                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10509

                              AXA PREMIER VIP TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                      Date of fiscal year end: December 31

            Date of reporting period: January 1, 2004 - June 30, 2004

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                              AXA Premier VIP Trust
                                 2004 Certified
                               Semi-Annual Report

--------------------------------------------------------------------------------

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

--------------------------------------------------------------------------------

AXA PREMIER VIP TRUST
SEMI-ANNUAL REPORT
June 30, 2004

Table of Contents

..    Performance Results .................................................   2
..    Portfolios of Investments ...........................................   4
..    Financial Statements ................................................   74
..    Notes to Financial Statements .......................................   107
..    Management of the Trust .............................................   120
..    Proxy Voting Policies and Procedures ................................   123

--------------------------------------------------------------------------------
NOTES ON PERFORMANCE
--------------------------------------------------------------------------------

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages, compares each Portfolio's performance to that of a broad-based securities index. Each of the Portfolio's annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contract holder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Conservative Allocation Index

The Conservative Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 20% and 80%, respectively.

Conservative-Plus Allocation Index

The Conservative-Plus Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 40% and 60%, respectively.

Moderate Allocation Index

The Moderate Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 50% and 50%, respectively.

Moderate-Plus Allocation Index

The Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Morgan Stanley Capital International EAFE Index and the Lehman Brothers Aggregate Bond Index at a weighting of 60%, 15% and 25%, respectively.

Aggressive Allocation Index

The Aggressive Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Morgan Stanley Capital International EAFE Index and the Lehman Brothers Aggregate Bond Index at a weighting of 75%, 15% and 10%, respectively.

The Credit Suisse First Boston Global High Yield Index

An unmanaged trader-priced index that mirrors the public high-yield debt market.

Lehman Brothers Aggregate Bond Index

An unmanaged index considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities.

Morgan Stanley Capital International EAFE Index

An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

Russell 1000(R) Growth Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000(R) Value Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 1000(R) Technology Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme.

Russell 1000(R) Health Care Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

The Russell 3000(R) Index

An unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000(R) Growth Index

An unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Russell 2500(TM) Growth Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2500(TM) Value Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Standard & Poor's 500 Index

An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market.

AXA Premier VIP Trust Investment Performance Summary
For the period ended June 30, 2004 (Unaudited)

                                         Inception                                                                          Since
                                           Date     1 Month  3 Mos.   YTD   1 Year  3 Years  5 Years  10 Years  15 Years  Inception*
------------------------------------------------------------------------------------------------------------------------------------
Large Company Stocks
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
   Fund - A                               01/27/86    2.00     0.09   4.63   23.11   (2.86)   (6.65)     4.65      8.71     10.81
AXA Premier VIP Aggressive Equity
   Fund - B                               10/02/96    2.02     0.04   4.55   22.78   (3.12)   (6.88)                        (1.51)
Lipper Multi-Cap Growth Funds                         2.17     1.51   3.96   20.87   (4.20)   (2.68)    10.91     10.57     11.95
Russell 3000 Growth                                   1.41     1.79   2.96   18.82   (3.48)   (6.05)     9.78     10.02     10.68
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core
   Equity - A                             12/31/01    1.81     0.40   2.63   16.03                                           0.94
AXA Premier VIP Large Cap Core
   Equity - B                             12/31/01    1.81     0.30   2.53   15.76                                           0.70
Lipper Large Cap Core Funds                           1.89     1.17   2.37   16.87                                          (0.28)
S&P 500                                               1.94     1.72   3.44   19.11                                           1.47
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth - A      12/31/01    2.18     3.65   3.77   18.61                                          (2.57)
AXA Premier VIP Large Cap Growth - B      12/31/01    2.08     3.56   3.56   18.30                                          (2.82)
Lipper Large-Cap Growth Funds                         1.49     1.23   2.56   16.68                                          (2.37)
Russell 1000 Growth                                   1.25     1.94   2.74   17.88                                          (1.57)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value - A       12/31/01    2.23     1.27   4.62   21.78                                           4.08
AXA Premier VIP Large Cap Value - B       12/31/01    2.23     1.18   4.52   21.63                                           3.84
Lipper Large Cap Value Funds                          2.22     0.75   2.64   19.08                                           2.20
Russell 1000 Value                                    2.36     0.88   3.94   21.13                                           5.45
------------------------------------------------------------------------------------------------------------------------------------
Small/Mid Company Stocks
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap
   Growth - A                             12/31/01    3.13     0.94   3.60   24.68                                          (3.39)
AXA Premier VIP Small/Mid Cap
   Growth - B                             12/31/01    3.03     0.83   3.50   24.37                                          (3.64)
Lipper Small-Cap Growth Funds                         2.66    (0.43)  3.83   25.81                                           0.85
Russell 2500 Growth                                   2.44     0.13   5.65   30.12                                           3.74
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value - A   12/31/01    3.45     1.20   6.60   30.69                                           4.84
AXA Premier VIP Small/Mid Cap Value - B   12/31/01    3.47     1.21   6.44   30.33                                           4.58
Lipper Small-Cap Value Funds                          5.07     1.99   8.11   35.51                                          12.64
Russell 2500 Value                                    3.97     0.51   6.72   33.91                                          14.23
------------------------------------------------------------------------------------------------------------------------------------
Sector Funds
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care - A           12/31/01    0.61    (0.14)  4.94   15.75                                           3.22
AXA Premier VIP Health Care - B           12/31/01    0.52    (0.23)  4.77   15.37                                           2.95
Lipper Specialty/Miscellaneous Funds                  1.18    (0.23)  2.17   20.79                                          (1.28)
Russell 1000 Health Care Index                       (0.24)    2.60   2.99    7.62                                          (1.17)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology - A            12/31/01    1.74     0.37   0.93   26.15                                          (3.35)
AXA Premier VIP Technology - B            12/31/01    1.63     0.37   0.83   25.67                                          (3.61)
Lipper Specialty/Miscellaneous Funds                  1.18    (0.23)  2.17   20.79                                          (1.28)
Russell 1000 Technology Index                         2.21     1.44  (1.40)  25.05                                          (4.02)
------------------------------------------------------------------------------------------------------------------------------------
International Stocks
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International
   Equity - A                             12/31/01    1.67    (0.97)  4.17   27.54                                           4.35
AXA Premier VIP International
   Equity - B                             12/31/01    1.68    (0.98)  4.08   27.32                                           4.13
Lipper International Core Funds                       1.77    (0.77)  3.47   28.48                                           6.64
MSCI EAFE Index                                       2.19     0.22   4.56   32.37                                           8.23
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bonds
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield Fund - A       01/02/87    1.28    (1.03)  0.38    7.14    6.68     1.69      5.77      7.39      7.49
AXA Premier VIP High Yield Fund - B       10/02/96    1.11    (1.21)  0.20    6.88    6.38     1.41                          2.57
Lipper High Current Yield Funds                       1.34    (0.62)  1.07    9.58    7.50     3.25      5.94      7.33      7.58
CS First Boston Global High Yield Index               1.55    (0.19)  2.47   11.75   11.10     6.37      7.83      9.08      9.25
------------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term Bonds
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond - A             12/31/01    0.52    (2.20)  0.08    0.19                                           5.00
AXA Premier VIP Core Bond - B             12/31/01    0.50    (2.17)  0.05    0.03                                           4.76
Lipper Intermediate Inv. Grade Debt
   Funds                                              0.49    (2.46) (0.01)   0.29                                           5.41
Lehman Aggregate Bond                                 0.57    (2.44)  0.15    0.32                                           5.74
------------------------------------------------------------------------------------------------------------------------------------
AXA Allocation Funds
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
   Portfolio - A                          07/31/03    0.98    (1.48)  0.98                                                   6.92
AXA Conservative Allocation
   Portfolio - B                          07/31/03    0.88    (1.57)  0.78                                                   6.61
Lipper Flexible Portfolio Funds                       1.46     0.09   2.05                                                  11.49
Conservative Allocation Index                         0.84    (1.62)  0.81                                                   6.41
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
   Portfolio - A                          07/31/03    1.33    (0.80)  1.80                                                   9.97
AXA Conservative-Plus Allocation
   Portfolio - B                          07/31/03    1.23    (0.90)  1.61                                                   9.66
Lipper Flexible Portfolio Funds                       1.46     0.09   2.05                                                  11.49
Conservative-Plus Allocation Index                    1.12    (0.79)  1.47                                                   9.03
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation Portfolio - A     01/27/86    1.63    (0.46)  2.39   12.53    1.72     2.75      8.32      8.63      9.96
AXA Moderate Allocation Portfolio - B     07/08/98    1.64    (0.47)  2.27   12.23    1.49     2.50                          3.99
Lipper Flexible Portfolio Funds                       1.46     0.09   2.05   11.78    2.41     2.43      9.44      9.48      9.44
Moderate Allocation Index                             1.26    (0.38)  1.80    9.47    3.22     2.69      9.95      9.82     10.56
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
   Portfolio - A                          07/31/03    1.86    (0.17)  3.32                                                  16.36
AXA Moderate-Plus Allocation
   Portfolio - B                          07/31/03    1.86    (0.17)  3.23                                                  16.13
Lipper Flexible Portfolio Funds                       1.46     0.09   2.05                                                  11.49
Moderate-Plus Allocation Index                        1.64     0.44   2.79                                                  15.40
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio - A   07/31/03    2.02     0.26   3.56                                                  17.10
AXA Aggressive Allocation Portfolio - B   07/31/03    2.02     0.27   3.47                                                  16.89
Lipper Flexible Portfolio Funds                       1.46     0.09   2.05                                                  11.49
Aggressive Allocation Index                           1.84     1.07   3.29                                                  17.45
------------------------------------------------------------------------------------------------------------------------------------

Returns of less than one-year are not annualized
Past performance is not indicative of future results.

* The "since inception" returns for the Lipper Averages and benchmark indices reflect the inception date of the older class.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares     (Note 1)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*++ .......     104,900   $ 2,464,406
AXA Premier VIP Core Bond Portfolio++ ................   2,274,318    23,433,238
AXA Premier VIP High Yield Portfolio++ ...............     794,824     4,487,775
AXA Premier VIP Small/Mid Cap Growth Portfolio++ .....     129,960     1,158,097
AXA Premier VIP Small/Mid Cap Value Portfolio++ ......     158,335     1,757,362
EQ/Alliance Premier Growth Portfolio*++ ..............     224,363     1,455,488
EQ/Alliance Quality Bond Portfolio++ .................     762,710     7,800,177
EQ/Lazard Small Cap Value Portfolio++ ................      41,773       586,283
EQ/Marsico Focus Portfolio*++  .......................   1,373,656     1,810,661
                                                                     -----------
Total Investment Companies (95.0%)
   (Cost $45,075,790) ................................                44,953,487
                                                                     -----------
                                                         Principal
                                                           Amount
                                                         ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.4%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 (Amortized Cost $660,825) ...........    $660,825   $   660,825
                                                                     -----------
Total Investments (96.4%)
   (Cost/Amortized Cost $45,736,615) .................                45,614,312
Other Assets Less Liabilities (3.6%) .................                 1,690,184
                                                                     -----------
Net Assets (100%) ....................................               $47,304,496
                                                                     ===========

*    Non-income producing.

++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in the Portfolio are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the six months ended June 30, 2004, were as follows:

                                                Market Value      Purchases      Sales     Market Value   Dividend     Realized
Securities                                   December 31, 2003     at Cost      at Cost   June 30, 2004    Income    Gain (Loss)
----------                                   -----------------   -----------   --------   -------------   --------   -----------
AXA Premier VIP Aggressive
   Equity Portfolio ......................       $  265,740      $ 2,206,233   $ 58,270    $ 2,464,406    $     --     $ 6,066
AXA Premier VIP Core Bond Portfolio ......        2,708,368       21,612,844    642,164     23,433,238     152,120      (5,835)
AXA Premier VIP High Yield Portfolio .....          521,786        4,088,692    123,094      4,487,775         934      (1,889)
AXA Premier VIP Small/Mid Cap
   Growth Portfolio ......................          131,268        1,038,963     28,734      1,158,097      17,024       1,567
AXA Premier VIP Small/Mid Cap
   Value Portfolio .......................          199,808        1,545,520     40,704      1,757,362      12,612       4,748
EQ/Alliance Premier Growth Portfolio .....          197,971        1,249,731     36,751      1,455,488          --       2,187
EQ/Alliance Quality Bond Portfolio .......          903,509        7,174,198    213,816      7,800,177      20,621      (1,706)
EQ/Lazard Small Cap Value Portfolio ......           66,411          516,925     13,637        586,283       5,955       1,514
EQ/Marsico Focus Portfolio ...............          197,505        1,653,730     46,409      1,810,661          --       1,822
                                                 ----------                                -----------    --------     -------
                                                 $5,192,366                                $44,953,487    $209,266     $ 8,474
                                                 ==========                                ===========    ========     =======

AXA PREMIER VIP TRUST
AXA CONSERVATIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ..................   $41,086,836
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ..................     1,212,053

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........................   $   214,828
Aggregate gross unrealized depreciation .........................      (337,131)
                                                                    -----------
Net unrealized depreciation .....................................   $  (122,303)
                                                                    ===========
Federal income tax cost of investments ..........................   $45,736,615
                                                                    ===========

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares     (Note 1)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*++ .......     334,924   $ 7,868,332
AXA Premier VIP Core Bond Portfolio++ ................   3,246,934    33,454,512
AXA Premier VIP High Yield Portfolio++  ..............   1,588,283     8,967,846
AXA Premier VIP Small/Mid Cap Growth Portfolio++ .....     518,143     4,617,250
AXA Premier VIP Small/Mid Cap Value Portfolio++ ......     631,342     7,007,269
EQ/Alliance Premier Growth Portfolio*++ ..............     714,619     4,635,879
EQ/Alliance Quality Bond Portfolio++ .................   1,088,956    11,136,670
EQ/Lazard Small Cap Value Portfolio++ ................     166,726     2,339,967
EQ/Marsico Focus Portfolio*++ ........................     437,636     5,769,034
EQ/Mercury Basic Value Equity Portfolio++ ............     299,475     4,626,256
                                                                     -----------
Total Investment Companies (99.9%)
   (Cost $90,027,290) ................................                90,423,015
                                                                     -----------

--------------------------------------------------------------------------------
                                                        Principal       Value
                                                         Amount       (Note 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.3%)
J.P. Morgan Chase Nassau, 0.63%, 7/1/04 (Amortized
   Cost $1,202,476) ................................   $1,202,476   $ 1,202,476
                                                                    -----------
Total Investments (101.2%)
   (Cost/Amortized Cost $91,229,766) ...............                 91,625,491
Other Assets Less Liabilities (-1.2%) ..............                 (1,059,870)
                                                                    -----------
Net Assets (100%) ..................................                $90,565,621
                                                                    ===========

----------
*    Non-income producing.

++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in the Portfolio are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the six months ended June 30, 2004, were as follows:

                                                Market Value      Purchases      Sales     Market Value   Dividend     Realized
Securities                                   December 31, 2003     at Cost      at Cost   June 30, 2004    Income    Gain (Loss)
----------                                   -----------------   -----------   --------   -------------   --------   -----------
AXA Premier VIP Aggressive
   Equity Portfolio ......................       $  731,903      $ 7,145,100   $155,821    $ 7,868,332    $     --     $ 10,797
AXA Premier VIP Core Bond Portfolio ......        3,306,818       31,183,873    706,100     33,454,512     213,443      (14,560)
AXA Premier VIP High Yield Portfolio .....          895,201        8,260,706    189,023      8,967,846       1,923       (4,612)
AXA Premier VIP Small/Mid Cap
   Growth Portfolio ......................          451,101        4,199,285     89,804      4,617,250      69,893        2,400
AXA Premier VIP Small/Mid Cap
   Value Portfolio .......................          689,895        6,245,850    126,729      7,007,269      51,761       11,580
EQ/Alliance Premier Growth Portfolio .....          542,770        4,032,862     76,075      4,635,879          --        1,848
EQ/Alliance Quality Bond Portfolio .......        1,103,735       10,353,842    234,808     11,136,670      30,364       (4,296)
EQ/Lazard Small Cap Value Portfolio ......          229,720        2,089,158     42,141      2,339,967      24,461        3,963
EQ/Marsico Focus Portfolio ...............          541,565        5,339,606    123,452      5,769,034          --          829
EQ/Mercury Basic Value
   Equity Portfolio ......................          466,860        4,130,272     83,186      4,626,256         881        9,020
                                                 ----------                                -----------    --------     --------
                                                 $8,959,568                                $90,423,015    $392,726     $ 16,969
                                                 ==========                                ===========    ========     ========

AXA PREMIER VIP TRUST
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ..................   $82,980,554
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ..................     1,844,108

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........................   $   855,658
Aggregate gross unrealized depreciation .........................      (459,933)
                                                                    -----------
Net unrealized appreciation .....................................   $   395,725
                                                                    ===========
Federal income tax cost of investments ..........................   $91,229,766
                                                                    ===========

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE ALLOCATION PORTFOLIO PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Number         Market
                                                     of Shares         Value
--------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity
   Portfolio*++ .................................    21,627,683   $  508,096,871
AXA Premier VIP Core Bond Portfolio++ ...........    51,740,324      533,102,035
AXA Premier VIP High Yield Portfolio++ ..........    82,745,059      467,199,433
AXA Premier VIP Small/Mid Cap Growth
   Portfolio++ ..................................    28,183,469      251,147,003
AXA Premier VIP Small/Mid Cap Value
   Portfolio++ ..................................    53,565,924      594,528,418
EQ/Alliance Premier Growth Portfolio*++ .........    54,367,838      352,695,256
EQ/Alliance Quality Bond Portfolio++ ............   115,851,454    1,184,804,125
EQ/Lazard Small Cap Value Portfolio++ ...........    13,923,482      195,413,580
EQ/Marsico Focus Portfolio*++ ...................    26,576,196      350,334,521
EQ/Mercury Basic Value Equity Portfolio++ .......    24,811,597      383,286,415
                                                                  --------------
Total Investment Companies (100.0%)
   (Cost $4,407,485,488) ........................                  4,820,607,657
                                                                  --------------

--------------------------------------------------------------------------------
                                                     Principal        Market
                                                       Amount          Value
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.1%)
J.P. Morgan Chase Nassau, 0.63%, 7/1/04
   (Amortized Cost $4,815,732) ..................   $4,815,732   $    4,815,732
                                                                 --------------
Total Investments (100.1%)
   (Cost/Amortized Cost $4,412,301,220) .........                 4,825,423,389
Other Assets Less Liabilities (-0.1%) ...........                    (3,910,172)
                                                                 --------------
Net Assets (100%) ...............................                $4,821,513,217
                                                                 ==============

----------
*    Non-income producing.

++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Portfolios are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the six months ended June 30, 2004, were as follows:

                                              Market Value       Purchases       Sales      Market Value      Dividend     Realized
Securities                                 December 31, 2003      at Cost       at Cost    June 30, 2004       Income        Gain
----------                                 -----------------   ------------   ----------   --------------   -----------   ----------
AXA Premier VIP Aggressive Equity
   Portfolio ...........................     $  459,216,735    $ 27,722,781   $  598,871   $  508,096,871   $        --   $  122,241
AXA Premier VIP Core Bond Portfolio ....        413,030,663     127,657,897    1,985,405      533,102,035     5,810,782       42,722
AXA Premier VIP High Yield Portfolio ...        441,650,877      25,005,148      680,027      467,199,433       108,246       41,084
AXA Premier VIP Small/Mid Cap Growth
   Portfolio ...........................        230,375,299      16,555,660      307,920      251,147,003     4,107,209       52,636
AXA Premier VIP Small/Mid Cap Value
   Portfolio ...........................        533,590,497      32,749,285    2,530,699      594,528,418     4,740,271      579,399
EQ/Alliance Premier Growth
   Portfolio ...........................        327,685,328      13,685,831      485,141      352,695,256            --       55,693
EQ/Alliance Quality Bond Portfolio .....      1,144,012,349      44,127,210      659,978    1,184,804,125     3,511,504       16,064
EQ/Lazard Small Cap Value Portfolio ....        174,832,387      11,540,810      860,515      195,413,580     2,204,472      176,184
EQ/Marsico Focus Portfolio .............        331,392,745      20,833,642      487,652      350,334,521            --       53,182
EQ/Mercury Basic Value Equity
   Portfolio ...........................        347,287,772      18,751,421      457,216      383,286,415        78,745       83,617
                                             --------------                                --------------   -----------   ----------
                                             $4,403,074,652                                $4,820,607,657   $20,561,229   $1,222,822
                                             ==============                                ==============   ===========   ==========

AXA PREMIER VIP TRUST
AXA MODERATE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ...............   $  338,629,685
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...............       10,822,460

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  413,801,187
Aggregate gross unrealized depreciation ......................         (679,018)
                                                                 --------------
Net unrealized appreciation ..................................   $  413,122,169
                                                                 ==============
Federal income tax cost of investments .......................   $4,412,301,220
                                                                 ==============

The Portfolio has a net capital loss carryforward of $739,064,494 of which $753,329 expires in the year 2007, $192,971,362 expires in the year 2008, $174,204,506 expires in the year 2009, $273,667,511 expires in the year 2010, and $97,467,786 expires in the year 2011.

Included in the capital loss carryforward amounts are $356,378,893 of losses acquired from EQ/Growth Investors Portfolio as a result of a tax free reorganization in the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE-PLUS ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number       Market
                                                       of Shares       Value
--------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*++ .....   1,341,402   $ 31,513,412
AXA Premier VIP Core Bond Portfolio++ ..............   4,450,041     45,850,618
AXA Premier VIP High Yield Portfolio++ .............   3,106,530     17,540,248
AXA Premier VIP International Equity Portfolio++ ...   6,044,737     66,678,737
AXA Premier VIP Small/Mid Cap Growth Portfolio++ ...   2,022,611     18,023,777
AXA Premier VIP Small/Mid Cap Value Portfolio++ ....     307,590     34,139,510
EQ/Alliance Premier Growth Portfolio*++ ............   2,574,670     16,702,410
EQ/Alliance Quality Bond Portfolio++ ...............   1,492,628     15,264,993
EQ/Capital Guardian International Portfolio++ ......   2,275,252     22,271,438
EQ/Lazard Small Cap Value Portfolio++ ..............     812,040     11,396,830
EQ/Marsico Focus Portfolio*++ ......................   1,755,006     23,134,956
EQ/Mercury Basic Value Equity Portfolio++ ..........   3,498,653     54,046,749
                                                                   ------------
Total Investment Companies (98.7%)
   (Cost $351,236,864) ............................                 356,563,678
                                                                   ------------

--------------------------------------------------------------------------------
                                                       Principal      Market
                                                        Amount         Value
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.3%)
J.P. Morgan Chase Nassau, 0.63%, 7/1/04
   (Amortized Cost $4,567,333) ....................   $4,567,333   $  4,567,333
                                                                   ------------
Total Investments (100.0%)
   (Cost/Amortized Cost $355,804,197) .............                 361,131,011
Other Assets Less Liabilities (-0.0%) .............                     (71,484)
                                                                   ------------
Net Assets (100%) .................................                $361,059,527
                                                                   ============

----------
*    Non-income producing.

++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Portfolios are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the six months ended June 30, 2004, were as follows:

                                              Market Value      Purchases     Sales     Market Value   Dividend     Realized
Securities                                 December 31, 2003     at Cost     at Cost   June 30, 2004    Income    Gain (Loss)
----------------------------------------   -----------------   -----------   -------   -------------   --------   -----------
AXA Premier VIP Aggressive
   Equity Portfolio ....................      $ 2,345,263      $28,558,344    $2,776    $ 31,513,412   $     --     $  367
AXA Premier VIP Core Bond Portfolio ....        3,731,596       42,498,888     5,208      45,850,618    262,686        (52)
AXA Premier VIP High Yield Portfolio ...        1,438,383       16,093,456     1,943      17,540,248      3,475         21
AXA Premier VIP International
   Equity Portfolio ....................        7,441,275       58,393,538     8,410      66,678,737     58,951      1,411
AXA Premier VIP Small/Mid Cap
   Growth Portfolio ....................        1,448,863       16,342,162     1,752      18,023,777    252,180        212
AXA Premier VIP Small/Mid Cap
   Value Portfolio .....................        2,756,985       30,402,045     3,234      34,139,510    233,329        449
EQ/Alliance Premier Growth Portfolio ...        1,744,483       14,483,337     2,161      16,702,410         --        196
EQ/Alliance Quality Bond Portfolio .....        1,245,094       14,117,159     1,740      15,264,993     38,425        (21)
EQ/Capital Guardian
   International Portfolio .............               --       22,135,991        --      22,271,438     20,669         --
EQ/Lazard Small Cap Value Portfolio ....          917,816       10,166,484     1,073      11,396,830    110,245        155
EQ/Marsico Focus Portfolio .............        1,741,373       21,318,245     2,147      23,134,956         --        210
EQ/Mercury Basic Value
   Equity Portfolio ....................        4,464,152       48,279,468     5,142      54,046,749      9,523        750
                                              -----------                               ------------   --------     ------
                                              $29,275,283                               $356,563,678   $989,483     $3,698
                                              ===========                               ============   ========     ======

AXA PREMIER VIP TRUST
AXA MODERATE-PLUS ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $322,789,117
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................         39,284

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $  5,835,700
Aggregate gross unrealized depreciation ........................       (508,886)
                                                                   ------------
Net unrealized appreciation ....................................   $  5,326,814
                                                                   ============
Federal income tax cost of investments .........................   $355,804,197
                                                                   ============

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA AGGRESSIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                          Number       Value
                                                        of Shares     (Note 1)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*++ ......     733,956   $ 17,242,760
AXA Premier VIP Core Bond Portfolio++ ...............     745,190      7,678,000
AXA Premier VIP International Equity Portfolio++ ....   1,054,737     11,634,675
AXA Premier VIP Small/Mid Cap Growth Portfolio++ ....   1,182,379     10,536,349
AXA Premier VIP Small/Mid Cap Value Portfolio++ .....     901,238     10,002,842
EQ/Alliance Premier Growth Portfolio*++ .............   1,420,827      9,217,195
EQ/Alliance Quality Bond Portfolio++ ................     249,923      2,555,942
EQ/Capital Guardian International Portfolio++ .......     407,220      3,986,099
EQ/Lazard Small Cap Value Portfolio++ ...............     237,583      3,334,433
EQ/Marsico Focus Portfolio*++ .......................     961,980     12,681,075
EQ/Mercury Basic Value Equity Portfolio++ ...........   1,024,694     15,829,341
                                                                    ------------
Total Investment Companies (99.4%)
   (Cost $103,041,093) ..............................                104,698,711
                                                                    ------------

--------------------------------------------------------------------------------
                                                       Principal      Value
                                                        Amount       (Note 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.6%)
J.P. Morgan Chase Nassau, 0.63%, 7/1/04 (Amortized
   Cost $2,726,797) ...............................   $2,726,797   $  2,726,797
                                                                   ------------
Total Investments (102.0%)

   (Cost/Amortized Cost $105,767,890) .............                 107,425,508
Other Assets Less Liabilties (-2.0%) ..............                  (2,090,861)
                                                                   ------------
Net Assets (100%) .................................                $105,334,647
                                                                   ============

----------
*    Non-income producing.

++   Affiliated company as defined under the Investment Company Act of 1940.

The holdings in the Portfolio are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the six months ended June 30, 2004, were as follows:

                                              Market Value      Purchases     Sales     Market Value   Dividend    Realized
Securities                                 December 31, 2003     at Cost     at Cost   June 30, 2004    Income    Gain (Loss)
----------------------------------------   -----------------   -----------   -------   -------------   --------   -----------
AXA Premier VIP Aggressive
   Equity Portfolio ....................       $1,191,354      $15,774,856   $26,877    $ 17,242,760   $     --     $ 3,108
AXA Premier VIP Core Bond Portfolio ....          580,798        7,186,073    14,992       7,678,000     48,325          (4)
AXA Premier VIP International
   Equity Portfolio ....................        1,210,795       10,350,326    25,768      11,634,675     10,306       4,207
AXA Premier VIP Small/Mid Cap
   Growth Portfolio ....................          786,434        9,664,839    17,780      10,536,349    147,843       2,204
AXA Premier VIP Small/Mid Cap
   Value Portfolio .....................          747,991        8,990,769    16,450      10,002,842     68,585       2,285
EQ/Alliance Premier Growth Portfolio ...          887,150        8,111,571    21,050       9,217,195         --       1,431
EQ/Alliance Quality Bond Portfolio .....          193,787        2,385,695     4,995       2,555,942      6,455         (10)
EQ/Capital Guardian
   International Portfolio .............               --        3,939,198        --       3,986,099      3,723          --
EQ/Lazard Small Cap Value Portfolio ....          248,989        3,006,420     5,517       3,334,433     32,348         728
EQ/Marsico Focus Portfolio .............          885,111       11,802,310    20,976      12,681,075         --       1,506
EQ/Mercury Basic Value
   Equity Portfolio ....................        1,209,049       14,278,295    26,293      15,829,341      2,798       3,685
                                               ----------                               ------------   --------     -------
                                               $7,941,458                               $104,698,711   $320,383     $19,140
                                               ==========                               ============   ========     =======

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $ 95,490,352
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................        199,838

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $  1,752,662
Aggregate gross unrealized depreciation ........................        (95,044)
                                                                   ------------
Net unrealized appreciation ....................................   $  1,657,618
                                                                   ============
Federal income tax cost of investments .........................   $105,767,890
                                                                   ============

                       See Notes to Financial Statements

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY
PORTFOLIO PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (17.1%)
Automobiles (0.8%)
Bayerische Motoren Werke
   (BMW) AG .........................................     101,000   $  4,466,748
Harley-Davidson, Inc. ...............................     265,300     16,432,682
                                                                    ------------
                                                                      20,899,430
                                                                    ------------
Hotels, Restaurants & Leisure (3.0%)
Carnival Corp. ......................................      96,700      4,544,900
Cheesecake Factory, Inc.*  ..........................      26,740      1,063,985
Four Seasons Hotels, Inc.^ ..........................     290,712     17,503,769
GTECH Holdings Corp.* ...............................      34,800      1,611,588
International Game Technology .......................      45,600      1,760,160
Mandalay Resort Group ...............................     181,792     12,478,203
Outback Steakhouse, Inc. ............................      28,660      1,185,377
P.F. Chang's China Bistro, Inc.*^ ...................      25,200      1,036,980
Royal Caribbean Cruises Ltd.^ .......................      91,210      3,959,426
Starbucks Corp.* ....................................     198,760      8,642,085
WMS Industries, Inc.*^ ..............................      45,800      1,364,840
Wynn Resorts Ltd.* ..................................     480,741     18,571,025
                                                                    ------------
                                                                      73,722,338
                                                                    ------------
Household Durables (1.8%)
D.R. Horton, Inc. ...................................     731,920     20,786,528
Lennar Corp.,
   Class A ..........................................     529,075     23,660,234
   Class B ..........................................      10,980        454,902
                                                                    ------------
                                                                      44,901,664
                                                                    ------------
Internet & Catalog Retail (4.3%)
Amazon.com, Inc.*^ ..................................     392,040     21,326,976
eBay, Inc.* .........................................     872,769     80,251,110
InterActiveCorp*^ ...................................     191,992      5,786,639
                                                                    ------------
                                                                     107,364,725
                                                                    ------------
Media (3.0%)
Citadel Broadcasting Corp.* .........................     101,660      1,481,186
EchoStar Communications Corp., Class A* .............     975,781     30,005,266
Getty Images, Inc.*^ ................................      94,800      5,688,000
Grupo Televisa S.A. (ADR) ...........................      39,600      1,792,692
Meredith Corp. ......................................      35,520      1,952,179
News Corp., Ltd. ....................................     689,242      6,087,998
News Corp., Ltd.
   (Preferred ADR) ..................................     123,100      4,047,528
NTL, Inc.* ..........................................     100,967      5,817,719
Playboy Enterprises, Inc., Class B*^ ................      50,800        589,788
Walt Disney Co. .....................................     107,998      2,752,869
Westwood One, Inc.* .................................     114,760      2,731,288
XM Satellite Radio Holdings, Inc., Class A*^ ........     398,970     10,887,891
                                                                    ------------
                                                                      73,834,404
                                                                    ------------
Multiline Retail (1.2%)
Family Dollar Stores, Inc. ..........................      66,900      2,035,098
Kohl's Corp.* .......................................     524,775     22,187,487
Target Corp. ........................................     104,920      4,455,952
                                                                    ------------
                                                                      28,678,537
                                                                    ------------
Specialty Retail (2.3%)
Best Buy Co., Inc. ..................................      33,400      1,694,716
Lowe's Cos., Inc. ...................................     351,850     18,489,717
Petsmart, Inc. ......................................      66,170      2,147,217
Ross Stores, Inc. ...................................     106,520      2,850,475
Staples, Inc. .......................................     105,512      3,092,557
Tiffany & Co. .......................................     782,943     28,851,450
                                                                    ------------
                                                                      57,126,132
                                                                    ------------
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.* ........................................      32,200      1,455,118
Nike, Inc., Class B .................................     187,817     14,227,138
Reebok International Ltd. ...........................      65,470   $  2,355,610
                                                                    ------------
                                                                      18,037,866
                                                                    ------------
   Total Consumer Discretionary .....................                424,565,096
                                                                    ------------
Consumer Staples (3.0%)
Beverages (0.6%)
PepsiCo, Inc. .......................................     279,719     15,071,260
                                                                    ------------
Food & Staples Retailing (1.5%)
CVS Corp. ...........................................      40,000      1,680,800
Wal-Mart Stores, Inc. ...............................     383,828     20,250,765
Walgreen Co. ........................................     145,609      5,272,502
Whole Foods Market, Inc. ............................     101,677      9,705,070
                                                                    ------------
                                                                      36,909,137
                                                                    ------------
Food Products (0.1%)
Coolbrands International, Inc.* .....................      84,200      1,375,334
                                                                    ------------
Household Products (0.8%)
Procter & Gamble Co. ................................     366,120     19,931,573
                                                                    ------------
   Total Consumer Staples ...........................                 73,287,304
                                                                    ------------
Energy (3.2%)
Energy Equipment & Services (2.6%)
BJ Services Co.* ....................................     527,285     24,170,744
Cooper Cameron Corp.* ...............................      26,070      1,269,609
FMC Technologies, Inc.*^ ............................     350,790     10,102,752
GlobalSantaFe Corp. .................................      57,600      1,526,400
Nabors Industries Ltd.* .............................     418,180     18,910,100
Schlumberger Ltd. ...................................     121,480      7,715,195
Smith International, Inc.* ..........................      38,240      2,132,262
                                                                    ------------
                                                                      65,827,062
                                                                    ------------
Oil & Gas (0.6%)
Apache Corp. ........................................     332,940     14,499,537
                                                                    ------------
   Total Energy .....................................                 80,326,599
                                                                    ------------
Financials (10.2%)
Capital Markets (4.3%)
Ameritrade Holding Corp.* ...........................   1,914,850     21,733,547
Charles Schwab Corp. ................................     813,570      7,818,408
Goldman Sachs Group, Inc. ...........................     433,224     40,792,372
Investors Financial Services Corp.^ .................      42,400      1,847,792
Janus Capital Group, Inc. ...........................     519,600      8,568,204
Legg Mason, Inc. ....................................      46,560      4,237,426
Merrill Lynch & Co., Inc. ...........................     408,106     22,029,562
                                                                    ------------
                                                                     107,027,311
                                                                    ------------
Consumer Finance (1.6%)
American Express Co. ................................      74,300      3,817,534
SLM Corp. ...........................................     902,278     36,497,145
                                                                    ------------
                                                                      40,314,679
                                                                    ------------
Diversified Financial Services (1.8%)
Chicago Mercantile Exchange^ ........................     105,420     15,219,485
Citigroup, Inc. .....................................     606,845     28,218,293
                                                                    ------------
                                                                      43,437,778
                                                                    ------------
Thrifts & Mortgage Finance (2.5%)
Countrywide Financial Corp. .........................     894,061     62,807,785
                                                                    ------------
   Total Financials .................................                253,587,553
                                                                    ------------
Health Care (24.6%)
Biotechnology (9.1%)
Affymetrix, Inc.*^ ..................................     424,020     13,878,175
Amgen, Inc.*  .......................................      58,500      3,192,345
Applera Corp.- Celera Genomics Group*^ ..............     820,500      9,443,955
Biogen Idec, Inc.* ..................................     587,040     37,130,280
Celgene Corp.*^ .....................................      54,900      3,143,574
Cepheid, Inc.*^ .....................................   1,664,040     19,203,022
Compugen Ltd.*  .....................................   1,323,400      6,219,980

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of      Value
                                                         Shares       (Note 1)
--------------------------------------------------------------------------------
Curis, Inc.*^  ......................................   2,110,450   $  9,328,189
Gen-Probe, Inc.* ....................................      55,300      2,616,796
Genentech, Inc.* ....................................   1,230,716     69,166,239
Genzyme Corp.-General Division* .....................     117,532      5,562,789
Gilead Sciences, Inc.* ..............................     314,685     21,083,895
Human Genome Sciences, Inc.*  .......................     792,100      9,212,123
ImClone Systems, Inc.*^  ............................      20,900      1,793,011
Invitrogen Corp.*^ ..................................      23,030      1,657,930
MedImmune, Inc.*  ...................................      90,000      2,106,000
Memory Pharmaceuticals Corp.* .......................   1,026,900      9,345,817
Neurocrine Biosciences, Inc.*^ ......................      24,200      1,254,770
                                                                    ------------
                                                                     225,338,890
                                                                    ------------
Health Care Equipment & Supplies (8.3%)
Alcon, Inc. .........................................      40,500      3,185,325
Apogent Technologies, Inc.* .........................      16,820        538,240
Applied Biosystems Group ............................   1,010,840     21,985,770
Bard (C.R.), Inc. ...................................      90,500      5,126,825
Baxter International, Inc. ..........................     108,000      3,727,080
Boston Scientific Corp.* ............................     464,177     19,866,776
Cytyc Corp.* ........................................     370,550      9,400,854
Dentsply International, Inc. ........................      55,480      2,890,508
Fisher Scientific International, Inc.*^ .............      91,800      5,301,450
Guidant Corp. .......................................     461,466     25,786,720
Kinetic Concepts, Inc.*^ ............................     166,500      8,308,350
Medtronic, Inc. .....................................     418,002     20,365,057
Millipore Corp.*  ...................................      73,920      4,166,870
St. Jude Medical, Inc.* .............................     330,200     24,979,630
Varian Medical Systems, Inc.* .......................     155,900     12,370,665
Zimmer Holdings, Inc.* ..............................     415,761     36,670,120
                                                                    ------------
                                                                     204,670,240
                                                                    ------------
Health Care Providers & Services (3.6%)
Caremark Rx, Inc.* ..................................     118,190      3,893,179
HCA, Inc. ...........................................      83,500      3,472,765
UnitedHealth Group, Inc. ............................   1,328,794     82,717,426
                                                                    ------------
                                                                      90,083,370
                                                                    ------------
Pharmaceuticals (3.6%)
Allergan, Inc. ......................................      48,900      4,377,528
Elan Corp. plc (ADR)*^ ..............................      48,100      1,189,994
Eli Lilly & Co. .....................................      31,500      2,202,165
Forest Laboratories, Inc.* ..........................     527,900     29,894,977
Johnson & Johnson ...................................     133,200      7,419,240
Medicis Pharmaceutical Corp., Class A ...............     133,620      5,338,119
Novartis AG (Registered) ............................      66,000      2,911,610
Roche Holding AG ....................................      44,547      4,410,594
Teva Pharmaceutical Industries Ltd. (ADR)^ ..........     487,327     32,792,234
                                                                    ------------
                                                                      90,536,461
                                                                    ------------
   Total Health Care ................................                610,628,961
                                                                    ------------
Industrials (5.0%)
Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc. ........      25,180      1,244,144
FedEx Corp. .........................................     244,653     19,985,703
                                                                    ------------
                                                                      21,229,847
                                                                    ------------
Airlines (0.2%)
JetBlue Airways Corp.*^ .............................      37,295      1,095,727
Southwest Airlines Co. ..............................     200,700      3,365,739
                                                                    ------------
                                                                       4,461,466
                                                                    ------------
Commercial Services & Supplies (1.3%)
Apollo Group, Inc., Class A*  .......................     107,500      9,491,175
ARAMARK Corp., Class B ..............................     145,320      4,179,403
Career Education Corp.* .............................     121,500      5,535,540
Corinthian Colleges, Inc.*  .........................     204,440      5,057,846
Corporate Executive Board Co. .......................      34,700      2,005,313
Manpower, Inc. ......................................      37,220   $  1,889,660
Monster Worldwide, Inc.* ............................      48,592      1,249,786
Robert Half International, Inc. .....................      52,756      1,570,546
Strayer Education, Inc. .............................       8,800        981,816
                                                                    ------------
                                                                      31,961,085
                                                                    ------------
Electrical Equipment (0.1%)
Alamosa Holdings, Inc.*^ ............................     191,470      1,407,304
                                                                    ------------
Industrial Conglomerates (1.3%)
General Electric Co. ................................     860,230     27,871,452
Tyco International Ltd. .............................     144,216      4,779,318
                                                                    ------------
                                                                      32,650,770
                                                                    ------------
Machinery (1.3%)
Caterpillar, Inc. ...................................     274,123     21,776,331
Pall Corp. ..........................................     374,250      9,801,608
                                                                    ------------
                                                                      31,577,939
                                                                    ------------
   Total Industrials ................................                123,288,411
                                                                    ------------
Information Technology (33.0%)
Communications Equipment (8.9%)
3Com Corp.*  ........................................   2,592,700     16,204,375
Andrew Corp.* .......................................     192,400      3,849,924
Cisco Systems, Inc.* ................................   1,805,822     42,797,981
Comverse Technology, Inc.* ..........................     153,200      3,054,808
Corning, Inc.* ......................................   1,123,870     14,677,742
F5 Networks, Inc.*^ .................................      27,820        736,674
Harris Corp. ........................................      33,400      1,695,050
JDS Uniphase Corp.*  ................................   3,564,220     13,508,394
Juniper Networks, Inc.* .............................   1,567,916     38,523,686
Motorola, Inc. ......................................   1,862,977     33,999,330
Nokia OYJ (ADR) .....................................     256,952      3,736,082
QUALCOMM, Inc. ......................................     637,311     46,510,957
Research In Motion Ltd.* ............................      29,100      1,991,604
                                                                    ------------
                                                                     221,286,607
                                                                    ------------
Computers & Peripherals (2.7%)
Apple Computer, Inc.* ...............................      80,556      2,621,292
Dell, Inc.* .........................................     719,907     25,787,069
Lexmark International, Inc., Class A* ...............      17,600      1,698,928
Network Appliance, Inc.* ............................   1,256,430     27,050,938
SanDisk Corp.*^  ....................................     460,110      9,979,786
                                                                    ------------
                                                                      67,138,013
                                                                    ------------
Electronic Equipment & Instruments (1.5%)
Agilent Technologies, Inc.* .........................     656,700     19,228,176
CDW Corp.^ ..........................................      33,400      2,129,584
Itron, Inc.*^ .......................................     180,200      4,133,788
Veeco Instruments, Inc.*^ ...........................     295,330      7,622,467
Waters Corp.* .......................................      90,830      4,339,858
                                                                    ------------
                                                                      37,453,873
                                                                    ------------
Internet Software & Services (3.4%)
Akamai Technologies, Inc.*^ .........................      69,800      1,252,910
CNET Networks, Inc.* ................................   1,774,410     19,642,719
RealNetworks, Inc.*^ ................................   2,228,110     15,240,272
Shanda Interactive Entertainment Ltd. (ADR)*^ .......     517,500      7,979,850
Sina Corp.*^ ........................................     456,160     15,048,718
Softbank Corp. ......................................      41,200      1,812,400
Yahoo!, Inc.* .......................................     633,090     23,000,160
                                                                    ------------
                                                                      83,977,029
                                                                    ------------
IT Services (0.5%)
Alliance Data Systems Corp.* ........................     109,000      4,605,250
Ceridian Corp.* .....................................      85,100      1,914,750
DST Systems, Inc.*^ .................................     106,580      5,125,432
Paychex, Inc. .......................................      44,600      1,511,048
                                                                    ------------
                                                                      13,156,480
                                                                    ------------
Semiconductors & Semiconductor Equipment (9.3%)
Analog Devices, Inc. ................................      80,214      3,776,475
Broadcom Corp., Class A* ............................     705,098     32,977,434

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of       Value
                                                       Shares        (Note 1)
--------------------------------------------------------------------------------
FEI Co.*^ .........................................     228,350   $    5,459,849
Integrated Circuit Systems, Inc.* .................      68,900        1,871,324
Intel Corp. .......................................   1,089,800       30,078,480
KLA-Tencor Corp.*  ................................     477,718       23,589,715
Marvell Technology Group Ltd.*  ...................     212,860        5,683,362
Maxim Integrated Products, Inc. ...................     564,817       29,607,707
Micron Technology, Inc.*  .........................   1,279,070       19,582,562
NVIDIA Corp.* .....................................     787,610       16,146,005
PMC-Sierra, Inc.*^  ...............................     153,740        2,206,169
Samsung Electronics Co., Ltd. .....................      45,390       18,737,369
Silicon Laboratories, Inc.*^ ......................     510,292       23,652,034
Xilinx, Inc. ......................................     470,040       15,657,032
                                                                  --------------
                                                                     229,025,517
                                                                  --------------
Software (6.7%)
Adobe Systems, Inc. ...............................      86,100        4,003,650
Amdocs Ltd.* ......................................     282,330        6,614,992
Autodesk, Inc. ....................................      98,230        4,205,226
Electronic Arts, Inc.* ............................     561,755       30,643,735
Mercury Interactive Corp.* ........................     554,600       27,635,718
Microsoft Corp. ...................................     839,736       23,982,860
PeopleSoft, Inc.*  ................................   1,204,340       22,280,290
Red Hat, Inc.*^  ..................................     148,100        3,401,857
SAP AG (ADR)^  ....................................     674,200       28,188,302
Symantec Corp.*  ..................................     239,382       10,480,144
VERITAS Software Corp.*  ..........................     188,794        5,229,594
                                                                  --------------
                                                                     166,666,368
                                                                  --------------
   Total Information Technology ...................                  818,703,887
                                                                  --------------
Materials (0.0%)
Metals & Mining (0.0%)
Aber Diamond Corp.*  ..............................       6,300          186,310
Aber Diamond Corp.*(b)(n) .........................       4,800          141,950
                                                                  --------------
   Total Materials ................................                      328,260
                                                                  --------------
Telecommunication Services (2.1%)
Diversified Telecommunication Services (0.8%)
Level 3 Communications, Inc.*^  ...................   5,919,970       21,015,894
                                                                  --------------
Wireless Telecommunication Services (1.3%)
America Movil S.A. de C.V. (ADR) ..................      77,400        2,815,038
American Tower Corp., Class A*^  ..................     459,630        6,986,376
Crown Castle International Corp.*^  ...............     238,940        3,524,365
Nextel Communications, Inc., Class A*  ............      45,400        1,210,364
Spectrasite, Inc.*  ...............................     103,930        4,491,855
Vodafone Group plc (ADR)^  ........................     581,076       12,841,779
                                                                  --------------
                                                                      31,869,777
                                                                  --------------
   Total Telecommunication Services ...............                   52,885,671
                                                                  --------------
Total Common Stocks (98.2%)
   (Cost $2,110,184,465) ..........................                2,437,601,742
                                                                  --------------

                                                    Principal
                                                     Amount
                                                   -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (8.6%)
ABN-Amro Bank N.V.
   1.17%, 12/30/04  ............................   $ 6,774,614        6,774,614
Allied Irish Bank plc
   1.14%, 12/20/04  ............................     6,774,614        6,774,614
Bank Nederlandse Gemeenten N.V .................
   1.10%, 8/9/04  ..............................     6,774,613        6,774,613
Bavaria Universal Funding Corp. ................
   1.09%, 7/2/04  ..............................     3,577,308        3,577,308
Bayerische Landesbank NY
   1.12%, 7/20/04 ..............................   $ 1,385,219   $    1,385,219
Caja de Madrid
   1.23%, 10/22/04 .............................     6,774,613        6,774,613
Citigroup Global Markets, Inc. .................
   1.57%, 7/7/04 (l)  ..........................     6,774,613        6,774,613
Deutsche Bank Securities, Inc. .................
   1.23%, 8/2/04 ...............................     6,774,613        6,774,613
Dexia Credit Local
   1.26%, 8/31/04 ..............................     6,774,613        6,774,613
Dorada Finance, Inc. ...........................
   1.06%, 7/12/04 ..............................     6,755,663        6,755,663
Dresdner Bank AG
   1.11%, 7/21/04 ..............................     6,774,613        6,774,613
Four Winds Funding Corp. .......................
   1.20%, 7/1/04 ...............................     6,768,065        6,768,065
Greenwich Capital Markets, Inc. ................
   1.57%, 7/1/04 ...............................    69,743,337       69,743,337
Hartford Life, Inc. ............................
   1.24%, 6/30/05 (l) ..........................     2,167,876        2,167,876
Household Finance Corp. ........................
   1.13%, 7/12/04 ..............................     6,757,389        6,757,389
Irish Life and Permanent plc
   1.13%, 8/3/04 ...............................     3,773,247        3,773,247
Lehman Brothers, Inc. ..........................
   1.68%, 9/30/04 (l) ..........................       948,446          948,446
National Rural Utilities Cooperative
   Finance Corp.
   1.30%, 8/2/04 ...............................     5,411,667        5,411,667
New York Life Insurance Co. ....................
   1.22%, 9/30/04 (l) ..........................     6,774,613        6,774,613
Nordea Bank New York
   1.10%, 9/6/05 (l) ...........................     6,770,563        6,770,563
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 ..............................     6,774,613        6,774,613
Sun Trust Bank
   1.25%, 5/17/06 (l) ..........................     6,774,613        6,774,613
Ulster Bank Ireland Ltd. .......................
   1.33%, 8/17/04 ..............................     6,774,613        6,774,613
UniCredito Italiano Milan S.p.A ................
   1.11%, 7/28/04 ..............................     6,774,613        6,774,613
Wachovia Bank N.A ..............................
   1.56%, 11/15/04 (l) .........................     5,150,907        5,150,907
Wells Fargo Bank N.A ...........................
   1.10%, 8/10/04 ..............................     6,774,613        6,774,613
                                                                 --------------
                                                                    214,054,271
                                                                 --------------
Time Deposit (1.5%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ...............................    36,120,605       36,120,605
                                                                 --------------
Total Short-Term Debt Securities (10.1%)
   (Amortized Cost $250,174,876)  ..............                    250,174,876
                                                                 --------------
Total Investments (108.3%)
   (Cost/Amortized Cost $2,360,359,341) ........                  2,687,776,618
Other Assets Less
   Liabilities (-8.3%) .........................                   (206,746,378)
                                                                 --------------
Net Assets (100%)  .............................                 $2,481,030,240
                                                                 ==============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(b)  Illiquid security.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

(n) Regulation S. Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

     Glossary:
     ADR -- American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ...............   $1,537,816,064
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...............    1,562,869,833

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  379,420,903
Aggregate gross unrealized depreciation ......................      (52,003,626)
                                                                 --------------
Net unrealized appreciation ..................................   $  327,417,277
                                                                 ==============
Federal income tax cost of investments .......................   $2,360,359,341
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $209,347,384. This was secured by collateral of $214,058,396 of which $214,054,271 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $4,125 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

For the six months ended June 30, 2004, the Portfolio incurred approximately $9,044 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,351,789,690, of which $767,346,762 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Principal      Value
                                                          Amount       (Note 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (1.3%)
Automobiles (0.2%)
DaimlerChrysler AG
   7.45%, 3/1/27 ....................................   $  330,000   $   338,731
DaimlerChrysler NA Holdings Corp.
   4.05%, 6/4/08 ....................................      925,000       906,986
   6.50%, 11/15/13^ .................................      165,000       169,164
Ford Motor Co.
   7.45%, 7/16/31^ ..................................      649,000       618,640
General Motors Corp.
   8.25%, 7/15/23^ ..................................      630,000       659,768
                                                                     -----------
                                                                       2,693,289
                                                                     -----------
Hotels, Restaurants & Leisure (0.2%)
Caesars Entertainment, Inc.
   7.50%, 9/1/09 ....................................      500,000       526,250
Harrah's Operating Co., Inc.
   7.50%, 1/15/09 ...................................      100,000       109,545
MGM Mirage, Inc.
   6.63%, 2/1/05^ ...................................      790,000       803,825
Yum! Brands, Inc.
   7.45%, 5/15/05 ...................................    1,300,000     1,350,300
                                                                     -----------
                                                                       2,789,920
                                                                     -----------
Media (0.9%)
AOL Time Warner, Inc.
   6.13%, 4/15/06 ...................................      415,000       434,748
Comcast Cable Communications Holdings
   8.38%, 3/15/13 ...................................    1,050,000     1,232,642
Comcast Cable Communications, Inc.
   6.38%, 1/30/06 ...................................      190,000       198,939
   6.88%, 6/15/09 ...................................       65,000        70,931
Comcast Corp.
   5.50%, 3/15/11^ ..................................      930,000       938,878
   6.50%, 1/15/15^ ..................................      969,000     1,004,319
Continental Cablevision, Inc.
   8.30%, 5/15/06 ...................................      770,000       835,914
COX Communications, Inc.
   7.13%, 10/1/12^ ..................................      115,000       126,034
Historic TW, Inc.
   6.63%, 5/15/29 ...................................    1,065,000     1,033,491
News America Holdings, Inc.
   8.88%, 4/26/23 ...................................      350,000       437,249
   7.75%, 1/20/24 ...................................      145,000       163,980
News America, Inc.
   7.30%, 4/30/28 ...................................      425,000       460,865
   7.28%, 6/30/28 ...................................      175,000       189,450
PanAmSat Corp.
   6.13%, 1/15/05 ...................................      680,000       686,800
Rogers Cablesystems Ltd.
   10.00%, 3/15/05 ..................................      350,000       363,312
TCI Communications, Inc.
   7.88%, 8/1/13 ....................................      130,000       148,103
   7.88%, 2/15/26 ...................................    1,070,000     1,207,541
   7.13%, 2/15/28 ...................................      360,000       374,487
Time Warner Cos., Inc.
   8.18%, 8/15/07 ...................................      300,000       335,232
   6.95%, 1/15/28 ...................................    1,505,000     1,512,954
Time Warner, Inc.
   6.75%, 4/15/11 ...................................       50,000        53,850
   6.88%, 5/1/12 ....................................      150,000       162,089
   7.70%, 5/1/32 ....................................      598,000       653,267
                                                                     -----------
                                                                      12,625,075
                                                                     -----------
   Total Consumer Discretionary .....................                 18,108,284
                                                                     -----------
Consumer Staples (0.5%)
Beverages (0.1%)
Diageo Capital plc
   3.38%, 3/20/08 ...................................   $  895,000   $   876,500
                                                                     -----------
Food & Staples Retailing (0.2%)
Kroger Co.
   6.80%, 4/1/11 ....................................      275,000       299,661
   5.50%, 2/1/13^ ...................................    1,078,000     1,075,041
Wal-Mart Stores, Inc.
   6.88%, 8/10/09 ...................................    1,585,000     1,767,376
                                                                     -----------
                                                                       3,142,078
                                                                     -----------
Food Products (0.2%)
General Mills, Inc.
   5.13%, 2/15/07^ ..................................      750,000       778,655
Kraft Foods, Inc.
   5.63%, 11/1/11 ...................................    1,290,000     1,312,308
   6.25%, 6/1/12^ ...................................      600,000       631,794
                                                                     -----------
                                                                       2,722,757
                                                                     -----------
   Total Consumer Staples ...........................                  6,741,335
                                                                     -----------
Energy (0.6%)
Oil & Gas (0.6%)
Anadarko Finance Co.
   7.50%, 5/1/31 ....................................    1,410,000     1,605,427
Anadarko Petroleum Corp.
   5.38%, 3/1/07^ ...................................       55,000        57,446
Conoco Funding Co.
   6.35%, 10/15/11 ..................................      200,000       217,612
Conoco, Inc.
   8.35%, 8/1/06 ....................................      280,000       305,067
   6.95%, 4/15/29 ...................................      290,000       319,275
ConocoPhillips
   7.00%, 3/30/29 ...................................       30,000        33,175
Devon Energy Corp.
   7.95%, 4/15/32 ...................................       75,000        86,631
Devon Financing Corp.
   7.88%, 9/30/31 ...................................      245,000       281,127
EnCana Holdings Finance Corp.
   5.80%, 5/1/14 ....................................    1,810,000     1,841,407
Halliburton Co.
   2.65%, 10/17/05 (l) ..............................    1,400,000     1,413,952
Occidental Petroleum Corp.
   8.45%, 2/15/29 ...................................      155,000       197,311
Statoil ASA
   5.13%, 4/30/14(S) ................................      760,000       747,183
Suncor Energy, Inc.
   5.95%, 12/1/34 ...................................      260,000       251,343
Tosco Corp.
   7.25%, 1/1/07 ....................................      400,000       434,006
XTO Energy, Inc.
   4.90%, 2/1/14^ ...................................      480,000       451,954
                                                                     -----------
   Total Energy .....................................                  8,242,916
                                                                     -----------
Financials (5.6%)
Capital Markets (0.6%)
Credit Suisse First Boston USA, Inc.
   4.70%, 6/1/09 ....................................       60,000        60,176
Goldman Sachs Group, Inc.
   7.35%, 10/1/09 ...................................       50,000        56,153
   4.75%, 7/15/13 ...................................      435,000       408,640
   6.13%, 2/15/33 ...................................      640,000       603,999
J.P. Morgan Chase & Co.
   5.25%, 5/30/07^ ..................................      435,000       453,998
   4.00%, 2/1/08 ....................................      740,000       740,173
   3.50%, 3/15/09^ ..................................      955,000       916,385
   6.75%, 2/1/11 ....................................      195,000       212,532
   6.63%, 3/15/12 ...................................      450,000       486,588
   3.25%, 3/15/29 ...................................    1,100,000     1,087,823

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Principal      Value
                                                          Amount       (Note 1)
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
   4.00%, 1/22/08 ...................................   $  260,000   $   259,477
   7.00%, 2/1/08 ....................................      340,000       372,600
Morgan Stanley
   5.80%, 4/1/07 ....................................      875,000       925,256
   3.88%, 1/15/09 ...................................      595,000       579,297
   5.30%, 3/1/13 ....................................    1,845,000     1,815,558
                                                                     -----------
                                                                       8,978,655
                                                                     -----------
Commercial Banks (1.4%)
ANZ Capital Trust I
   4.48%, 12/31/49(S)................................      760,000       738,380
Bank of America Corp.
   5.25%, 2/1/07 ....................................      375,000       391,232
   3.88%, 1/15/08 ...................................    1,175,000     1,173,102
   6.25%, 4/1/08 ....................................      425,000       456,431
   4.38%, 12/1/10 ...................................      275,000       268,031
   7.40%, 1/15/11 ...................................    1,660,000     1,881,308
Bank One NA/Illinois
   3.70%, 1/15/08 ^# ................................    1,250,000     1,241,833
Barclays Bank plc
   8.55%, 9/29/49 (l)(S) ............................      410,000       485,572
Depfa ACS Bank
   3.63%, 10/29/08 ..................................    2,000,000     1,979,969
HBOS plc
   3.13%, 1/12/07(S) ................................      525,000       521,869
HSBC Bank USA
   4.63%, 4/1/14 ....................................    1,420,000     1,321,810
HSBC Capital Funding LP/Jersey Channel Islands
   4.61%, 12/31/49 (e)(l)(S) ........................      550,000       498,596
National Westminster Bank plc
   7.38%, 10/1/09^ ..................................      725,000       821,233
Rabobank Capital Fund II
   5.26%, 12/31/49 (l)(S) ...........................    1,080,000     1,045,098
Suntrust Bank
   4.42%, 6/15/09 ...................................      980,000       984,854
U.S. Bancorp
   3.95%, 8/23/07 ...................................      100,000       100,670
U.S. Bank National Association
   2.87%, 2/1/07 ....................................    1,775,000     1,744,585
   2.40%, 3/12/07 ...................................      825,000       801,382
Wachovia Corp.
   3.63%, 2/17/09^ ..................................      510,000       494,672
Wells Fargo & Co.
   5.13%, 2/15/07^ ..................................    1,435,000     1,495,429
   3.13%, 4/1/09^ ...................................      625,000       593,268
Wells Fargo Bank N.A.
   7.80%, 6/15/10 (l) ...............................      200,000       209,512
                                                                     -----------
                                                                      19,248,836
                                                                     -----------
Consumer Finance (1.3%)
General Motors Acceptance Corp.
   2.40%, 10/20/05^(l) ..............................    3,930,000     3,961,904
   5.63%, 5/15/09 ...................................    4,055,000     4,046,874
   6.88%, 9/15/11 ...................................    1,100,000     1,127,827
   8.00%, 11/1/31 ...................................      736,000       754,096
Household Finance Corp.
   4.13%, 12/15/08 ..................................    1,525,000     1,503,221
   6.45%, 2/1/09 ....................................       65,000        69,921
   6.75%, 5/15/11 ...................................      125,000       136,600
   6.38%, 10/15/11^ .................................    2,230,000     2,380,318
   7.00%, 5/15/12 ...................................      515,000       568,887
   6.38%, 11/27/12 ..................................      225,000       238,563
SLM Corp.
   3.50%, 9/30/06 ...................................      875,000       879,494
   5.00%, 10/1/13 ...................................      875,000       844,947
   5.38%, 5/15/14^ ..................................    1,145,000     1,130,149
                                                                     -----------
                                                                      17,642,801
                                                                     -----------
Diversified Financial Services (1.7%)
Allstate Life Global Funding Trusts
   4.50%, 5/29/09 ...................................   $1,225,000   $ 1,232,437
Bank of America Corp.
   5.38%, 6/15/14 ...................................    1,100,000     1,090,213
CIT Group, Inc.
   5.50%, 11/30/07 ..................................    1,142,000     1,192,883
Citicorp
   7.75%, 6/15/06 ...................................       25,000        27,214
Citigroup, Inc.
   3.50%, 2/1/08^ ...................................    2,170,000     2,140,147
   3.63%, 2/9/09^ ...................................    1,200,000     1,166,155
   6.20%, 3/15/09 ...................................      905,000       971,926
   7.25%, 10/1/10 ...................................      305,000       343,493
   5.13%, 5/5/14^ ...................................    2,175,000     2,130,693
   5.88%, 2/22/33 ...................................      655,000       617,415
   6.00%, 10/31/33 ..................................      395,000       377,678
Credit Suisse First Boston USA, Inc.
   6.13%, 11/15/11 ..................................      370,000       389,435
General Electric Capital Corp.
   2.80%, 1/15/07 ...................................    4,835,000     4,762,093
   5.88%, 2/15/12 ...................................    2,410,000     2,527,504
   6.00%, 6/15/12 ...................................    1,310,000     1,382,427
GlaxoSmithKline Capital, Inc.
   4.38%, 4/15/14 ...................................      595,000       556,402
MassMutual Global Funding II
   2.55%, 7/15/08 (b)(S) ............................      850,000       800,659
Pemex Finance Ltd.
   9.03%, 2/15/11 # .................................      100,000       116,349
Racers, Series 97-R-8-3
    1.55%, 8/15/07 (b)(l)+(S) .......................      800,000       780,682
UFJ Finance Aruba AEC
   6.75%, 7/15/13^ ..................................      330,000       341,243
                                                                     -----------
                                                                      22,947,048
                                                                     -----------
Insurance (0.3%)
American General Capital II
   8.50%, 7/1/30 ....................................       90,000       114,139
ASIF Global Financing
   3.90%, 10/22/08^(S) ..............................    3,315,000     3,274,626
Met Life Global Funding I
   4.75%, 6/20/07(S) ................................      200,000       206,551
Protective Life Secured Trust
   3.70%, 11/24/08 ..................................      730,000       716,461
Western & Southern Financial Group, Inc.
   5.75%, 7/15/33(S) ................................      280,000       253,069
                                                                     -----------
                                                                       4,564,846
                                                                     -----------
Real Estate (0.3%)
Avalonbay Communities, Inc.
   6.63%, 9/15/11 # .................................      270,000       290,092
EOP Operating LP
   4.75%, 3/15/14^ ..................................    1,505,000     1,386,586
ERP Operating LP
   6.63%, 3/15/12 ...................................      445,000       480,870
   5.20%, 4/1/13 ....................................      500,000       488,725
Simon Property Group LP
   4.90%, 1/30/14 ...................................    1,000,000       933,408
                                                                     -----------
                                                                       3,579,681
                                                                     -----------
   Total Financials .................................                 76,961,867
                                                                     -----------
Health Care (0.2%)
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
   5.75%, 10/1/11 ...................................    1,450,000     1,510,883
   6.88%, 8/1/97 ....................................      150,000       158,136
Wyeth
   5.50%, 2/1/14 ....................................      960,000       917,293

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Principal      Value
                                                          Amount       (Note 1)
--------------------------------------------------------------------------------
   6.50%, 2/1/34 ....................................   $  395,000   $   372,305
                                                                     -----------
   Total Health Care ................................                  2,958,617
                                                                     -----------
Industrials (0.8%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
   8.50%, 12/1/29 ...................................      545,000       683,626
   7.20%, 5/1/36 ....................................      170,000       195,165
Northrop Grumman Corp.
   7.13%, 2/15/11 ...................................      255,000       286,561
   7.75%, 2/15/31 ...................................      275,000       319,871
Raytheon Co.
   4.85%, 1/15/11 ...................................    1,180,000     1,171,153
                                                                     -----------
                                                                       2,656,376
                                                                     -----------
Airlines (0.2%)
Continental Airlines, Inc.
   7.06%, 3/15/11 ...................................      850,000       840,905
Delta Air Lines, Inc., Series 00-1
   7.57%, 11/18/10 ..................................      500,000       464,020
United Air Lines, Inc., Series 00-2
   7.19%, 4/1/11 (h) ................................      515,328       428,773
   Series 01-1
   6.60%, 9/1/13 ....................................      475,000       395,662
                                                                     -----------
                                                                       2,129,360
                                                                     -----------
Industrial Conglomerates (0.4%)
General Electric Co.
   5.00%, 2/1/13^ ...................................    1,081,000     1,063,891
Tyco International Group S.A.
   6.38%, 6/15/05 ...................................    4,045,000     4,170,160
   6.13%, 11/1/08 ...................................      500,000       531,939
                                                                     -----------
                                                                       5,765,990
                                                                     -----------
Road & Rail (0.0%)
Burlington Northern Santa Fe Corp.
   6.38%, 12/15/05 ..................................       75,000        78,624
Canadian National Railway Co.
   4.40%, 3/15/13 ...................................      100,000        93,677
                                                                     -----------
                                                                         172,301
                                                                     -----------
   Total Industrials ................................                 10,724,027
                                                                     -----------
Information Technology (0.2%)
IT Services (0.2%)
SBC Communications, Inc.
   4.21%, 6/5/05(S)..................................    3,150,000     3,198,794
                                                                     -----------
Materials (0.2%)
Containers & Packaging (0.1%)
Owens-Illinois, Inc., Term C Loan
   0.00%, 4/1/08 (b)(l) .............................    1,200,000     1,204,500
                                                                     -----------
Metals & Mining (0.1%)
Alcan, Inc.
   6.13%, 12/15/33^ .................................      475,000       459,591
                                                                     -----------
Paper & Forest Products (0.0%)
Fort James Corp.
   6.63%, 9/15/04 ...................................      240,000       241,800
Weyerhaeuser Co.
   7.13%, 7/15/23 ...................................       10,000        10,564
                                                                     -----------
                                                                         252,364
                                                                     -----------
   Total Materials ..................................                  1,916,455
                                                                     -----------
Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.9%)
AT&T Corp.
   8.05%, 11/15/11 ..................................       80,000        82,138
   8.00%, 11/15/31 ..................................      698,000       681,326
British Telecommunications plc
   8.88%, 12/15/30 ..................................      705,000       869,750
Citizens Communications Co.
   9.00%, 8/15/31. ..................................   $   65,000   $    62,673
Deutsche Telekom International Finance BV
   8.25%, 6/15/05 ...................................      375,000       394,285
   8.50%, 6/15/10 ...................................      100,000       116,856
   8.25%, 6/15/30 ...................................    1,185,000     1,442,306
France Telecom S.A.
   9.50%, 3/1/31 ....................................      150,000       188,253
MCI, Inc.
   5.91%, 5/1/07^ ...................................       12,000        11,640
   6.69%, 5/1/09 ....................................       12,000        11,100
   7.74%, 5/1/14 ....................................       11,000         9,845
New England Telephone & Telegraph
   7.88%, 11/15/29 ..................................       25,000        28,510
Qwest Corp.
   7.20%, 11/1/04^ ..................................      700,000       705,250
Sprint Capital Corp.
   6.00%, 1/15/07 ...................................    1,000,000     1,047,226
Telefonica Europe BV
   8.22%, 8/1/15 ....................................      350,000       400,314
Verizon New Jersey, Inc.
   5.88%, 1/17/12^ ..................................    4,115,000     4,225,076
Verizon Wireless Capital LLC
   1.35%, 5/23/05 (l)(S) ............................    2,350,000     2,347,772
                                                                     -----------
                                                                      12,624,320
                                                                     -----------
Wireless Telecommunication Services (0.3%)
America Movil S.A. de C.V.
   5.50%, 3/1/14(S) .................................      950,000       875,129
Vodafone Group plc
   7.75%, 2/15/10 ...................................    1,985,000     2,275,989
   5.00%, 12/16/13^ .................................      740,000       714,744
                                                                     -----------
                                                                       3,865,862
                                                                     -----------
   Total Telecommunication Services .................                 16,490,182
                                                                     -----------
Utilities (1.3%)
Electric Utilities (1.2%)
Appalachian Power Co.
    3.60%, 5/15/08 ..................................      650,000       633,753
Consolidated Natural Gas Co.
   6.85%, 4/15/11 ...................................      100,000       109,507
   5.00%, 3/1/14 ....................................      250,000       239,506
Dayton Power & Light Co.
   5.13%, 10/1/13 (b)(n) ............................      900,000       865,608
Dominion Resources, Inc.
   5.13%, 12/15/09 ..................................      150,000       151,883
   5.70%, 9/17/12 ...................................      400,000       406,848
   7.82%, 9/15/14 ...................................    1,300,000     1,314,635
   6.30%, 3/15/33 ...................................      575,000       546,203
Edison International
   6.88%, 9/15/04 ...................................    1,220,000     1,229,150
Entergy Gulf States, Inc.
   2.43%, 6/18/07 (l)(S) ............................      500,000       501,025
   3.60%, 6/1/08 ....................................      900,000       868,374
Exelon Corp.
   6.75%, 5/1/11 ....................................      225,000       244,693
FirstEnergy Corp.
   7.38%, 11/15/31 ..................................      635,000       661,850
Florida Power Corp.
   5.90%, 3/1/33 ....................................      275,000       261,723
Jersey Central Power & Light Co.
   7.50%, 5/1/23 ....................................    1,620,000     1,656,061
Ohio Edison Co.
   5.45%, 5/1/15 ....................................      150,000       142,722
Oncor Electric Delivery Co.
   7.00%, 9/1/22 ....................................      375,000       401,254
Ontario Electricity Financial Corp.
   6.10%, 1/30/08 ...................................      560,000       601,619

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Principal        Value
                                                          Amount       (Note 1)
--------------------------------------------------------------------------------
Pacific Gas & Electric Co.
   2.30%, 4/3/06 (l) ..............................   $    310,000   $   310,187
Pepco Holdings, Inc.
   6.45%, 8/15/12^ ................................      2,130,000     2,206,275
Southern California Edison Co.
   5.75%, 4/1/35 ..................................        425,000       392,607
SP PowerAssets Ltd.
   5.00%, 10/22/13(S) .............................      1,000,000       973,337
TXU Energy Co.
   6.13%, 3/15/08 .................................        510,000       538,055
Virginia Electric & Power Co.
   5.75%, 3/31/06 .................................        345,000       360,009
                                                                     -----------
                                                                      15,616,884
                                                                     -----------
Multi-Utilities & Unregulated Power (0.1%)
Illinois Power Co.
   6.75%, 3/15/05 .................................        800,000       812,000
Ipalco Enterprises, Inc.
   7.38%, 11/14/08 ................................        190,000       206,150
PSEG Power LLC
   6.95%, 6/1/12^ .................................        400,000       434,953
Texas Eastern Transmission LP
   5.25%, 7/15/07 .................................        120,000       123,905
                                                                     -----------
                                                                       1,577,008
                                                                     -----------
   Total Utilities ................................                   17,193,892
                                                                     -----------
Government Securities (1.3%)
Agency CMO (1.1%)
Federal Home Loan Mortgage Corp.
   5.00%, 9/15/16 .................................        963,850       982,344
   5.00%, 9/15/26 .................................        908,057       908,454
   1.59%, 12/15/29 (l) ............................         79,294        79,324
   6.00%, 12/15/29 ................................        263,275       266,735
   6.50%, 7/25/43 .................................      2,089,084     2,182,441
Federal National Mortgage Association
   6.00%, 12/25/08 ................................        122,698       124,976
   3.00%, 8/25/09 .................................        500,000       499,104
   3.50%, 4/25/17 .................................      1,573,610     1,583,048
   4.50%, 9/25/18 .................................      1,500,000     1,410,801
   5.31%, 8/25/33 .................................      2,900,000     2,835,865
   7.50%, 6/25/44 .................................      4,000,000     4,262,031
Government National Mortgage Association
   6.50%, 6/20/32 .................................        170,764       175,231
                                                                     -----------
                                                                      15,310,354
                                                                     -----------
Foreign Governments (4.9%)
Federative Republic of Brazil
   2.06%, 4/15/06 (l) .............................      1,100,800     1,084,288
   11.50%, 3/12/08 ................................        100,000       106,850
   11.50%, 3/12/08 ................................        630,000       667,800
   2.13%, 4/15/09 (l) .............................        588,260       532,375
   11.00%, 1/11/12 ................................      2,100,000     2,112,600
   2.13%, 4/15/12 (l) .............................        178,825       149,542
   8.00%, 4/15/14 .................................      2,380,723     2,172,410
   8.88%, 4/15/24 .................................        150,000       121,170
11.00%, 8/17/40 ...................................      2,470,000     2,276,722
Government of Chile
   5.50%, 1/15/13 .................................      1,000,000     1,002,600
Government of Croatia
   2.00%, 7/31/06 (l) .............................         51,631        51,631
   2.00%, 7/31/10 (l) .............................      1,338,409     1,338,409
Israel Government AID Bond
   5.50%, 9/18/33 .................................      1,945,000     1,896,817
Province of Ontario
   3.50%, 9/17/07^ ................................        570,000       567,012
Province of Quebec
   7.00%, 1/30/07 .................................      1,864,000     2,027,350
   7.37%, 3/6/26 (e) ..............................        100,000       118,131
   7.38%, 4/9/26^(e) ..............................        175,000       206,631
Republic of Bulgaria
   2.00%, 7/28/11 (l) .............................   $    188,000   $   187,436
   2.00%, 7/28/12 (l) .............................        769,048       766,664
Republic of Panama
   8.25%, 4/22/08 .................................        100,000       108,000
   9.63%, 2/8/11 ..................................        350,000       389,340
Republic of Peru
   9.13%, 1/15/08 .................................        500,000       542,500
   9.13%, 2/21/12 .................................      1,493,000     1,530,325
   4.50%, 3/7/17 (e) (l) ..........................        100,000        80,500
   5.00%, 3/7/17 (l) ..............................      1,774,500     1,534,942
Republic of South Africa
   7.38%, 4/25/12 .................................         60,000        64,941
   6.50%, 6/2/14 ..................................      1,480,000     1,494,800
Russian Federation
   5.00%, 3/31/30 (e) .............................      2,430,000     2,218,590
Swedish Export Credit AB
   2.88%, 1/26/07^ ................................        850,000       838,582
Swedish Government
   8.00%, 8/15/07 ..............................SEK    151,000,000    22,635,116
United Kingdom Treasury
   5.00%, 9/7/14 ...............................GBP      5,550,000    10,004,534
United Mexican States
   4.63%, 10/8/08^ ................................   $    200,000       197,200
   1.84%, 1/13/09 (l) .............................        950,000       965,675
   10.38%, 2/17/09 ................................      2,550,000     3,071,602
   8.38%, 1/14/11^ ................................        565,000       638,450
   5.88%, 1/15/14^ ................................        915,000       879,315
   8.13%, 12/30/19 ................................      1,180,000     1,262,600
   8.00%, 9/24/22 .................................      1,175,000     1,220,238
                                                                     -----------
                                                                      67,063,688
                                                                     -----------
Municipal Bonds (1.5%)
California State Department Water Reserves
   Power Supply, Series E
   3.98%, 5/1/05 ..................................        250,000       252,010
California State, Series A
   5.00%, 7/1/09 ..................................      4,000,000     4,333,960
   5.00%, 7/1/12 ..................................      1,600,000     1,738,368
   5.25%, 7/1/13 ..................................        250,000       273,475
Clark County, Series C
   5.38%, 6/15/13 .................................      1,010,000     1,117,858
Cook County, Illinois, Series B
   5.00%, 11/15/12 ................................      1,245,000     1,334,752
County of Baltimore
   5.00%, 8/1/12 ..................................      1,200,000     1,307,316
Energy NorthWest Washington Electric
   5.50%, 7/1/14 ..................................      1,000,000     1,103,030
Florida State Board of Education
   5.00%, 6/1/33 ..................................        320,000       314,774
Florida State Turnpike Authority
   5.00%, 7/1/33 ..................................         80,000        78,458
Golden State Tobacco Securitization Corp./CA
   6.75%, 6/1/39 ..................................        640,000       574,995
   7.90%, 6/1/42 ..................................        230,000       234,241
Honolulu, Hawaii City & County Board
   5.00%, 7/1/10 ..................................        700,000       756,567
Los Gatos, California Union School District
   5.00%, 8/1/30 ..................................        160,000       157,410
Michigan State Building Authority
   5.25%, 10/15/12 ................................      1,550,000     1,703,962

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Principal      Value
                                                          Amount       (Note 1)
--------------------------------------------------------------------------------
New York City Municipal Water Finance Authority
   5.00%, 6/15/29 ..................................   $   300,000   $   292,923
   5.00%, 6/15/34 ..................................       520,000       504,400
   5.13%, 6/15/34 ..................................       200,000       199,808
New York State Environmental Facilities Corp.
   5.00%, 6/15/32 ..................................       210,000       207,547
Salt River Project Agricultural Improvement & Power
   District/Arizona
   5.00%, 1/1/31 ...................................       350,000       346,514
San Francisco, California City & County Public
   Utilities Commission, Water Revenue
   5.00%, 11/1/32 ..................................       300,000       294,252
South Carolina Transportation Infrastructure Bank
   5.00%, 10/1/33 ..................................       190,000       186,310
State of New Jersey Transportation Trust
   5.00%, 6/15/11 ..................................     1,550,000     1,668,420
Tobacco Settlement Financing Corp./NJ
   6.25%, 6/1/43 ...................................     1,930,000     1,567,353
                                                                     -----------
                                                                      20,548,703
                                                                     -----------
U.S. Government Agencies (26.7%)
Federal Home Loan Mortgage Corp.
   3.50%, 4/1/08 ...................................     1,125,000     1,107,649
   3.88%, 1/12/09 ..................................     2,875,000     2,826,297
   7.00%, 3/15/10 ..................................     1,505,000     1,695,522
   4.00%, 6/1/10 ...................................     1,913,196     1,873,214
   6.88%, 9/15/10 ..................................     1,380,000     1,547,874
   4.75%, 12/8/10^ .................................     4,415,000     4,379,768
   4.50%, 12/16/10 .................................    12,260,000    11,946,279
   4.13%, 2/24/11^ .................................     3,325,000     3,191,478
   4.63%, 5/28/13 ..................................       850,000       816,644
   6.00%, 1/1/14 ...................................        78,343        81,919
   5.50%, 2/1/14 ...................................       774,732       796,465
   6.00%, 7/1/14 ...................................        46,145        48,200
   6.00%, 2/1/17 ...................................     1,813,925     1,892,991
   6.00%, 3/1/17 ...................................        30,902        32,245
   6.50%, 3/1/17 ...................................       135,681       143,349
   6.00%, 4/1/17 ...................................     1,311,302     1,368,300
   6.00%, 5/1/17 ...................................        24,854        25,934
   6.00%, 7/1/17 ...................................       163,133       170,226
   6.00%, 8/1/17 ...................................       250,789       261,688
   5.50%, 11/1/17 ..................................       281,121       287,952
   4.00%, 5/1/18 ...................................       989,985       944,924
   4.50%, 4/1/19 ...................................       420,979       411,858
   4.00%, 5/1/19 ...................................       497,989       474,966
   4.50%, 5/1/19 ...................................     2,599,033     2,540,764
   4.50%, 6/1/19 ...................................       882,377       863,672
   6.50%, 4/1/31 ...................................         5,047         5,264
   5.65%, 11/1/31 (l) ..............................       308,032       314,295
   6.50%, 8/1/32 ...................................       224,323       233,988
   5.50%, 9/1/33 ...................................       369,411       368,931
   5.50%, 12/1/33 ..................................     1,277,580     1,275,921
   5.00%, 4/1/34 ...................................     7,551,680     7,297,648
   6.00%, 5/1/34 ...................................     5,118,886     5,234,577
   5.50%, 7/15/19 TBA ..............................       300,000       306,469
   5.00%, 7/15/34 TBA ..............................     1,900,000     1,833,500
   5.50%, 7/15/34 TBA ..............................     4,000,000     3,981,248
   6.00%, 7/15/34 TBA ..............................     2,200,000     2,246,064
   6.50%, 7/15/34 TBA ..............................     1,000,000     1,041,875
Federal National Mortgage Association
   2.35%, 4/5/07 ...................................     6,220,000     6,044,565
   3.13%, 5/4/07 ...................................     5,075,000     5,027,508
   6.00%, 5/15/08^ .................................     7,660,000     8,250,479
   3.13%, 3/16/09^ .................................     2,180,000     2,075,532
   6.63%, 9/15/09^ .................................   $ 1,300,000   $ 1,438,089
   7.13%, 6/15/10^ .................................    10,035,000    11,392,264
   5.50%, 7/18/12^ .................................       625,000       630,023
   4.75%, 2/21/13^ .................................       775,000       748,086
   6.00%, 4/1/14 ...................................     1,322,845     1,379,918
   7.00%, 4/1/15 ...................................       209,562       222,659
   7.00%, 4/1/16 ...................................       243,476       258,693
   5.50%, 6/1/17 ...................................       270,515       277,319
   5.50%, 8/1/17 ...................................       214,562       219,959
   5.00%, 1/1/18 ...................................     3,583,086     3,595,268
   5.00%, 3/1/18 ...................................     6,990,252     7,015,132
   4.50%, 4/1/18 ...................................       543,230       532,288
   4.50%, 5/1/18 ...................................     1,391,976     1,364,364
   5.00%, 6/1/18 ...................................       976,680       980,156
   4.00%, 10/1/18 ..................................        94,192        89,937
   4.50%, 10/1/18 ..................................       494,605       484,643
   4.50%, 2/1/19 ...................................     1,161,437     1,136,998
   4.50%, 3/1/19 ...................................       439,123       429,883
   4.50%, 4/1/19 ...................................     3,915,806     3,833,409
   4.50%, 5/1/19 ...................................       275,524       269,726
   5.00%, 5/1/19 ...................................       776,854       779,009
   5.00%, 6/1/19 ...................................       100,000       100,340
   3.48%, 1/1/28 (l) ...............................       457,335       468,191
   6.50%, 3/1/31 ...................................        20,187        21,035
   7.00%, 8/1/31 ...................................       143,794       152,183
   6.50%, 9/1/31 ...................................         8,652         9,015
   7.00%, 3/1/32 ...................................       220,808       233,043
   7.00%, 4/1/32 ...................................       531,497       562,984
   7.00%, 7/1/32 ...................................       379,385       400,747
   5.23%, 9/1/32 (l) ...............................     1,313,243     1,327,338
   7.00%, 10/1/32 ..................................       165,380       175,028
   6.00%, 1/1/33 ...................................       137,191       140,228
   3.06%, 3/1/33 (l)................................       451,860       460,086
   5.21%, 4/1/33 (l)................................       610,992       614,130
   6.00%, 5/1/33 ...................................     1,362,809     1,392,978
   5.50%, 6/1/33 ...................................       463,258       462,380
   5.50%, 8/1/33 ...................................     2,475,976     2,467,340
   6.00%, 10/1/33 ..................................       827,411       845,686
   5.50%, 1/1/34 ...................................       296,355       295,793
   5.50%, 2/1/34 ...................................     2,108,030     2,100,678
   5.00%, 3/1/34 ...................................    14,531,011    14,053,478
   5.50%, 3/1/34 ...................................     8,838,890     8,808,061
   5.50%, 4/1/34 ...................................       801,615       798,819
   5.50%, 5/1/34 ...................................    11,180,392    11,141,396
   5.19%, 12/1/40 (l) ..............................       783,837       809,861
   4.00%, 7/25/19 TBA ..............................     3,200,000     3,047,002
   4.50%, 7/25/19 TBA ..............................     3,900,000     3,809,812
   5.00%, 7/25/19 TBA ..............................    23,400,000    23,421,949
   5.50%, 7/25/19 TBA ..............................    10,400,000    10,634,000
   6.00%, 7/25/19 TBA ..............................     7,700,000     8,017,625
   7.00%, 7/25/19 TBA ..............................       400,000       424,875
   5.00%, 7/25/34 TBA ..............................    38,100,000    36,790,312
   5.50%, 7/25/34 TBA ..............................    65,700,000    65,371,500
   6.00%, 7/25/34 TBA ..............................       200,000       204,125
   6.50%, 7/25/34 TBA ..............................     7,300,000     7,598,847
Government National Mortgage Association
   4.75%, 7/20/27 (l) ..............................        18,201        18,413
   4.75%, 7/20/27 (l) ..............................        12,787        12,962
   6.50%, 9/15/28 ..................................        38,871        40,664
   6.00%, 11/15/28 .................................        53,491        54,896
   6.00%, 1/15/29 ..................................       115,784       118,994
   6.00%, 2/15/29 ..................................        45,213        46,401
   6.50%, 3/15/29 ..................................       518,729       542,655
   6.50%, 5/15/29 ..................................       166,449       174,126
   6.00%, 6/15/29 ..................................         3,666         3,835
   6.50%, 2/15/31 ..................................        56,689        58,178
   6.50%, 4/15/31 ..................................        23,122        24,189
   7.00%, 4/15/31 ..................................        88,233        93,788

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal        Value
                                                        Amount        (Note 1)
--------------------------------------------------------------------------------
   6.50%, 5/15/31 .................................   $    68,941   $     72,121
   6.50%, 7/15/31 .................................       888,836        929,834
   7.00%, 9/15/31 .................................       166,234        176,797
   6.50%, 10/15/31 ................................       163,323        170,857
   7.00%, 10/15/31 ................................        28,905         30,725
   6.00%, 11/15/31 ................................        31,185         32,032
   6.00%, 12/15/31 ................................       208,054        213,703
   6.50%, 12/15/31 ................................        66,614         69,687
   6.50%, 2/15/32 .................................       608,756        636,835
   7.00%, 2/15/32 .................................       159,618        169,615
   7.00%, 4/15/32 .................................       128,773        136,838
   6.00%, 5/15/32 .................................        19,272         19,789
   6.50%, 5/15/32 .................................       156,918        164,156
   7.00%, 5/15/32 .................................       109,989        116,951
   6.50%, 7/15/32 .................................       155,285        162,448
   6.50%, 8/15/32 .................................       268,973        281,379
   6.00%, 10/15/32 ................................       529,586        543,499
   6.50%, 10/15/32 ................................        63,320         66,241
   6.00%, 11/15/32 ................................       624,233        640,975
   6.50%, 11/15/32 ................................       219,715        229,849
   5.00%, 12/15/32 ................................       209,811        204,065
   6.00%, 12/15/32 ................................        51,456         52,836
   5.50%, 1/15/33 .................................       421,753        421,929
   6.00%, 1/15/33 .................................       942,188        967,143
   5.00%, 2/15/33 .................................       310,475        301,673
   6.00%, 2/15/33 .................................     2,160,161      2,217,376
   7.00%, 2/15/33 .................................       211,118        224,331
   6.00%, 3/15/33 .................................     4,153,960      4,263,983
   5.00%, 4/15/33 .................................       192,217        186,768
   5.50%, 4/15/33 .................................       330,840        330,978
   6.00%, 4/15/33 .................................       919,756        944,117
   6.00%, 5/15/33 .................................        24,709         25,363
   5.00%, 6/15/33 .................................       254,260        247,052
   5.00%, 7/15/33 .................................     1,185,736      1,151,840
   5.50%, 7/15/33 .................................       330,179        330,497
   5.00%, 8/15/33 .................................     6,840,505      6,646,572
   5.00%, 9/15/33 .................................     6,798,432      6,605,692
   5.50%, 9/15/33 .................................       189,017        189,199
   6.00%, 11/15/33 ................................       291,528        299,249
Housing Urban Development 5.38%, 8/1/18 ...........     1,660,000      1,641,596
Resolution Funding Corp.
   (Zero Coupon), 7/15/18 .........................        75,000         34,371
   (Zero Coupon), 10/15/18 ........................        75,000         33,758
Small Business Administration
   4.52%, 2/10/13 .................................     1,384,889      1,329,895
   4.50%, 2/1/14 ..................................     1,092,552      1,033,650
                                                                    ------------
                                                                     365,244,095
                                                                    ------------
U.S. Treasuries (28.2%)
U.S. Treasury Bonds (d)
   10.38%, 11/15/12^ ..............................     2,420,000      2,955,047
   8.13%, 8/15/19^ ................................     9,940,000     13,018,299
   8.50%, 2/15/20^ ................................     5,255,000      7,110,672
   8.00%, 11/15/21^ ...............................    10,125,000     13,270,868
   6.25%, 8/15/23^ ................................     5,850,000      6,477,962
   6.00%, 2/15/26^ ................................     4,080,000      4,396,359
   6.75%, 8/15/26^ ................................     2,490,000      2,926,626
U.S. Treasury Notes (d)
   2.25%, 7/31/04^ ................................    43,105,000     43,148,636
   1.63%, 2/28/06^ ................................       200,000        197,070
   1.50%, 3/31/06^ ................................    26,680,000     26,195,385
   2.25%, 4/30/06^ ................................    36,441,000     36,191,889
   2.50%, 5/31/06^ ................................    82,760,000     82,482,009
   2.75%, 6/30/06 .................................    91,720,000     91,777,325
   3.13%, 5/15/07^ ................................    12,955,000     12,955,000
   3.13%, 10/15/08^ ...............................    20,000,000     19,599,220
   2.63%, 3/15/09^ ................................     1,500,000      1,427,226
   4.75%, 5/15/14 .................................     7,190,000      7,264,992
Inflation Indexed
   3.50%, 1/15/11^ ................................   $ 6,472,140   $  7,186,095
   3.38%, 1/15/12^ ................................     6,375,579      7,063,447
                                                                    ------------
                                                                     385,644,127
                                                                    ------------
   Total Government Securities ....................                  853,810,967
                                                                    ------------
Asset-Backed Securities (8.4%)
Asset Backed Securities (3.2%)
Ameriquest Mortgage Securities, Inc.,
   Series 03-1 A2
   1.71%, 2/25/33 (l) .............................       287,808        288,744
   Series 03-2 A
   1.71%, 3/25/33 (l) .............................       215,372        216,081
Amortizing Residential Collateral Trust,
   Series 02-BC3M A
   1.57%, 6/25/32 (l) .............................       242,448        242,600
   Series 02-BC4 A
   1.59%, 7/25/32 (e) (l) .........................       179,812        179,894
Argent Securities, Inc.,
   Series 03-W3 AV1B
   1.75%, 9/25/33 (l) .............................       968,778        972,772
Bear Stearns Asset Backed Securities, Inc.,
   Series 02-2 A1
   1.63%, 10/25/32 (l) ............................        74,480         74,561
   Series 03-2 A2
   1.75%, 3/25/43 (l) .............................       733,020        734,147
CDC Mortgage Capital Trust,
   Series 02-HE2 A
   1.59%, 1/25/33 (l) .............................       119,005        119,137
Centex Home Equity,
   Series 03-C AV
   1.60%, 9/25/33 (l) .............................       715,437        716,051
Chase Funding Loan Acquisition Trust,
   Series 01-C3 A
   1.65%, 7/25/31 (l) .............................        75,793         75,835
   Series 01-FF1 A2
   1.54%, 4/25/31 (l) .............................        38,448         38,492
Citibank Credit Card Issuance Trust,
   Series 03-A6 A6
   2.90%, 5/17/10^ ................................     2,475,000      2,379,335
   Series 04-A1 A1
   2.55%, 1/20/09^ ................................     4,650,000      4,554,348
Countrywide Asset Backed Certificates,
   Series 03-BC3 A1
   1.40%, 5/25/21 (l) .............................       196,273        196,264
Credit Suisse First Boston Mortgage Securities
   Corp.,
   Series 01-HE17 A1
   1.61%, 1/25/32 (l) .............................       131,035        131,191
   Series 02-9 2X
   2.48%, 3/25/32+(S) .............................       250,662        251,636
   Series 02-HE4 A2
   1.74%, 8/25/32 (l) .............................       156,997        157,354
   Series 02-P3 A
   1.88%, 8/25/33 (l)+(S) .........................       578,082        580,125
   Series 02-P2A-A21
   2.17%, 3/25/32+(S) .............................       369,632        368,729
Discover Card Master Trust I,
   Series 00-1 A
   1.41%, 8/16/07 (l) .............................     4,200,000      4,203,558
Financial Assets Securities Corp.,
   Series 03-1A A1
   1.45%, 9/27/33 (b)(l)(S) .......................        79,749         79,747
First Franklin Mortgage Loan Asset
   Backed Certificates,
   Series 03-FF5 A2
   2.82%, 3/25/34 (e) (l) .........................       799,163        805,874

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Principal       Value
                                                           Amount      (Note 1)
--------------------------------------------------------------------------------
Fremont Home Loan Trust,
   Series 03-1 A2
   1.64%, 2/25/33 (l) ...............................   $  610,050   $   611,184
GMAC Mortgage Corp. Loan Trust,
   Series 99-HLTV A1
   1.65%, 11/18/25 (l) ..............................       38,620        38,713
Goldman Sachs AMP Trust,
   Series 02-NC1 A2
   1.62%, 7/25/32 (l) ...............................      433,424       434,821
GS Mortgage Securities Corp. II,
   Series 03-GSFL VI A1
   1.39%, 11/15/15 (l)(S) ...........................    1,289,137     1,289,749
Home Equity Asset Trust,
   Series 02-1 A4
   1.60%, 11/25/32 (l) ..............................      143,643       143,767
   Series 02-4 A2
   1.71%, 3/25/33 (l) ...............................      390,110       391,137
Home Equity Mortgage Trust,
   Series 03-5 A1
   1.72%, 1/25/34 (l) ...............................      426,581       427,904
Household Mortgage Loan Trust,
   Series 02-HC1 A
   1.58%, 5/20/32 (l) ...............................      221,163       221,690
Irwin Home Equity,
   Series 03-C 2A
   1.82%, 6/25/28 (l) ...............................      349,679       349,739
MBNA Credit Card Master Note Trust,
   Series 03-A6 A6
   2.75%, 10/15/10 ..................................    2,250,000     2,152,903
   Series 03-A7 A7
   2.65%, 11/15/10 ..................................    6,150,000     5,850,165
   Series 04-A4 A4
   2.70%, 9/15/09 ...................................    4,950,000     4,842,225
Merrill Lynch Mortgage Investors, Inc.,
   Series 02-AFC1 AV1
   1.67%, 4/25/31 (l) ...............................       63,329        63,466
Morgan Stanley ABS Capital I,
   Series 03-HE2 A2
   1.64%, 8/25/33 (l) ...............................      547,681       548,735
Morgan Stanley Dean Witter Capital I,
   Series 02-HE1 A2
   1.63%, 7/25/32 (l) ...............................      200,155       200,544
Quest Trust,
   Series 03-X3 A1
   1.78%, 2/25/34 (l)+(S) ...........................      778,867       778,684
Renaissance Home Equity Loan Trust,
   Series 03-2A
   1.74%, 8/25/33 (l) ...............................      299,048       299,601
   Series 03-3 A
   1.80%, 12/25/33 (l) ..............................    1,069,392     1,071,567
Residential Accredit Loans, Inc.,
   Series 03-QR19 CB
   5.75%, 10/25/33 ..................................    2,819,892     2,907,449
Residential Asset Mortgage Products, Inc.,
   Series 03-RS11 AIIB
   1.63%, 12/25/33 (l) ..............................    1,151,857     1,154,542
Residential Asset Securities Corp.,
   Series 01-KS3 AII
   1.53%, 9/25/31 (l) ...............................      276,728       276,875
Salomon Brothers Mortgage Securities VII,
   Series 02-CIT1 A
   1.60%, 3/25/32 (l) ...............................      496,929       497,325
Saxon Asset Securities Trust,
   Series 02-1 AV2
   1.57%, 1/25/32 (l) ...............................      201,399       201,496
   Series 02-3 AV
   1.70%, 12/25/32 (l) ..............................      203,045       203,483
Structured Asset Securities Corp.,
   Series 03-AL2 A
   3.36%, 1/25/31(S) ................................   $1,375,029   $ 1,272,328
Terwin Mortgage Trust,
   Series 03-1SL A1
   1.88%, 9/25/33 (l)+(S) ...........................      197,644       197,910
Vanderbilt Acquisition Loan Trust,
   Series 02-1 A1
   3.28%, 1/7/13 ....................................      152,742       153,034
                                                                     -----------
                                                                      43,947,511
                                                                     -----------
Collateralized Mortgage Obligations (0.6%)
Small Business Administration
Participation Certificates,
   Series 04-20A 1
   4.93%, 1/1/24 ....................................    1,000,000       980,372
   Series 04-20C 1
   4.34%, 3/1/24 ....................................    6,000,000     5,632,675
Small Business Administration,
   Series 03-10A 1
   4.63%, 3/10/13 ...................................    1,100,000     1,061,142
                                                                     -----------
                                                                       7,674,189
                                                                     -----------
Non-Agency (4.6%)
ABN Amro Mortgage Corp.,
   Series 02-5 2A2
   6.50%, 7/25/17 ...................................       61,576        61,651
Bank of America Mortgage Securities,
   Series 02-K 2A1
   5.67%, 10/20/32 (l) ..............................      243,215       247,208
Bear Stearns Adjustable Rate
   Mortgage Trust,
   Series 02-2 IIIA
   6.92%, 6/25/31 (l) ...............................        4,635         4,879
Bear Stearns Alt-A Trust,
   Series 03-7 IIA2
   1.58%, 2/25/34 (l) ...............................    1,106,661     1,106,622
Bear Stearns Commercial
   Mortgage Securities,
   Series 00-WF2 A2
   7.32%, 10/15/32 ..................................    2,890,000     3,255,831
   Series 04-PWR4 A3
   5.47%, 6/11/41 ...................................    3,675,000     3,699,645
Cendant Mortgage Corp.,
   Series 03-A A1
   6.00%, 7/25/43(S) ................................      717,581       744,533
Chase Commercial Mortgage Securities Corp.,
   Series 00-1 A2
   7.76%, 4/15/32 ...................................      890,000     1,000,947
   Series 99-2 A2
   7.20%, 1/15/32 ...................................      530,000       592,217
Countrywide Alternative Loan Trust,
   Series 03-J3 2A1
   6.25%, 12/25/33 ..................................    1,239,401     1,259,485
   Series 04-2CB 4A1
   5.00%, 3/25/19 ...................................    2,352,034     2,329,045
Countrywide Home Loan Mortgage
   Pass Through Trust,
   Series 02-HYB2 6A1
   4.99%, 9/19/32 (l) ...............................      133,823       134,519
   Series 03-R4 2A
   6.50%, 1/25/34(S) ................................      904,559       928,957
   Series 99-9 A1
   6.50%, 8/25/29 ...................................      355,866       363,316
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 02-AR2 2A1
   1.70%, 2/25/32 (l) ...............................       24,793        24,801

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                     Principal         Value
                                                      Amount          (Note 1)
--------------------------------------------------------------------------------
   Series 98-C2 A2
   6.30%, 11/11/30 ..............................   $ 1,155,000   $    1,241,208
Credit-Based Asset Servicing and Securitization,
   Series 02-CB1 A2A
   1.64%, 8/25/29 (l) ...........................       107,285          107,477
DLJ Commercial Mortgage Corp.,
   Series 99-CG1 A1B
   6.46%, 3/10/32 ...............................       275,000          296,928
First Horizon Asset Securities, Inc.,
   Series 00-H 1A
   7.00%, 9/25/30 ...............................        25,916           25,882
First Republic Mortgage Loan Trust,
   Series 01-FRB1 A
   1.59%, 11/15/31 (l) ..........................     2,259,466        2,263,752
GMAC Commercial Mortgage Securities, Inc.,
   Series 00-C3 A2
   6.96%, 9/15/35 ...............................     5,125,000        5,686,244
   Series 99-2 A2
   6.95%, 9/15/33^ ..............................       325,000          357,814
Greenwich Capital Commercial Funding Corp.,
   Series 04-GG1 A4
   4.76%, 6/10/36 ...............................     3,180,000        3,169,252
GSMPS Mortgage Loan Trust,
   Series 03-3 A1
   7.00%, 6/25/43+(S) ...........................     1,707,596        1,793,243
Heller Financial, Inc.,
   Series 99-PH1 A1
   6.50%, 5/15/31 ...............................       130,787          137,945
   Series 99-PH1 A2
   6.85%, 5/15/31 ...............................       475,000          521,311
Impac CMB Trust,
   Series 03-8 2A1
   1.75%, 10/25/33 (l) ..........................       668,644          671,153
J.P. Morgan Chase Commercial Mortgage
   Securities Corp.,
   Series 01-CIB2 A3
   6.43%, 4/15/35 ...............................     1,295,000        1,402,642
LB Commercial Conduit Mortgage Trust,
   Series 98-C4 A1B
   6.21%, 10/15/35 ..............................     1,425,000        1,525,946
LB-UBS Commercial Mortgage Trust,
   Series 03-C7 A
   4.06%, 9/15/27 (l) ...........................     1,730,000        1,699,745
MASTR Alternative Loans Trust,
   Series 04-4 1A1
   5.50%, 5/25/34 ...............................     2,323,112        2,290,449
Merrill Lynch Mortgage Investors, Inc.,
   Series 03-A1 3A
   4.91%, 12/25/32 (l) ..........................     1,122,582        1,125,258
Morgan Stanley Capital I,
   Series 03-T11 A2
   4.34%, 6/13/41 ...............................     2,050,000        2,024,966
Paine Webber Mortgage
   Acceptance Corp.,
   Series 99-C1 A2
   6.82%, 4/15/09 ...............................       283,500          309,479
Sequoia Mortgage Trust,
   Series 03-4 2A1
   1.63%, 7/20/33 (l) ...........................       803,535          805,455
   Series 10-2A1
   1.66%, 10/20/27 (l) ..........................       812,385          814,646
Structured Asset Mortgage Investments, Inc.,
   Series 02-AR3 A1
   1.61%, 9/19/32 (l) ...........................       480,419          481,764
Structured Asset Receivable Trust,
   Series 03-2
   1.57%, 1/21/09 (l)(S) ........................     3,440,639        3,440,639
Structured Asset Securities Corp.,
   Series 01-3A 1A1
   1.78%, 3/25/31 (l) ...........................   $    18,709   $       19,220
   Series 02-6 3A1
   6.25%, 4/25/32 ...............................       116,278          116,717
   Series 02-9 A2
   1.60%, 10/25/27 (l) ..........................       296,234          295,922
   Series 02-HF1 A
   1.59%, 1/25/33 (l) ...........................       577,448          577,062
   Series 02-HF2 A1
   1.80%, 7/25/32 (l) ...........................       367,507          368,520
   Series 02-HF2 A3
   1.80%, 7/25/32 (l) ...........................       600,000          601,853
Wachovia Bank Commercial Mortgage Trust,
   Series 03-C8 A4
   4.96%, 11/15/35 ..............................     2,860,000        2,777,875
   Series 03-WHL2 A1
   1.43%, 6/15/13 (l)(S) ........................       730,000          730,057
Washington Mutual Mortgage
   Securities Corp.,
   Series 02-MS12 A
   6.50%, 5/25/32 ...............................       102,147          104,033
Washington Mutual, Inc.,
   Series 00-3A
   2.73%, 12/25/40 (l) ..........................       446,802          447,226
   Series 02-AR6 A
   2.63%, 6/25/42 (l) ...........................     1,079,167        1,090,879
   Series 02-AR10 A6
   4.82%, 10/25/32 (l) ..........................       896,914          905,448
Wells Fargo Mortgage Backed Securities Trust,
   Series 02-E 2A1
   4.97%, 9/25/32 (l) ...........................        93,991           95,117
   Series 04-K 1A2
   4.49%, 7/25/34 (l) ...........................     7,725,000        7,518,588
                                                                  --------------
                                                                      63,595,371
                                                                  --------------
   Total Asset-Backed Securities ................                    115,217,071
                                                                  --------------
Total Long-Term Debt Securities (82.7%)
   (Cost $1,136,011,268) ........................                  1,131,564,407
                                                                  --------------
CONVERTIBLE BONDS:
Consumer Discretionary (0.0%)
Media (0.0%)
Time Warner, Inc.
   (Zero Coupon), 12/6/19
   (Cost $318,480) ..............................       500,000          316,875
                                                                  --------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (9.2%)
Altria Group, Inc.
   1.80%, 10/29/04 ..............................     2,100,000        2,099,433
Bank of Ireland
   1.41%, 9/8/04 (m) ............................     2,600,000        2,592,876
Barclays U.S. Funding Corp.
   1.32%, 8/23/04 ...............................     4,900,000        4,890,283
   1.33%, 8/26/04 ...............................     6,900,000        6,885,493
   1.47%, 9/27/04 ...............................     7,700,000        7,672,049
CDC Commercial Paper Corp.
   1.23%, 8/19/04 (m) ...........................     2,000,000        1,996,590
   1.46%, 9/24/04 (m) ...........................    10,200,000       10,164,504
Danske Corp.
   1.44%, 9/20/04 ...............................    15,700,000       15,648,661
General Electric Capital Corp.
   0.97%, 7/13/04 ...............................    14,600,000       14,594,890
HBOS Treasury Services plc
   1.00%, 7/1/04 ................................       100,000           99,997
   1.07%, 7/16/04 ...............................    15,100,000       15,092,830
   1.06%, 7/22/04 ...............................       200,000          199,870
   1.33%, 8/26/04 ...............................       400,000          399,159

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                   Principal          Value
                                                     Amount         (Note 1)
--------------------------------------------------------------------------------
   1.36%, 9/3/04 ..............................     $   300,000   $      299,265
ING U.S. Funding LLC
   1.39%, 9/9/04 ..............................       6,000,000        5,983,620
Pfizer, Inc.
   1.16%, 7/30/04 (m) .........................       1,400,000        1,398,647
   1.33%, 8/18/04 (m) .........................       2,300,000        2,295,858
Rabobank USA Finance Corp.
   1.41%, 9/13/04 .............................       2,700,000        2,692,089
Royal Bank of Scotland
   1.30%, 8/25/04 .............................       6,500,000        6,486,872
   1.33%, 8/26/04 .............................       3,200,000        3,193,272
Svenska Handelsbanken AB
   1.19%, 8/3/04 ..............................       4,200,000        4,195,295
   1.44%, 9/13/04 .............................       1,000,000          997,010
UBS Finance (Del) LLC
   1.02%, 7/6/04 ..............................       3,300,000        3,299,442
   1.06%, 7/13/04 .............................         100,000           99,962
   1.38%, 9/7/04 ..............................         600,000          598,416
   1.44%, 9/20/04 .............................       4,700,000        4,684,631
   1.46%, 9/23/04 .............................         100,000           99,657
Westpac Capital Corp.
   1.39%, 9/10/04 .............................       7,200,000        7,179,984
                                                                  --------------
                                                                     125,840,655
                                                                  --------------
Government Securities (21.5%)
European Investment Bank
   (Discount Note), 7/2/04                            8,600,000        8,599,508
Federal Home Loan Bank
   (Discount Note), 9/1/04                            6,600,000        6,584,767
Federal Home Loan Mortgage Corp.
   (Discount Note), 7/15/04                           4,000,000        3,998,355
   (Discount Note), 8/10/04                           4,900,000        4,893,848
   (Discount Note), 8/16/04                           4,800,000        4,792,419
   (Discount Note), 8/20/04                           6,700,000        6,688,517
   (Discount Note), 8/24/04                             400,000          399,225
   (Discount Note), 9/7/04                           11,600,000       11,570,640
   (Discount Note), 9/14/04                          13,400,000       13,362,587
   (Discount Note), 9/21/04                           5,700,000        5,682,604
   (Discount Note), 9/28/04                          13,200,000       13,156,268
   (Discount Note), 9/30/04                           6,800,000        6,776,968
Federal National Mortgage Association
   (Discount Note), 7/9/04                           13,200,000       13,195,974
   (Discount Note), 7/14/04                           9,900,000        9,896,267
   (Discount Note), 7/21/04                          22,500,000       22,487,018
   (Discount Note), 8/4/04                            6,400,000        6,393,434
   (Discount Note), 8/11/04                           4,000,000        3,994,764
   (Discount Note), 8/25/04                           7,800,000        7,785,006
   (Discount Note), 9/1/04                            6,600,000        6,584,767
   (Discount Note), 9/8/04                            7,800,000        7,779,970
   (Discount Note), 9/22/04                          14,000,000       13,956,754
   (Discount Note), 10/20/04                          5,500,000        5,474,733
U.S. Treasury Bills
   7/8/04^ ....................................      31,100,000       31,093,102
   7/29/04^ ...................................      75,000,000       74,937,017
   9/2/04 (a) .................................       4,685,000        4,675,007
                                                                  --------------
                                                                     294,759,519
                                                                  --------------
Short-Term Investments of Cash Collateral for Securities Loaned (8.3%)
ABN-Amro Bank N.V.
   1.17%, 12/30/04 ............................       3,574,337        3,574,337
Allied Irish Bank plc
   1.14%, 12/20/04 ............................       3,574,337        3,574,337
Bank Nederlandse Gemeenten N.V.
   1.10%, 8/9/04 ..............................       3,574,337        3,574,337
Bavaria Universal Funding Corp.
   1.09%, 7/2/04 ..............................       1,887,414        1,887,414
Bayerische Landesbank NY
   1.12%, 7/20/04 .............................         730,852          730,852
Caja de Madrid
   1.23%, 10/22/04 ............................     $ 3,574,337   $    3,574,337
Citigroup Global Markets, Inc.
   1.57%, 7/7/04 (l) ..........................       3,574,337        3,574,337
Deutsche Bank Securities, Inc.
   1.23%, 8/2/04 ..............................       3,574,337        3,574,337
Dexia Credit Local
   1.26%, 8/31/04 .............................       3,574,337        3,574,337
Dorada Finance, Inc.
   1.06%, 7/12/04 .............................       3,564,338        3,564,338
Dresdner Bank AG
   1.11%, 7/21/04 .............................       3,574,337        3,574,337
Four Winds Funding Corp.
   1.20%, 7/1/04 ..............................       3,570,881        3,570,881
Greenwich Capital Markets, Inc.
   1.57%, 7/1/04 ..............................      36,797,107       36,797,107
Hartford Life, Inc.
   1.24%, 6/30/05 (l) .........................       1,143,787        1,143,787
Household Finance Corp.
   1.13%, 7/12/04 .............................       3,565,249        3,565,249
Irish Life and Permanent plc
   1.13%, 8/3/04 ..............................       1,990,793        1,990,793
Lehman Brothers, Inc.
   1.68%, 9/30/04 (l) .........................         500,407          500,407
National Rural Utilities Cooperative Finance
   Corp.
   1.30%, 8/2/04 ..............................       2,855,236        2,855,236
New York Life Insurance Co.
   1.22%, 9/30/04 (l) .........................       3,574,337        3,574,337
Nordea Bank New York
   1.10%, 9/6/05 (l) ..........................       3,572,200        3,572,200
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 .............................       3,574,337        3,574,337
Sun Trust Bank
   1.25%, 5/17/06 (l) .........................       3,574,337        3,574,337
Ulster Bank Ireland Ltd.
   1.33%, 8/17/04 .............................       3,574,337        3,574,337
UniCredito Italiano Milan S.p.A
   1.11%, 7/28/04 .............................       3,574,337        3,574,337
Wachovia Bank N.A.
   1.56%, 11/15/04 (l) ........................       2,717,657        2,717,657
Wells Fargo Bank N.A.
   1.10%, 8/10/04 .............................       3,574,337        3,574,337
                                                                  --------------
                                                                     112,936,639
                                                                  --------------
Time Deposit (0.7%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ..............................       9,629,648        9,629,648
                                                                  --------------
Total Short-Term Debt Securities (39.7%)
   (Amortized Cost $543,166,461)                                     543,166,461
                                                                  --------------

                                                   Number of
                                                 Contracts (c)
                                                 -------------
OPTIONS PURCHASED:
Put Options Purchased (0.0%)*
EURODollar
    December @ $95+
      (Cost $9,300) ..........................             930               59
                                                                 --------------
Total Investments Before Options Written
   (122.4%)
   (Cost/Amortized Cost $1,679,505,509)                           1,675,047,802
                                                                 --------------
OPTIONS WRITTEN:
Call Options Written (-0.0%)*
U.S. Treasury Notes August @ $115 ............            (133)          (4,156)
                                                                 --------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                   Number of          Value
                                                 Contracts (c)       (Note 1)
--------------------------------------------------------------------------------
Put Options Written (-0.0%)*
U.S. Treasury Bonds August @ $108 ............             (29)  $      (73,407)
                                                                 --------------
Total Options Written (-0.0%)
   (Premiums Received $132,074) ..............                          (77,563)
                                                                 --------------
Total Investments after Options Written (122.4%)
   (Cost/Amortized Cost $1,679,373,435) ......                    1,674,970,239
Other Assets Less Liabilities (-22.4%) .......                     (306,784,086)
                                                                 --------------
Net Assets (100%) ............................                   $1,368,186,153
                                                                 ==============

*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

+ Securities (totaling $4,751,068 or 0.35% of net assets) valued at fair value.

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $29,704,679 or 2.17% of net assets.

# All, or a portion of security held by broker as collateral for financial futures contracts.

(a) Fully or partially pledged as collateral on outstanding written call options.

(b)  Illiquid security.

(c)  One contract relates to 100 shares.

(d)  Covered call option contracts written in connection with securities held.

(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity date.

(h)  Security in default.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

(m) Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(n) Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

     Glossary:
     CMO -- Collateralized Mortgage Obligation
     GBP -- British Pound
     SEK -- Swedish Krona
     TBA -- Security is subject to delayed delivery.

--------------------------------------------------------------------------------
At June 30, 2004 the Portfolio had the following futures contracts open:
(Note 1)

                                                                                              Unrealized
                                    Number of    Expiration      Original       Value at     Appreciation/
Purchases                           Contracts       Date          Value          6/30/04     (Depreciation)
---------                           ---------   ------------   ------------   ------------   --------------
EURO-BOBL .......................      230      September-04   $ 30,841,438   $ 30,865,194     $   23,756
EURODollar ......................      110      September-04     26,861,750     26,944,500         82,750
U.S. Treasury Bonds .............      212      September-04     22,094,834     22,551,500        456,666
U.S. 5 Year Treasury Notes ......      925      September-04    100,094,223    100,535,937        441,714
U.S. 10 Year Treasury Notes .....      802      September-04     86,759,810     87,681,156        921,346
EURODollar ......................       98       December-04     23,941,400     23,883,825        (57,575)
EURODollar ......................      110          March-05     27,010,500     26,683,250       (327,250)
EURODollar ......................      110      September-05    201,566,100    201,748,500        182,400
EURODollar ......................      327       December-05     78,377,463     78,488,175        110,712
EURODollar ......................      327          March-06     78,187,320     78,312,412        125,092
EURODollar ......................      327           June-06     78,028,782     78,161,175        132,393
                                                                                               ----------
                                                                                               $2,092,004
                                                                                               ==========

Sales
-----
U.S. 5 Year Treasury Notes ......     (355)     September-04   $ 38,365,518   $ 38,584,062     $ (218,544)
                                                                                               ----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2004 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                          Local
                                         Contract     Cost on        U.S. $      Unrealized
                                          Amount    Origination     Current     Appreciation/
                                          (000's)      Date          Value      (Depreciation)
                                         -----------------------------------------------------
Foreign Currency Buy Contracts
European Union, expiring 07/20/04 ....      1,096   $ 1,335,363   $ 1,332,988     $  (2,375)
Swedish Krona, expiring 09/09/04 .....    180,812    24,389,066    23,973,854      (415,212)
                                                                                  ---------
                                                                                  $(417,587)
                                                                                  =========
Foreign Currency Sell Contracts
European Union, expiring 07/20/04 ....       1513   $ 1,861,706   $ 1,840,156     $  21,550
Japanese Yen, expiring 12/17/04 ......    570,000     5,316,668     5,271,210        45,458
Swedish Krona, expiring 09/09/04 .....    180,812    24,208,327    24,002,814       205,513
                                                                                  ---------
                                                                                  $ 272,521
                                                                                  =========

Options written for the six months ended June 30, 2004, were as follows:

                                                           Total        Total
                                                         Number of    Premiums
                                                         Contracts    Received
                                                        ----------   ----------
Options Outstanding--January 1, 2004 ................    5,620,052   $  109,703
Options Written .....................................    4,401,136    1,096,993
Options Terminated in Closing Purchase
   Transactions .....................................   (5,620,265)    (358,278)
Options Expired .....................................   (4,400,737)    (692,795)
Options Exercised ...................................          (24)     (23,549)
                                                        ----------   ----------
Options Outstanding--June 30, 2004 ..................          162   $  132,074
                                                        ==========   ==========

Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ................   $1,406,429,220
U.S. Government securities ....................................    1,577,528,373
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ................    1,234,736,949
U.S. Government securities ....................................    1,505,837,989

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $    4,512,333
Aggregate gross unrealized depreciation ......................       (8,970,040)
                                                                 --------------
Net unrealized depreciation ..................................   $   (4,457,707)
                                                                 ==============
Federal income tax cost of investments .......................   $1,679,505,509
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $417,928,450. This was secured by collateral of $425,831,882 of which $112,936,639 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $312,895,243 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Health Care (92.6%)
Biotechnology (12.0%)
Abgenix, Inc.* .......................................      95,200   $ 1,115,744
Affymetrix, Inc.*^ ...................................       7,500       245,475
Alexion Pharmaceuticals, Inc.*^ ......................       4,500        83,700
Alkermes, Inc.*^ .....................................      60,000       816,000
Amgen, Inc.* .........................................      92,700     5,058,639
Amylin Pharmaceuticals, Inc.*^ .......................      68,500     1,561,800
Angiotech Pharmaceuticals, Inc.* .....................       7,100       143,065
Applera Corp. - Celera Genomics Group* ...............     105,600     1,215,456
Ariad Pharmaceuticals, Inc.*^ ........................      24,400       182,756
Barrier Therapeutics, Inc.* ..........................       5,000        70,100
Biogen Idec, Inc.* ...................................      18,500     1,170,125
Cephalon, Inc.*^ .....................................      16,000       864,000
Ciphergen Biosystems, Inc.*^ .........................      56,400       412,848
Connetics Corp.*^ ....................................      15,100       305,020
Corgentech, Inc.*^ ...................................       8,000       128,960
CV Therapeutics, Inc.*^ ..............................      43,900       735,764
Cytokinetics, Inc.*^ .................................       8,900       132,165
Exelixis, Inc.*^ .....................................      82,400       831,416
Genta, Inc.* .........................................      24,000        60,000
Genzyme Corp. - General Division* ....................      76,500     3,620,745
Gilead Sciences, Inc.* ...............................      21,000     1,407,000
Human Genome Sciences, Inc.* .........................     100,700     1,171,141
ICOS Corp.*^ .........................................      14,800       441,632
Ilex Oncology, Inc.* .................................       7,200       179,928
Immunicon Corp.* .....................................      10,400        81,744
InterMune, Inc.*^ ....................................      57,400       885,108
Isis Pharmaceuticals, Inc.*^ .........................     170,000       975,800
Kosan Biosciences, Inc.* .............................       6,600        52,140
Millennium Pharmaceuticals, Inc.* ....................      49,500       683,100
Neurocrine Biosciences, Inc.*^ .......................      22,500     1,166,625
NPS Pharmaceuticals, Inc.* ...........................      19,700       413,700
OSI Pharmaceuticals, Inc.*^ ..........................      18,200     1,282,008
Protein Design Labs, Inc.* ...........................       3,700        70,781
Regeneron Pharmaceuticals, Inc.*^ ....................      45,000       473,850
Renovis, Inc.* .......................................       3,000        27,480
Telik, Inc.* .........................................      10,500       250,635
Vertex Pharmaceuticals, Inc.*^ .......................      24,800       268,832
Zymogenetics, Inc.*^ .................................      21,300       404,700
                                                                     -----------
                                                                      28,989,982
                                                                     -----------
Health Care Services (4.7%)
Caremark Rx, Inc.* ...................................      47,500     1,564,650
Covance, Inc.* .......................................      22,000       848,760
Dendrite International, Inc.* ........................       2,700        50,166
Express Scripts, Inc.* ...............................       9,400       744,762
Gambro AB, Class A ...................................      79,740       772,741
HMS Holdings Corp.* ..................................     790,000     4,700,500
Medco Health Solutions, Inc.* ........................      76,300     2,861,250
                                                                     -----------
                                                                      11,542,829
                                                                     -----------
Health Care Distributors (4.4%)
Cardinal Health, Inc. ................................      20,600     1,443,030
McKesson Corp. .......................................     266,579     9,151,657
                                                                     -----------
                                                                      10,594,687
                                                                     -----------
Health Care Equipment (11.8%)
Apogent Technologies, Inc.* ..........................       2,500        80,000
ATS Medical, Inc.* ...................................      90,000       338,400
Bard (C.R.), Inc. ....................................      35,000     1,982,750
Baxter International, Inc. ...........................     140,100     4,834,851
Beckman Coulter, Inc. ................................      18,000     1,098,000
Becton, Dickinson & Co. ..............................      76,200     3,947,160
Biomet, Inc. .........................................      47,950     2,130,898
Bruker BioSciences Corp.* ............................      66,600       324,342
CTI Molecular Imaging, Inc.*^ ........................      47,200       669,296
Guidant Corp. ........................................      26,100     1,458,468
Hospira, Inc.* .......................................      24,260   $   669,576
MedSource Technologies, Inc.* ........................       8,000        56,800
Medtronic, Inc. ......................................     135,400     6,596,688
Nektar Therapeutics*^ ................................      85,000     1,696,600
Olympus Corp. ........................................      43,000       811,804
SonoSite, Inc.*^ .....................................      28,800       688,608
St. Jude Medical, Inc.* ..............................      15,000     1,134,750
Terumo Corp. .........................................       1,000        25,065
Viasys Healthcare, Inc.* .............................       2,200        46,002
                                                                     -----------
                                                                      28,590,058
                                                                     -----------
Health Care Facilities (4.1%)
Community Health Systems, Inc.* ......................     125,000     3,346,250
HCA, Inc. ............................................      97,400     4,050,866
Health Management Associates,
   Inc., Class A .....................................     112,000     2,511,040
                                                                     -----------
                                                                       9,908,156
                                                                     -----------
Health Care Supplies (1.9%)
Edwards Lifesciences Corp.*^ .........................      38,700     1,348,695
Fisher Scientific International, Inc.*^ ..............      27,000     1,559,250
Smith & Nephew plc ...................................      80,000       861,050
Sola International, Inc.*^ ...........................      45,000       775,350
                                                                     -----------
                                                                       4,544,345
                                                                     -----------
Managed Health Care (2.8%)
Aetna, Inc. ..........................................      35,450     3,013,250
Anthem, Inc.*^ .......................................      24,200     2,167,352
PacifiCare Health Systems, Inc.* .....................      40,050     1,548,333
                                                                     -----------
                                                                       6,728,935
                                                                     -----------
Pharmaceuticals (50.9%)
Abbott Laboratories ..................................     110,800     4,516,208
Altana AG ............................................       1,400        84,314
Antigenics, Inc.*^ ...................................      11,900       101,864
AstraZeneca plc (ADR) ................................      82,900     3,783,556
AtheroGenics, Inc.*^ .................................      19,218       365,719
Aventis S.A. (ADR)^ ..................................      40,600     3,088,442
Bristol-Myers Squibb Co. .............................     135,000     3,307,500
Eisai Co., Ltd. ......................................     207,000     5,956,835
Elan Corp. plc (ADR)*^ ...............................     169,300     4,188,482
Eli Lilly & Co. ......................................      58,995     4,124,340
Forest Laboratories, Inc.* ...........................      43,200     2,446,416
Fujisawa Pharmaceutical Co., Ltd. ....................     239,400     5,671,530
GlaxoSmithKline plc ..................................     225,000     4,553,698
GlaxoSmithKline plc (ADR) ............................      68,000     2,819,280
Inex Pharmaceuticals Corp.* ..........................       4,000        17,900
IVAX Corp.* ..........................................      70,000     1,679,300
Johnson & Johnson ....................................     100,700     5,608,990
King Pharmaceuticals, Inc.* ..........................     115,600     1,323,620
Kyorin Pharmaceutical Co., Ltd. ......................      89,000     1,302,598
Medicines Co.* .......................................      40,600     1,238,706
Merck & Co., Inc. ....................................      32,500     1,543,750
Novartis AG (ADR) ....................................      21,500       956,750
Novartis AG (Registered) .............................     191,900     8,465,726
Novo-Nordisk A/S, Class B ............................       1,300        66,923
Ono Pharmaceutical Co., Ltd. .........................       1,000        47,015
Pfizer, Inc. .........................................     534,160    18,311,005
Sankyo Co., Ltd. .....................................      49,800     1,079,384
Sanofi-Synthelabo S.A. ...............................      77,304     4,900,105
Santen Pharmaceutical Co., Ltd. ......................       5,000        78,174
Schering AG ..........................................      36,000     2,124,271
Schering-Plough Corp. ................................     278,200     5,141,136
Schwarz Pharma AG ....................................      30,500       935,117
Sepracor, Inc.*^ .....................................      27,000     1,428,300
Shionogi & Co., Ltd. .................................      91,000     1,564,551
Takeda Pharmaceutical Co., Ltd. ......................     113,000     4,960,546
Teva Pharmaceutical Industries Ltd. (ADR)^ ...........      22,450     1,510,661
Watson Pharmaceuticals, Inc.* ........................      79,000     2,125,100
Wyeth ................................................     213,750     7,729,200

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd. .................     115,100   $  3,871,301
                                                                    ------------
                                                                     123,018,313
                                                                    ------------
   Total Health Care ................................                223,917,305
                                                                    ------------
Information Technology (0.1%)
Electronic Equipment & Instruments (0.1%)
Varian, Inc.* .......................................       3,900        164,385
Materials (0.3%)
Chemicals (0.3%)
Akzo Nobel N.V. .....................................       3,000        110,338
Bayer AG ............................................      23,526        678,363
                                                                    ------------
   Total Materials ..................................                    788,701
                                                                    ------------
Total Common Stocks (93.0%)
   (Cost $209,105,992) ..............................                224,870,391
                                                                    ------------

                                                       Principal
                                                        Amount
                                                      ----------
SHORT-TERM DEBT SECURITIES:
Government Security (3.6%)
Federal Home Loan Bank
   (Discount Note), 7/1/04 ........................   $8,621,000      8,620,701
                                                                   ------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (11.2%)
ABN-Amro Bank N.V.
   1.17%, 12/30/04 ................................      853,177        853,177
Allied Irish Bank plc
   1.14%, 12/20/04 ................................      853,177        853,177
Bank Nederlandse Gemeenten N.V.
   1.10%, 8/9/04 ..................................      853,177        853,177
Bavaria Universal Funding Corp.
   1.09%, 7/2/04 ..................................      450,517        450,517
Bayerische Landesbank NY
   1.12%, 7/20/04 .................................      174,451        174,451
Caja de Madrid
   1.23%, 10/22/04 ................................      853,178        853,178
Citigroup Global Markets, Inc.
   1.57%, 7/7/04 (l) ..............................      853,178        853,178
Deutsche Bank Securities, Inc.
   1.23%, 8/2/04 ..................................      853,178        853,178
Dexia Credit Local
   1.26%, 8/31/04 .................................      853,178        853,178
Dorada Finance, Inc.
   1.06%, 7/12/04 .................................      850,791        850,791
Dresdner Bank AG
   1.11%, 7/21/04 .................................      853,178        853,178
Four Winds Funding Corp.
   1.20%, 7/1/04 ..................................      852,353        852,353
Greenwich Capital Markets, Inc.
   1.57%, 7/1/04 ..................................    8,783,299      8,783,299
Hartford Life, Inc.
   1.24%, 6/30/05 (l) .............................   $  273,017   $    273,017
Household Finance Corp.
   1.13%, 7/12/04 .................................      851,008        851,008
Irish Life and Permanent plc
   1.13%, 8/3/04 ..................................      475,193        475,193
Lehman Brothers, Inc.
   1.68%, 9/30/04 (l) .............................      119,445        119,445
National Rural Utilities Cooperative Finance Corp.
   1.30%, 8/2/04 ..................................      681,531        681,531
New York Life Insurance Co.
   1.22%, 9/30/04 (l) .............................      853,178        853,178
Nordea Bank New York
   1.10%, 9/6/05 (l) ..............................      852,667        852,667
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 .................................      853,178        853,178
Sun Trust Bank
   1.25%, 5/17/06 (l) .............................      853,178        853,178
Ulster Bank Ireland Ltd.
   1.33%, 8/17/04 .................................      853,178        853,178
UniCredito Italiano Milan S.p.A.
   1.11%, 7/28/04 .................................      853,178        853,178
Wachovia Bank N.A.
   1.56%, 11/15/04 (l) ............................      648,692        648,692
Wells Fargo Bank N.A.
   1.10%, 8/10/04 .................................      853,178        853,178
                                                                   ------------
                                                                     26,957,453
                                                                   ------------
Time Deposit (3.2%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ..................................    7,813,176      7,813,176
                                                                   ------------
Total Short-Term Debt Securities (18.0%)
   (Amortized Cost $43,391,330) ...................                  43,391,330
                                                                   ------------
Total Investments (111.0%)
   (Cost /Amortized Cost $252,497,322) ............                 268,261,721
Other Assets Less Liabilities (-11.0%) ............                 (26,503,169)
                                                                   ------------
Net Assets (100%) .................................                $241,758,552
                                                                   ============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $175,982,648
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    115,492,473

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 20,505,393
Aggregate gross unrealized depreciation ........................     (4,740,994)
                                                                   ------------
Net unrealized appreciation ....................................   $ 15,764,399
                                                                   ============
Federal income tax cost of investments .........................   $252,497,322
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of 26,657,516. This was secured by collateral of $26,957,453 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $1,135 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Principal       Value
                                                         Amount       (Note 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (23.6%)
Auto Components (2.0%)
Arvin Capital I
   9.50%, 2/1/27 ...................................   $2,000,000   $  2,080,000
ArvinMeritor, Inc.
   8.75%, 3/1/12 ...................................    1,960,000      2,126,600
Dana Corp.
   10.13%, 3/15/10 .................................    2,941,000      3,330,682
Dura Operating Corp.
   8.63%, 4/15/12 ..................................    3,325,000      3,391,500
   Series D
   9.00%, 5/1/09 ...................................    6,025,000      5,904,500
HLI Operating Co. , Inc.
   10.50%, 6/15/10 .................................    2,064,000      2,322,000
Keystone Automotive Operations, Inc.
   9.75%, 11/1/13(S) ...............................    3,174,000      3,396,180
Tenneco Automotive, Inc.
   10.25%, 7/15/13 .................................    5,105,000      5,768,650
TRW Automotive, Inc.
   9.38%, 2/15/13 ..................................    4,828,000      5,443,570
   11.00%, 2/15/13 .................................      652,000        769,360
                                                                    ------------
                                                                      34,533,042
                                                                    ------------
Automobiles (0.2%)
General Motors Corp.
   8.25%, 7/15/23 ..................................    2,700,000      2,827,578
                                                                    ------------
Distributors (0.4%)
AmeriGas Partners LP
   10.00%, 4/15/06 .................................      400,000        432,000
   8.88%, 5/20/11 ..................................    1,000,000      1,065,000
Aviall, Inc.
   7.63%, 7/1/11 ...................................    3,300,000      3,432,000
National Waterworks, Inc.
   10.50%, 12/1/12 .................................    1,740,000      1,931,400
                                                                    ------------
                                                                       6,860,400
                                                                    ------------
Hotels, Restaurants & Leisure (7.5%)
Ameristar Casinos, Inc.
   10.75%, 2/15/09 .................................    1,770,000      2,017,800
Argosy Gaming Co.
   9.00%, 9/1/11 ...................................    1,878,000      2,075,190
Boyd Gaming Corp.
   7.75%, 12/15/12 .................................    4,495,000      4,539,950
Caesars Entertainment, Inc.
   9.38%, 2/15/07 ..................................    4,190,000      4,551,387
   8.88%, 9/15/08 ..................................      900,000        976,500
   7.88%, 3/15/10 ..................................    3,480,000      3,671,400
   8.13%, 5/15/11 ..................................    1,255,000      1,331,869
   7.00%, 4/15/13 ..................................    3,425,000      3,450,687
Circus & Eldorado Joint Venture/
   Silver Legacy Capital
   10.13%, 3/1/12 ..................................    1,475,000      1,482,375
Gaylord Entertainment Co.
   8.00%, 11/15/13 .................................    2,555,000      2,590,131
Harrah's Operating Co., Inc.
   7.88%, 12/15/05 .................................    1,815,000      1,917,094
Hilton Hotels Corp.
   7.63%, 12/1/12 ..................................    4,100,000      4,407,500
Horseshoe Gaming Holdings
   8.63%, 5/15/09 ..................................    1,740,000      1,813,950
Intrawest Corp.
   10.50%, 2/1/10 ..................................      835,000        902,844
   7.50%, 10/15/13 .................................    5,125,000      5,009,687
Kerzner International Ltd.
   8.88%, 8/15/11 ..................................    1,609,000      1,717,608
Mandalay Resort Group
   6.50%, 7/31/09 ..................................    1,000,000      1,016,250
   9.38%, 2/15/10 ..................................    3,050,000      3,324,500
   7.63%, 7/15/13 ..................................   $2,000,000   $  1,995,000
   Series B
   10.25%, 8/1/07 ..................................    3,368,000      3,738,480
MGM Mirage, Inc.
   9.75%, 6/1/07 ...................................    1,500,000      1,638,750
   6.00%, 10/1/09 ..................................      250,000        245,000
   8.38%, 2/1/11 ...................................    6,948,000      7,260,660
Mohegan Tribal Gaming Authority
   6.38%, 7/15/09 ..................................    2,815,000      2,822,037
   8.38%, 7/1/11 ...................................    1,743,000      1,882,440
Riviera Casinos Corp.
   11.00%, 6/15/10 .................................    3,828,000      4,182,090
Royal Caribbean Cruises Ltd.
   8.00%, 5/15/10 ..................................    1,390,000      1,497,725
   8.75%, 2/2/11 ...................................    7,350,000      8,140,125
Seneca Gaming Corp.
   7.25%, 5/1/12(S) ................................    7,840,000      7,830,200
Six Flags, Inc.
   9.50%, 2/1/09 ...................................    3,880,000      3,986,700
   9.75%, 4/15/13 ..................................    7,407,000      7,444,035
   9.63%, 6/1/14(S) ................................    5,780,000      5,751,100
Starwood Hotels & Resorts
   Worldwide, Inc.
   7.38%, 5/1/07 ...................................    3,800,000      3,999,500
   7.88%, 5/1/12 ...................................    4,450,000      4,761,500
Station Casinos, Inc.
   6.00%, 4/1/12 ...................................    2,100,000      2,031,750
   6.50%, 2/1/14 ...................................      675,000        649,688
Turning Stone Casino Resort Enterprise
   9.13%, 12/15/10(S) ..............................    2,050,000      2,142,250
Vail Resorts, Inc.
   6.75%, 2/15/14 ..................................    3,190,000      3,022,525
Venetian Casino Resort LLC
   11.00%, 6/15/10 .................................    3,370,000      3,892,350
                                                                    ------------
                                                                     125,710,627
                                                                    ------------
Household Durables (1.4%)
D.R. Horton, Inc.
   6.88%, 5/1/13 ...................................    2,555,000      2,606,100
FIMEP S.A.
   10.50%, 2/15/13 .................................    2,050,000      2,337,000
KB Home
   7.75%, 2/1/10 ...................................    2,815,000      2,899,450
Meritage Corp.
   9.75%, 6/1/11 ...................................    2,703,000      2,973,300
Schuler Homes, Inc.
   10.50%, 7/15/11 .................................    3,195,000      3,646,294
Simmons Co.
   7.88%, 1/15/14(S) ...............................    4,090,000      4,171,800
William Lyon Homes, Inc.
   10.75%, 4/1/13 ..................................    4,825,000      5,331,625
                                                                    ------------
                                                                      23,965,569
                                                                    ------------
Leisure Equipment & Products (0.2%)
Bombardier Recreational Products, Inc.
   8.38%, 12/15/13(S) ..............................      750,000        744,375
K2, Inc.
   7.38%, 7/1/14(S) ................................    3,395,000      3,454,413
                                                                    ------------
                                                                       4,198,788
                                                                    ------------
Media (10.8%)
American Media Operations, Inc.
   10.25%, 5/1/09 ..................................    8,026,000      8,326,975
   8.88%, 1/15/11 ..................................      425,000        411,188
Cablevision Systems Corp.
   8.00%, 4/15/12(S) ...............................    4,230,000      4,166,550
Canwest Media, Inc.
   10.63%, 5/15/11 .................................    4,195,000      4,703,644

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal        Value
                                                         Amount       (Note 1)
--------------------------------------------------------------------------------
CCO Holdings LLC/
   CCO Holdings Capital Corp.
   8.75%, 11/15/13(S) .............................   $ 4,400,000   $  4,213,000
CF Cable TV, Inc.
   9.13%, 7/15/07 .................................     1,400,000      1,480,630
Charter Communications Holdings LLC
   0.00%, 5/15/11 (e) .............................    18,898,000     12,236,455
   0.00%, 1/15/12 (e) .............................     1,835,000      1,091,825
   Term Loan
   11.75%, 1/15/10 (b) ............................     1,750,000      1,741,647
Charter Communications Operating LLC/
   Charter Communications Capital Corp.
   8.00%, 4/30/12(S) ..............................     1,800,000      1,741,500
Corus Entertainment, Inc.
   8.75%, 3/1/12 ..................................     1,520,000      1,624,500
CSC Holdings, Inc.
   7.25%, 7/15/08 .................................       765,000        772,650
   8.13%, 7/15/09 .................................     3,980,000      4,139,200
   8.13%, 8/15/09 .................................     2,845,000      2,958,800
   7.63%, 4/1/11 ..................................     3,675,000      3,684,187
   6.75%, 4/15/12(S) ..............................     7,995,000      7,675,200
   10.50%, 5/15/16 ................................     5,350,000      6,005,375
Dex Media East LLC Finance Co.
   9.88%, 11/15/09 ................................     1,035,000      1,161,788
   12.13%, 11/15/12 ...............................     2,255,000      2,632,712
Dex Media West LLC/
   Dex Media Finance Co.
   8.50%, 8/15/10 .................................     4,315,000      4,703,350
   9.88%, 8/15/13 .................................     8,705,000      9,553,737
Dex Media, Inc.
   8.00%, 11/15/13(S) .............................     3,655,000      3,508,800
DirecTV Holdings LLC
   8.38%, 3/15/13 .................................     4,427,000      4,897,369
Echostar DBS Corp.
   10.38%, 10/1/07 ................................       450,000        480,938
   6.38%, 10/1/11 .................................     6,055,000      5,964,175
Emmis Operating Co.
   6.88%, 5/15/12(S) ..............................     2,920,000      2,861,600
Garden State Newspapers, Inc.
   8.63%, 7/1/11 ..................................     1,870,000      1,951,813
Hollinger International Publishing
   9.00%, 12/15/10 (b) ............................     3,775,000      4,360,125
Inmarsat Finance plc
   7.63%, 6/30/12(S) ..............................     4,555,000      4,406,962
Inmarsat plc,
   Term B Loan
   4.11%, 10/10/10 (b)(l) .........................     2,000,000      2,017,500
   Term C Loan
   4.61%, 10/10/11 (b)(l) .........................     2,000,000      2,017,500
Innova S. de R.L
   12.88%, 4/1/07 .................................       930,688        942,322
   9.38%, 9/19/13 .................................     4,630,000      4,849,925
Insight Communications Co., Inc.
   0.00%, 2/15/11 (e) .............................     3,475,000      3,127,500
Iridium LLC/Capital Corp.
   10.88%, 7/15/05 (h) ............................     5,000,000        475,000
   14.00%, 7/15/05 (h) ............................    12,000,000      1,140,000
Lighthouse International Co. S.A.
   8.00%, 4/30/14(S) ..............................     3,630,000      4,599,987
Mediacom Broadband LLC
   11.00%, 7/15/13 ................................     3,865,000      4,116,225
PanAmSat Corp.
   8.50%, 2/1/12 ..................................     1,810,000      2,054,350
Paxson Communications Corp.
   10.75%, 7/15/08 ................................     2,824,000      2,866,360
   0.00%, 1/15/09 (e) .............................     1,970,000      1,713,900
PEI Holdings, Inc.
   11.00%, 3/15/10 ................................       539,000        625,240
Primedia, Inc.
   6.62%, 5/15/10 (l)(S) ..........................   $   400,000   $    405,500
   8.88%, 5/15/11 .................................     1,890,000      1,871,100
   8.00%, 5/15/13(S) ..............................     4,855,000      4,563,700
Quebecor Media, Inc.
   11.13%, 7/15/11 ................................     3,795,000      4,331,044
Radio One, Inc.
   8.88%, 7/1/11 ..................................     1,395,000      1,522,294
RH Donnelley Finance Corp. I
   10.88%, 12/15/12(S) ............................     1,640,000      1,902,400
   10.88%, 12/15/12 ...............................       895,000      1,038,200
Rogers Cable, Inc.
   6.25%, 6/15/13 .................................     2,945,000      2,772,485
Rogers Wireless Communications, Inc.
   6.38%, 3/1/14(S) ...............................     2,300,000      2,116,000
Sinclair Broadcast Group, Inc.
   8.75%, 12/15/11 ................................     4,110,000      4,397,700
   8.00%, 3/15/12 .................................     1,530,000      1,564,425
Telenet Communications N.V
   9.00%, 12/15/13(S) ..........................EUR     2,500,000      3,026,417
Young Broadcasting Corp.
   8.50%, 12/15/08 ................................   $ 2,540,000      2,673,350
   8.50%, 12/15/08(S) .............................     3,000,000      3,157,500
   10.00%, 3/1/11 .................................     2,433,000      2,475,577
                                                                    ------------
                                                                     181,820,196
                                                                    ------------
Multiline Retail (0.0%)
Saks, Inc.
   8.25%, 11/15/08 ................................           714            773
                                                                    ------------
Specialty Retail (0.7%)
Boise Cascade Corp.
   7.00%, 11/1/13 .................................     3,560,000      3,640,100
Sonic Automotive, Inc.
   8.63%, 8/15/13 .................................     2,800,000      2,919,000
Toys R US, Inc.
   7.63%, 8/1/11 ..................................     1,875,000      1,882,031
   7.88%, 4/15/13 .................................     1,400,000      1,405,250
United Auto Group, Inc.
   9.63%, 3/15/12 .................................     1,068,000      1,169,460
                                                                    ------------
                                                                      11,015,841
                                                                    ------------
Textiles, Apparel & Luxury Goods (0.4%)
Broder Brothers Co.
   11.25%, 10/15/10 ...............................     3,570,000      3,382,575
Collins & Aikman Floorcoverings
   9.75%, 2/15/10 .................................     1,695,000      1,720,425
St. John Knits International, Inc.
   12.50%, 7/1/09 .................................     1,245,000      1,335,262
                                                                    ------------
                                                                       6,438,262
                                                                    ------------
   Total Consumer
      Discretionary ...............................                  397,371,076
                                                                    ------------
Consumer Staples (4.1%)
Food & Staples Retailing (2.0%)
Ahold Finance USA, Inc.
   8.25%, 7/15/10 .................................       425,000        448,375
Delhaize America, Inc.
   8.13%, 4/15/11 .................................     4,275,000      4,666,295
Domino's, Inc.
   8.25%, 7/1/11 ..................................     3,935,000      4,171,100
Ingles Markets, Inc.
   8.88%, 12/1/11 .................................     2,500,000      2,568,750
Pathmark Stores, Inc.
   8.75%, 2/1/12 ..................................     5,150,000      5,150,000
Rite Aid Corp.
   11.25%, 7/1/08 .................................     1,919,000      2,115,698
   9.50%, 2/15/11 .................................     2,110,000      2,326,275
   9.25%, 6/1/13 ..................................       540,000        567,000

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Principal       Value
                                                         Amount       (Note 1)
--------------------------------------------------------------------------------
Roundy's, Inc.
   8.88%, 6/15/12 ...................................   $6,510,000   $ 6,900,600
Stater Brothers Holdings
   8.13%, 6/15/12(S) ................................    4,995,000     5,013,731
                                                                     -----------
                                                                      33,927,824
                                                                     -----------
Food Products (0.8%)
Del Monte Corp.
   8.63%, 12/15/12 ..................................    1,700,000     1,831,750
   Series B
   9.25%, 5/15/11 ...................................    1,355,000     1,480,338
Dole Foods Co.
   8.63%, 5/1/09 (l) ................................    1,415,000     1,482,212
   8.88%, 3/15/11 ...................................      530,000       560,475
Hines Nurseries, Inc.
   10.25%, 10/1/11 ..................................    1,705,000     1,858,450
Merisant Co.
   9.50%, 7/15/13(S) ................................    3,165,000     3,370,725
Swift & Co.
   10.13%, 10/1/09 ..................................    2,650,000     2,828,875
                                                                     -----------
                                                                      13,412,825
                                                                     -----------
Household Products (0.5%)
Johnsondiversey, Inc.
   9.63%, 5/15/12 ...................................    1,735,000     1,891,150
Jostens, Inc.
   12.75%, 5/1/10 ...................................    3,065,000     3,417,475
Petro Stopping Centers LP/
   Petro Financial Corp.
   9.00%, 2/15/12(S) ................................    2,222,000     2,199,780
Rayovac Corp.
   8.50%, 10/1/13 ...................................      500,000       525,000
                                                                     -----------
                                                                       8,033,405
                                                                     -----------
Personal Products (0.2%)
Playtex Products, Inc.
   8.00%, 3/1/11(S) .................................    2,865,000     2,983,181
                                                                     -----------
Tobacco (0.6%)
Commonwealth Brands, Inc.
   9.75%, 4/15/08(S) ................................      750,000       802,500
   10.63%, 9/1/08(S)(b) .............................    2,000,000     2,140,000
Dimon, Inc.
   9.63%, 10/15/11 ..................................    2,185,000     2,206,850
   7.75%, 6/1/13 ....................................    2,140,000     1,990,200
North Atlantic Trading Co.
   9.25%, 3/1/12(S) .................................    2,790,000     2,699,325
                                                                     -----------
                                                                       9,838,875
                                                                     -----------
   Total Consumer Staples ...........................                 68,196,110
                                                                     -----------
Energy (3.9%)
Energy Equipment & Services (0.9%)
Grant Prideco, Inc.
   9.00%, 12/15/09 ..................................    1,640,000     1,783,500
Hanover Compressor Co.
   9.00%, 6/1/14 ....................................    1,500,000     1,556,250
Hanover Equipment Trust,
   Series 01-A
   8.50%, 9/1/08 ....................................    5,520,000     5,837,400
Newpark Resources, Inc.
   8.63%, 12/15/07 ..................................    2,000,000     2,030,000
Pride International, Inc.
   9.38%, 5/1/07 ....................................    1,955,000     1,994,100
SESI, LLC
   8.88%, 5/15/11 ...................................    1,160,000     1,249,900
Universal Compression, Inc.
   7.25%, 5/15/10 ...................................    1,085,000     1,120,262
                                                                     -----------
                                                                      15,571,412
                                                                     -----------
Oil & Gas (3.0%)
Chesapeake Energy Corp.
   8.38%, 11/1/08 ...................................      500,000       540,000
   8.13%, 4/1/11 ....................................   $  505,714   $   546,171
   9.00%, 8/15/12 ...................................      630,000       708,750
   7.50%, 6/15/14(S) ................................      950,000       978,500
   7.75%, 1/15/15 ...................................      765,000       797,513
   6.88%, 1/15/16 ...................................    2,570,000     2,505,750
Encore Acquisition Co.
   6.25%, 4/15/14(S) ................................    2,800,000     2,632,000
Evergreen Resources, Inc.
   5.88%, 3/15/12(S) ................................    1,400,000     1,414,000
Exco Resources, Inc.
   7.25%, 1/15/11 ...................................    3,960,000     4,019,400
Ferrellgas Escrow LLC/
   Ferrellgas Finance Escrow Corp.
   6.75%, 5/1/14(S) .................................    3,135,000     3,025,275
Ferrellgas Partners LP
   8.75%, 6/15/12 ...................................    1,950,000     2,081,625
Frontier Oil Corp.
   11.75%, 11/15/09 .................................      695,000       759,288
GulfTerra Energy Partners LP
   8.50%, 6/1/10 ....................................      722,000       785,175
   8.50%, 6/1/11 ....................................    2,847,000     3,081,877
Hilcorp Energy I LP/
   Hilcorp Finance Co.
   10.50%, 9/1/10(S) ................................    6,795,000     7,355,587
Plains Exploration & Production Co.
   7.13%, 6/15/14(S) ................................    1,625,000     1,653,438
Premcor Refining Group, Inc.
   9.50%, 2/1/13 ....................................    1,045,000     1,204,363
   6.75%, 5/1/14 ....................................      850,000       841,500
   7.50%, 6/15/15 ...................................      780,000       809,250
Pride International, Inc.
   7.38%, 7/15/14(S) ................................    3,325,000     3,358,250
Transmontaigne, Inc.
   9.13%, 6/1/10 ....................................    2,930,000     3,017,900
Valero Energy Corp.
   7.80%, 6/14/10 ...................................    1,000,000       962,500
Vintage Petroleum
   7.88%, 5/15/11 ...................................    3,700,000     3,792,500
   8.25%, 5/1/12 ....................................      950,000     1,007,000
Williams Cos., Inc.
   7.63%, 7/15/19 ...................................    2,295,000     2,208,937
                                                                     -----------
                                                                      50,086,549
                                                                     -----------
   Total Energy .....................................                 65,657,961
                                                                     -----------
Financials (9.9%)
Capital Markets (0.2%)
BCP Caylux Holdings
   Luxembourg SCA
   9.63%, 6/15/14(S) ................................    3,675,000     3,808,219
                                                                     -----------
Commercial Banks (0.9%)
FINOVA Group, Inc.
   7.50%, 11/15/09 ..................................    3,357,921     1,838,462
Mizuho JGB Investment LLC
   9.87%, 12/31/49 (l)(S) ...........................    5,000,000     5,655,965
Mizuho Prefered Capital Co. LLC
   8.79%, 12/31/49 (l)(S) ...........................      990,000     1,084,050
Riggs Capital Trust,
   8.63%, 12/31/26(S) ...............................    1,000,000     1,000,000
   Series A
   8.63%, 12/31/26 ..................................    2,735,000     2,735,000
Riggs Capital Trust II,
   Series C
   8.88%, 3/15/27 ...................................    1,900,000     1,904,750
Western Financial Bank
   9.63%, 5/15/12 ...................................    1,400,000     1,540,000
                                                                     -----------
                                                                      15,758,227
                                                                     -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal       Value
                                                        Amount        (Note 1)
--------------------------------------------------------------------------------
Consumer Finance (0.3%)
Ford Motor Credit Co.
   7.00%, 10/1/13 .................................   $ 3,150,000   $  3,179,818
General Motors Acceptance Corp.
   6.88%, 8/28/12 .................................     1,500,000      1,525,887
   8.00%, 11/1/31 .................................       525,000        537,908
                                                                    ------------
                                                                       5,243,613
                                                                    ------------
Diversified Financial Services (4.1%)
AES Ironwood LLC
   8.86%, 11/30/25 ................................     6,872,017      7,249,978
Bluewater Finance Ltd.
   10.25%, 2/15/12 ................................     4,025,000      4,246,375
Consolidated Communications Illinois
   9.75%, 4/1/12(S) ...............................     1,265,000      1,283,975
Couche-Tard U.S. LP/ Couche-Tard Finance Corp.
   7.50%, 12/15/13 ................................     2,373,000      2,373,000
Eircom Funding
   8.25%, 8/15/13 .................................     1,950,000      2,028,000
   8.25%, 8/15/13 ..............................EUR     3,000,000      3,850,698
Gemstone Investor Ltd.
   7.71%, 10/31/04(S) .............................   $ 1,100,000      1,108,250
H&E Equipment Services LLC
   11.13%, 6/15/12 ................................     3,638,000      3,683,475
Hollinger Participation Trust (PIK)
   12.13%, 11/15/10(S) ............................       656,752        765,116
Huntsman Advanced Materials LLC
   11.00%, 7/15/10(S) .............................     2,555,000      2,880,762
JSG Funding plc
   10.13%, 10/1/12 ................................     1,350,000      1,773,876
KRATON Polymers LLC/Capital Corp.
   8.13%, 1/15/14(S) ..............................     2,000,000      2,020,000
MDP Acquisitions plc
   9.63%, 10/1/12 .................................     7,845,000      8,590,275
Milacron Escrow Corp.
   11.50%, 5/15/11(S) .............................     4,075,000      4,054,625
Sensus Metering Systems, Inc.
   8.63%, 12/15/13(S) .............................     5,410,000      5,193,600
Target Return Index Securities Trust,
   Series HY-04-1
   8.22%, 8/1/15 (l)(S) ...........................     8,000,000      8,300,000
UGS Corp.
   10.00%, 6/1/12(S) ..............................       950,000      1,011,750
Universal City Development Partners
   11.75%, 4/1/10 .................................     7,135,000      8,258,762
                                                                    ------------
                                                                      68,672,517
                                                                    ------------
Insurance (0.9%)
Crum & Forster Holdings Corp.
   10.38%, 6/15/13 ................................     1,445,000      1,575,050
Fairfax Financial Holdings Ltd.
   8.25%, 10/1/15 .................................     3,263,000      3,067,220
   7.38%, 4/15/18 .................................       453,000        394,110
   7.75%, 7/15/37 .................................       508,000        419,100
Markel Capital Trust I, Series B
   8.71%, 1/1/46 ..................................     2,590,000      2,678,070
PXRE Capital Trust I
   8.85%, 2/1/27 ..................................     2,202,000      2,202,000
Royal & Sun Alliance Insurance Group plc
   8.95%, 10/15/29 ................................     4,770,000      5,393,692
                                                                    ------------
                                                                      15,729,242
                                                                    ------------
Investment Companies (1.4%)
DJ TRAC-X NA
   7.38%, 3/25/09(S) ..............................     3,405,000      3,328,387
   8.00%, 3/25/09(S) ..............................   $20,446,000   $ 19,832,620
                                                                    ------------
                                                                      23,161,007
                                                                    ------------
Real Estate (2.1%)
Choctaw Resort Development Enterprise
   9.25%, 4/1/09 ..................................     4,950,000      5,321,250
Felcor Lodging LP (REIT)
   10.00%, 9/15/08 ................................       900,000        949,500
   8.50%, 6/1/11 ..................................       394,000        406,805
Forest City Enterprises, Inc.
   7.63%, 6/1/15 ..................................     1,650,000      1,658,250
HMH Properties (REIT), Series B
   7.88%, 8/1/08 ..................................       585,000        599,625
Host Marriott LP (REIT)
   8.38%, 2/15/06 .................................       400,000        422,000
   9.50%, 1/15/07 .................................     7,470,000      8,160,975
   9.25%, 10/1/07 .................................       860,000        948,150
   7.13%, 11/1/13 .................................     1,225,000      1,200,500
iStar Financial, Inc. (REIT)
   7.00%, 3/15/08 .................................       915,000        970,938
   8.75%, 8/15/08 .................................     1,340,000      1,482,073
   6.00%, 12/15/10 ................................     1,700,000      1,689,372
La Quinta Properties, Inc. (REIT)
   8.88%, 3/15/11 .................................     2,645,000      2,843,375
LNR Property Corp.
   7.63%, 7/15/13 .................................     1,580,000      1,572,100
   7.25%, 10/15/13 ................................     4,655,000      4,538,625
Ventas Realty LP Capital Corp. (REIT)
   8.75%, 5/1/09 ..................................     1,850,000      1,998,000
                                                                    ------------
                                                                      34,761,538
                                                                    ------------
   Total Financials ...............................                  167,134,363
                                                                    ------------
Health Care (5.7%)
Health Care Equipment & Supplies (1.2%)
Fresenius Medical Care,
   Capital Tranche II
   7.88%, 2/1/08 ..................................     1,650,000      1,740,750
   Capital Tranche IV
   7.88%, 6/15/11 .................................     2,870,000      3,042,200
   Capital Tranche V
   7.38%, 6/15/11 .................................     1,000,000      1,301,816
Rotech Healthcare, Inc.
   9.50%, 4/1/12 ..................................     6,000,000      6,405,000
Universal Hospital Services, Inc.
   10.13%, 11/1/11 ................................     3,445,000      3,496,675
VWR International, Inc.
   6.88%, 4/15/12(S) ..............................     3,850,000      3,864,437
                                                                    ------------
                                                                      19,850,878
                                                                    ------------
Health Care Providers & Services (4.5%)
Alderwoods Group, Inc.
   12.25%, 1/2/09 .................................     4,997,363      5,522,086
Alliance Imaging, Inc.
   10.38%, 4/15/11 ................................     2,910,000      3,048,225
Concentra Operating Corp.
   9.13%, 6/1/12(S) ...............................     2,280,000      2,382,600
Extendicare Health Services, Inc.
   9.50%, 7/1/10 ..................................     3,694,000      4,100,340
Genesis HealthCare Corp.
   8.00%, 10/15/13(S) .............................     2,430,000      2,478,600
Hanger Orthopedic Group, Inc.
   10.38%, 2/15/09 ................................     4,210,000      4,304,725
HCA, Inc.
   7.88%, 2/1/11 ..................................     3,575,000      3,920,967
   6.25%, 2/15/13 .................................       500,000        497,008
   6.75%, 7/15/13 .................................     1,175,000      1,203,644
   7.50%, 11/6/33 .................................     3,500,000      3,446,453
HEALTHSOUTH Corp.
   8.50%, 2/1/08 ..................................       630,000        619,763

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Principal       Value
                                                          Amount       (Note 1)
--------------------------------------------------------------------------------
IASIS Healthcare Corp.
   13.00%, 10/15/09 ................................   $ 2,150,000   $ 2,365,000
IASIS Healthcare LLC/IASIS Capital Corp.
   8.75%, 6/15/14(S) ...............................     4,130,000     4,222,925
Pacificare Health Systems, Inc.
   10.75%, 6/1/09 ..................................     2,716,000     3,096,240
Select Medical Corp.
   7.50%, 8/1/13 ...................................     5,645,000     5,560,325
Service Corp. International
   6.50%, 3/15/08 ..................................     2,271,000     2,271,000
   7.70%, 4/15/09 ..................................     1,212,000     1,242,300
   6.75%, 4/1/16(S) ................................     2,185,000     2,021,125
Tenet Healthcare Corp.
   6.38%, 12/1/11 ..................................     1,400,000     1,225,000
   6.50%, 6/1/12 ...................................     1,600,000     1,392,000
   7.38%, 2/1/13 ...................................     9,940,000     8,995,700
   9.88%, 7/1/14(S) ................................     1,200,000     1,221,000
Triad Hospitals, Inc.
   7.00%, 5/15/12 ..................................     1,705,000     1,717,788
   7.00%, 11/15/13 .................................     5,695,000     5,410,250
Vanguard Health Systems
   9.75%, 8/1/11 ...................................     4,245,000     4,595,212
                                                                     -----------
                                                                      76,860,276
                                                                     -----------
   Total Health Care ...............................                  96,711,154
                                                                     -----------
Industrials (9.8%)
Aerospace & Defense (1.0%)
Armor Holdings, Inc.
   8.25%, 8/15/13 ..................................       500,000       535,000
DRS Technologies, Inc.
   6.88%, 11/1/13 ..................................     2,400,000     2,340,000
Dunlop Standard Aerospace Holdings plc
   11.88%, 5/15/09 .................................     1,994,000     2,118,625
   11.88%, 5/15/09(S) ..............................     2,972,000     3,157,750
K & F Industries
   9.63%, 12/15/10 .................................     3,605,000     3,951,981
Sequa Corp.
   8.88%, 4/1/08 ...................................       100,000       105,250
   9.00%, 8/1/09 ...................................     3,998,000     4,247,875
                                                                     -----------
                                                                      16,456,481
                                                                     -----------
Airlines (1.0%)
ATA Airlines, Inc.
   6.99%, 4/15/16(S) ...............................     4,135,201     3,308,161
ATA Holdings Corp.
   13.00%, 2/1/09 (e) ..............................     1,720,000     1,204,000
   12.13%, 6/15/10 (e) .............................     2,769,000     1,772,160
Continental Airlines, Inc.
   7.06%, 3/15/11 ..................................     1,800,000     1,780,739
   6.55%, 2/2/19 ...................................     2,110,482     1,974,844
   9.56%, 9/1/19 ...................................     2,430,000     2,430,000
   Series 01-1
   7.37%, 12/15/15 .................................     1,708,469     1,365,855
Northwest Airlines Corp.
   6.84%, 4/1/11 ...................................     1,000,000       969,075
United Air Lines, Inc.
   7.73%, 7/1/10 (h) ...............................     1,300,000     1,061,637
   7.19%, 4/1/11 (h) ...............................       981,577       816,711
   7.78%, 1/1/14 ...................................       846,318       697,615
                                                                     -----------
                                                                      17,380,797
                                                                     -----------
Building Products (1.1%)
Associated Materials, Inc.
   0.00%, 3/1/14 (e)(S) ............................    10,020,000     6,713,400
Building Materials Corp. of America
   7.75%, 7/15/05 ..................................     1,500,000     1,507,500
Dayton Superior Corp.
   10.75%, 9/15/08 .................................     3,045,000     3,060,225
   13.00%, 6/15/09  ................................   $ 2,210,000   $ 1,922,700
Nortek Holdings, Inc.
   0.00%, 5/15/11 (e)(S) ...........................     6,230,000     4,984,000
                                                                     -----------
                                                                      18,187,825
                                                                     -----------
Commercial Services & Supplies (1.9%)
Allied Waste North America
   6.50%, 11/15/10(S)...............................     1,500,000     1,485,000
   5.75%, 2/15/11(S)................................     1,250,000     1,184,375
   6.38%, 4/15/11(S)................................     3,000,000     2,940,000
   7.88%, 4/15/13 ..................................     2,650,000     2,769,250
   Series B
   8.88%, 4/1/08  ..................................     3,357,000     3,675,915
   8.50%, 12/1/08 ..................................     5,680,000     6,212,500
   9.25%, 9/1/12 ...................................     3,400,000     3,808,000
Concentra Operating Corp.
   9.50%, 8/15/10 ..................................     1,130,000     1,203,450
Corrections Corp. of America
   9.88%, 5/1/09 ...................................     1,335,000     1,481,850
   7.50%, 5/1/11 ...................................       250,000       252,500
Mail-Well I Corp.
   9.63%, 3/15/12 ..................................     2,495,000     2,682,125
United Rentals North America, Inc.
   6.50%, 2/15/12 ..................................     3,791,000     3,582,495
                                                                     -----------
                                                                      31,277,460
                                                                     -----------
Construction & Engineering (0.1%)
North American Energy Partners, Inc.
   8.75%, 12/1/11(S) ...............................     2,265,000     2,242,350
                                                                     -----------
Electrical Equipment (0.8%)
Dresser, Inc.
   9.38%, 4/15/11 ..................................     4,800,000     5,136,000
   Term Loan
   1.54%, 3/1/10 (b)(l) ............................     2,000,000     2,033,000
Mueller Group, Inc.
   10.00%, 5/1/12(S)................................     2,955,000     3,073,200
Trimas Corp.
   9.88%, 6/15/12 ..................................     3,265,000     3,460,900
                                                                     -----------
                                                                      13,703,100
                                                                     -----------
Industrial Conglomerates (0.9%)
Amsted Industries, Inc.
   10.25%, 10/15/11(S) .............................     2,830,000     3,070,550
Reddy Ice Group, Inc.
   8.88%, 8/1/11 ...................................     3,200,000     3,376,000
SCG Holding Corp.
   (Zero Coupon), 8/4/11(S) ........................       950,000     1,353,750
TD Funding Corp.
   8.38%, 7/15/11 ..................................     3,300,000     3,349,500
Tyco International Group S.A
   6.75%, 2/15/11 ..................................     3,240,000     3,520,522
                                                                     -----------
                                                                      14,670,322
                                                                     -----------
Machinery (2.3%)
Case New Holland, Inc.
   9.25%, 8/1/11(S) ................................     5,320,000     5,586,000
FastenTech, Inc.
   11.50%, 5/1/11(S) ...............................     2,875,000     3,184,063
Flowserve Corp.
   12.25%, 8/15/10 .................................     2,050,000     2,321,625
Invensys plc
   9.88%, 3/15/11 (l)(S) ...........................     2,000,000     1,990,000
Term B Loan
   4.06%, 9/5/09 (b)(l) ............................       913,462       924,880
Term C Loan
   0.26%, 12/5/09 (b)(l) ...........................     1,000,000     1,025,000
NMHG Holding Co.
   10.00%, 5/15/09 .................................     1,378,000     1,515,800
Ormat Funding Corp.
   8.25%, 12/30/20(S) ..............................     3,286,381     3,105,630

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal       Value
                                                        Amount        (Note 1)
--------------------------------------------------------------------------------
SPX Corp.
   6.25%, 6/15/11 .................................    $  300,000   $    291,750
   7.50%, 1/1/13 ..................................     7,323,000      7,506,075
Terex Corp.
   10.38%, 4/1/11 .................................     3,000,000      3,345,000
Trinity Industries, Inc.
   6.50%, 3/15/14(S) ..............................     9,290,000      8,500,350
                                                                    ------------
                                                                      39,296,173
                                                                    ------------
Marine (0.2%)
Horizon Lines LLC
   9.00%, 11/1/12(S) ..............................     2,360,000      2,390,975
                                                                    ------------
Road & Rail (0.5%)
Quality Distribution LLC/QD Capital Corp.
   9.00%, 11/15/10(S) .............................     3,305,000      3,139,750
Williams Scotsman, Inc.
   9.88%, 6/1/07 ..................................     6,003,000      5,957,978
                                                                    ------------
                                                                       9,097,728
                                                                    ------------
   Total Industrials ..............................                  164,703,211
                                                                    ------------
Information Technology (1.4%)
Electronic Equipment & Instruments (0.6%)
Celestica, Inc.
   7.88%, 7/1/11 ..................................     6,205,000      6,329,100
Flextronics International Ltd.
   6.50%, 5/15/13 .................................     4,485,000      4,372,875
                                                                    ------------
                                                                      10,701,975
                                                                    ------------
IT Services (0.3%)
Iron Mountain, Inc.
   8.63%, 4/1/13 ..................................       830,000        879,800
   7.75%, 1/15/15 .................................     2,205,000      2,188,463
   6.63%, 1/1/16 ..................................     1,500,000      1,365,000
                                                                    ------------
                                                                       4,433,263
                                                                    ------------
Semiconductors & Semiconductor Equipment (0.5%)
Amkor Technologies, Inc.
   7.75%, 5/15/13 .................................     5,080,000      4,813,300
ON Semiconductor Corp.
   12.00%, 5/15/08 ................................     2,528,000      2,900,880
   12.00%, 3/15/10 ................................       544,000        636,480
                                                                    ------------
                                                                       8,350,660
                                                                    ------------
   Total Information Technology ...................                   23,485,898
                                                                    ------------
Materials (9.3%)
Chemicals (3.4%)
Airgas, Inc.
   6.25%, 7/15/14(S) ..............................     4,225,000      4,045,438
Arco Chemical Co.
   10.25%, 11/1/10 ................................       100,000        101,500
Brenntag AG
   3.82%, 2/28/12 (b) .............................     3,500,000      3,543,750
Equistar Chemicals LP
   10.13%, 9/1/08 .................................     5,135,000      5,622,825
   8.75%, 2/15/09 .................................     2,240,000      2,335,200
   10.63%, 5/1/11 .................................     3,115,000      3,457,650
Hercules, Inc.
   11.13%, 11/15/07 ...............................       674,000        788,580
Huntsman ICI Chemicals
   10.13%, 7/1/09 .................................     5,681,000      5,794,620
Huntsman International Holdings LLC
   (Zero Coupon), 12/31/09 ........................     3,250,000      1,592,500
Huntsman International LLC
   9.88%, 3/1/09 ..................................        65,000         70,200
Huntsman LLC
   11.50%, 7/15/12(S) .............................     4,125,000      4,176,562
ISP ChemCo
   10.25%, 7/1/11 .................................     4,400,000      4,895,000
ISP Holdings, Inc.
   10.63%, 12/15/09 ...............................    $1,200,000   $  1,320,000
Nalco Co.
   7.75%, 11/15/11(S) .............................     3,500,000      3,666,250
   8.88%, 11/15/13(S) .............................     1,650,000      1,728,375
Pliant Corp.
   11.13%, 9/1/09 .................................       515,000        551,050
   13.00%, 6/1/10 .................................     7,497,000      6,709,815
Resolution Performance
   9.50%, 4/15/10 .................................       175,000        180,250
Westlake Chemical Corp.
   8.75%, 7/15/11 .................................     6,080,000      6,596,800
                                                                    ------------
                                                                      57,176,365
                                                                    ------------
Containers & Packaging (3.0%)
Amtrol, Inc.
   10.63%, 12/31/06 ...............................     1,723,000      1,382,708
Anchor Glass Container Corp.
   11.00%, 2/15/13 ................................     2,170,000      2,481,937
Berry Plastics Corp.
   10.75%, 7/15/12 ................................     1,630,000      1,809,300
Crown European Holdings S.A.
   9.50%, 3/1/11 ..................................     7,795,000      8,496,550
   10.88%, 3/1/13 .................................     1,200,000      1,368,000
Graphic Packaging International Corp.
   9.50%, 8/15/13 .................................     4,890,000      5,305,650
Greif Brothers Corp.
   8.88%, 8/1/12 ..................................     1,905,000      2,050,256
Jefferson Smurfit Corp.
   8.25%, 10/1/12 .................................       130,000        135,200
Kappa Beheer BV
   10.63%, 7/15/09 ................................     2,150,000      2,246,750
Owens-Brockway Glass Containers
   8.88%, 2/15/09 .................................     5,725,000      6,183,000
   7.75%, 5/15/11 .................................       660,000        686,400
   8.75%, 11/15/12 ................................     3,700,000      4,014,500
   8.25%, 5/15/13 .................................     1,550,000      1,600,375
Russell-Stanley Holdings, Inc. (PIK)
   9.00%, 11/30/08(S)+(b) .........................     1,671,390        167,139
Solo Cup Co.
   8.50%, 2/15/14(S) ..............................     4,515,000      4,198,950
Stone Container Corp.
   11.50%, 8/15/06(S) .............................     1,900,000      1,916,625
   9.25%, 2/1/08 ..................................     1,440,000      1,573,200
   9.75%, 2/1/11 ..................................     3,273,000      3,600,300
   8.38%, 7/1/12 ..................................     1,000,000      1,045,000
                                                                    ------------
                                                                      50,261,840
                                                                    ------------
Metals & Mining (1.6%)
AK Steel Corp.
   7.88%, 2/15/09 .................................     3,075,000      2,875,125
Compass Minerals Group, Inc.
   10.00%, 8/15/11 ................................     1,270,000      1,409,700
Freeport-McMoRan Copper & Gold, Inc.
   10.13%, 2/1/10 .................................     1,170,000      1,292,850
International Steel Group, Inc.
   6.50%, 4/15/14(S) ..............................     4,411,000      4,135,313
Ispat Inland ULC
   9.75%, 4/1/14(S) ...............................     3,255,000      3,352,650
Peabody Energy Corp.
   6.88%, 3/15/13 .................................     5,600,000      5,670,000
   5.88%, 4/15/16 .................................     6,150,000      5,596,500
Russel Metals, Inc.
   6.38%, 3/1/14  .................................     2,830,000      2,653,125
                                                                    ------------
                                                                      26,985,263
                                                                    ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal        Value
                                                         Amount       (Note 1)
--------------------------------------------------------------------------------
Paper & Forest Products (1.3%)
Abitibi-Consolidated Finance LP
   7.88%, 8/1/09 ..................................   $    50,000   $     51,979
Abitibi-Consolidated, Inc.
   6.95%, 12/15/06 ................................     1,250,000      1,281,089
   6.95%, 4/1/08 ..................................       900,000        911,695
   5.25%, 6/20/08 .................................       825,000        782,960
   8.55%, 8/1/10 ..................................     2,000,000      2,108,864
   8.85%, 8/1/30 ..................................     2,700,000      2,630,961
Crown Paper Co.
   11.00%, 9/1/05+(b) .............................     5,735,000             --
Doman Industries, Ltd.
   12.00%, 7/1/04+ ................................       780,000        780,000
Georgia-Pacific Corp.
   9.38%, 2/1/13 ..................................     4,175,000      4,780,375
   7.70%, 6/15/15 .................................     1,900,000      2,009,250
   8.13%, 6/15/23 .................................     1,000,000      1,027,500
   8.00%, 1/15/24(S)...............................     2,280,000      2,280,000
   8.88%, 5/15/31 .................................     1,725,000      1,841,437
Norske Skog Canada Ltd.
   8.63%, 6/15/11 .................................     2,255,000      2,390,300
                                                                    ------------
                                                                      22,876,410
                                                                    ------------
   Total Materials ................................                  157,299,878
                                                                    ------------
Telecommunication Services (10.4%)
Diversified Telecommunication Services (5.3%)
Cincinnati Bell, Inc.
   7.25%, 7/15/13 .................................     3,760,000      3,515,600
   8.38%, 1/15/14 .................................     2,350,000      2,091,500
Fairpoint Communications, Inc.
   11.88%, 3/1/10 .................................       650,000        742,625
   12.50%, 5/1/10 .................................       545,000        580,425
Insight Midwest LP/ Insight Capital, Inc.
   9.75%, 10/1/09 .................................     5,490,000      5,791,950
   10.50%, 11/1/10 ................................     3,625,000      3,951,250
   10.50%, 11/1/10(S)..............................       480,000        523,200
MCI, Inc.
   5.91%, 5/1/07 ..................................     2,601,000      2,522,970
   6.69%, 5/1/09 ..................................     4,581,000      4,237,425
   7.74%, 5/1/14 ..................................     1,515,000      1,355,925
MobiFon Holdings BV
   12.50%, 7/31/10 ................................     7,895,000      9,000,300
Northwestern Bell Telephone
   6.25%, 1/1/07 ..................................       750,000        742,500
Qwest Capital Funding, Inc.
   7.25%, 2/15/11 .................................     4,032,000      3,447,360
Qwest Communications International, Inc.
   4.75%, 2/15/09 (l)(S)...........................     3,000,000      2,805,000
   7.25%, 2/15/11(S)...............................     7,900,000      7,366,750
   7.50%, 2/15/14(S)...............................     4,455,000      4,020,638
Qwest Corp.
   7.20%, 11/1/04 .................................       900,000        906,750
   9.13%, 3/15/12(S)...............................     8,490,000      9,169,200
Qwest Services Corp.
   14.00%, 12/15/10(S).............................    11,677,000     13,574,512
Time Warner Telecom Holdings, Inc.
   9.25%, 2/15/14(S)...............................     1,200,000      1,152,000
Time Warner Telecom, Inc.
   10.13%, 2/1/11 .................................    11,133,000     10,131,030
Time Warner Telecomunications LLC
   9.75%, 7/15/08 .................................     1,500,000      1,402,500
                                                                    ------------
                                                                      89,031,410
                                                                    ------------
Wireless Telecommunication Services (5.1%)
ACC Escrow Corp.
   10.00%, 8/1/11 .................................     8,490,000      7,322,625
American Tower Escrow Corp.
   (Zero Coupon), 8/1/08 ..........................   $ 7,575,000   $  5,529,750
Centennial, Term B Loan
   3.85%, 1/20/11 (b)  ............................       202,083        203,093
   3.91%, 2/9/11 (b)(l)  ..........................       937,500        942,188
Crown Castle International Corp.
   9.38%, 8/1/11  .................................       650,000        715,000
   10.75%, 8/1/11  ................................     1,800,000      2,016,000
Dobson Communications Corp.
   8.88%, 10/1/13  ................................     5,945,000      4,518,200
Mobile Telesystems Finance S.A.
   8.38%, 10/14/10(S)..............................     3,405,000      3,209,213
Nextel Communications, Inc.
   9.38%, 11/15/09  ...............................     3,190,000      3,409,312
   9.50%, 2/1/11  .................................       555,714        622,400
   6.88%, 10/31/13  ...............................    10,015,000      9,927,369
   5.95%, 3/15/14  ................................       275,000        253,000
   7.38%, 8/1/15  .................................    10,015,000     10,115,150
Nextel Partners, Inc.
   8.13%, 7/1/11  .................................     2,020,000      2,060,400
PTC International Finance II S.A.
   11.25%, 12/1/09  ...............................     5,718,000      6,204,030
Rural Cellular Corp.
   9.75%, 1/15/10  ................................     8,361,000      7,587,607
   9.88%, 2/1/10  .................................     1,990,000      1,975,075
   8.25%, 3/15/12(S)...............................     4,510,000      4,611,475
Triton PCS, Inc.
   9.38%, 2/1/11  .................................     1,685,000      1,440,675
   8.75%, 11/15/11  ...............................     2,863,000      2,361,975
   8.50%, 6/1/13  .................................     4,735,000      4,474,575
Western Wireless Corp.
   9.25%, 7/15/13  ................................     7,140,000      7,354,200
                                                                    ------------
                                                                      86,853,312
                                                                    ------------
   Total Telecommunication Services ...............                  175,884,722
                                                                    ------------
Utilities (11.6%)
Electric Utilities (3.5%)
Allegheny Energy, Inc.
   7.75%, 8/1/05  .................................     3,385,000      3,503,475
   Term C Loan
   5.17%, 6/8/11 (b)(l)  ..........................     4,000,000      4,071,428
CenterPoint Energy, Inc.
   7.25%, 9/1/10  .................................     3,225,000      3,429,846
   6.85%, 6/1/15  .................................     3,460,000      3,516,249
CMS Energy Corp.
   7.63%, 11/15/04  ...............................     1,700,000      1,725,500
   7.00%, 1/15/05  ................................     2,575,000      2,587,875
   9.88%, 10/15/07  ...............................       300,000        323,250
   8.90%, 7/15/08  ................................     1,800,000      1,885,500
   7.50%, 1/15/09  ................................     3,700,000      3,681,500
   7.75%, 8/1/10(S) ...............................     2,300,000      2,288,500
   Senior Notes
   8.50%, 4/15/11  ................................       700,000        714,000
DPL, Inc.
   6.88%, 9/1/11  .................................     2,800,000      2,821,000
Edison International
   6.88%, 9/15/04  ................................     3,300,000      3,324,750
Midwest Generation LLC
   8.75%, 5/1/34(S)................................     3,700,000      3,737,000
   Series A
   8.30%, 7/2/09  .................................     3,800,000      3,838,000
   Series B
   8.56%, 1/2/16  .................................     5,600,000      5,516,000
   Term B Loan
   0.00%, 7/7/04 (b)(l)  ..........................       750,000        757,500
   4.57%, 10/27/04  ...............................       750,000        757,500

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal        Value
                                                         Amount       (Note 1)
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/
   MSW Energy Finance Co. II, Inc.
   7.38%, 9/1/10(S)................................   $ 2,365,000   $  2,353,175
PG&E Corp.
   6.88%, 7/15/08(S)...............................     2,925,000      3,056,625
Teco Energy, Inc.
   7.50%, 6/15/10 .................................     4,635,000      4,681,350
Tucson Electric Power Co.,
   Term B Loan
   1.49%, 3/25/09 (b)(l) ..........................     1,000,000      1,006,667
                                                                    ------------
                                                                      59,576,690
                                                                    ------------
Gas Utilities (0.3%)
SEMCO Energy, Inc.
   7.13%, 5/15/08 .................................       320,000        328,000
   7.75%, 5/15/13 .................................       935,000        963,050
Suburban Propane Partners LP
   6.88%, 12/15/13 ................................     2,875,000      2,779,786
                                                                    ------------
                                                                       4,070,836
                                                                    ------------
Multi-Utilities & Unregulated Power (7.8%)
AES Corp.
   10.00%, 7/15/05(S)..............................     3,088,143      3,157,626
   8.88%, 2/15/11 .................................     2,900,000      3,008,750
   8.75%, 5/15/13(S)...............................     7,740,000      8,291,475
   9.00%, 5/15/15(S)...............................       935,000      1,001,619
Calpine Corp.
   8.50%, 7/15/10(S)...............................     9,735,000      8,055,712
Coastal Corp.
   7.75%, 6/15/10 .................................       450,000        406,125
Colorado Interstate Gas Co.
   6.85%, 6/15/37 .................................     1,000,000      1,025,000
Dynegy Holdings, Inc.
   9.88%, 7/15/10(S)...............................       750,000        806,250
   10.13%, 7/15/13(S)..............................     4,350,000      4,708,875
Dynegy-Roseton Danskamme
   7.27%, 11/8/10 .................................     1,550,000      1,480,250
   7.67%, 11/8/16 .................................     2,750,000      2,392,500
El Paso CGP Co.
   7.63%, 9/1/08 ..................................     3,500,000      3,237,500
   6.38%, 2/1/09 ..................................       300,000        261,750
El Paso Corp.
   6.75%, 5/15/09 .................................     1,200,000      1,086,000
   7.88%, 6/15/12 .................................     3,900,000      3,500,250
   7.38%, 12/15/12 ................................     4,700,000      4,077,250
El Paso Natural Gas Co.
   7.63%, 8/1/10 ..................................     5,175,000      5,304,375
El Paso Production Holding Co.
   7.75%, 6/1/13 ..................................     5,150,000      4,725,125
Ipalco Enterprises, Inc.
   7.38%, 11/14/08 ................................     1,700,000      1,844,500
   7.63%, 11/14/11 ................................     2,050,000      2,224,250
Northwest Pipeline Corp.
   8.13%, 3/1/10 ..................................     1,505,000      1,621,638
NRG Energy, Inc.
   8.00%, 12/15/13(S)..............................    12,995,000     13,124,950
PSEG Energy Holdings, Inc.
   7.75%, 4/16/07 .................................     1,925,000      2,016,437
   8.63%, 2/15/08 .................................     3,750,000      4,031,250
   8.50%, 6/15/11 .................................     4,480,000      4,793,600
Reliant Energy Mid-Atlantic
   Power Holdings LLC
   9.24%, 7/2/17 ..................................     3,153,976      3,387,749
Reliant Energy, Inc.
   9.25%, 7/15/10 .................................     1,100,000      1,174,250
Reliant Resources, Inc.
   9.50%, 7/15/13 .................................       800,000        862,000
Sierra Pacific Power Co.
   6.25%, 4/15/12(S)...............................     2,950,000      2,773,000
Sonat, Inc.
   7.63%, 7/15/11  ................................   $ 3,000,000   $  2,677,500
South Point Energy Center LLC/
   Broad River Energy
   8.40%, 5/30/12(S)...............................     3,579,889      3,096,604
Southern Natural Gas Co.
   8.88%, 3/15/10  ................................     1,030,000      1,125,275
   7.35%, 2/15/31  ................................     2,100,000      1,879,500
   8.00%, 3/1/32  .................................     3,275,000      3,078,500
Williams Cos., Inc.
   8.63%, 6/1/10  .................................    15,655,000     17,220,499
   8.13%, 3/15/12  ................................       750,000        800,625
   7.88%, 9/1/21  .................................     4,550,000      4,379,375
   8.75%, 3/15/32  ................................     3,200,000      3,200,000
                                                                    ------------
                                                                     131,837,934
                                                                    ------------
   Total Utilities ................................                  195,485,460
                                                                    ------------
Government Securities (3.5%)
Foreign Governments (3.5%)
Federative Republic of Brazil
   2.06%, 4/15/06 (l) .............................     5,392,000      5,311,120
   10.00%, 8/7/11  ................................       400,000        388,000
   11.00%, 1/11/12  ...............................       400,000        402,400
   8.00%, 4/15/14  ................................    11,721,836     10,696,175
   11.00%, 8/17/40  ...............................     8,200,000      7,558,350
Republic of Guatemala
   9.25%, 8/1/13  .................................       525,000        567,000
Republic of Panama
   9.63%, 2/8/11  .................................     1,000,000      1,112,400
   9.38%, 7/23/12  ................................     3,105,000      3,420,459
   10.75%, 5/15/20  ...............................       205,000        232,296
   8.88%, 9/30/27  ................................     2,600,000      2,533,310
   9.38%, 4/1/29  .................................       150,000        164,940
Republic of Peru
   9.13%, 1/15/08  ................................       525,000        569,625
   9.13%, 2/21/12  ................................     6,850,000      7,021,250
   9.88%, 2/6/15  .................................       235,000        245,575
   4.50%, 3/7/17 (e) (l) ..........................     1,500,000      1,207,500
   5.00%, 3/7/17 (l) ..............................       386,750        334,539
Russian Federation
   5.00%, 3/31/30 (e)  ............................    12,805,000     11,690,965
   5.00%, 3/31/30 (e)(S) ..........................     1,950,000      1,780,594
Turkey Government International Bond
   11.00%, 1/14/13  ...............................       275,000        299,750
Ukraine Government
   11.00%, 3/15/07  ...............................     1,500,827      1,620,893
   6.88%, 3/4/11(S) ...............................     1,200,000      1,131,000
   7.65%, 6/11/13  ................................       625,000        596,094
                                                                    ------------
   Total Government Securities ....................                   58,884,235
                                                                    ------------
Asset-Backed Securities (0.6%)
Asset Backed Securities (0.4%)
Invensys plc,
   Term B Loan Senior Credit
   0.00%, 8/5/09 (b)(l)  ..........................        86,538         87,511
Qwest Corp.,
   Term B Loan
   6.95%, 6/30/10 (b)..............................     7,000,000      6,858,250
                                                                    ------------
                                                                       6,945,761
                                                                    ------------
Non-Agency (0.2%)
Centennial,
   Term B Loan
   3.91%, 1/20/11 (b)..............................     1,354,167      1,360,938

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Principal       Value
                                                       Amount        (Note 1)
--------------------------------------------------------------------------------
Warner Music Group, Term B Loan
   0.89%, 2/27/11 (b)(l) .........................   $2,500,000   $    2,534,895
                                                                  --------------
                                                                       3,895,833
                                                                  --------------
   Total Asset-Backed Securities .................                    10,841,594
                                                                  --------------
Total Long-Term Debt Securities (93.8%)
   (Cost $1,576,173,999) .........................                 1,581,655,662
                                                                  --------------

                                                      Number of
                                                       Shares
                                                     ----------
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp.* .......................................        1,867              233
                                                                  --------------
Materials (0.0%)
Containers & Packaging (0.0%)
Russell-Stanley
   Holdings, Inc.*+(b) ...........................      200,000               --
                                                                  --------------
Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Versatel Telecom
   International N.V.* ...........................       92,251          179,580
                                                                  --------------
Total Common Stocks (0.0%)
   (Cost $--) ....................................                       179,813
                                                                  --------------
PREFERRED STOCKS:
Consumer Discretionary (0.2%)
Media (0.2%)
Paxson Communications
   Corp. (PIK), 14.25% ...........................          314        2,751,425
                                                                  --------------
Financials (0.5%)
Real Estate (0.5%)
Sovereign Real Estate Investment
   Corp. (REIT), 12.00%(S) .......................        6,005        8,767,300
                                                                  --------------
Total Preferred Stocks (0.7%)
   (Cost $10,470,127) ............................                    11,518,725
                                                                  --------------

                                                     Number of
                                                     Warrants
                                                    -----------
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Pliant Corp.,
   expiring 6/1/10*(b)(S) .......................           200                2
                                                                  --------------

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Versatel Telecom,
   expiring 10/10/04* ...........................        92,251            8,979
                                                                  --------------
Total Warrants (0.0%)
   (Cost $--)....................................                          8,981
                                                                  --------------

                                                     Principal
                                                      Amount
                                                    ----------
CONVERTIBLE BONDS:
Consumer Discretionary (0.3%)
Automobiles (0.2%)
Fiat Finance Luxembourg S.A.
   3.25%, 1/9/07(S) .............................   $ 4,150,000        4,160,375
                                                                  --------------
Media (0.1%)
Rogers Communications, Inc.
   2.00%, 11/26/05...............................     1,100,000        1,038,125
                                                                  --------------
Total Convertible Bonds (0.3%)
   (Cost $4,997,578).............................                      5,198,500
                                                                  --------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (1.4%)
Bank of Ireland
   1.38%, 9/1/04 (m) ............................   $ 4,000,000   $    3,990,360
CDC Commercial Paper Corp.
   1.45%, 9/22/04 (m) ...........................     2,000,000        1,993,260
Danske Corp.
   1.41%, 9/14/04  ..............................       600,000          598,218
General Electric Capital Corp.
   1.36%, 9/3/04  ...............................     4,900,000        4,887,995
HBOS Treasury Services plc
   1.25%, 8/6/04  ...............................     2,700,000        2,696,544
UBS Finance (Del) LLC
   1.38%, 9/7/04  ...............................     1,100,000        1,097,096
   1.39%, 9/10/04  ..............................     8,100,000        8,077,482
                                                                  --------------
                                                                      23,340,955
                                                                  --------------
Government Securities (2.3%)
Federal Home Loan Bank
   (Discount Note), 7/1/04  .....................    20,200,000       20,200,000
Federal Home Loan Mortgage Corp.
   (Discount Note), 9/21/04  ....................       600,000          598,169
   (Discount Note), 9/30/04  ....................     6,500,000        6,477,984
Federal National Mortgage Association
   (Discount Note), 9/8/04  .....................     7,800,000        7,779,970
U.S. Treasury Bills
   7/15/04 ......................................     3,600,000        3,598,358
                                                                  --------------
                                                                      38,654,481
                                                                  --------------
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04  ...............................       212,980          212,980
                                                                  --------------
Total Short-Term Debt Securities (3.7%)
   (Amortized Cost $62,208,416) .................                     62,208,416
                                                                  --------------
Total Investments (98.5%)
   (Cost/Amortized Cost $1,653,850,120) .........                  1,660,770,097
Other Assets Less Liabilities (1.5%) ............                     24,324,748
                                                                  --------------
Net Assets (100%) ...............................                 $1,685,094,845
                                                                  ==============

----------
*    Non-income producing.

+    Securities (totaling $947,139 or 0.06% of net assets) valued at fair value.

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $402,779,008 or 23.90% of net assets.

(b)  Illiquid security.

(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity date.

(h)  Security in default.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

(m) Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

   Glossary:
   EUR -- European Currency Unit
   PIK -- Payment-in-Kind Security
   REIT -- Real Estate Investment Trust

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2004 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                        Local
                                       Contract     Cost on        U.S. $
                                        Amount    Origination     Current      Unrealized
                                        (000's)       Date         Value      Appreciation
                                       --------   -----------   -----------   ------------
Foreign Currency Buy Contracts
European Union, expiring 07/20/04...       988    $ 1,194,612   $ 1,201,635     $  7,023
                                                                                ========
Foreign Currency Sell Contracts
European Union, expiring 07/20/04...    12,876    $15,843,570   $15,660,177     $183,393
                                                                                ========

Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ...............   $  987,469,006
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...............      796,219,266

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $   51,825,713
Aggregate gross unrealized depreciation ......................      (44,905,736)
                                                                 --------------
Net unrealized appreciation ..................................   $    6,919,977
                                                                 ==============
Federal income tax cost of investments .......................   $1,653,850,120
                                                                 ==============

The Portfolio has a net capital loss carryforward of $353,256,736, of which $78,474,177 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, and $91,978,211 expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Australia (2.9%)
Australia & New Zealand Banking Group Ltd. ...........      23,800   $   303,066
BlueScope Steel Ltd. .................................     182,070       854,834
James Hardie Industries Ltd. .........................      53,366       223,049
National Australia Bank Ltd. .........................      31,788       660,763
News Corp., Ltd. .....................................      85,128       751,926
News Corp., Ltd. (ADR) ...............................     111,517     3,949,932
News Corp., Ltd. (Preferred ADR) .....................      33,700     1,108,056
Orica Ltd. ...........................................      23,700       249,292
Qantas Airways Ltd. ..................................     210,300       515,662
Westpac Banking Corp. ................................      69,612       853,454
WMC Resources Ltd. ...................................      76,700       262,872
                                                                     -----------
                                                                       9,732,906
                                                                     -----------
Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG .......      14,413     2,263,843
OMV AG ...............................................       4,400       856,575
                                                                     -----------
                                                                       3,120,418
                                                                     -----------
Belgium (1.0%)
Agfa Gevaert N.V. ....................................      24,700       612,745
Delhaize Group^ ......................................      22,500     1,151,103
Dexia ................................................      43,100       713,152
KBC Bankverzekeringsholding ..........................      15,700       903,305
                                                                     -----------
                                                                       3,380,305
                                                                     -----------
Bermuda (0.9%)
Tyco International Ltd. ..............................      86,119     2,853,984
                                                                     -----------
Brazil (0.5%)
Natura Cosmeticos S.A.* ..............................      28,034       450,698
Natura Cosmeticos S.A.*(S)............................       7,000       112,538
Uniao de Bancos Brasileiros S.A. (GDR) ...............      58,511     1,156,763
                                                                     -----------
                                                                       1,719,999
                                                                     -----------
Canada (2.2%)
Alcan, Inc. ..........................................       1,800        74,108
Bank of Nova Scotia^ .................................      65,400     1,747,252
BCE, Inc. ............................................      32,500       647,212
Canadian National Railway Co. ........................      11,300       486,808
Canadian Pacific Railway Ltd. ........................      12,000       293,120
Manulife Financial Corp. .............................      36,700     1,479,497
Nexen, Inc. ..........................................      21,300       826,105
Royal Bank of Canada^ ................................       9,909       437,008
Shoppers Drug Mart Corp.* ............................      53,197     1,325,213
TELUS Corp. ..........................................       9,700       157,790
                                                                     -----------
                                                                       7,474,113
                                                                     -----------
China (0.4%)
China Telecom Corp., Ltd. (ADR) ......................      38,965     1,375,075
                                                                     -----------
Denmark (0.3%)
Danske Bank A/S ......................................      41,500       983,283
                                                                     -----------
Finland (0.7%)
Nokia OYJ ............................................     153,656     2,217,175
                                                                     -----------
France (7.5%)
Assurances Generales de France .......................      35,500     2,156,531
Aventis S.A.^ ........................................      26,185     1,976,788
BNP Paribas S.A.^ ....................................      39,497     2,429,131
Credit Agricole S.A.^ ................................      25,014       608,666
France Telecom S.A. ..................................      75,084     1,956,737
JC Decaux S.A.*^ .....................................      62,262     1,332,461
Lafarge S.A.^ ........................................      11,059       986,247
Lafarge S.A.^(S) .....................................         692        61,713
Renault S.A. .........................................      58,242     4,435,844
Societe Generale .....................................      16,400   $ 1,393,721
Total S.A.^ ..........................................      40,730     7,765,138
                                                                     -----------
                                                                      25,102,977
                                                                     -----------
Germany (5.5%)
AMB Generali Holding AG ..............................       3,200       237,218
Bayer AG .............................................      29,205       842,115
Bayerische Motoren Werke (BMW) AG ....................      64,945     2,872,208
Continental AG .......................................      39,700     1,915,135
Deutsche Bank AG (Registered)^ .......................      14,121     1,110,707
E.On AG ..............................................      53,697     3,867,563
Epcos AG* ............................................      30,200       630,140
Fraport AG^ ..........................................       9,510       265,886
Fresenius Medical Care AG^ ...........................       6,700       496,430
HeidelbergCement AG ..................................      25,108     1,241,762
MAN AG^ ..............................................      29,500     1,080,324
Merck KGaA ...........................................       6,300       380,945
SAP AG ...............................................      17,122     2,853,913
Siemens AG ...........................................       4,100       295,056
Volkswagen AG ........................................      11,700       493,948
                                                                     -----------
                                                                      18,583,350
                                                                     -----------
Hong Kong (3.3%)
ASM Pacific Technology^ ..............................     306,500     1,149,405
Cathay Pacific Airways Ltd.^ .........................     465,000       876,369
Cheung Kong (Holdings) Ltd. ..........................      87,000       641,363
CNOOC Ltd. (ADR) .....................................      37,453     1,601,116
Esprit Holdings Ltd. .................................     297,500     1,331,156
Esprit Holdings Ltd.(S) ..............................      66,500       297,552
Hang Seng Bank Ltd. ..................................      55,463       711,082
Johnson Electric Holdings Ltd. .......................     255,500       260,420
Li & Fung Ltd. .......................................     238,000       347,855
Shangri-La Asia Ltd.^ ................................   1,172,973     1,142,926
Shangri-La Asia Ltd.^(S) .............................     356,000       346,881
Sun Hung Kai Properties Ltd. .........................     208,000     1,706,710
Swire Pacific Ltd., Class A ..........................      88,000       569,758
                                                                     -----------
                                                                      10,982,593
                                                                     -----------
Hungary (0.3%)
OTP Bank Rt. (ADR)(S) ................................      27,564     1,125,992
                                                                     -----------
India (0.3%)
ICICI Bank Ltd. (ADR) ................................      84,699     1,024,858
                                                                     -----------
Ireland (0.6%)
CRH plc ..............................................      47,513     1,003,524
Depfa Bank plc .......................................      81,300     1,177,073
                                                                     -----------
                                                                       2,180,597
                                                                     -----------
Italy (2.5%)
Banca Intesa S.p.A ...................................     263,939     1,030,800
Ente Nazionale Idrocarburi S.p.A.^ ...................     200,772     3,986,475
Telecom Italia S.p.A .................................     646,553     2,009,836
Telecom Italia S.p.A. (RNC)^ .........................     177,400       391,738
UniCredito Italiano S.p.A ............................     195,900       967,667
                                                                     -----------
                                                                       8,386,516
                                                                     -----------
Japan (20.2%)
Acom Co., Ltd. .......................................       5,850       380,117
Aiful Corp. ..........................................       6,850       715,039
C&S Co., Ltd.^ .......................................       8,000       211,520
Canon, Inc. ..........................................     134,900     7,108,784
Daito Trust Construction Co., Ltd. ...................      11,000       423,406
Daiwa House Industry Co., Ltd. .......................      55,000       638,134
Fanuc Ltd. ...........................................      12,000       715,942
Hitachi Ltd. .........................................     167,000     1,149,402
Honda Motor Co., Ltd. ................................      87,000     4,193,924
Hoya Corp. ...........................................      12,800     1,339,651
Ito-Yokado Co., Ltd. .................................      40,000     1,711,955

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Itochu Corp.* ........................................     155,000   $   696,055
Japan Tobacco, Inc. ..................................         163     1,266,774
Japan Tobacco, Inc.(S) ...............................          31       240,920
JFE Holdings, Inc.^ ..................................      50,900     1,247,835
KDDI Corp. ...........................................         388     2,218,870
Keyence Corp. ........................................       6,500     1,482,702
Kobe Steel Ltd.^ .....................................     552,000       824,598
Millea Holdings, Inc. ................................          51       757,183
Mitsubishi Tokyo Financial Group, Inc. ...............         412     3,813,591
Mitsui Chemicals, Inc. ...............................      61,000       305,238
Mitsui Sumitomo Insurance Co., Ltd. ..................      71,000       666,957
Nippon Meat Packers, Inc. ............................      47,000       578,912
Nippon Mining Holdings, Inc. .........................     174,000       859,515
Nippon Telegraph & Telephone Corp. ...................         440     2,350,914
Nissan Motor Co., Ltd. ...............................     500,800     5,567,249
NTT DoCoMo, Inc. .....................................         366       654,081
Oji Paper Co., Ltd.^ .................................      41,000       263,025
Promise Co., Ltd. ....................................      16,500     1,100,857
Ricoh Co., Ltd. ......................................      29,000       616,597
Rohm Co., Ltd. .......................................       6,000       718,141
Sammy Corp.^  ........................................      23,100     1,102,974
Shin-Etsu Chemical Co., Ltd. .........................      26,700       954,314
Shionogi & Co., Ltd. .................................      39,000       670,522
Sony Corp.^ ..........................................      73,000     2,749,668
Sumitomo Corp. .......................................      65,000       471,796
Sumitomo Heavy Industries Ltd.* ......................     142,000       445,072
Sumitomo Metal Industries Ltd. .......................     546,000       645,502
Sumitomo Mitsui Financial Group, Inc.^ ...............         388     2,659,799
Takeda Pharmaceutical Co., Ltd. ......................      27,900     1,224,772
Tanabe Seiyaku Co., Ltd. .............................      10,000        89,447
THK Co., Ltd.^ .......................................      87,700     1,659,721
Tokyo Electric Power Co., Inc. .......................      45,600     1,034,322
Toyota Motor Corp. ...................................      43,000     1,741,832
UFJ Holdings, Inc.*^ .................................         371     1,638,840
Uny Co., Ltd. ........................................      44,000       563,332
Yamada Denki Co., Ltd.^ ..............................      49,700     1,853,815
Yamaha Corp. .........................................     116,100     1,904,587
Yamato Transport Co., Ltd. ...........................      94,000     1,534,290
                                                                     -----------
                                                                      67,762,493
                                                                     -----------
Luxembourg (0.8%)
Arcelor^ .............................................     150,200     2,521,824
                                                                     -----------
Mexico (0.3%)
Grupo Televisa S.A. (ADR) ............................      24,755     1,120,659
                                                                     -----------
Netherlands (3.9%)
ABN Amro Holdings N.V. ...............................     132,367     2,895,577
DSM N.V. .............................................      10,900       534,836
Heineken N.V. ........................................      11,369       373,605
ING Groep N.V. (CVA) .................................     118,830     2,804,746
Koninklijke (Royal) Philips Electronics N.V. .........     126,442     3,404,383
Koninklijke Ahold N.V.* ..............................      17,073       133,979
Reed Elsevier N.V. ...................................      63,433       890,608
Royal Dutch Petroleum Co. ............................       7,300       374,624
TPG N.V. .............................................      24,829       567,310
Unilever N.V. (CVA) ..................................       6,400       436,826
VNU N.V. .............................................      13,927       404,460
VNU N.V.(S) ..........................................         225         6,534
Wolters Kluwer N.V., Class C (CVA) ...................       5,623       102,071
                                                                     -----------
                                                                      12,929,559
                                                                     -----------
Norway (0.4%)
Golar LNG Ltd.* ......................................      76,400   $ 1,179,370
Yara International ASA ...............................      32,400       261,761
                                                                     -----------
                                                                       1,441,131
                                                                     -----------
Russia (0.3%)
Mobile Telesystems (ADR) .............................       9,196     1,121,912
                                                                     -----------
Singapore (0.9%)
Flextronics International Ltd.* ......................      50,300       802,285
Singapore Telecommunications Ltd. ....................   1,249,000     1,631,542
United Overseas Bank Ltd. ............................      79,000       614,590
                                                                     -----------
                                                                       3,048,417
                                                                     -----------
South Korea (2.9%)
Hyundai Motor Co., Ltd. ..............................      11,500       442,384
Kookmin Bank* ........................................      31,590       981,464
Korea Electric Power Corp. ...........................      30,280       487,415
KT Corp. .............................................      12,650       423,126
POSCO ................................................       5,925       764,020
Samsung Electronics Co., Ltd. ........................      16,079     6,637,546
                                                                     -----------
                                                                       9,735,955
                                                                     -----------
Spain (3.4%)
Altadis S.A.^ ........................................      17,700       546,981
Banco Santander Central Hispano S.A.^ ................     187,261     1,943,399
Endesa S.A.^ .........................................      48,200       928,898
Repsol YPF S.A.^ .....................................      69,600     1,524,219
Sogecable S.A.*^ .....................................     101,068     4,076,270
Telefonica S.A. ......................................     159,379     2,355,988
                                                                     -----------
                                                                      11,375,755
                                                                     -----------
Sweden (0.6%)
Nordea Bank AB .......................................      97,500       702,165
Svenska Cellulosa AB, Class B ........................      37,900     1,438,932
                                                                     -----------
                                                                       2,141,097
                                                                     -----------
Switzerland (10.2%)
Baloise Holding Ltd. .................................      19,200       833,983
Converium Holding AG .................................       3,500       182,070
Credit Suisse Group* .................................      50,400     1,790,801
Givaudan S.A.^ .......................................         505       292,339
Nestle S.A. (Registered) .............................      18,508     4,935,861
Novartis AG (Registered) .............................      63,062     2,781,999
Roche Holding AG .....................................      74,822     7,408,120
Swiss Reinsurance ....................................      28,817     1,871,816
Syngenta AG* .........................................      27,702     2,322,509
Synthes, Inc. ........................................      18,468     2,105,004
UBS AG^ ..............................................     114,907     8,096,889
Xstrata plc ..........................................     115,680     1,546,120
                                                                     -----------
                                                                      34,167,511
                                                                     -----------
Taiwan (0.4%)
AU Optronics Corp. (ADR) .............................      59,150       966,511
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) ...      68,509       569,310
                                                                     -----------
                                                                       1,535,821
                                                                     -----------
United Kingdom (19.1%)
Abbey National plc ...................................      48,100       447,705
Associated British Foods plc .........................      45,000       516,167
Aviva plc ............................................     156,700     1,616,958
Barclays Bank plc ....................................     378,387     3,223,447
BP plc ...............................................     358,500     3,166,180
British American Tobacco plc .........................     135,900     2,105,955
BT Group plc .........................................     140,183       504,630
Cadbury Schweppes plc ................................     109,008       940,491
Centrica plc .........................................     152,238       619,808

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
Compass Group plc ................................       138,991   $    848,182
Diageo plc .......................................        93,303      1,258,039
EMI Group plc ....................................     1,000,816      4,424,013
Enterprise Inns plc ..............................        25,114        261,879
GlaxoSmithKline plc ..............................       212,235      4,295,351
GUS plc ..........................................        18,702        286,760
HSBC Holdings plc ................................       464,761      6,911,321
Intercontinental Hotels Group plc ................        71,452        754,793
Kingfisher plc ...................................       136,765        709,967
Lloyds TSB Group plc .............................       111,600        873,804
Marks & Spencer Group plc ........................        39,095        257,185
Pearson plc ......................................        63,700        773,984
Persimmon plc ....................................        29,100        333,524
Prudential plc ...................................        93,142        801,492
Reed Elsevier plc ................................       396,294      3,852,120
Rexam plc ........................................        74,527        605,831
RMC Group plc ....................................       106,800      1,175,648
Royal & Sun Alliance Insurance Group plc .........       474,400        709,767
Royal Bank of Scotland Group plc .................       120,383      3,466,835
Royal Bank of Scotland Group plc(S) ..............        62,166      1,790,280
SABMiller plc ....................................        67,100        868,228
Sainsbury J. plc .................................       161,100        831,911
Shell Transport & Trading Co. plc (Registered) ...       140,500      1,030,653
Shire Pharmaceuticals Group plc* .................        26,500        231,398
Signet Group plc .................................       264,300        548,808
Smith & Nephew plc ...............................        98,201      1,056,949
Smiths Group plc .................................        27,160        367,686
Taylor Woodward plc ..............................        77,500        361,204
Tesco plc ........................................       325,307      1,570,726
Tesco plc(S) .....................................        39,690        191,641
Tomkins plc ......................................        75,220        374,449
Travis Perkins plc ...............................         9,993        248,819
Trinity Mirror plc ...............................        30,200        355,990
Unilever plc .....................................       163,152      1,600,690
Vodafone Group plc ...............................     1,612,158      3,530,305
Whitbread plc ....................................        64,171        957,177
Wimpey (George) plc ..............................        76,100        509,247
Wolseley plc .....................................        79,048      1,225,673
WPP Group plc ....................................        58,621        595,331
                                                                   ------------
                                                                     63,989,001
                                                                   ------------
United States (1.4%)
NTL, Inc.* .......................................        59,516      3,429,312
Wynn Resorts Ltd.* ...............................        28,983      1,119,613
                                                                   ------------
                                                                      4,548,925
                                                                   ------------
Total Common Stocks (94.6%)
   (Cost $291,176,942) ...........................                  317,684,201
                                                                   ------------

                                                      Principal
                                                        Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (10.4%)
ABN-Amro Bank N.V.
   1.17%, 12/30/04 ...............................   $ 1,103,101      1,103,101
Allied Irish Bank plc
   1.14%, 12/20/04 ...............................     1,103,101      1,103,101
Bank Nederlandse Gemeenten N.V.
   1.10%, 8/9/04 .................................     1,103,101      1,103,101
Bavaria Universal Funding Corp.
   1.09%, 7/2/04 .................................       582,488        582,488
Bayerische Landesbank NY
   1.12%, 7/20/04 ................................   $   225,553   $    225,553
Caja de Madrid
   1.23%, 10/22/04 ...............................     1,103,101      1,103,101
Citigroup Global Markets, Inc.
   1.57%, 7/7/04 (l) .............................     1,103,101      1,103,101
Deutsche Bank Securities, Inc.
   1.23%, 8/2/04 .................................     1,103,101      1,103,101
Dexia Credit Local
   1.26%, 8/31/04 ................................     1,103,101      1,103,101
Dorada Finance, Inc.
   1.06%, 7/12/04 ................................     1,100,015      1,100,015
Dresdner Bank AG
   1.11%, 7/21/04 ................................     1,103,101      1,103,101
Four Winds Funding Corp.
   1.20%, 7/1/04 .................................     1,102,035      1,102,035
Greenwich Capital Markets, Inc.
   1.57%, 7/1/04 .................................    11,356,212     11,356,212
Hartford Life, Inc.
   1.24%, 6/30/05 (l) ............................       352,992        352,992
Household Finance Corp.
   1.13%, 7/12/04 ................................     1,100,296      1,100,296
Irish Life and Permanent plc
   1.13%, 8/3/04 .................................       614,393        614,393
Lehman Brothers, Inc.
   1.68%, 9/30/04 (l) ............................       154,434        154,434
National Rural Utilities Cooperative Finance
   Corp.
   1.30%, 8/2/04 .................................       881,174        881,174
New York Life Insurance Co.
   1.22%, 9/30/04 (l) ............................     1,103,101      1,103,101
Nordea Bank New York
   1.10%, 9/6/05 (l) .............................     1,102,442      1,102,442
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 ................................     1,103,101      1,103,101
Sun Trust Bank
   1.25%, 5/17/06 (l) ............................     1,103,101      1,103,101
Ulster Bank Ireland Ltd.
   1.33%, 8/17/04  ...............................     1,103,101      1,103,101
UniCredito Italiano Milan S.p.A.
   1.11%, 7/28/04 ................................     1,103,101      1,103,101
Wachovia Bank N.A.
   1.56%, 11/15/04 (l) ...........................       838,715        838,715
Wells Fargo Bank N.A.
   1.10%, 8/10/04 ................................     1,103,101      1,103,101
                                                                   ------------
                                                                     34,854,163
                                                                   ------------
Time Deposit (3.8%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 .................................    12,688,321     12,688,321
                                                                   ------------
Total Short-Term Debt Securities (14.2%)
   (Amortized Cost $47,542,484) ..................                   47,542,484
                                                                   ------------
Total Investments (108.8%)
   (Cost/Amortized Cost $338,719,426) ............                  365,226,685
Other Assets Less Liabilities (-8.8%) ............                  (29,642,359)
                                                                   ------------
Net Assets (100%) ................................                 $335,584,326
                                                                   ============

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary .........................................           22.7%
Consumer Staples ...............................................            7.5
Energy .........................................................            7.3
Financials .....................................................
   Capital Markets .............................................    3.5
   Commercial Banks ............................................   16.5
   Consumer Finance ............................................    0.7
   Diversified Financial Services ..............................    1.1
   Insurance ...................................................    3.5
   Real Estate .................................................    0.7
                                                                   ----
Total Financials ...............................................           26.0
Health Care ....................................................            7.2
Industrials ....................................................            4.7
Information Technology .........................................            8.9
Materials ......................................................            6.8
Telecommunications Services ....................................            6.7
Utilities ......................................................            2.2
                                                                          -----
                                                                          100.0%
                                                                          =====

*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $4,174,051 or 1.24% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt
     CVA -- Dutch Certification
     GDR -- Global Depositary Receipt
     RNC -- Risparmio Non-Convertible Savings Shares

--------------------------------------------------------------------------------
At June 30, 2004 the Portfolio had the following futures contracts open:
(Note 1)

                                    Number of    Expiration     Original     Value at     Unrealized
Purchases                           Contracts       Date          Value       6/30/04    Appreciation
---------                           ---------   ------------   ----------   ----------   ------------
Dow Jones Euro Stock 50 Index ...       50      September-04   $  503,247   $  514,095      $10,848
TOPIX Index .....................       10      September-04    1,059,593    1,091,051       31,458
                                                                                            -------
                                                                                            $42,306
                                                                                            =======

Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $198,422,117
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................     56,441,607

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 30,388,445
Aggregate gross unrealized depreciation ........................     (3,881,186)
                                                                   ------------
Net unrealized appreciation ....................................   $ 26,507,259
                                                                   ============
Federal income tax cost of investments .........................   $338,719,426
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $33,080,140. This was secured by collateral of $34,854,163 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $125 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $412,895 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc. .........     4,300     $   156,348
Autoliv, Inc. ........................................     5,925         250,035
BorgWarner, Inc.^ ....................................     4,200         183,834
Dana Corp. ...........................................     6,800         133,280
Johnson Controls, Inc. ...............................       850          45,373
Lear Corp. ...........................................     1,825         107,657
Magna International, Inc., Class A ...................     2,850         242,734
                                                                     -----------
                                                                       1,119,261
                                                                     -----------
Automobiles (0.2%)
General Motors Corp.^ ................................     7,000         326,130
                                                                     -----------
Hotels, Restaurants & Leisure (1.4%)
Hilton Hotels Corp. ..................................    55,305       1,031,991
McDonald's Corp. .....................................    37,690         979,940
Royal Caribbean Cruises Ltd. .........................     5,945         258,073
                                                                     -----------
                                                                       2,270,004
                                                                     -----------
Household Durables (0.9%)
American Greetings Corp., Class A*^ ..................    38,400         890,112
Mohawk Industries, Inc.* .............................     2,600         190,658
Pulte Homes, Inc. ....................................     1,200          62,436
Whirlpool Corp. ......................................     3,600         246,960
                                                                     -----------
                                                                       1,390,166
                                                                     -----------
Internet & Catalog Retail (0.6%)
InterActiveCorp*^ ....................................    32,500         979,550
                                                                     -----------
Media (5.3%)
Cablevision Systems New York Group, Class A*^ ........     6,574         129,179
Comcast Corp., Class A* ..............................    16,755         469,643
Comcast Corp., Special Class A* ......................    38,820       1,071,820
DIRECTV Group, Inc.* .................................    87,823       1,501,773
Fox Entertainment Group, Inc., Class A* ..............    38,800       1,035,960
Gemstar-TV Guide International, Inc.* ................    60,720         291,456
Interpublic Group of Cos., Inc.* .....................    17,600         241,648
Liberty Media Corp., Class A* ........................    64,617         580,907
Time Warner, Inc.* ...................................   161,220       2,834,247
Viacom, Inc., Class B ................................    13,890         496,151
                                                                     -----------
                                                                       8,652,784
                                                                     -----------
Multiline Retail (2.2%)
Federated Department Stores, Inc. ....................     3,525         173,078
May Department Stores Co. ............................     9,100         250,159
Nordstrom, Inc. ......................................     3,200         136,352
Saks, Inc.* ..........................................    12,700         190,500
Sears, Roebuck & Co.^ ................................     5,625         212,400
Target Corp. .........................................    59,545       2,528,876
                                                                     -----------
                                                                       3,491,365
                                                                     -----------
Specialty Retail (2.9%)
Foot Locker, Inc. ....................................     2,000          48,680
Home Depot, Inc. .....................................    40,425       1,422,960
Linens 'N Things, Inc.*^ .............................     7,300         213,963
Lowe's Cos., Inc. ....................................    30,345       1,594,630
Office Depot, Inc.* ..................................    16,300         291,933
Staples, Inc. ........................................    36,010       1,055,453
TJX Cos., Inc. .......................................     4,000          96,560
                                                                     -----------
                                                                       4,724,179
                                                                     -----------
Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc. ............................     7,200         284,256
Liz Claiborne, Inc. ..................................     2,100          75,558
Nike, Inc., Class B ..................................    11,015         834,386
Reebok International Ltd. ............................     1,800     $    64,764
V.F. Corp. ...........................................     5,300         258,110
                                                                     -----------
                                                                       1,517,074
                                                                     -----------
   Total Consumer Discretionary ......................                24,470,513
                                                                     -----------
Consumer Staples (3.8%)
Beverages (0.7%)
Coca-Cola Co. ........................................     6,875         347,050
PepsiCo, Inc. ........................................    13,475         726,033
                                                                     -----------
                                                                       1,073,083
                                                                     -----------
Food & Staples Retailing (1.2%)
Albertson's, Inc. ....................................     3,200          84,928
Costco Wholesale Corp. ...............................    15,065         618,720
Kroger Co.*  .........................................    15,800         287,560
Safeway, Inc.* .......................................    10,000         253,400
Wal-Mart Stores, Inc. ................................    14,575         768,977
                                                                     -----------
                                                                       2,013,585
                                                                     -----------
Food Products (0.4%)
Archer-Daniels-Midland Co. ...........................     2,300          38,594
Tyson Foods, Inc., Class A^  .........................    16,400         343,580
Unilever N.V. (N.Y. Shares)  .........................     4,000         274,040
                                                                     -----------
                                                                         656,214
                                                                     -----------
Household Products (0.8%)
Colgate-Palmolive Co. ................................    18,300       1,069,635
Procter & Gamble Co. .................................     3,450         187,818
                                                                     -----------
                                                                       1,257,453
                                                                     -----------
Tobacco (0.7%)
Altria Group, Inc. ...................................    16,250         813,312
UST, Inc. ............................................     8,100         291,600
                                                                     -----------
                                                                       1,104,912
                                                                     -----------
   Total Consumer Staples ............................                 6,105,247
                                                                     -----------
Energy (5.4%)
Energy Equipment & Services (0.3%)
Halliburton Co. ......................................    18,540         561,020
                                                                     -----------
Oil & Gas (5.1%)
BP plc (ADR)  ........................................     5,300         283,921
ChevronTexaco Corp. ..................................     8,175         769,349
ConocoPhillips .......................................     6,891         525,715
Exxon Mobil Corp. ....................................    90,530       4,020,437
Marathon Oil Co. .....................................     8,500         321,640
Occidental Petroleum Corp. ...........................     7,000         338,870
Unocal Corp. .........................................    43,500       1,653,000
Valero Energy Corp. ..................................     5,075         374,332
                                                                     -----------
                                                                       8,287,264
                                                                     -----------
   Total Energy ......................................                 8,848,284
                                                                     -----------
Financials (20.1%)
Capital Markets (4.2%)
Bank of New York Co., Inc. ...........................    57,200       1,686,256
E*Trade Financial Corp.* .............................    84,205         938,886
Goldman Sachs Group, Inc. ............................     5,125         482,570
J.P. Morgan Chase & Co. ..............................    16,700         647,459
Lehman Brothers Holdings, Inc. .......................     5,125         385,656
Merrill Lynch & Co., Inc. ............................     4,600         248,308
Morgan Stanley .......................................    27,075       1,428,748
T. Rowe Price Group, Inc. ............................    20,300       1,023,120
                                                                     -----------
                                                                       6,841,003
                                                                     -----------
Commercial Banks (3.7%)
Bank of America Corp. ................................    14,450       1,222,759
Bank One Corp. .......................................     7,275         371,025
Comerica, Inc. .......................................     6,050         332,024
Huntington Bancshares, Inc. ..........................     7,150         163,735
KeyCorp ..............................................     7,975         238,373
Lloyds TSB Group plc .................................   127,100         995,166
National City Corp. ..................................    10,250         358,852
PNC Financial Services Group, Inc. ...................     5,100         270,708

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
SunTrust Banks, Inc. .................................       5,225   $   339,573
U.S. Bancorp .........................................      15,350       423,046
Wachovia Corp. .......................................      10,900       485,050
Wells Fargo & Co. ....................................      14,950       855,588
                                                                     -----------
                                                                       6,055,899
                                                                     -----------
Consumer Finance (1.6%)
American Express Co. .................................      29,615     1,521,619
Capital One Financial Corp. ..........................       1,000        68,380
SLM Corp. ............................................      24,790     1,002,755
                                                                     -----------
                                                                       2,592,754
                                                                     -----------
Diversified Financial Services (1.4%)
Citigroup, Inc. ......................................      48,065     2,235,023
                                                                     -----------
Insurance (5.9%)
Ace Ltd. .............................................       3,900       164,892
Allstate Corp. .......................................      20,445       951,715
American International Group, Inc. ...................      12,125       864,270
AON Corp. ............................................      62,700     1,785,069
Chubb Corp. ..........................................       4,350       296,583
Hartford Financial Services Group, Inc. ..............       5,300       364,322
Jefferson-Pilot Corp. ................................       5,400       274,320
Lincoln National Corp. ...............................      36,300     1,715,175
Manulife Financial Corp. .............................       9,008       364,824
MBIA, Inc. ...........................................       4,700       268,464
Metlife, Inc. ........................................       8,750       313,688
PartnerReinsurance Ltd. ..............................         900        51,057
Renaissance Reinsurance Holdings Ltd. ................       2,200       118,690
St. Paul Travelers Cos., Inc. ........................      47,099     1,909,393
XL Capital Ltd., Class A .............................       1,400       105,644
                                                                     -----------
                                                                       9,548,106
                                                                     -----------
Real Estate (0.3%)
Boston Properties, Inc. (REIT) .......................      10,300       515,824
                                                                     -----------
Thrifts & Mortgage Finance (3.0%)
Astoria Financial Corp. ..............................       5,500       201,190
Fannie Mae ...........................................      43,980     3,138,413
Freddie Mac ..........................................       8,100       512,730
Golden West Financial Corp. ..........................       2,450       260,557
MGIC Investment Corp. ................................       4,400       333,784
Washington Mutual, Inc. ..............................      10,225       395,094
                                                                     -----------
                                                                       4,841,768
                                                                     -----------
   Total Financials ..................................                32,630,377
                                                                     -----------
Health Care (14.4%)
Biotechnology (3.0%)
Amgen, Inc.* .........................................      31,050     1,694,398
Genentech, Inc.* .....................................      37,180     2,089,516
Genzyme Corp. - General Division* ....................      24,590     1,163,845
                                                                     -----------
                                                                       4,947,759
                                                                     -----------
Health Care Equipment & Supplies (1.7%)
Biomet, Inc. .........................................      11,360       504,838
Guidant Corp. ........................................      16,300       910,844
Hospira, Inc.* .......................................           1            28
Medtronic, Inc. ......................................      26,545     1,293,272
                                                                     -----------
                                                                       2,708,982
                                                                     -----------
Health Care Providers & Services (4.5%)
Anthem, Inc.*^ .......................................      12,500     1,119,500
Caremark Rx, Inc.* ...................................      50,855     1,675,164
Eclipsys Corp.*^ .....................................      45,400       692,804
HCA, Inc. ............................................       2,500       103,975
Health Management Associates, Inc., Class A ..........      54,500     1,221,890
Humana, Inc.* ........................................      10,600       179,140
UnitedHealth Group, Inc. .............................      36,115   $ 2,248,159
                                                                     -----------
                                                                       7,240,632
                                                                     -----------
Pharmaceuticals (5.2%)
Abbott Laboratories ..................................       8,900       362,764
Bristol-Myers Squibb Co. .............................      20,075       491,838
Eli Lilly & Co. ......................................       9,540       666,941
GlaxoSmithKline plc (ADR) ............................       6,400       265,344
Johnson & Johnson ....................................      14,775       822,967
Merck & Co., Inc. ....................................      12,375       587,813
Pfizer, Inc. .........................................     138,895     4,761,321
Sanofi-Synthelabo SA (ADR) ...........................       7,200       230,328
Wyeth ................................................       6,300       227,808
                                                                     -----------
                                                                       8,417,124
                                                                     -----------
   Total Health Care .................................                23,314,497
                                                                     -----------
Industrials (10.3%)
Aerospace & Defense (1.5%)
Boeing Co. ...........................................      10,000       510,900
General Dynamics Corp. ...............................       1,000        99,300
Goodrich Corp. .......................................      10,200       329,766
Honeywell International, Inc. ........................      10,600       388,278
United Technologies Corp. ............................      12,785     1,169,572
                                                                     -----------
                                                                       2,497,816
                                                                     -----------
Air Freight & Logistics (1.3%)
FedEx Corp. ..........................................      24,330     1,987,518
United Parcel Service, Inc./Georgia, Class B .........         600        45,102
                                                                     -----------
                                                                       2,032,620
                                                                     -----------
Airlines (0.7%)
Southwest Airlines Co. ...............................      71,558     1,200,028
                                                                     -----------
Commercial Services & Supplies (0.6%)
Cendant Corp. ........................................       4,100       100,368
FTI Consulting, Inc.*^ ...............................      30,300       499,950
R.R. Donnelley & Sons Co. ............................      10,100       333,502
                                                                     -----------
                                                                         933,820
                                                                     -----------
Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A ......................       2,225       132,187
Hubbell, Inc., Class B ...............................       3,800       177,498
                                                                     -----------
                                                                         309,685
                                                                     -----------
Industrial Conglomerates (3.4%)
General Electric Co. .................................      99,765     3,232,386
Textron, Inc. ........................................       5,300       314,555
Tyco International Ltd. ..............................      61,550     2,039,767
                                                                     -----------
                                                                       5,586,708
                                                                     -----------
Machinery (1.5%)
Caterpillar, Inc. ....................................       1,300       103,272
Crane Co. ............................................       2,300        72,197
Deere & Co. ..........................................      16,700     1,171,338
Eaton Corp. ..........................................       5,450       352,833
Ingersoll-Rand Co., Class A ..........................       4,650       317,641
PACCAR, Inc. .........................................       2,600       150,774
Parker-Hannifin Corp. ................................       3,450       205,137
                                                                     -----------
                                                                       2,373,192
                                                                     -----------
Road & Rail (1.1%)
Burlington Northern Santa Fe Corp. ...................       6,000       210,420
CSX Corp. ............................................       7,300       239,221
Norfolk Southern Corp. ...............................       6,200       164,424
Union Pacific Corp. ..................................      20,700     1,230,615
                                                                     -----------
                                                                       1,844,680
                                                                     -----------
   Total Industrials .................................                16,778,549
                                                                     -----------
Information Technology (19.4%)
Communications Equipment (4.0%)
ADC Telecommunications, Inc.*^ .......................      66,200       188,008
Cisco Systems, Inc.* .................................     113,195     2,682,721
Corning, Inc.* .......................................      32,200       420,532

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                         Shares       (Note 1)
--------------------------------------------------------------------------------
Motorola, Inc. .....................................       82,230   $  1,500,698
Nokia OYJ (ADR) ....................................       47,230        686,724
Nortel Networks Corp.* .............................       47,800        238,522
QUALCOMM, Inc. .....................................        6,300        459,774
Tellabs, Inc.* .....................................       29,450        257,393
                                                                    ------------
                                                                       6,434,372
                                                                    ------------
Computers & Peripherals (3.5%)
Dell, Inc.* ........................................       35,435      1,269,282
Hewlett-Packard Co. ................................       96,800      2,042,480
International Business Machines Corp. ..............        6,975        614,846
Lexmark International, Inc., Class A* ..............       17,715      1,710,029
                                                                    ------------
                                                                       5,636,637
                                                                    ------------
Electronic Equipment & Instruments (1.5%)
Arrow Electronics, Inc.* ...........................       10,000        268,200
Avnet, Inc.* .......................................        9,700        220,190
Celestica, Inc.* ...................................       14,200        283,290
Flextronics International Ltd.* ....................       53,515        853,564
Ingram Micro, Inc., Class A* .......................        4,300         62,221
Sanmina-SCI Corp.* .................................       13,300        121,030
Solectron Corp.* ...................................       41,000        265,270
Tech Data Corp.* ...................................        5,875        229,889
Vishay Intertechnology, Inc.* ......................       10,900        202,522
                                                                    ------------
                                                                       2,506,176
                                                                    ------------
Internet Software & Services (1.3%)
DoubleClick, Inc.*^ ................................       60,900        473,193
Yahoo!, Inc.* ......................................       44,870      1,630,127
                                                                    ------------
                                                                       2,103,320
                                                                    ------------
IT Services (0.7%)
Affiliated Computer Services, Inc., Class A* .......       23,050      1,220,267
                                                                    ------------
Semiconductors & Semiconductor Equipment (3.3%)
Applied Materials, Inc.* ...........................       72,755      1,427,453
Atmel Corp.* .......................................       18,800        111,296
Intel Corp. ........................................       27,725        765,210
Samsung Electronics Co., Ltd. (GDR)^(S) ............        5,495      1,134,191
Texas Instruments, Inc. ............................       78,310      1,893,536
                                                                    ------------
                                                                       5,331,686
                                                                    ------------
Software (5.1%)
Electronic Arts, Inc.* .............................       51,875      2,829,781
Intuit, Inc.* ......................................       13,270        511,957
Microsoft Corp. ....................................      165,615      4,729,964
Oracle Corp.* ......................................       12,100        144,353
                                                                    ------------
                                                                       8,216,055
                                                                    ------------
   Total Information Technology ....................                  31,448,513
                                                                    ------------
Materials (2.3%)
Chemicals (0.3%)
Monsanto Co. .......................................        9,200        354,200
PPG Industries, Inc. ...............................        1,800        112,482
                                                                    ------------
                                                                         466,682
                                                                    ------------
Construction Materials (0.2%)
Martin Marietta Materials, Inc. ....................        3,800        168,454
Vulcan Materials Co. ...............................        5,600        266,280
                                                                    ------------
                                                                         434,734
                                                                    ------------
Containers & Packaging (0.2%)
Smurfit-Stone Container Corp.* .....................       14,600        291,270
                                                                    ------------
Metals & Mining (1.2%)
Alcan, Inc. ........................................        6,300        260,820
Alcoa, Inc. ........................................       11,800        389,754
Rio Tinto plc (ADR)  ...............................        7,875        772,144
United States Steel Corp. ..........................       10,000        351,200
Worthington Industries, Inc. .......................        7,600   $    156,028
                                                                    ------------
                                                                       1,929,946
                                                                    ------------
Paper & Forest Products (0.4%)
Georgia-Pacific Corp. ..............................        8,900        329,122
MeadWestvaco Corp. .................................       11,000        323,290
                                                                    ------------
                                                                         652,412
                                                                    ------------
   Total Materials .................................                   3,775,044
                                                                    ------------
Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.7%)
Alltel Corp. .......................................       31,700      1,604,654
Qwest Communications International, Inc.* ..........       25,700         92,263
SBC Communications, Inc. ...........................        5,200        126,100
Sprint Corp. (FON Group) ...........................       34,650        609,840
Verizon Communications, Inc. .......................        8,000        289,520
                                                                    ------------
                                                                       2,722,377
                                                                    ------------
Wireless Telecommunication Services (1.3%)
Nextel Communications, Inc., Class A* ..............       42,000      1,119,720
NII Holdings, Inc.*^ ...............................       29,500        993,855
                                                                    ------------
                                                                       2,113,575
                                                                    ------------
   Total Telecommunication Services ................                   4,835,952
                                                                    ------------
Utilities (2.2%)
Electric Utilities (2.0%)
Alliant Energy Corp. ...............................        6,900        179,952
American Electric Power, Inc. ......................        9,475        303,200
Dominion Resources, Inc. ...........................       23,600      1,488,688
Entergy Corp. ......................................        4,300        240,843
Exelon Corp. .......................................       10,000        332,900
FirstEnergy Corp. ..................................        7,400        276,834
Northeast Utilities ................................       11,500        223,905
PPL Corp. ..........................................        2,050         94,095
Xcel Energy, Inc. ..................................        2,000         33,420
                                                                    ------------
                                                                       3,173,837
                                                                    ------------
Gas Utilities (0.1%)
Sempra Energy ......................................        7,100        244,453
                                                                    ------------
Multi-Utilities & Unregulated Power (0.1%)
Constellation Energy Group, Inc. ...................        2,625         99,488
                                                                    ------------
   Total Utilities .................................                   3,517,778
                                                                    ------------
Total Common Stocks (96.0%)
   (Cost $138,785,078) .............................                 155,724,754
                                                                    ------------

                                                        Principal
                                                         Amount
                                                       ----------
SHORT-TERM DEBT SECURITIES:
Government Security (1.8%)
Federal Home Loan Bank
   (Discount Note), 7/1/04 .........................   $3,000,000      2,999,896
                                                                    ------------
Short-Term Investments of Cash Collateral for
   Securities Loaned (3.7%)
ABN-Amro Bank N.V.
   1.17%, 12/30/04 .................................      188,718        188,718
Allied Irish Bank plc
   1.14%, 12/20/04 .................................      188,718        188,718
Bank Nederlandse Gemeenten N.V.
   1.10%, 8/9/04 ...................................      188,718        188,718
Bavaria Universal Funding Corp.
   1.09%, 7/2/04 ...................................       99,652         99,652
Bayerische Landesbank NY
   1.12%, 7/20/04 ..................................       38,588         38,588
Caja de Madrid
   1.23%, 10/22/04 .................................      188,718        188,718

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Principal       Value
                                                        Amount       (Note 1)
--------------------------------------------------------------------------------
Citigroup Global Markets, Inc.
   1.57%, 7/7/04 (l) ..............................   $  188,718   $    188,718
Deutsche Bank Securities, Inc.
   1.23%, 8/2/04 ..................................      188,718        188,718
Dexia Credit Local
   1.26%, 8/31/04 .................................      188,718        188,718
Dorada Finance, Inc.
   1.06%, 7/12/04 .................................      188,191        188,191
Dresdner Bank AG
   1.11%, 7/21/04 .................................      188,718        188,718
Four Winds Funding Corp.
   1.20%, 7/1/04 ..................................      188,536        188,536
Greenwich Capital Markets, Inc.
   1.57%, 7/1/04 ..................................    1,942,819      1,942,819
Hartford Life, Inc.
   1.24%, 6/30/05 (l) .............................       60,390         60,390
Household Finance Corp.
   1.13%, 7/12/04 .................................      188,239        188,239
Irish Life and Permanent plc
   1.13%, 8/3/04 ..................................      105,110        105,110
Lehman Brothers, Inc.
   1.68%, 9/30/04 (l) .............................       26,421         26,421
National Rural Utilities Cooperative Finance Corp.
   1.30%, 8/2/04 ..................................      150,751        150,751
New York Life Insurance Co.
   1.22%, 9/30/04 (l) .............................      188,718        188,718
Nordea Bank New York
   1.10%, 9/6/05 (l) ..............................      188,606        188,606
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 .................................      188,718        188,718
Sun Trust Bank
   1.25%, 5/17/06 (l) .............................      188,718        188,718
Ulster Bank Ireland Ltd.
   1.33%, 8/17/04 .................................      188,719        188,719
UniCredito Italiano Milan S.p.A
   1.11%, 7/28/04 .................................      188,719        188,719
Wachovia Bank N.A.
   1.56%, 11/15/04 (l) ............................   $  143,487   $    143,487
Wells Fargo Bank N.A.
   1.10%, 8/10/04 .................................      188,719        188,719
                                                                   ------------
                                                                      5,962,845
                                                                   ------------
Time Deposit (2.4%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ..................................    3,897,610      3,897,610
                                                                   ------------
Total Short-Term Debt Securities (7.9%)
   (Amortized Cost $12,860,351) ...................                  12,860,351
                                                                   ------------
Total Investments (103.9%)
   (Cost/Amortized Cost $151,645,429) .............                 168,585,105
Other Assets Less
   Liabilities (-3.9%) ............................                  (6,341,772)
                                                                   ------------
Net Assets (100%) .................................                $162,243,333
                                                                   ============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securi- ties amounted to $1,134,191 or 0.70% of net assets.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt
     GDR -- Global Depositary Receipt
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $ 54,968,559
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................     36,162,477

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 18,774,137
Aggregate gross unrealized depreciation ........................     (1,834,461)
                                                                   ------------
Net unrealized appreciation ....................................   $ 16,939,676
                                                                   ------------
Federal income tax cost of investments .........................   $151,645,429
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $5,905,015. This was secured by collateral of $5,962,845 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $14,426 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $286,084 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (16.1%)
Automobiles (1.5%)
Harley-Davidson, Inc. ................................     79,340    $ 4,914,320
                                                                     -----------
Hotels, Restaurants & Leisure (1.9%)
International Game Technology ........................     37,000      1,428,200
Starbucks Corp.* .....................................    108,900      4,734,972
                                                                     -----------
                                                                       6,163,172
                                                                     -----------
Household Durables (0.2%)
Centex Corp. .........................................      8,120        371,490
Lennar Corp., Class A ................................      7,070        316,170
                                                                     -----------
                                                                         687,660
                                                                     -----------
Internet & Catalog Retail (5.5%)
Amazon.com, Inc.* ....................................    157,885      8,588,944
eBay, Inc.* ..........................................    100,230      9,216,148
                                                                     -----------
                                                                      17,805,092
                                                                     -----------
Media (4.1%)
Comcast Corp., Special Class A* ......................     37,200      1,027,092
News Corp., Ltd. (ADR) ...............................     45,340      1,490,779
Pixar*^ ..............................................     42,850      2,978,503
Tribune Co. ..........................................     20,000        910,800
Viacom, Inc., Class B ................................     79,730      2,847,956
XM Satellite Radio Holdings, Inc., Class A*^ .........    151,430      4,132,525
                                                                     -----------
                                                                      13,387,655
                                                                     -----------
Multiline Retail (0.1%)
Dollar General Corp. .................................     11,500        224,940
                                                                     -----------
Specialty Retail (1.9%)
Bed Bath & Beyond, Inc.* .............................     57,070      2,194,342
Best Buy Co., Inc. ...................................     15,460        784,440
Lowe's Cos., Inc. ....................................     46,010      2,417,826
Williams-Sonoma, Inc.* ...............................     22,520        742,259
                                                                     -----------
                                                                       6,138,867
                                                                     -----------
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.* .........................................     31,300      1,414,447
Nike, Inc., Class B ..................................     20,600      1,560,450
                                                                     -----------
                                                                       2,974,897
                                                                     -----------
   Total Consumer Discretionary ......................                52,296,603
                                                                     -----------
Consumer Staples (6.9%)
Beverages (0.6%)
PepsiCo, Inc. ........................................     38,000      2,047,440
                                                                     -----------
Food & Staples Retailing (2.9%)
Sysco Corp. ..........................................     40,000      1,434,800
Wal-Mart Stores, Inc. ................................     86,900      4,584,844
Walgreen Co. .........................................     95,700      3,465,297
                                                                     -----------
                                                                       9,484,941
                                                                     -----------
Household Products (2.1%)
Colgate-Palmolive Co. ................................     24,600      1,437,870
Procter & Gamble Co. .................................    100,110      5,449,989
                                                                     -----------
                                                                       6,887,859
                                                                     -----------
Personal Products (1.3%)
Avon Products, Inc. ..................................     90,210      4,162,289
                                                                     -----------
   Total Consumer Staples ............................                22,582,529
                                                                     -----------
Energy (1.1%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc. ...................................     20,100        756,765
BJ Services Co.* .....................................     33,000      1,512,720
Smith International, Inc.*^ ..........................     10,500        585,480
                                                                     -----------
                                                                       2,854,965
                                                                     -----------
Oil & Gas (0.2%)
XTO Energy, Inc. .....................................     23,600        703,044
                                                                     -----------
   Total Energy ......................................                 3,558,009
                                                                     -----------
Financials (12.7%)
Capital Markets (3.1%)
Charles Schwab Corp. .................................    289,250    $ 2,779,692
Franklin Resources, Inc. .............................     10,800        540,864
Goldman Sachs Group, Inc. ............................     23,730      2,234,417
Legg Mason, Inc.^ ....................................     11,560      1,052,076
Merrill Lynch & Co., Inc. ............................     38,650      2,086,327
Morgan Stanley .......................................     28,960      1,528,219
                                                                     -----------
                                                                      10,221,595
                                                                     -----------
Commercial Banks (0.5%)
Bank One Corp. .......................................     10,340        527,340
Fifth Third Bancorp ..................................      9,000        484,020
Wachovia Corp. .......................................     11,700        520,650
                                                                     -----------
                                                                       1,532,010
                                                                     -----------
Consumer Finance (0.6%)
MBNA Corp. ...........................................     81,090      2,091,311
                                                                     -----------
Diversified Financial Services (1.4%)
Citigroup, Inc. ......................................     97,210      4,520,265
                                                                     -----------
Insurance (6.6%)
Aflac, Inc. ..........................................     93,450      3,813,695
American International Group, Inc. ...................     93,300      6,650,424
Progressive Corp. ....................................    102,150      8,713,395
Safeco Corp. .........................................     17,700        778,800
St. Paul Travelers Cos., Inc. ........................     20,400        827,016
Willis Group Holdings Ltd. ...........................     13,900        520,555
                                                                     -----------
                                                                      21,303,885
                                                                     -----------
Thrifts & Mortgage Finance (0.5%)
Fannie Mae ...........................................     21,600      1,541,376
                                                                     -----------
   Total Financials ..................................                41,210,442
                                                                     -----------
Health Care (19.8%)
Biotechnology (5.8%)
Amgen, Inc.*  ........................................    138,070      7,534,480
Biogen Idec, Inc.*  ..................................     17,800      1,125,850
Genentech, Inc.*  ....................................    133,820      7,520,684
Gilead Sciences, Inc.*  ..............................     37,500      2,512,500
                                                                     -----------
                                                                      18,693,514
                                                                     -----------
Health Care Equipment & Supplies (3.5%)
Alcon, Inc. ..........................................     15,710      1,235,591
Boston Scientific Corp.* .............................     45,660      1,954,248
Medtronic, Inc. ......................................     42,500      2,070,600
St. Jude Medical, Inc.* ..............................     44,680      3,380,042
Stryker Corp. ........................................     27,280      1,500,400
Zimmer Holdings, Inc.* ...............................     14,790      1,304,478
                                                                     -----------
                                                                      11,445,359
                                                                     -----------
Health Care Providers & Services (2.3%)
Anthem, Inc.* ........................................      8,000        716,480
Caremark Rx, Inc.* ...................................     51,500      1,696,410
Health Management Associates, Inc., Class A ..........     38,190        856,220
UnitedHealth Group, Inc. .............................     29,300      1,823,925
WellPoint Health Networks, Inc.* .....................     22,590      2,530,306
                                                                     -----------
                                                                       7,623,341
                                                                     -----------
Pharmaceuticals (8.2%)
Eli Lilly & Co. ......................................     56,450      3,946,419
Forest Laboratories, Inc.* ...........................     51,350      2,907,951
Johnson & Johnson ....................................     36,090      2,010,213
Novartis AG (ADR) ....................................     17,900        796,550
Pfizer, Inc. .........................................    356,460     12,219,449
Teva Pharmaceutical Industries Ltd. (ADR)^ ...........     53,200      3,579,828
Wyeth ................................................     36,500      1,319,840
                                                                     -----------
                                                                      26,780,250
                                                                     -----------
   Total Health Care .................................                64,542,464
                                                                     -----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of      Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Industrials (7.1%)
Aerospace & Defense (0.4%)
United Technologies Corp. ...........................     15,400    $  1,408,792
                                                                    ------------
Air Freight & Logistics (0.3%)
United Parcel Service, Inc./Georgia, Class B ........     14,475       1,088,086
                                                                    ------------
Building Products (0.2%)
American Standard Cos., Inc.* .......................     14,200         572,402
                                                                    ------------
Commercial Services & Supplies (1.3%)
Apollo Group, Inc., Class A* ........................     38,500       3,399,165
Career Education Corp.* .............................     15,600         710,736
                                                                    ------------
                                                                       4,109,901
                                                                    ------------
Industrial Conglomerates (3.5%)
3M Co. ..............................................     39,500       3,555,395
General Electric Co. ................................    247,170       8,008,308
                                                                    ------------
                                                                      11,563,703
                                                                    ------------
Machinery (1.4%)
Danaher Corp. .......................................     56,630       2,936,265
Ingersoll-Rand Co., Class A .........................     22,000       1,502,820
                                                                    ------------
                                                                       4,439,085
                                                                    ------------
   Total Industrials ................................                 23,181,969
                                                                    ------------
Information Technology (34.2%)
Communications Equipment (6.4%)
Cisco Systems, Inc.* ................................    379,660       8,997,942
Corning, Inc.* ......................................    102,840       1,343,090
Juniper Networks, Inc.* .............................    150,040       3,686,483
QUALCOMM, Inc. ......................................     93,500       6,823,630
                                                                    ------------
                                                                      20,851,145
                                                                    ------------
Computers & Peripherals (4.8%)
Dell, Inc.* .........................................    285,500      10,226,610
EMC Corp.* ..........................................     51,420         586,188
Network Appliance, Inc.* ............................    220,300       4,743,059
                                                                    ------------
                                                                      15,555,857
                                                                    ------------
Electronic Equipment & Instruments (0.4%)
Flextronics International Ltd.* .....................     78,430       1,250,959
                                                                    ------------
Internet Software & Services (4.2%)
Yahoo!, Inc.* .......................................    374,220      13,595,413
                                                                    ------------
IT Services (0.5%)
Accenture Ltd., Class A* ............................     40,000       1,099,200
Paychex, Inc. .......................................     19,900         674,212
                                                                    ------------
                                                                       1,773,412
                                                                    ------------
Semiconductors & Semiconductor Equipment (10.6%)
Altera Corp.*  ......................................     26,750         594,385
Applied Materials, Inc.* ............................    203,120       3,985,214
ASML Holding N.V. (N.Y. Shares)* ....................     37,500         641,625
Broadcom Corp., Class A* ............................     74,940       3,504,944
Intel Corp. .........................................    367,260      10,136,376
Linear Technology Corp. .............................     17,190         678,489
Marvell Technology Group Ltd.* ......................    130,320       3,479,544
Maxim Integrated Products, Inc. .....................    130,800       6,856,536
Xilinx, Inc. ........................................    133,800       4,456,878
                                                                    ------------
                                                                      34,333,991
                                                                    ------------
Software (7.3%)
Electronic Arts, Inc.* ..............................     23,070       1,258,469
Mercury Interactive Corp.* ..........................     27,570       1,373,813
Microsoft Corp. .....................................    288,820       8,248,699
Novell, Inc.* .......................................     53,000         444,670
Oracle Corp.* .......................................    190,500       2,272,665
Red Hat, Inc.*^ .....................................     14,000         321,580
SAP AG (ADR)^ .......................................     61,110       2,555,009
Symantec Corp.* .....................................     81,065       3,549,026
VERITAS Software Corp.* .............................    140,020    $  3,878,554
                                                                    ------------
                                                                      23,902,485
                                                                    ------------
   Total Information Technology .....................                111,263,262
                                                                    ------------
Total Common Stocks (97.9%)
   (Cost $271,864,363) ..............................                318,635,278
                                                                    ------------

                                                          Principal
                                                           Amount
                                                         ----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (3.8%)
ABN-Amro Bank N.V
   1.17%, 12/30/04 ...............................       $  392,519      392,519
Allied Irish Bank plc
   1.14%, 12/20/04 ...............................          392,519      392,519
Bank Nederlandse Gemeenten N.V
   1.10%, 8/9/04 .................................          392,519      392,519
Bavaria Universal Funding Corp.
   1.09%, 7/2/04 .................................          207,268      207,268
Bayerische Landesbank NY
   1.12%, 7/20/04 ................................           80,259       80,259
Caja de Madrid
   1.23%, 10/22/04 ...............................          392,519      392,519
Citigroup Global Markets, Inc.
   1.57%, 7/7/04 (l) .............................          392,518      392,518
Deutsche Bank Securities, Inc.
   1.23%, 8/2/04 .................................          392,518      392,518
Dexia Credit Local
   1.26%, 8/31/04 ................................          392,518      392,518
Dorada Finance, Inc.
   1.06%, 7/12/04 ................................          391,420      391,420
Dresdner Bank AG
   1.11%, 7/21/04 ................................          392,518      392,518
Four Winds Funding Corp.
   1.20%, 7/1/04 .................................          392,139      392,139
Greenwich Capital Markets, Inc.
   1.57%, 7/1/04 .................................        4,040,901    4,040,901
Hartford Life, Inc.
   1.24%, 6/30/05 (l) ............................          125,606      125,606
Household Finance Corp.
   1.13%, 7/12/04 ................................          391,520      391,520
Irish Life and Permanent plc
   1.13%, 8/3/04 .................................          218,620      218,620
Lehman Brothers, Inc.
   1.68%, 9/30/04 (l) ............................           54,953       54,953
National Rural Utilities Cooperative Finance Corp.
   1.30%, 8/2/04 .................................          313,550      313,550
New York Life Insurance Co.
   1.22%, 9/30/04 (l) ............................          392,518      392,518
Nordea Bank New York
   1.10%, 9/6/05 (l) .............................          392,284      392,284
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 ................................          392,518      392,518
Sun Trust Bank
   1.25%, 5/17/06 (l) ............................          392,518      392,518
Ulster Bank Ireland Ltd.
   1.33%, 8/17/04 ................................          392,518      392,518
UniCredito Italiano Milan S.p.A
   1.11%, 7/28/04 ................................          392,518      392,518
Wachovia Bank N.A
   1.56%, 11/15/04 (l) ...........................          298,442      298,442
Wells Fargo Bank N.A
   1.10%, 8/10/04 ................................          392,518      392,518
                                                                      ----------
                                                                      12,402,218
                                                                      ----------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------
                                                       Principal      Value
                                                        Amount       (Note 1)
-------------------------------------------------------------------------------
Time Deposit (2.9%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ..................................   $9,474,524   $  9,474,524
                                                                   ------------
Total Short-Term Debt Securities (6.7%)
   (Cost/Amortized Cost $21,876,742) ..............                  21,876,742
                                                                   ------------
Total Investments (104.6%)
   (Cost/Amortized Cost $293,741,105) .............                 340,512,020
Other Assets Less
   Liabilities (-4.6%) ............................                 (15,101,804)
                                                                   ------------
Net Assets (100%) .................................                $325,410,216
                                                                   ============

--------------------------------------------------------------------------------

*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $111,919,878
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................     60,677,358

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 50,234,205
Aggregate gross unrealized depreciation ........................     (3,463,290)
                                                                   ------------
Net unrealized appreciation ....................................   $ 46,770,915
                                                                   ============
Federal income tax cost of investments .........................   $293,741,105
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $12,235,144. This was secured by collateral of $12,402,218 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $23 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $3,805,675, of which $1,406,718 expires in the year 2010 and $2,398,957 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (0.2%)
Johnson Controls, Inc. ...............................      14,000   $   747,320
                                                                     -----------
Automobiles (0.1%)
Harley-Davidson, Inc. ................................       5,800       359,252
                                                                     -----------
Hotels, Restaurants & Leisure (0.6%)
Carnival Corp. .......................................      17,500       822,500
McDonald's Corp. .....................................      23,400       608,400
Royal Caribbean Cruises Ltd.^ ........................      15,000       651,150
                                                                     -----------
                                                                       2,082,050
                                                                     -----------
Household Durables (1.8%)
Koninklijke (Royal) Philips Electronics N.V.
   (N.Y. shares) .....................................     195,050     5,305,360
Mohawk Industries, Inc.* .............................       9,000       659,970
                                                                     -----------
                                                                       5,965,330
                                                                     -----------
Leisure Equipment & Products (0.1%)
Hasbro, Inc. .........................................      13,100       248,900
                                                                     -----------
Media (6.8%)
Clear Channel Communications, Inc. ...................     143,800     5,313,410
Comcast Corp., Special Class A* ......................     155,500     4,293,355
COX Communications, Inc., Class A*^ ..................      19,100       530,789
Reed Elsevier plc ....................................     125,830     1,223,113
Time Warner, Inc.* ...................................     169,920     2,987,193
Tribune Co. ..........................................      27,940     1,272,388
Viacom, Inc., Class B ................................     169,670     6,060,612
Walt Disney Co. ......................................      11,300       288,037
Westwood One, Inc.* ..................................      20,000       476,000
                                                                     -----------
                                                                      22,444,897
                                                                     -----------
Multiline Retail (0.9%)
Target Corp. .........................................      72,250     3,068,458
                                                                     -----------
Specialty Retail (1.9%)
Bed Bath & Beyond, Inc.* .............................      25,000       961,250
Best Buy Co., Inc. ...................................       7,000       355,180
Home Depot, Inc. .....................................      64,400     2,266,880
Lowe's Cos., Inc. ....................................      28,900     1,518,695
TJX Cos., Inc. .......................................      39,200       946,288
                                                                     -----------
                                                                       6,048,293
                                                                     -----------
   Total Consumer Discretionary ......................                40,964,500
                                                                     -----------
Consumer Staples (7.0%)
Beverages (0.4%)
Coca-Cola Co. ........................................       9,700       489,656
Diageo plc ...........................................      37,410       504,413
PepsiCo, Inc. ........................................       4,220       227,374
                                                                     -----------
                                                                       1,221,443
                                                                     -----------
Food Products (2.5%)
Archer-Daniels-Midland Co. ...........................     284,580     4,775,252
H.J. Heinz Co. .......................................      26,810     1,050,952
Kellogg Co. ..........................................      42,940     1,797,039
Sara Lee Corp. .......................................      30,400       698,896
                                                                     -----------
                                                                       8,322,139
                                                                     -----------
Household Products (1.2%)
Kimberly-Clark Corp. .................................      30,990     2,041,621
Procter & Gamble Co. .................................      38,000     2,068,720
                                                                     -----------
                                                                       4,110,341
                                                                     -----------
Personal Products (0.7%)
Avon Products, Inc. ..................................      47,680     2,199,955
                                                                     -----------
Tobacco (2.2%)
Altria Group, Inc. ...................................     132,180     6,615,609
Loews Corp.- Carolina Group ..........................      28,200   $   692,310
                                                                     -----------
                                                                       7,307,919
                                                                     -----------
   Total Consumer Staples ............................                23,161,797
                                                                     -----------
Energy (11.9%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc. ...................................      36,100     1,359,165
GlobalSantaFe Corp. ..................................       8,200       217,300
Halliburton Co. ......................................      20,000       605,200
Nabors Industries Ltd.* ..............................      12,000       542,640
Noble Corp.* .........................................      22,590       855,935
Schlumberger Ltd. ....................................       9,420       598,264
                                                                     -----------
                                                                       4,178,504
                                                                     -----------
Oil & Gas (10.6%)
Apache Corp. .........................................      14,500       631,475
BP plc (ADR) .........................................     126,870     6,796,426
ChevronTexaco Corp. ..................................       9,800       922,278
ConocoPhillips .......................................     140,479    10,717,143
Devon Energy Corp. ...................................       6,800       448,800
EOG Resources, Inc. ..................................       8,500       507,535
Exxon Mobil Corp. ....................................      81,690     3,627,853
Marathon Oil Co. .....................................      90,891     3,439,315
Noble Energy, Inc. ...................................      44,200     2,254,200
Occidental Petroleum Corp. ...........................      65,250     3,158,753
Total S.A. (ADR) .....................................      13,140     1,262,491
Unocal Corp. .........................................      36,770     1,397,260
                                                                     -----------
                                                                      35,163,529
                                                                     -----------
   Total Energy ......................................                39,342,033
                                                                     -----------
Financials (25.9%)
Capital Markets (6.6%)
Franklin Resources, Inc. .............................      12,000       600,960
Goldman Sachs Group, Inc. ............................      24,720     2,327,635
J.P. Morgan Chase & Co. ..............................     193,950     7,519,441
Lehman Brothers Holdings, Inc. .......................      14,300     1,076,075
Mellon Financial Corp. ...............................      59,290     1,738,976
Merrill Lynch & Co., Inc. ............................      50,860     2,745,423
Morgan Stanley .......................................     110,200     5,815,254
                                                                     -----------
                                                                      21,823,764
                                                                     -----------
Commercial Banks (8.1%)
Bank of America Corp. ................................     166,902    14,123,247
Bank One Corp. .......................................      77,770     3,966,270
PNC Financial Services Group, Inc. ...................      25,400     1,348,232
SouthTrust Corp. .....................................      12,250       475,423
SunTrust Banks, Inc. .................................      36,990     2,403,980
Wells Fargo & Co. ....................................      75,800     4,338,034
                                                                     -----------
                                                                      26,655,186
                                                                     -----------
Consumer Finance (0.7%)
American Express Co. .................................      23,990     1,232,606
MBNA Corp. ...........................................      38,800     1,000,652
                                                                     -----------
                                                                       2,233,258
                                                                     -----------
Diversified Financial Services (3.8%)
Citigroup, Inc. ......................................     270,350    12,571,275
                                                                     -----------
Insurance (5.5%)
Ace Ltd. .............................................      49,200     2,080,176
AFLAC, Inc. ..........................................       9,300       379,533
Allstate Corp. .......................................      39,340     1,831,277
American International Group, Inc. ...................      47,500     3,385,800
Axis Capital Holdings Ltd. ...........................      30,200       845,600
Chubb Corp. ..........................................       6,870       468,397
Hartford Financial Services Group, Inc. ..............      14,860     1,021,476
Marsh & McLennan Cos., Inc. ..........................       5,400       245,052
Metlife, Inc. ........................................      71,110     2,549,294

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. ........................     130,580   $ 5,293,713
                                                                     -----------
                                                                      18,100,318
                                                                     -----------
Thrifts & Mortgage Finance (1.2%)
Fannie Mae ...........................................      58,620     4,183,123
                                                                     -----------
   Total Financials ..................................                85,566,924
                                                                     -----------
Health Care (10.4%)
Health Care Equipment & Supplies (1.4%)
Alcon, Inc. ..........................................       3,200       251,680
Baxter International, Inc. ...........................      76,400     2,636,564
Boston Scientific Corp.* .............................      33,100     1,416,680
Guidant Corp. ........................................       3,720       207,874
                                                                     -----------
                                                                       4,512,798
                                                                     -----------
Health Care Providers & Services (2.0%)
Anthem, Inc.*^ .......................................       5,500       492,580
Caremark Rx, Inc.* ...................................      28,400       935,496
HCA, Inc. ............................................      23,700       985,683
Health Management Associates, Inc., Class A^ .........      50,000     1,121,000
WellPoint Health Networks, Inc.* .....................      29,300     3,281,893
                                                                     -----------
                                                                       6,816,652
                                                                     -----------
Pharmaceuticals (7.0%)
Abbott Laboratories ..................................      31,400     1,279,864
Aventis S.A. (ADR)^ ..................................      70,300     5,347,721
Eli Lilly & Co. ......................................       5,000       349,550
Forest Laboratories, Inc.* ...........................      22,000     1,245,860
GlaxoSmithKline plc (ADR)^ ...........................     128,050     5,308,953
Johnson & Johnson ....................................      41,120     2,290,384
Merck & Co., Inc. ....................................      12,300       584,250
Novartis AG (Registered) .............................      18,800       829,368
Pfizer, Inc. .........................................     111,680     3,828,390
Roche Holding AG .....................................      11,140     1,102,970
Wyeth ................................................      24,800       896,768
                                                                     -----------
                                                                      23,064,078
                                                                     -----------
   Total Health Care .................................                34,393,528
                                                                     -----------
Industrials (11.1%)
Aerospace & Defense (1.4%)
Lockheed Martin Corp. ................................      39,800     2,072,784
Northrop Grumman Corp. ...............................      38,540     2,069,598
United Technologies Corp. ............................       4,400       402,512
                                                                     -----------
                                                                       4,544,894
                                                                     -----------
Building Products (0.5%)
American Standard Cos., Inc.* ........................      21,300       858,603
Masco Corp. ..........................................      19,900       620,482
                                                                     -----------
                                                                       1,479,085
                                                                     -----------
Commercial Services & Supplies (3.3%)
Cendant Corp. ........................................     241,700     5,916,816
Corinthian Colleges, Inc.* ...........................      15,700       388,418
Waste Management, Inc. ...............................     152,050     4,660,332
                                                                     -----------
                                                                      10,965,566
                                                                     -----------
Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A ......................       6,800       403,988
Emerson Electric Co. .................................      20,830     1,323,747
                                                                     -----------
                                                                       1,727,735
                                                                     -----------
Industrial Conglomerates (3.3%)
3M Co. ...............................................      13,400     1,206,134
General Electric Co. .................................     181,200     5,870,880
Tyco International Ltd. ..............................     118,850     3,938,689
                                                                     -----------
                                                                      11,015,703
                                                                     -----------
Machinery (1.0%)
Deere & Co. ..........................................      41,260     2,893,976
Ingersoll-Rand Co., Class A ..........................       4,200       286,902
                                                                     -----------
                                                                       3,180,878
                                                                     -----------
Road & Rail (1.1%)
Burlington Northern Santa Fe Corp. ...................      45,900     1,609,713
Union Pacific Corp. ..................................      33,070   $ 1,966,012
                                                                     -----------
                                                                       3,575,725
                                                                     -----------
Trading Companies & Distributors (0.0%)
Finning International, Inc. ..........................       4,400       109,118
                                                                     -----------
   Total Industrials .................................                36,598,704
                                                                     -----------
Information Technology (7.7%)
Computers & Peripherals (2.7%)
EMC Corp.* ...........................................      85,900       979,260
Hewlett-Packard Co. ..................................     120,100     2,534,110
International Business Machines Corp. ................      62,300     5,491,745
                                                                     -----------
                                                                       9,005,115
                                                                     -----------
IT Services (0.6%)
Accenture Ltd., Class A* .............................      25,200       692,496
Affiliated Computer Services, Inc., Class A* .........      11,200       592,928
Fiserv, Inc.* ........................................      14,700       571,683
                                                                     -----------
                                                                       1,857,107
                                                                     -----------
Semiconductors & Semiconductor Equipment (1.2%)
Applied Materials, Inc.* .............................      16,400       321,768
Broadcom Corp., Class A* .............................      30,000     1,403,100
Marvell Technology Group Ltd.* .......................      63,200     1,687,440
Novellus Systems, Inc.* ..............................      18,200       572,208
                                                                     -----------
                                                                       3,984,516
                                                                     -----------
Software (3.2%)
Microsoft Corp. ......................................     339,220     9,688,123
VERITAS Software Corp.* ..............................      30,000       831,000
                                                                     -----------
                                                                      10,519,123
                                                                     -----------
   Total Information Technology ......................                25,365,861
                                                                     -----------
Materials (3.8%)
Chemicals (2.8%)
Air Products & Chemicals, Inc. .......................      54,590     2,863,245
Dow Chemical Co. .....................................      23,680       963,776
DuPont (E.I.) de Nemours & Co. .......................      36,600     1,625,772
Monsanto Co. .........................................      25,300       974,050
PPG Industries, Inc. .................................      26,000     1,624,740
Praxair, Inc. ........................................       8,860       353,603
Syngenta AG* .........................................       9,640       808,208
                                                                     -----------
                                                                       9,213,394
                                                                     -----------
Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.* .......................      24,160       481,992
                                                                     -----------
Metals & Mining (0.3%)
Alcoa, Inc. ..........................................      24,900       822,447
                                                                     -----------
Paper & Forest Products (0.6%)
Bowater, Inc. ........................................      10,020       416,732
International Paper Co. ..............................      35,110     1,569,417
                                                                     -----------
                                                                       1,986,149
                                                                     -----------
   Total Materials ...................................                12,503,982
                                                                     -----------
Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.1%)
BellSouth Corp. ......................................      20,000       524,400
SBC Communications, Inc. .............................      58,870     1,427,598
Sprint Corp. (FON Group) .............................      90,400     1,591,040
Verizon Communications, Inc. .........................      87,800     3,177,482
                                                                     -----------
                                                                       6,720,520
                                                                     -----------
Wireless Telecommunication Services (0.3%)
Vodafone Group plc ...................................     457,800     1,002,491
                                                                     -----------
   Total Telecommunication Services ..................                 7,723,011
                                                                     -----------
Utilities (5.6%)
Electric Utilities (4.1%)
Ameren Corp. .........................................       6,070       260,767

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Cinergy Corp. .......................................      15,400   $    585,200
Dominion Resources, Inc. ............................      15,500        977,740
Entergy Corp. .......................................     163,250      9,143,633
Exelon Corp. ........................................       7,800        259,662
FirstEnergy Corp. ...................................       6,630        248,028
FPL Group, Inc.^ ....................................       1,700        108,715
NSTAR^ ..............................................       5,460        261,425
PPL Corp. ...........................................      16,380        751,842
TXU Corp. ...........................................      24,390        988,039
                                                                    ------------
                                                                      13,585,051
                                                                    ------------
Gas Utilities (0.1%)
KeySpan Corp.^ ......................................      10,140        372,138
                                                                    ------------
Multi-Utilities & Unregulated Power (1.4%)
Energy East Corp. ...................................      23,220        563,085
National Fuel Gas Co. ...............................      10,490        262,250
Public Service Enterprise Group, Inc.^ ..............       90,40      3,618,712
                                                                    ------------
                                                                       4,444,047
                                                                    ------------
   Total Utilities ..................................                 18,401,236
                                                                    ------------
Total Common Stocks (98.2%)
   (Cost $297,505,529) ..............................                324,021,576
                                                                    ------------

                                                      Principal
                                                        Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (3.1%)
ABN-Amro Bank N.V.
   1.17%, 12/30/04 ...............................   $   319,919        319,919
Allied Irish Bank plc
   1.14%, 12/20/04 ...............................       319,918        319,918
Bank Nederlandse Gemeenten N.V.
   1.10%, 8/9/04 .................................       319,918        319,918
Bavaria Universal Funding Corp.
   1.09%, 7/2/04 .................................       168,932        168,932
Bayerische Landesbank NY
   1.12%, 7/20/04 ................................        65,415         65,415
Caja de Madrid
   1.23%, 10/22/04 ...............................       319,918        319,918
Citigroup Global Markets, Inc.
   1.57%, 7/7/04 (l) .............................       319,918        319,918
Deutsche Bank Securities, Inc.
   1.23%, 8/2/04 .................................       319,918        319,918
Dexia Credit Local
   1.26%, 8/31/04 ................................       319,918        319,918
Dorada Finance, Inc.
   1.06%, 7/12/04 ................................       319,024        319,024
Dresdner Bank AG
   1.11%, 7/21/04 ................................       319,918        319,918
Four Winds Funding Corp.
   1.20%, 7/1/04 .................................       319,609        319,609
Greenwich Capital Markets, Inc.
   1.57%, 7/1/04 .................................     3,293,497      3,293,497
Hartford Life, Inc.
   1.24%, 6/30/05 (l) ............................   $   102,374   $    102,374
Household Finance Corp.
   1.13%, 7/12/04 ................................       319,105        319,105
Irish Life and Permanent plc
   1.13%, 8/3/04 .................................       178,185        178,185
Lehman Brothers, Inc.
   1.68%, 9/30/04 (l) ............................        44,789         44,789
National Rural Utilities Cooperative Finance Corp.
   1.30%, 8/2/04 .................................       255,556        255,556
New York Life Insurance Co.
   1.22%, 9/30/04 (l) ............................       319,918        319,918
Nordea Bank New York
   1.10%, 9/6/05 (l) .............................       319,727        319,727
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 ................................       319,918        319,918
Sun Trust Bank
   1.25%, 5/17/06 (l) ............................       319,918        319,918
Ulster Bank Ireland Ltd.
   1.33%, 8/17/04 ................................       319,918        319,918
UniCredito Italiano Milan S.p.A.
   1.11%, 7/28/04 ................................       319,918        319,918
Wachovia Bank N.A.
   1.56%, 11/15/04 (l) ...........................       243,242        243,242
Wells Fargo Bank N.A.
   1.10%, 8/10/04 ................................       319,918        319,918
                                                                   ------------
                                                                     10,108,308
                                                                   ------------
Time Deposit (3.3%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 .................................    10,896,657     10,896,657
                                                                   ------------
Total Short-Term Debt Securities (6.4%)
   (Amortized Cost $21,004,965) ..................                   21,004,965
                                                                   ------------
Total Investments (104.6%)
   (Cost/Amortized Cost $318,510,494) ............                  345,026,541
Other Assets Less Liabilities (-4.6%) ............                  (15,259,851)
                                                                   ------------
Net Assets (100%) ................................                 $329,766,690
                                                                   ============

----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $225,962,740
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    168,176,824

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 30,290,050
Aggregate gross unrealized depreciation ........................     (3,774,003)
                                                                   ------------
Net unrealized appreciation ....................................   $ 26,516,047
                                                                   ============
Federal income tax cost of investments .........................   $318,510,494
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $9,925,839. This was secured by collateral of $10,108,308 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $8,133 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (0.5%)
Autoliv, Inc. ........................................       6,200   $   261,640
BorgWarner, Inc.^ ....................................      73,300     3,208,341
Gentex Corp. .........................................       5,200       206,336
                                                                     -----------
                                                                       3,676,317
                                                                     -----------
Automobiles (0.1%)
Winnebago Industries, Inc.^ ..........................      29,900     1,114,672
                                                                     -----------
Hotels, Restaurants & Leisure (3.6%)
Alliance Gaming Corp.*^ ..............................      51,800       888,888
Argosy Gaming Co.* ...................................      61,100     2,297,360
Chicago Pizza & Brewery, Inc.*^ ......................      45,400       690,534
Four Seasons Hotels, Inc.^ ...........................      51,300     3,088,773
La Quinta Corp.* .....................................     114,100       958,440
Mandalay Resort Group ................................       1,000        68,640
Panera Bread Co., Class A*^ ..........................      37,400     1,341,912
Penn National Gaming, Inc.* ..........................      58,500     1,942,200
Red Robin Gourmet Burgers*^ ..........................      12,800       350,336
Royal Caribbean Cruises Ltd.^ ........................     164,100     7,123,581
Ruby Tuesday, Inc. ...................................      81,100     2,226,195
Station Casinos, Inc. ................................      92,000     4,452,800
                                                                     -----------
                                                                      25,429,659
                                                                     -----------
Household Durables (0.3%)
Tempur-Pedic International, Inc.* ....................     149,000     2,087,490
                                                                     -----------
Internet & Catalog Retail (0.2%)
J. Jill Group, Inc.* .................................      50,900     1,200,731
                                                                     -----------
Leisure Equipment & Products (1.1%)
Brunswick Corp. ......................................      73,900     3,015,120
Leapfrog Enterprises, Inc.*^ .........................      46,100       916,929
Marvel Enterprises, Inc.*^ ...........................     202,400     3,950,848
                                                                     -----------
                                                                       7,882,897
                                                                     -----------
Media (3.2%)
Acme Communications, Inc.* ...........................      12,800        88,320
Citadel Broadcasting Corp.*^ .........................     174,800     2,546,836
Cumulus Media, Inc., Class A* ........................      59,400       998,514
Dow Jones & Co., Inc. ................................       2,200        99,220
Entercom Communications Corp.* .......................       5,300       197,690
Entravision Communications Corp.* ....................     145,700     1,118,976
Getty Images, Inc.* ..................................      95,800     5,748,000
Radio One, Inc., Class D*^ ...........................     195,300     3,126,753
UnitedGlobalCom, Inc., Class A*^ .....................     309,800     2,249,148
Univision Communications, Inc., Class A* .............     113,200     3,614,476
XM Satellite Radio Holdings, Inc., Class A*^ .........      97,700     2,666,233
                                                                     -----------
                                                                      22,454,166
                                                                     -----------
Multiline Retail (0.9%)
Dollar Tree Stores, Inc.* ............................       7,500       205,725
Family Dollar Stores, Inc. ...........................       6,200       188,604
Fred's, Inc.^ ........................................      60,000     1,325,400
Tuesday Morning Corp.* ...............................     153,800     4,460,200
                                                                     -----------
                                                                       6,179,929
                                                                     -----------
Specialty Retail (2.7%)
AnnTaylor Stores Corp.* ..............................     183,350     5,313,483
AutoZone, Inc.* ......................................       2,700       216,270
Casual Male Retail Group, Inc.*^ .....................      97,800       713,940
Cost Plus, Inc.*  ....................................      52,800     1,713,360
Dick's Sporting Goods, Inc.*^ ........................      89,500     2,984,825
Gymboree Corp.*^ .....................................      13,400       205,824
HOT Topic, Inc.*^ ....................................      65,400     1,340,046
Pier 1 Imports, Inc. .................................       8,900       157,441
Regis Corp. ..........................................      29,100     1,297,569
Ross Stores, Inc. ....................................       6,000   $   160,560
Tiffany & Co. ........................................       2,600        95,810
Tractor Supply Co.* ..................................      44,900     1,877,718
Weight Watchers International, Inc.*^ ................       5,200       203,528
Williams-Sonoma, Inc.* ...............................      92,100     3,035,616
                                                                     -----------
                                                                      19,315,990
                                                                     -----------
Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.* .........................................      61,900     2,797,261
Columbia Sportswear Co.*^ ............................      50,200     2,741,924
Fossil, Inc.* ........................................     137,200     3,738,700
Polo Ralph Lauren Corp. ..............................       6,200       213,590
                                                                     -----------
                                                                       9,491,475
                                                                     -----------
   Total Consumer Discretionary ......................                98,833,326
                                                                     -----------
Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Performance Food Group Co.* ..........................      14,500       384,830
                                                                     -----------
Food Products (0.1%)
Bunge Ltd. ...........................................       8,200       319,308
Dean Foods Co.* ......................................       6,200       231,322
                                                                     -----------
                                                                         550,630
                                                                     -----------
Personal Products (0.0%)
NBTY, Inc.* ..........................................       3,300        96,987
                                                                     -----------
   Total Consumer Staples ............................                 1,032,447
                                                                     -----------
Energy (5.6%)
Energy Equipment & Services (3.8%)
Cal Dive International, Inc.* ........................      92,600     2,807,632
ENSCO International, Inc. ............................     112,200     3,265,020
FMC Technologies, Inc.* ..............................      73,300     2,111,040
GlobalSantaFe Corp. ..................................     137,600     3,646,400
Grant Prideco, Inc.* .................................     209,500     3,867,370
National-Oilwell, Inc.* ..............................      86,700     2,730,183
Patterson-UTI Energy, Inc. ...........................     229,100     7,654,231
Rowan Cos., Inc.*  ...................................       4,900       119,217
Superior Energy Services, Inc.* ......................      94,200       946,710
Varco International, Inc.* ...........................      12,500       273,625
                                                                     -----------
                                                                      27,421,428
                                                                     -----------
Oil & Gas (1.8%)
Denbury Resources, Inc.* .............................      34,900       731,155
Newfield Exploration Co.* ............................      73,000     4,069,020
Noble Energy, Inc. ...................................      43,000     2,193,000
Spinnaker Exploration Co.* ...........................      63,700     2,508,506
XTO Energy, Inc. .....................................     105,750     3,150,292
                                                                     -----------
                                                                      12,651,973
                                                                     -----------
   Total Energy ......................................                40,073,401
                                                                     -----------
Financials (5.6%)
Capital Markets (1.6%)
A.G. Edwards, Inc. ...................................      58,900     2,004,367
Affiliated Managers Group, Inc.*^ ....................      40,100     2,019,837
Ameritrade Holding Corp.* ............................      15,700       178,195
BlackRock, Inc., Class A .............................      48,500     3,095,755
Federated Investors, Inc., Class B ...................       9,800       297,332
Greenhill & Co., Inc.* ...............................       4,300        89,913
Investors Financial Services Corp.^ ..................      52,800     2,301,024
Jeffries Group, Inc. .................................      23,700       732,804
National Financial Partners Corp. ....................      24,800       874,696
                                                                     -----------
                                                                      11,593,923
                                                                     -----------
Commercial Banks (1.8%)
Cathay General Bancorp^ ..............................      19,900     1,327,330
City National Corp. ..................................       4,300       282,510
Commerce Bancorp, Inc.^ ..............................       3,600       198,036
Cullen/Frost Bankers, Inc. ...........................       5,200       232,700
CVB Financial Corp.^ .................................      28,040       610,711
East-West Bancorp, Inc. ..............................      41,000     1,258,700

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
First State Bancorp .................................      33,823   $  1,039,043
Greater Bay Bancorp^ ................................      67,200      1,942,080
National Commerce Financial Corp. ...................       8,200        266,500
Southwest Bancorporation of Texas, Inc.^ ............      89,100      3,931,092
Texas Regional Bancshares, Inc., Class A ............       5,200        238,732
UCBH Holdings, Inc. .................................       3,100        122,512
Umpqua Holdings Corp. ...............................      62,300      1,307,677
                                                                    ------------
                                                                      12,757,623
                                                                    ------------
Consumer Finance (0.0%)
Providian Financial Corp.* ..........................      14,400        211,248
                                                                    ------------
Diversified Financial Services (1.4%)
CapitalSource, Inc.*^ ...............................     157,500      3,850,875
Chicago Mercantile Exchange^ ........................         610         88,065
CIT Group, Inc. .....................................      92,500      3,541,825
eSpeed, Inc., Class A* ..............................      28,300        499,495
Financial Federal Corp.*^ ...........................      51,500      1,815,890
Moody's Corp. .......................................       4,400        284,504
                                                                    ------------
                                                                      10,080,654
                                                                    ------------
Insurance (0.3%)
American Medical Security Group, Inc.* ..............      13,700        373,325
Gallagher (Arthur J.) & Co. .........................       6,700        204,015
IPC Holdings Ltd. ...................................      34,600      1,277,778
                                                                    ------------
                                                                       1,855,118
                                                                    ------------
Real Estate (0.3%)
Jones Lang LaSalle, Inc.* ...........................      91,100      2,468,810
                                                                    ------------
Thrifts & Mortgage Finance (0.2%)
Farmer Mac, Class C*^ ...............................      12,500        299,125
First Niagara Financial Group, Inc. .................      51,700        620,400
Franklin Bank Corp./Houston, Texas*^ ................      13,000        205,660
                                                                    ------------
                                                                       1,125,185
                                                                    ------------
   Total Financials .................................                 40,092,561
                                                                    ------------
Health Care (18.8%)
Biotechnology (4.8%)
Amylin Pharmaceuticals, Inc.*^ ......................       2,000         45,600
Angiotech Pharmaceuticals, Inc.* ....................     127,900      2,577,185
Celgene Corp.*^ .....................................       2,200        125,972
Exelixis, Inc.* .....................................       2,300         23,207
Eyetech Pharmaceuticals, Inc.*^ ....................       65,300      2,802,676
Human Genome Sciences, Inc.* ........................     104,500      1,215,335
InterMune, Inc.*^ ...................................      75,600      1,165,752
Martek Biosciences Corp.*^ ..........................      64,300      3,611,731
Millennium Pharmaceuticals, Inc.* ...................      13,400        184,920
Neurocrine Biosciences, Inc.*^ ......................      44,200      2,291,770
NPS Pharmaceuticals, Inc.*^ .........................     153,300      3,219,300
OraSure Technologies, Inc.*^ ........................     199,000      1,936,270
OSI Pharmaceuticals, Inc.* ..........................      31,600      2,225,904
Pharmion Corp. ......................................      27,900      1,364,868
Protein Design Labs, Inc.*^ .........................     255,300      4,883,889
Techne Corp.*^ ......................................      60,200      2,615,690
Telik, Inc.* ........................................      74,800      1,785,476
Trimeris, Inc.*^ ....................................      78,700      1,135,641
Vicuron Pharmaceuticals, Inc.* ......................      80,900      1,016,104
                                                                    ------------
                                                                      34,227,290
                                                                    ------------
Health Care Equipment & Supplies (5.7%)
Advanced Neuromodulation Systems, Inc.*^ ............         300          9,840
American Medical Systems Holdings, Inc.* ............      79,500      2,679,150
Bard (C.R.), Inc. ...................................       3,740   $    211,871
Cooper Cos., Inc. ...................................      61,400      3,878,638
CTI Molecular Imaging, Inc.*^ .......................      50,100        710,418
Cytyc Corp.* ........................................     169,100      4,290,067
Dentsply International, Inc. ........................       3,600        187,560
Fisher Scientific International, Inc.*^ .............       5,100        294,525
Inamed Corp.*^ ......................................     108,634      6,827,647
Kinetic Concepts, Inc.* .............................     107,450      5,361,755
Merit Medical Systems, Inc.*^ .......................      71,167      1,133,690
Millipore Corp.* ....................................      41,200      2,322,444
Nektar Therapeutics*^ ...............................     111,900      2,233,524
Steris Corp.* .......................................      83,600      1,886,016
Varian Medical Systems, Inc.* .......................      47,700      3,784,995
Wilson Greatbatch Technologies, Inc.*^ ..............      52,500      1,467,375
Zimmer Holdings, Inc.* ..............................      36,100      3,184,020
                                                                    ------------
                                                                      40,463,535
                                                                    ------------
Health Care Providers & Services (5.5%)
Accredo Health, Inc.*^ ..............................      83,400      3,248,430
Aetna, Inc. .........................................       2,700        229,500
AmerisourceBergen Corp. .............................       4,900        292,922
Amsurg Corp.*^ ......................................      25,750        647,098
Andrx Corp.* ........................................      31,600        882,588
Caremark Rx, Inc.* ..................................     111,300      3,666,222
Coventry Health Care, Inc.* .........................       7,200        352,080
eResearch Technology, Inc.*^ ........................      77,000      2,156,000
Express Scripts, Inc.* ..............................      50,800      4,024,884
Health Net, Inc.* ...................................      10,000        265,000
IDX Systems Corp.* ..................................      28,200        899,298
LabOne, Inc.*^ ......................................     128,700      4,090,086
LifePoint Hospitals, Inc.*^ .........................      21,400        796,508
Molina Healthcare, Inc.*^ ...........................       9,800        374,164
Omnicare, Inc. ......................................     145,200      6,216,012
Parexel International Corp.* ........................      66,000      1,306,800
Pharmaceutical Product Development, Inc.*^ ..........      38,800      1,232,676
RehabCare Group, Inc.* ..............................      53,700      1,430,031
Select Medical Corp. ................................      41,400        555,588
Sierra Health Services, Inc.*^ ......................      68,100      3,044,070
Symbion, Inc.*^ .....................................      19,000        331,740
United Surgical Partners International, Inc.*^ ......      12,600        497,322
VCA Antech, Inc.*^ ..................................      47,400      2,124,468
                                                                    ------------
                                                                      38,663,487
                                                                    ------------
Pharmaceuticals (2.8%)
Alpharma, Inc., Class A .............................      45,300        927,744
Elan Corp. plc (ADR)*^ ..............................     113,200      2,800,568
Impax Laboratories, Inc.* ...........................     145,700      2,823,666
IVAX Corp.* .........................................      10,000        239,900
Medicines Co.*^ .....................................      43,100      1,314,981
Medicis Pharmaceutical Corp., Class A ...............      82,900      3,311,855
MGI Pharma, Inc.*^ ..................................     233,900      6,317,639
Taro Pharmaceuticals Industries Ltd.*^ ..............      51,400      2,235,900
Watson Pharmaceuticals, Inc.* .......................       4,900        131,810
                                                                    ------------
                                                                      20,104,063
                                                                    ------------
   Total Health Care ................................                133,458,375
                                                                    ------------
Industrials (16.6%)
Aerospace & Defense (0.9%)
Empresa Brasileira de Aeronautica S.A. (ADR) ........       9,100        260,169
L-3 Communications Holdings, Inc. ...................      59,900      4,001,320
Rockwell Collins, Inc. ..............................       6,700        223,244

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
United Defense Industries, Inc.* ....................      56,100   $  1,963,500
                                                                    ------------
                                                                       6,448,233
                                                                    ------------
Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.^ ......................       6,700        307,128
Expeditors International of Washington, Inc. ........      90,700      4,481,487
Forward Air Corp.* ..................................      91,500      3,422,100
Hunt (J.B.) Transport Services, Inc. ................       3,000        115,740
                                                                    ------------
                                                                       8,326,455
                                                                    ------------
Airlines (0.5%)
Southwest Airlines Co. ..............................     231,800      3,887,286
                                                                    ------------
Commercial Services & Supplies (7.6%)
Allied Waste Industries, Inc.* ......................      18,300        241,194
CDI Corp.^ ..........................................      62,600      2,165,960
Cintas Corp. ........................................      77,700      3,703,959
Corinthian Colleges, Inc.* ..........................     184,850      4,573,189
Corporate Executive Board Co.^ ......................      41,900      2,421,401
Education Management Corp.* .........................     177,500      5,832,650
Jackson Hewitt Tax Service, Inc.*^ ..................      62,400      1,092,000
LECG Corp.* .........................................      20,400        353,124
Manpower, Inc. ......................................     197,300     10,016,921
Monster Worldwide, Inc.*^ ...........................     160,500      4,128,060
NCO Group, Inc.* ....................................      67,600      1,804,244
PRG-Schultz International, Inc.*^ ...................     206,100      1,127,367
Resources Connection, Inc.*^ ........................      44,100      1,724,751
Robert Half International, Inc. .....................       9,600        285,792
Stericycle, Inc.* ...................................     126,800      6,560,632
Strayer Education, Inc.^ ............................      64,750      7,224,157
University of Phoenix Online* .......................       2,700        236,493
Waste Connections, Inc.* ............................      20,500        608,030
                                                                    ------------
                                                                      54,099,924
                                                                    ------------
Construction & Engineering (0.6%)
Dycom Industries, Inc.* .............................     163,400      4,575,200
                                                                    ------------
Electrical Equipment (0.9%)
Ametek, Inc. ........................................      29,100        899,190
C&D Technology, Inc.^ ...............................      49,000        873,670
Rockwell Automation, Inc. ...........................      96,500      3,619,715
Roper Industries, Inc.^ .............................      23,400      1,331,460
                                                                    ------------
                                                                       6,724,035
                                                                    ------------
Machinery (2.8%)
Briggs & Stratton Corp. .............................      12,400      1,095,540
Crane Co. ...........................................      34,200      1,073,538
Cuno, Inc.* .........................................      24,700      1,317,745
Flowserve Corp.* ....................................     103,400      2,578,796
Idex Corp.^ .........................................     108,150      3,714,953
Manitowoc Co., Inc. .................................      30,800      1,042,580
Navistar International Corp.* .......................     111,408      4,318,174
Oshkosh Truck Corp. .................................      41,300      2,366,903
Pall Corp. ..........................................      12,000        314,280
Pentair, Inc. .......................................       7,400        248,936
Reliance Steel & Aluminum Co. .......................      35,800      1,443,456
                                                                    ------------
                                                                      19,514,901
                                                                    ------------
Road & Rail (1.2%)
Knight Transportation, Inc.*^ .......................      50,000      1,436,500
Landstar System, Inc.* ..............................      65,600      3,468,272
Werner Enterprises, Inc. ............................     162,275      3,424,003
                                                                    ------------
                                                                       8,328,775
                                                                    ------------
Trading Companies & Distributors (0.9%)
Fastenal Co. ........................................      51,200      2,909,696
MSC Industrial Direct Co., Class A^ .................      99,900      3,280,716
                                                                    ------------
                                                                       6,190,412
                                                                    ------------
   Total Industrials ................................                118,095,221
                                                                    ------------
Information Technology (33.1%)
Communications Equipment (2.5%)
Adaptec, Inc.*^ .....................................     130,100   $  1,100,646
Advanced Fibre Communications, Inc.* ................      53,000      1,070,600
Avaya, Inc.* ........................................      16,000        252,640
Avocent Corp.* ......................................     124,300      4,566,782
Comverse Technology, Inc.* ..........................     238,400      4,753,696
F5 Networks, Inc.*^ .................................      35,900        950,632
Polycom, Inc.* ......................................     179,359      4,019,435
Research In Motion Ltd.* ............................       2,400        164,256
ViaSat, Inc.* .......................................      43,900      1,095,305
                                                                    ------------
                                                                      17,973,992
                                                                    ------------
Computers & Peripherals (0.4%)
Drexler Technology Corp.*^ ..........................      29,100        387,903
Network Appliance, Inc.* ............................      89,800      1,933,394
Overland Storage, Inc.* .............................      59,900        796,071
                                                                    ------------
                                                                       3,117,368
                                                                    ------------
Electronic Equipment & Instruments (7.8%)
Amphenol Corp., Class A* ............................     130,800      4,358,256
CDW Corp.^ ..........................................      60,800      3,876,608
Coherent, Inc.*^ ....................................      52,900      1,579,065
Electro Scientific Industries, Inc.*^ ...............     116,100      3,286,791
Flir Systems, Inc.*^ ................................      73,300      4,024,170
Jabil Circuit, Inc.* ................................     145,150      3,654,877
KEMET Corp.* ........................................      87,800      1,072,916
Mettler-Toledo International, Inc.* .................      44,900      2,206,386
National Instruments Corp. ..........................     209,900      6,433,435
Photon Dynamics, Inc.*^ .............................      34,400      1,206,408
Scansource, Inc.*^ ..................................      72,800      4,325,776
Tektronix, Inc. .....................................     365,200     12,424,104
Thermo Electron Corp.* ..............................     111,000      3,412,140
Trimble Navigation Ltd.*^ ...........................      51,750      1,438,133
Varian, Inc.* .......................................      37,100      1,563,765
Waters Corp.* .......................................       6,700        320,126
                                                                    ------------
                                                                      55,182,956
                                                                    ------------
Internet Software & Services (1.9%)
aQuantive, Inc.^ ....................................     110,300      1,089,764
Ask Jeeves, Inc.*^ ..................................       4,500        175,635
DoubleClick, Inc.*^ .................................      15,300        118,881
Entrust Technologies, Inc.* .........................     226,800      1,020,600
InfoSpace, Inc.*^ ...................................       1,900         72,276
Sina Corp.*^ ........................................     148,500      4,899,015
Tumbleweed Communications Corp.*^ ...................     110,100        469,026
ValueClick, Inc.*^ ..................................      50,900        609,782
VeriSign, Inc.* .....................................     144,800      2,881,520
WebEx Communications, Inc.*^ ........................      66,200      1,440,512
webMethods, Inc.*^ ..................................      33,500        287,095
                                                                    ------------
                                                                      13,064,106
                                                                    ------------
IT Services (4.0%)
Affiliated Computer Services, Inc., Class A* ........       3,200        169,408
Alliance Data Systems Corp.* ........................      95,500      4,034,875
Anteon International Corp.* .........................      70,300      2,293,186
BearingPoint, Inc.* .................................     116,800      1,036,016
Cognizant Technology Solutions Corp., Class A* ......     257,200      6,535,452
Global Payments, Inc. ...............................     130,000      5,852,600
Hewitt Associates, Inc., Class A* ...................       6,100        167,750
Iron Mountain, Inc.*^ ...............................     152,500      7,359,650
Maximus, Inc.* ......................................      32,500      1,152,450
                                                                    ------------
                                                                      28,601,387
                                                                    ------------
Semiconductors & Semiconductor Equipment (6.7%)

Actel Corp.* ........................................     103,500      1,914,750

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Number of        Value
                                                         Shares        (Note 1)
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc.*^ ................        90,500   $  1,422,660
Altera Corp.* .....................................        10,800        239,976
AMIS Holdings, Inc.* ..............................       152,100      2,573,532
ASML Holding N.V (N.Y. Shares)* ...................        12,900        220,719
ATI Technologies, Inc.*^ ..........................       139,100      2,623,426
Cabot Microelectronics Corp.*^ ....................        52,700      1,613,147
Cymer, Inc.*^ .....................................        34,900      1,306,656
Exar Corp.*^ ......................................       260,700      3,821,862
Fairchild Semiconductor International, Inc.,
   Class A* .......................................        79,300      1,298,141
Formfactor, Inc.*^  ...............................       120,500      2,705,225
Integrated Circuit Systems, Inc.* .................       140,300      3,810,548
Integrated Device Technology, Inc.*^ ..............       144,200      1,995,728
International Rectifier Corp.* ....................        84,400      3,495,848
Intersil Corp., Class A ...........................        10,500        227,430
Lam Research Corp.* ...............................        83,616      2,240,909
Lattice Semiconductor Corp.*^ .....................        85,900        602,159
Linear Technology Corp. ...........................         2,100         82,887
Marvell Technology Group Ltd.* ....................       113,200      3,022,440
Micrel, Inc.* .....................................        89,300      1,084,995
Microchip Technology, Inc. ........................         4,800        151,392
Microtune, Inc.* ..................................       149,900        700,033
Pericom Semiconductor Corp.* ......................        79,500        851,445
Semtech Corp.*^ ...................................       279,800      6,586,492
Varian Semiconductor Equipment Associates,
   Inc.* ..........................................        55,000      2,120,800
Xicor, Inc.* ......................................        45,100        682,363
Zilog, Inc.* ......................................        42,400        464,704
                                                                    ------------
                                                                      47,860,267
                                                                    ------------
Software (9.8%)
Activision, Inc.* .................................       391,450      6,224,055
Adobe Systems, Inc. ...............................        86,500      4,022,250
Ascential Software Corp.* .........................        60,550        968,194
Aspen Technology, Inc.* ...........................        56,200        408,012
Borland Software Corp.* ...........................        91,100        773,439
Catapult Communications Corp.*^ ...................        54,600      1,255,800
Cognos, Inc.*^ ....................................       101,000      3,652,160
Filenet Corp.*^ ...................................        77,200      2,437,204
Hyperion Solutions Corp.* .........................       237,800     10,396,616
Informatica Corp.* ................................       289,400      2,208,122
Jack Henry & Associates, Inc. .....................        58,400      1,173,840
JDA Software Group, Inc.*^ ........................        73,000        961,410
Kronos, Inc.*^ ....................................        78,700      3,242,440
Lawson Software, Inc.*^ ...........................       182,600      1,292,808
Macromedia, Inc.* .................................       271,200      6,657,960
Mercury Interactive Corp.* ........................       155,700      7,758,531
NetIQ Corp.* ......................................       116,400      1,536,480
PeopleSoft, Inc.* .................................        12,900        238,650
Quest Software, Inc.*^ ............................       284,100      3,664,890
RSA Security, Inc.* ...............................        45,500        931,385
Symantec Corp.* ...................................        77,600      3,397,328
Synopsys, Inc.* ...................................         5,200        147,836
Tibco Software, Inc.* .............................       569,800      4,814,810
Verity, Inc.*^ ....................................        93,300      1,260,483
                                                                    ------------
                                                                      69,424,703
                                                                    ------------
   Total Information Technology ...................                  235,224,779
                                                                    ------------
Materials (2.2%)
Chemicals (2.1%)
Cabot Corp. .......................................        79,183      3,222,748
FMC Corp.* ........................................        57,200      2,465,892
Georgia Gulf Corp.^ ...............................        75,800      2,718,188
Headwaters, Inc.*^ ................................        69,700      1,807,321
Minerals Technologies, Inc.^ ......................        47,900      2,778,200
NOVA Chemicals Corp.^ .............................        40,600      1,174,558
Valspar Corp. .....................................         5,100   $    256,989
                                                                    ------------
                                                                      14,423,896
                                                                    ------------
Metals & Mining (0.1%)
Gibraltar Steel Corp. .............................        10,000        328,200
Meridian Gold, Inc.*^ .............................        25,500        330,735
Peabody Energy Corp. ..............................         3,200        179,168
                                                                    ------------
                                                                         838,103
                                                                    ------------
   Total Materials ................................                   15,261,999
                                                                    ------------
Telecommunication Services (1.9%)
Wireless Telecommunication Services (1.9%)
Millicom International Cellular S.A.*^ ............         1,100         24,046
Nextel Partners, Inc., Class A*^ ..................       550,500      8,763,960
NII Holdings, Inc.*^ ..............................       131,120      4,417,433
                                                                    ------------
Total Telecommunication Services ..................                   13,205,439
                                                                    ------------
Total Common Stocks (97.9%)
   (Cost $621,256,647) ............................                  695,277,548
                                                                    ------------

                                                       Principal
                                                         Amount
                                                      -----------
SHORT-TERM DEBT SECURITIES:
Government Security (1.5%)
Federal National Mortgage Association
   (Discount Note), 7/1/04 ........................   $10,630,000     10,629,616
                                                                    ------------
Short-Term Investments of Cash Collateral
   for Securities Loaned (23.7%)
ABN-Amro Bank N.V
   1.17%, 12/30/04 ................................     5,322,075      5,322,075
Allied Irish Bank plc
   1.14%, 12/20/04 ................................     5,322,075      5,322,075
Bank Nederlandse Gemeenten N.V
   1.10%, 8/9/04 ..................................     5,322,075      5,322,075
Bavaria Universal Funding Corp.
   1.09%, 7/2/04 ..................................     2,810,300      2,810,300
Bayerische Landesbank NY
   1.12%, 7/20/04 .................................     1,088,215      1,088,215
Caja de Madrid
   1.23%, 10/22/04 ................................     5,322,075      5,322,075
Citigroup Global Markets, Inc.
   1.57%, 7/7/04 (l) ..............................     5,322,075      5,322,075
Deutsche Bank Securities, Inc.
   1.23%, 8/2/04 ..................................     5,322,075      5,322,075
Dexia Credit Local
   1.26%, 8/31/04 .................................     5,322,075      5,322,075
Dorada Finance, Inc.
   1.06%, 7/12/04 .................................     5,307,187      5,307,187
Dresdner Bank AG
   1.11%, 7/21/04 .................................     5,322,075      5,322,075
Four Winds Funding Corp.
   1.20%, 7/1/04 ..................................     5,316,930      5,316,930
Greenwich Capital Markets, Inc.
   1.57%, 7/1/04 ..................................    54,789,732     54,789,732
Hartford Life, Inc.
   1.24%, 6/30/05 (l) .............................     1,703,064      1,703,064
Household Finance Corp.
   1.13%, 7/12/04 .................................     5,308,543      5,308,543
Irish Life and Permanent plc
   1.13%, 8/3/04 ..................................     2,964,228      2,964,228
Lehman Brothers, Inc.
   1.68%, 9/30/04 (l) .............................       745,090        745,090
National Rural Utilities Cooperative Finance Corp.
   1.30%, 8/2/04 ..................................     4,251,356      4,251,356
New York Life Insurance Co.
   1.22%, 9/30/04 (l) .............................     5,322,075      5,322,075

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                     Principal         Value
                                                       Amount         (Note 1)
--------------------------------------------------------------------------------
Nordea Bank New York
   1.10%, 9/6/05 (l) .............................   $5,318,892   $   5,318,892
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 ................................    5,322,075       5,322,075
Sun Trust Bank
   1.25%, 5/17/06 (l) ............................    5,322,075       5,322,075
Ulster Bank Ireland Ltd.
   1.33%, 8/17/04 ................................    5,322,075       5,322,075
UniCredito Italiano Milan S.p.A
   1.11%, 7/28/04 ................................    5,322,075       5,322,075
Wachovia Bank N.A
   1.56%, 11/15/04 (l) ...........................    4,046,506       4,046,506
Wells Fargo Bank N.A
   1.10%, 8/10/04 ................................    5,322,075       5,322,075
                                                                  -------------
                                                                    168,159,093
                                                                  -------------
Time Deposit (1.3%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 .................................    9,714,942       9,714,942
Total Short-Term Debt Securities (26.5%)
                                                                  -------------
   (Amortized Cost $188,503,651) .................                  188,503,651
                                                                  -------------
Total Investments (124.4%)
   (Cost/Amortized Cost $809,760,298)                               883,781,199
Other Assets Less
   Liabilties (-24.4%) ...........................                 (173,457,272)
                                                                  -------------
Net Assets (100%) ................................                $ 710,323,927
                                                                  =============

--------------------------------------------------------------------------------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $405,571,681
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    287,756,973

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 92,981,384
Aggregate gross unrealized depreciation ........................    (18,960,483)
                                                                   ------------
Net unrealized appreciation ....................................   $ 74,020,901
                                                                   ============
Federal income tax cost of investments .........................   $809,760,298
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $165,005,385. This was secured by collateral of $168,159,843 of which $168,159,093 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $750 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

For the six months ended June 30, 2004, the Portfolio incurred approximately $1,273 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (16.8%)
Auto Components (1.4%)
Bandag, Inc. .........................................      3,400    $   151,402
BorgWarner, Inc.^ ....................................     94,900      4,153,773
China Yuchai International Ltd. ......................     11,100        202,242
Compagnie Generale des Etablissements Michelin,
   Class B (Registered) ..............................    117,100      6,475,249
Cooper Tire & Rubber Co. .............................    141,900      3,263,700
Dura Automotive Systems, Inc., Series A* .............      9,700         88,755
Edelbrock Corp. ......................................      4,600         75,532
Federal Screw Works ..................................        375         13,613
R&B, Inc.* ...........................................      2,600         50,934
Standard Motor Products, Inc.^ .......................      9,000        132,570
Visteon Corp.^ .......................................     91,100      1,063,137
                                                                     -----------
                                                                      15,670,907
                                                                     -----------
Automobiles (0.0%)
Coachmen Industries, Inc.^ ...........................      8,200        131,118
                                                                     -----------
Distributors (0.0%)
Andersons, Inc. ......................................      4,798         81,518
Coast Distribution System/CA .........................      5,100         38,148
Handleman Co. ........................................     14,800        342,768
Jaco Electronics, Inc.* ..............................        800          4,864
Noland Co.^ ..........................................        400         16,932
                                                                     -----------
                                                                         484,230
                                                                     -----------
Hotels, Restaurants & Leisure (2.8%)
Ark Restaurants Corp.* ...............................        400          9,420
Aztar Corp.* .........................................     37,300      1,044,400
Bally Total Fitness Holding Corp.*^ ..................    383,700      1,918,500
Bob Evans Farms, Inc. ................................      9,477        259,480
Carnival Corp. .......................................    102,900      4,836,300
CBRL Group, Inc.^ ....................................    177,490      5,475,567
Checkers Drive-In Restaurant, Inc.* ..................     12,300        142,065
Choice Hotels International, Inc.^ ...................     10,300        516,648
Darden Restaurants, Inc. .............................    332,900      6,841,095
Dave and Busters, Inc.* ..............................     11,900        223,601
Famous Dave's of America, Inc.* ......................     19,100        146,688
Frisch's Restaurants, Inc. ...........................      1,300         38,675
J. Alexander's Corp.* ................................      3,550         28,400
Kerzner International Ltd.*^ .........................      2,000         95,120
Landry's Restaurants, Inc. ...........................     43,200      1,291,248
Lone Star Steakhouse & Saloon, Inc. ..................     29,500        802,105
Luby's, Inc.* ........................................     21,200        146,492
Mandalay Resort Group ................................        200         13,728
Marcus Corp. .........................................      4,600         79,350
Nathan's Famous, Inc.*^ ..............................      3,900         24,570
Navigant International, Inc.*^ .......................     19,000        338,010
Penn National Gaming, Inc.*^ .........................     89,900      2,984,680
Prime Hospitality Corp.* .............................        200          2,124
Rubio's Restaurants, Inc.* ...........................        400          3,180
Ryan's Restaurant Group, Inc.* .......................        600          9,480
Sands Regent* ........................................        400          3,292
Smith & Wollensky Restaurant Group, Inc.* ............        680          4,236
Starwood Hotels & Resorts Worldwide, Inc. ............     77,470      3,474,530
Westcoast Hospitality Corp.* .........................      2,700         14,445
                                                                     -----------
                                                                      30,767,429
                                                                     -----------
Household Durables (2.9%)
Acme United Corp.* ...................................        500          3,750
American Biltrite, Inc.* .............................      3,100    $    28,210
American Greetings Corp., Class A*^ ..................     94,700      2,195,146
Basset Furniture Industries, Inc. ....................     11,399        248,042
Beazer Homes USA, Inc.^ ..............................      9,000        902,790
Brookfield Homes Corp. ...............................     10,900        285,471
Cobra Electronics Corp.* .............................        500          4,390
CSS Industries, Inc. .................................      8,900        311,856
Decorator Industries, Inc. ...........................      2,100         17,430
Department 56, Inc.* .................................      1,800         27,720
Dixie Group, Inc.* ...................................        700          8,288
Enesco Group, Inc.* ..................................      9,100         81,536
Flexsteel Industries, Inc.^ ..........................      2,700         63,180
Harman International Industries, Inc. ................      2,600        236,600
Helen of Troy Ltd.*^ .................................      4,800        176,976
Kimball International, Inc., Class B .................      8,800        129,800
Knape & Vogt Manufacturing Co. .......................      2,900         37,352
Leggett & Platt, Inc. ................................    229,200      6,121,932
M/I Homes, Inc.^ .....................................     11,300        458,780
Maytag Corp.^ ........................................    208,200      5,102,982
MDC Holdings, Inc.^ ..................................     59,525      3,786,385
National Presto Industries, Inc., Class A^ ...........      1,900         78,337
P&F Industries, Inc., Class A* .......................        100            765
Pulte Homes, Inc. ....................................        400         20,812
QEP Co., Inc.* .......................................      2,200         32,648
Ryland Group, Inc. ...................................     14,200      1,110,440
Snap-On, Inc. ........................................     59,000      1,979,450
Technical Olympic USA, Inc. ..........................      4,800        106,944
Toll Brothers, Inc.*^ ................................     32,700      1,383,864
William Lyon Homes, Inc.*^ ...........................      8,000        737,200
Yankee Candle Co., Inc.*^ ............................    179,100      5,238,675
                                                                     -----------
                                                                      30,917,751
                                                                     -----------
Internet & Catalog Retail (0.1%)
1-800-Flowers.com, Inc., Class A*^ ...................     26,896        218,933
Blair Corp. ..........................................        800         23,120
Insight Enterprises, Inc.* ...........................     38,000        674,880
PC Mall, Inc.*^ ......................................      2,000         37,760
Priceline.com, Inc.*^ ................................      5,900        158,887
Systemax, Inc.* ......................................      8,500         56,950
                                                                     -----------
                                                                       1,170,530
                                                                     -----------
Leisure Equipment & Products (0.5%)
Aldila, Inc.* ........................................      1,500         18,615
Brunswick Corp. ......................................    102,700      4,190,160
Callaway Golf Co.^ ...................................     59,400        673,596
Escalade, Inc. .......................................      1,400         32,354
GameTech International, Inc. .........................        900          4,842
K2, Inc.* ............................................     32,845        515,667
Variflex, Inc.* ......................................      1,400         11,060
                                                                     -----------
                                                                       5,446,294
                                                                     -----------
Media (2.0%)
Equity Marketing, Inc.* ..............................        785          9,773
Grey Global Group, Inc.^ .............................        700        689,500
Interpublic Group of Cos., Inc.* .....................    435,000      5,972,550
Media General, Inc., Class A .........................     29,600      1,900,912
Nelson (Thomas), Inc. ................................      1,600         36,384
Opinion Research Corp.* ..............................        100            691
Point.360* ...........................................      2,700          9,990
Reader's Digest Association, Inc. (Non-Voting) .......    365,000      5,836,350
Regent Communications, Inc.* .........................      9,400         58,186
UnitedGlobalCom, Inc., Class A*^ .....................    952,726      6,916,791

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
World Wrestling Entertainment, Inc. .................      3,700    $     47,175
                                                                    ------------
                                                                      21,478,302
                                                                    ------------
Multiline Retail (0.7%)
Big Lots, Inc.* .....................................     28,180         407,483
Bon-Ton Stores, Inc. ................................      1,100          16,126
J.C. Penney Co., Inc. ...............................    164,950       6,228,512
Retail Ventures, Inc.* ..............................     18,800         145,512
ShopKo Stores, Inc.*^ ...............................     50,500         714,070
                                                                    ------------
                                                                       7,511,703
                                                                    ------------
Specialty Retail (4.6%)
Aeropostale, Inc.* ..................................     12,150         326,956
American Eagle Outfitters, Inc.*^ ...................    266,700       7,710,297
AnnTaylor Stores Corp.* .............................      9,000         260,820
Barnes & Noble, Inc.* ...............................     16,200         550,476
Boise Cascade Corp. .................................     71,500       2,691,260
Borders Group, Inc. .................................    131,800       3,089,392
Burlington Coat Factory Warehouse Corp.^ ............     24,500         472,850
Cato Corp., Class A .................................      5,300         118,985
Charming Shoppes, Inc.*^ ............................     84,200         751,906
Circuit City Stores, Inc.^ ..........................     85,500       1,107,225
CSK Auto Corp.* .....................................      1,200          20,568
Electronics Boutique Holdings Corp.*^ ...............     19,391         510,759
Foot Locker, Inc. ...................................    340,700       8,292,638
GameStop Corp.*^ ....................................      4,800          73,056
Goody's Family Clothing, Inc. .......................        600           6,222
Hastings Entertainment, Inc.* .......................      1,800          16,542
Haverty Furniture Cos., Inc.^ .......................      6,700         117,116
Jo-Ann Stores, Inc.* ................................      5,600         164,640
Linens 'N Things, Inc.*^ ............................     58,500       1,714,635
Office Depot, Inc.* .................................    260,600       4,667,346
Pomeroy Computer Resources, Inc.* ...................     16,000         190,720
Rent-A-Center, Inc.* ................................    127,501       3,816,105
Rex Stores Corp.* ...................................      3,100          37,975
Ross Stores, Inc. ...................................    121,000       3,237,960
Rush Enterprises, Inc., Class B* ....................      7,900         101,910
S&K Famous Brands, Inc.* ............................      2,700          44,739
Sport Chalet, Inc.* .................................        900          11,502
Stage Stores, Inc.*^ ................................      1,300          48,958
Steiner Leisure Ltd.* ...............................     14,010         308,220
Syms Corp.* .........................................      1,900          17,594
Talbots, Inc. .......................................    172,800       6,765,120
Trans World Entertainment Corp.* ....................     22,000         220,440
Zale Corp.* .........................................     96,200       2,622,412
                                                                    ------------
                                                                      50,087,344
                                                                    ------------
Textiles, Apparel & Luxury Goods (1.8%)
Ashworth, Inc.* .....................................     10,200          84,762
Brown Shoe Co., Inc. ................................     11,900         487,067
Coach, Inc.* ........................................        200           9,038
Culp, Inc.* .........................................     15,300         119,034
Cutter & Buck, Inc. .................................      3,000          30,900
Delta Apparel, Inc. .................................      1,200          29,220
G-III Apparel Group, Ltd.*^ .........................      3,600          27,900
Haggar Corp. ........................................      9,700         195,455
Hallwood Group, Inc.* ...............................      2,000         102,000
Hampshire Group Ltd.* ...............................        200           5,798
Hartmarx Corp.* .....................................        900           5,670
Jones Apparel Group, Inc. ...........................    207,920       8,208,682
Kellwood Co. ........................................     41,800       1,820,390
McRae Industries, Inc., Class A .....................        900           8,640
Movado Group, Inc. ..................................     19,800         341,550
Perry Ellis International, Inc.*^ ...................      2,440          61,634
Phillips-Van Heusen Corp.^ ..........................     34,800    $    669,900
Quaker Fabric Corp. .................................      9,300          71,694
Russell Corp.^ ......................................     38,500         691,460
Saucony, Inc., Class A* .............................      6,500         137,995
Superior Uniform Group, Inc. ........................        700          11,123
Tandy Brands Accessories, Inc. ......................      5,800          78,300
Timberland Co., Class A* ............................        400          25,836
Tommy Hilfiger Corp.* ...............................    122,500       1,854,650
V.F. Corp. ..........................................     61,200       2,980,440
Weyco Group, Inc.^ ..................................      3,000         102,873
Wolverine World Wide, Inc. ..........................     34,600         908,250
                                                                    ------------
                                                                      19,070,261
                                                                    ------------
   Total Consumer Discretionary .....................                182,735,869
                                                                    ------------
Consumer Staples (2.6%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*^ ....................        600          12,084
Constellation Brands, Inc.* .........................     18,300         679,479
Hansen Natural Corp.*^ ..............................      6,165         156,159
National Beverage Corp.* ............................      6,900          68,517
PepsiAmericas, Inc.^ ................................     68,300       1,450,692
Robert Mondavi Corp., Class A*^ .....................     14,200         525,684
Todhunter International, Inc.* ......................        200           2,780
                                                                    ------------
                                                                       2,895,395
                                                                    ------------
Food & Staples Retailing (0.2%)
Chronimed, Inc.*^ ...................................      7,858          64,043
Foodarama Supermarkets* .............................        100           4,300
Longs Drug Stores Corp.^ ............................     20,000         477,400
Ruddick Corp. .......................................     40,600         911,470
SUPERVALU, Inc. .....................................     21,400         655,054
Village Super Market, Inc., Class A .................        100           3,287
Weis Markets, Inc. ..................................     11,000         385,550
                                                                    ------------
                                                                       2,501,104
                                                                    ------------
Food Products (2.0%)
Bunge Ltd.^ .........................................    229,300       8,928,942
Cal-Maine Foods, Inc.^ ..............................     28,320         396,480
Central Garden & Pet Co.* ...........................     13,270         474,668
Chiquita Brands International, Inc.*^ ...............     64,100       1,340,972
Dean Foods Co.* .....................................    154,450       5,762,529
Flowers Foods, Inc. .................................      4,050         105,908
Hines Horticulture, Inc.* ...........................      8,610          36,679
Lance, Inc. .........................................     34,200         526,680
Omega Protein Corp.* ................................      8,300          80,510
Ralcorp Holdings, Inc.* .............................     54,100       1,904,320
Sanderson Farms, Inc. ...............................     10,200         546,924
Smithfield Foods, Inc.* .............................     72,500       2,131,500
Zapata Corp.* .......................................      1,900         116,565
                                                                    ------------
                                                                      22,352,677
                                                                    ------------
Household Products (0.0%)
Oil-Dri Corp. of America ............................        100           1,670
                                                                    ------------
Personal Products (0.1%)
Del Laboratories, Inc.*^ ............................      3,150          97,713
Elizabeth Arden, Inc.*^ .............................     28,000         589,120
Natures Sunshine Products, Inc. .....................      2,000          28,480
Parlux Fragrances, Inc.* ............................        100           1,095
Weider Nutrition International, Inc.* ...............     26,200         122,878
                                                                    ------------
                                                                         839,286
                                                                    ------------
   Total Consumer Staples ...........................                 28,590,132
                                                                    ============
Energy (6.6%)
Energy Equipment & Services (2.5%)
Cal Dive International, Inc.* .......................     49,900       1,512,968

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

-------------------------------------------------------------------------------
                                                        Number of       Value
                                                         Shares       (Note 1)
-------------------------------------------------------------------------------
Cooper Cameron Corp.* ...............................    141,200    $ 6,876,440
Dawson Geophysical Co.* .............................      2,800         60,956
ENSCO International, Inc. ...........................    112,550      3,275,205
IHC Caland N.V. .....................................    140,841      6,550,872
Lufkin Industries, Inc. .............................      1,500         47,970
NATCO Group, Inc.* ..................................      8,700         67,077
Oil States International, Inc.* .....................     28,300        432,990
Tetra Technologies, Inc.* ...........................     21,900        588,015
Transocean, Inc.* ...................................    238,500      6,902,190
Veritas DGC, Inc.* ..................................      2,600         60,190
W-H Energy Services, Inc.* ..........................     21,600        423,360
Willbros Group, Inc.*^ ..............................     25,800        388,806
                                                                    -----------
                                                                     27,187,039
                                                                    -----------
Oil & Gas (4.1%)
Adams Resources & Energy, Inc. ......................      1,400         20,776
Ashland, Inc. .......................................     78,400      4,140,304
Cabot Oil & Gas Corp., Class A ......................      2,000         84,600
Carrizo Oil & Gas, Inc.*^ ...........................      9,472         96,709
Castle Energy Corp. .................................        300          3,768
Chesapeake Energy Corp.^ ............................    198,800      2,926,336
Comstock Resources, Inc.* ...........................     10,900        212,114
Contango Oil & Gas Co.* .............................        700          4,655
Devon Energy Corp. ..................................     99,993      6,599,538
Dominion Resources Black Warrior Trust^ .............      4,500        137,115
Edge Petroleum Corp.*^ ..............................     10,700        181,900
Energy Partners Ltd.*^ ..............................      9,100        139,230
EOG Resources, Inc. .................................    112,800      6,735,288
Frontline Ltd.^ .....................................     75,800      2,615,858
General Maritime Corp.*^ ............................     51,200      1,404,928
Hugoton Royalty Trust ...............................     49,100      1,122,426
KCS Energy, Inc.*^ ..................................     65,800        876,456
Magnum Hunter Resources, Inc.*^ .....................     11,200        116,256
Maritrans, Inc. .....................................      4,400         66,220
Meridian Resource Corp.* ............................     11,900         82,586
Newfield Exploration Co.* ...........................      1,900        105,906
Nordic American Tanker Shipping Ltd.^ ...............     10,400        342,576
Overseas Shipholding Group, Inc. ....................     23,700      1,045,881
Panhandle Royalty Co. ...............................        400          6,200
Patina Oil & Gas Corp. ..............................     58,400      1,744,408
Penn Virginia Corp. .................................        600         21,666
Resource America, Inc., Class A .....................      8,770        206,972
Sunoco, Inc. ........................................     40,300      2,563,886
Talisman Energy, Inc. ...............................     68,000      1,478,320
Teekay Shipping Corp.^ ..............................     89,400      3,341,772
Transmontaigne, Inc.*^ ..............................     32,300        173,774
Ultra Petroleum Corp. ...............................     70,769      2,641,807
XTO Energy, Inc. ....................................    127,425      3,795,990
                                                                    -----------
                                                                     45,036,221
                                                                    -----------
   Total Energy .....................................                72,223,260
                                                                    -----------
Financials (20.1%)
Capital Markets (1.4%)
A.G. Edwards, Inc.^ .................................    105,900      3,603,777
Affiliated Managers Group, Inc.*^ ...................          1             50
American Capital Strategies Ltd.^ ...................     10,268        287,709
Federated Investors, Inc., Class B ..................     70,400      2,135,936
Maxcor Financial Group ..............................      2,783         29,778
MCG Capital Corp.^ ..................................      1,800         27,684
Mellon Financial Corp. ..............................    188,950      5,541,904
Piper Jaffray Cos.*^ ................................     82,200      3,717,906
Raymond James Financial, Inc. .......................      3,000    $    79,350
Stifel Financial Corp.*^ ............................        500         13,600
SWS Group, Inc. .....................................     19,000        290,700
                                                                    -----------
                                                                     15,728,394
                                                                    -----------
Commercial Banks (5.1%)
1st Source Corp. ....................................        300          7,494
ABC Bancorp .........................................      1,100         22,374
Amcore Financial, Inc.^ .............................     36,500      1,100,840
AmeriServ Financial, Inc.* ..........................     11,200         62,160
Auburn National Bancorp, Inc. .......................      1,500         30,840
BancFirst Corp. .....................................      4,911        293,432
Bancorp Rhode Island, Inc. ..........................        700         24,640
Bank of Hawaii Corp. ................................      1,500         67,830
Bank of Marin/California*^ ..........................        450         13,950
Banknorth Group, Inc. ...............................    196,900      6,395,312
Banner Corp. ........................................      7,500        217,950
Bar Harbor Bankshares ...............................        500         13,000
BNCORP, Inc.* .......................................      4,200         73,542
Camden National Corp. ...............................        100          3,307
Carrollton Bancorp ..................................        315          5,056
Cascade Financial Corp. .............................      1,375         24,063
Cass Information Systems, Inc. ......................        550         21,890
CCF Holding Co. .....................................        450         11,925
Century Bancorp, Inc., Class A ......................      1,900         62,491
City National Corp. .................................     59,000      3,876,300
Classic Bancshares, Inc. ............................      2,100         83,412
Colonial Bancgroup, Inc. ............................     77,199      1,402,706
Comerica, Inc. ......................................     59,700      3,276,336
Commerce Bancorp, Inc. ..............................        300         12,360
Community Bank Shares of Indiana, Inc. ..............        800         18,208
Community Trust Bancorp, Inc. .......................      5,610        171,105
Community West Bancshares ...........................        200          1,730
Cornerstone Bancorp, Inc. ...........................      1,324         36,079
Cowlitz Bancorp* ....................................      2,100         20,622
Crescent Banking Co. ................................      1,199         28,176
Desert Community Bank ...............................        220          5,610
ECB Bancorp, Inc. ...................................      1,000         28,000
First Citizens BankShares, Inc., Class A ............      8,400      1,024,800
First Financial Corp.^ ..............................      1,600         51,040
First M & F Corp. ...................................      1,300         40,482
First South Bancorp, Inc./Virginia^ .................      1,050         23,573
First West Virginia Bancorp, Inc. ...................        200          4,530
FirstFed Bancorp, Inc. ..............................        400          3,204
FNB Financial Services Corp. ........................      1,625         27,641
Gateway Financial Holdings, Inc.* ...................        945         12,285
Glen Burnie Bancorp .................................        360          7,956
Guaranty Bancshares, Inc. ...........................        400          7,600
Habersham Bancorp ...................................        500         11,720
Hancock Holding Co. .................................        900         26,154
HF Financial Corp. ..................................      1,160         17,806
Hibernia Corp., Class A .............................    469,600     11,411,280
Horizon Bancorp, Inc. ...............................      3,300         77,979
International Bancshares Corp.^ .....................     56,762      2,301,699
Intervest Bancshares Corp.* .........................      1,400         23,618
Irwin Financial Corp. ...............................     30,200        797,280
Leesport Financial Corp. ............................      1,300         29,718
Long Island Financial Corp. .........................      1,600         64,144
MidWestOne Financial Group, Inc. ....................      4,300         78,002
North Fork Bancorp, Inc.^ ...........................    206,300      7,849,715
Northrim BanCorp, Inc. ..............................      1,700         34,391
Northway Financial, Inc. ............................        300         10,296
Pacific Mercantile Bancorp* .........................      2,700         29,398

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Patriot National Bancorp, Inc. .......................      1,200    $    16,836
Peoples Banctrust Co., Inc. ..........................      1,600         22,640
Pinnacle Bancshares, Inc. ............................      1,800         27,990
Princeton National Bancorp, Inc. .....................      2,700         78,300
Provident Bankshares Corp. ...........................     14,500        418,180
QCR Holdings, Inc.^ ..................................      1,800         33,210
Republic Bancorp, Inc./Kentucky ......................      5,500        111,045
Republic First Bancorp, Inc.* ........................      7,490         96,921
Salisbury Bancorp, Inc. ..............................      1,500         54,375
Security National Financial Corp., Class A* ..........        400          1,632
South Financial Group, Inc.^ .........................     70,330      1,993,152
Southside Bancshares, Inc.^ ..........................      1,250         26,250
Team Financial, Inc. .................................      3,000         34,530
TIB Financial Corp. ..................................        400          8,088
UCBH Holdings, Inc. ..................................     21,401        845,768
UMB Financial Corp.^ .................................      9,994        515,890
UnionBanCal Corp. ....................................     85,700      4,833,480
UnionBancorp, Inc. ...................................      2,670         51,958
United Bancshares, Inc. ..............................      1,400         21,938
United Financial Corp. ...............................      1,915         45,941
Unity Bancorp, Inc. ..................................      5,623         75,292
Wainwright Bank & Trust Co. ..........................      5,610         67,544
Washington Banking Co. ...............................        632          9,417
Westbank Corp. .......................................        735         13,193
Westcorp^ ............................................     25,700      1,168,065
Zions Bancorp ........................................     58,300      3,582,535
                                                                     -----------
                                                                      55,533,221
                                                                     -----------
Consumer Finance (0.1%)
ACE Cash Express, Inc.*^ .............................      7,000        179,830
Advanta Corp., Class A ...............................      3,094         67,851
Cash America International, Inc. .....................        500         11,500
Ezcorp, Inc., Class A* ...............................     13,100        129,952
WFS Financial, Inc.* .................................     18,900        935,739
                                                                     -----------
                                                                       1,324,872
                                                                     -----------
Diversified Financial Services (1.0%)
Apollo Investment Corp.* .............................    195,500      2,692,035
BKF Capital Group, Inc. ..............................        500         14,525
California First National Bancorp ....................      1,000         13,280
CIT Group, Inc. ......................................    209,000      8,002,610
Wilshire Financial Services Group ....................      1,898         17,633
                                                                     -----------
                                                                      10,740,083
                                                                     -----------
Insurance (6.4%)
Ambac Financial Group, Inc. ..........................    121,700      8,937,648
American Financial Group, Inc. .......................     58,600      1,791,402
American Medical Security Group, Inc.* ...............        400         10,900
American National Insurance Co. ......................      7,094        654,989
American Safety Insurance Group Ltd.* ................      6,900        103,569
AmerUs Group Co. .....................................     62,500      2,587,500
Argonaut Group, Inc.*^ ...............................      2,200         40,546
Assurant, Inc. .......................................    277,000      7,307,260
Bancinsurance Corp.* .................................      3,100         24,955
Commerce Group, Inc. .................................     35,900      1,772,383
Delphi Financial Group, Inc., Class A^ ...............     44,750      1,991,375
Donegal Group, Inc., Class B .........................      2,200         44,198
Endurance Specialty Holdings Ltd. ....................    162,000      5,637,600
FBL Financial Group, Inc., Class A ...................     12,260    $   346,468
First American Corp. .................................      9,100        235,599
FPIC Insurance Group, Inc.*^ .........................      2,000         49,380
Great American Financial Resources, Inc. .............      6,700        106,530
HCC Insurance Holdings, Inc. .........................     76,700      2,562,547
Horace Mann Educators Corp. ..........................      9,100        159,068
IPC Holdings Ltd .....................................     44,200      1,632,306
Max Reinsurance Capital Ltd. .........................     64,000      1,246,720
Midland Co. ..........................................      8,194        242,952
National Western Life Insurance Co., Class A* ........        400         61,420
NYMAGIC, Inc. ........................................        800         21,120
Ohio Casualty Corp.* .................................      3,700         74,481
Old Republic International Corp. .....................    230,200      5,460,344
Platinum Underwriters Holdings Ltd.^ .................    130,900      3,983,287
Reinsurance Group of America, Inc. ...................    206,500      8,394,225
Renaissance Reinsurance Holdings Ltd.^ ...............    142,700      7,698,665
RTW, Inc.* ...........................................      2,100         13,524
SCPIE Holdings, Inc. .................................      9,300         84,630
Selective Insurance Group, Inc.^ .....................     32,465      1,294,704
Stancorp Financial Group, Inc. .......................     17,100      1,145,700
UICI*  ...............................................      3,800         90,478
United Fire & Casualty Co.^ ..........................      8,391        484,580
W.R. Berkley Corp. ...................................     34,050      1,462,448
Wesco Financial Corp. ................................      2,000        724,000
Zenith National Insurance Corp.^ .....................     11,600        563,760
                                                                     -----------
                                                                      69,043,261
                                                                     -----------
Real Estate (3.0%)
Acadia Realty Trust (REIT) ...........................        700          9,618
American Home Mortgage Investment Corp. (REIT) .......        700         18,151
Avatar Holdings, Inc.*^ ..............................        374         15,558
Bluegreen Corp.* .....................................     36,800        507,840
Brandywine Realty Trust (REIT) .......................     43,000      1,169,170
BRT Realty Trust (REIT)^ .............................      3,800         74,100
Capital Trust, Inc./NY, Class A (REIT) ...............      9,000        240,480
CBL & Associates Properties, Inc. (REIT) .............     32,900      1,809,500
Commercial Net Lease Realty (REIT) ...................      7,600        130,720
Consolidated-Tomoka Land Co. .........................        300         11,328
CRT Properties, Inc. (REIT) ..........................     43,700      1,010,344
Entertainment Properties Trust (REIT) ................     31,900      1,140,106
Friedman, Billings, Ramsey
   Group, Inc., Class A (REIT)^ ......................    121,500      2,404,485
Hanover Capital Mortgage Holdings, Inc. (REIT) .......     12,000        141,120
Hospitality Properties Trust (REIT) ..................     79,000      3,341,700
Host Marriott LP (REIT)* .............................    361,400      4,466,904
HRPT Properties Trust (REIT) .........................    219,000      2,192,190
ILX Resorts, Inc. ....................................        700          6,601
iStar Financial, Inc. (REIT) .........................     43,000      1,720,000
LTC Properties, Inc. (REIT)^ .........................     23,900        396,740
Mission West Properties, Inc. (REIT)^ ................     21,200        256,732

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
National Health Investors, Inc. (REIT) ...............     36,200    $   984,278
National Health Realty, Inc. (REIT)^ .................     10,900        184,428
Newcastle Investment Corp. (REIT) ....................     18,700        560,065
Novastar Financial, Inc. (REIT)^ .....................     23,700        899,652
OMEGA Healthcare Investors, Inc. (REIT) ..............      7,900         79,316
One Liberty Properties, Inc. (REIT) ..................     15,100        274,216
Parkway Properties, Inc. (REIT)^ .....................     18,200        808,990
PMC Commercial Trust (REIT) ..........................      2,200         31,680
Prologis Trust (REIT) ................................     78,700      2,590,804
Reckson Associates Realty Corp. (REIT) ...............     85,300      2,342,338
Tarragon Corp. (REIT)* ...............................        600          8,850
Trizec Properties, Inc. (REIT)^ ......................    154,900      2,518,674
Wellsford Real Properties, Inc.* .....................        600          9,330
Winston Hotels, Inc. (REIT) ..........................      9,400         97,290
                                                                     -----------
                                                                      32,453,298
                                                                     -----------
Thrifts & Mortgage Finance (3.1%)
AmNet Mortgage, Inc.* ................................      2,800         28,840
Bankunited Financial Corp.* ..........................     21,200        546,960
Berkshire Bancorp, Inc. ..............................      1,400         24,150
Berkshire Hills Bancorp, Inc. ........................      7,000        259,700
Capital Crossing Bank* ...............................      4,600        256,818
Capital Title Group, Inc.^ ...........................     14,460         62,323
Carver Bancorp, Inc. .................................        300          6,000
Central Bancorp, Inc. ................................        500         16,750
Centrue Financial Corp. ..............................      2,200         60,962
CFS Bancorp, Inc.^ ...................................      1,000         13,250
Commercial Federal Corp. .............................     33,400        905,140
Community Financial Corp. ............................      3,100         60,946
CORUS Bankshares, Inc. ...............................     21,600        887,976
Countrywide Financial Corp. ..........................     52,604      3,695,431
Doral Financial Corp.^ ...............................    102,800      3,546,600
Dutchfork Bancshares, Inc.* ..........................        325         12,561
EFC Bancorp, Inc. ....................................        500         11,625
ESB Financial Corp.^ .................................      1,356         16,964
EverTrust Financial Group, Inc.^ .....................        200          5,084
FFW Corp. ............................................        200          4,622
Fidelity Bancorp, Inc./PA ............................        110          2,295
First Bancorp of Indiana, Inc. .......................      1,600         32,240
First Bancshares, Inc./Mo. ...........................        300          6,000
First BancTrust Corp. ................................      2,600         32,760
First Defiance Financial Corp. .......................      4,000         88,400
First Federal Bancorp, Inc./Ohio^ ....................      3,000         24,570
First Federal Bancshares of Arkansas, Inc. ...........      2,000         39,020
First Federal Bancshares, Inc. .......................        200          5,414
First Federal Bankshares, Inc. .......................      4,200         95,088
First Franklin Corp. .................................      1,700         31,892
First Keystone Financial, Inc. .......................      1,400         32,900
First Midwest Financial, Inc. ........................        500         11,875
First Place Financial Corp./Ohio .....................     13,158        244,344
FirstBank NW Corp. ...................................        970         26,054
FirstFed Financial Corp.* ............................        300         12,480
Flagstar Bancorp, Inc. ...............................      4,300         85,484
Flushing Financial Corp. .............................     24,000        423,600
Fog Cutter Capital Group, Inc. .......................      9,100         35,854
Great Pee Dee Bancorp, Inc. ..........................        500          7,900
GS Financial Corp. ...................................      1,600         31,280
Guaranty Federal Bancshares, Inc. ....................      1,000         19,250
Harrodsburg First Financial Bancorp, Inc. ............      1,500    $    26,250
HMN Financial, Inc.^  ................................      2,678         67,619
Home Loan Financial Corp. ............................        180          3,420
Independence Community Bank Corp. ....................    109,787      3,996,247
IndyMac Bancorp, Inc. ................................     62,100      1,962,360
LSB Financial Corp. ..................................        200          4,600
MAF Bancorp, Inc. ....................................     27,296      1,164,993
MASSBANK Corp. .......................................        100          3,461
Matrix Bancorp, Inc.*  ...............................      1,600         19,328
Mayflower Co-operative Bank ..........................        150          2,700
MFB Corp. ............................................        100          3,099
MutualFirst Financial, Inc. ..........................      7,800        168,714
Mystic Financial, Inc. ...............................        625         20,094
New Century Financial Corp.^ .........................     21,750      1,018,335
New Hampshire Thrift Bancshares, Inc. ................      1,100         33,000
Northeast Bancorp ....................................        500          9,660
Northeast Indiana Bancorp, Inc. ......................      1,300         28,210
Northeast Pennsylvania Financial Corp. ...............      1,300         22,360
Park Bancorp, Inc. ...................................      1,300         39,975
Pennfed Financial Services, Inc. .....................        100          3,400
Peoples Bancorp/Auburn IN ............................        600         14,166
Peoples Community Bancorp, Inc. ......................        300          6,960
PFF Bancorp, Inc. ....................................      9,660        359,738
PHSB Financial Corp. .................................        300          6,000
Pocahontas Bancorp, Inc. .............................      1,400         23,814
Provident Financial Holdings, Inc. ...................        675         15,964
PSB Bancorp, Inc.* ...................................      4,999         50,390
R & G Financial Corp., Class B .......................     32,850      1,086,021
Radian Group, Inc. ...................................    109,800      5,259,420
Saxon Capital, Inc.* .................................     30,176        688,918
South Street Financial Corp. .........................        300          2,985
Sterling Financial Corp./WA* .........................     24,120        768,704
Timberland Bancorp, Inc. .............................      4,200         93,870
Union Community Bancorp ..............................        600         10,620
United Community Financial Corp. .....................     41,590        540,670
W Holding Co., Inc. ..................................     42,900        736,593
Washington Federal, Inc.^  ...........................     47,481      1,139,544
Washington Savings Bank FSB ..........................        100          1,010
Webster Financial Corp. ..............................     54,000      2,539,080
Wells Financial Corp. ................................        700         18,760
Western Ohio Financial Corp. .........................      2,500         85,750
Winton Financial Corp. ...............................      1,600         23,200
Woronoco Bancorp, Inc. ...............................        400         14,204
                                                                     -----------
                                                                      33,795,608
                                                                     -----------
   Total Financials ..................................               218,618,737
                                                                     -----------
Health Care (7.8%)
Biotechnology (1.1%)
Charles River Laboratories International, Inc.*^ .....    149,900      7,325,613
Invitrogen Corp.*^ ...................................     66,766      4,806,484
Kendle International, Inc.* ..........................     16,900        130,975
                                                                     -----------
                                                                      12,263,072
                                                                     -----------
Health Care Equipment & Supplies (3.1%)
Align Technology, Inc.* ..............................     10,100        191,900
Allied Healthcare Products*^  ........................      2,400         12,024
Atrion Corp. .........................................        200          8,668
Bausch & Lomb, Inc. ..................................     58,065      3,778,290
Beckman Coulter, Inc. ................................     97,100      5,923,100
Compex Technologies, Inc.* ...........................     11,800         72,570
Conmed Corp.*  .......................................      9,940        272,356

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number of      Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Datascope Corp. ......................................      5,100    $   202,419
Dentsply International, Inc. .........................     92,900      4,840,090
E-Z-Em, Inc.* ........................................      6,400        117,632
Edwards Lifesciences Corp.*^ .........................    185,000      6,447,250
Enpath Medical, Inc.* ................................        200          2,274
Hillenbrand Industries, Inc. .........................    127,600      7,713,420
Invacare Corp.^ ......................................     24,470      1,094,298
Mesa Laboratories, Inc. ..............................        600          5,916
Mine Safety Appliances Co. ...........................      2,100         70,770
National Dentex Corp.* ...............................      1,600         46,368
New Brunswick Scientific, Inc.* ......................        200          1,246
Nutraceutical International Corp.* ...................      3,300         70,323
Ocular Sciences, Inc.* ...............................     22,800        866,400
Respironics, Inc.* ...................................      1,400         82,250
Sola International, Inc.*^ ...........................     31,800        547,914
Span-America Medical Systems, Inc. ...................        300          3,969
Thoratec Corp.*^ .....................................     18,600        199,578
Utah Medical Products, Inc. ..........................        300          7,926
Viasys Healthcare, Inc.* .............................      6,200        129,642
West Pharmaceutical Services, Inc. ...................     16,100        681,030
                                                                     -----------
                                                                      33,389,623
                                                                     -----------
Health Care Providers & Services (3.0%)
Alliance Imaging, Inc.* ..............................     21,500         98,255
Allied Healthcare International, Inc.* ...............        700          3,444
Amedisys, Inc.*^ .....................................        500         16,520
American Dental Partners, Inc.* ......................     11,400        204,060
American Shared Hospital Services ....................      4,140         23,184
Capital Senior Living Corp.* .........................      1,500          7,215
Carriage Services, Inc.*^ ............................      6,200         31,248
Coventry Health Care, Inc.* ..........................     72,500      3,545,250
eResearch Technology, Inc.*^ .........................     48,450      1,356,600
Health Management Associates, Inc., Class A^ .........    168,700      3,782,254
Health Net, Inc.* ....................................    482,747     12,792,796
Horizon Health Corp.* ................................        300          7,050
Humana, Inc.* ........................................    152,100      2,570,490
Kindred Healthcare, Inc.*^ ...........................     39,000      1,027,650
LCA Vision, Inc.*^ ...................................     21,600        629,208
Medcath Corp.*^ ......................................      7,800        156,000
National Home Health Care Corp.* .....................      1,700         16,490
NWH, Inc. ............................................      4,600         81,236
Omnicare, Inc. .......................................     37,100      1,588,251
PacifiCare Health Systems, Inc.*^ ....................      3,600        139,176
Parexel International Corp.* .........................     19,200        380,160
PSS World Medical, Inc.* .............................        200          2,240
Quest Diagnostics, Inc. ..............................     39,400      3,347,030
Stewart Enterprises, Inc.* ...........................        500          4,070
VCA Antech, Inc.*^ ...................................      8,159        365,686
Ventiv Health, Inc.* .................................     12,700        196,596
                                                                     -----------
                                                                      32,372,159
                                                                     -----------
Pharmaceuticals (0.6%)
Alpharma, Inc., Class A ..............................     50,700      1,038,336
Biovail Corp.* .......................................    241,200      4,577,976
Eon Labs, Inc.*^ .....................................      6,438        263,507
First Horizon Pharmaceutical Corp.*^ .................     30,005        567,095
Perrigo Co.^ .........................................      3,400         64,498
                                                                     -----------
                                                                       6,511,412
                                                                     -----------
   Total Health Care .................................                84,536,266
                                                                     -----------
Industrials (13.1%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.* ...........................    104,700    $ 6,631,698
Armor Holdings, Inc.*^ ...............................     33,400      1,135,600
Aviall, Inc.* ........................................     29,300        556,993
Bombardier, Inc., Class B ............................    736,095      2,207,050
Curtiss-Wright Corp. .................................        400         22,476
Esterline Technologies Corp.*^ .......................     25,500        753,015
Orbital Sciences Corp.*^ .............................     19,500        269,295
Precision Castparts Corp. ............................     39,556      2,163,317
United Defense Industries, Inc.* .....................    137,700      4,819,500
                                                                     -----------
                                                                      18,558,944
                                                                     -----------
Air Freight & Logistics (1.0%)
AirNet Systems, Inc.* ................................     11,000         49,280
CNF, Inc. ............................................    151,500      6,296,340
Dynamex, Inc.* .......................................      5,700         79,287
EGL, Inc.*^ ..........................................     24,242        644,837
HUB Group, Inc.* .....................................      5,900        201,190
Ryder System, Inc. ...................................     81,980      3,284,939
                                                                     -----------
                                                                      10,555,873
                                                                     -----------
Airlines (0.8%)
Continental Airlines, Inc., Class B*^ ................     16,941        192,619
ExpressJet Holdings, Inc.*^ ..........................     66,000        801,240
MAIR Holdings, Inc.*^ ................................      8,489         69,270
Northwest Airlines Corp.*^ ...........................    115,900      1,288,808
Southwest Airlines Co. ...............................    404,100      6,776,757
                                                                     -----------
                                                                       9,128,694
                                                                     -----------
Building Products (1.4%)
Griffon Corp.*^ ......................................        900         20,052
International Aluminum Corp. .........................      2,500         72,750
Lennox International, Inc.^ ..........................      4,700         85,070
Patrick Industries, Inc.* ............................      1,400         14,000
Universal Forest Products, Inc. ......................     12,100        390,225
Water Pik Technologies Inc.* .........................      4,100         67,896
York International Corp. .............................    346,600     14,234,862
                                                                     -----------
                                                                      14,884,855
                                                                     -----------
Commercial Services & Supplies (2.0%)
Allied Waste Industries, Inc.* .......................     47,600        627,368
Ambassodors International, Inc.^ .....................      7,687         98,317
American Ecology Corp.* ..............................        300          3,594
American Locker Group, Inc.* .........................         95          1,145
Amrep Corp.* .........................................        600         12,450
Angelica Corp. .......................................      5,700        143,127
AT Cross Co., Class A* ...............................      6,600         31,482
Bowne & Co., Inc. ....................................     43,500        689,475
Brink's Co. ..........................................     23,600        808,300
CDI Corp. ............................................     20,513        709,750
Central Parking Corp.^ ...............................      3,300         61,677
Century Business Services, Inc.* .....................      4,200         18,312
Consolidated Graphics, Inc.* .........................      2,800        123,340
CPI Corp. ............................................     12,600        185,472
Deluxe Corp. .........................................     15,300        665,550
Duratek, Inc.* .......................................      8,100        122,391
Ecology And Environment, Inc. ........................      4,600         43,700
Electro Rent Corp.* ..................................     12,900        135,063
Ennis Business Forms, Inc. ...........................        800         15,600
Excelligence Learning Corp.* .........................        600          3,582
Exponent, Inc.* ......................................      8,100        217,647
Imagistics International, Inc.* ......................     13,600        481,440
Kelly Services, Inc., Class A^ .......................     15,800        470,840
Laureate Education, Inc.* ............................     36,107      1,380,732
Layne Christensen Co.* ...............................      3,000         49,650
Mac-Gray Corp.* ......................................        500          3,270
Navigant Consulting Co.* .............................        400          8,576
NCO Group, Inc.* .....................................     10,403        277,656
R.R. Donnelley & Sons Co. ............................     83,300      2,750,566

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Republic Services, Inc. .............................     156,700   $  4,534,898
Security Capital Corp., Class A* ....................       1,200          8,412
SOURCECORP, Inc.* ...................................       1,654         45,518
Spherion Corp.* .....................................       6,300         63,882
Tufco Technologies, Inc.* ...........................         200          1,640
United Rentals, Inc.*^ ..............................     158,450      2,834,670
United Stationers, Inc.* ............................     100,700      3,999,804
University of Phoenix Online* .......................         800         70,072
Volt Information Sciences, Inc.* ....................       2,600         81,926
Waste Industries USA, Inc. ..........................      12,650        141,174
Willis Lease Finance Corp.* .........................       9,300         75,516
                                                                    ------------
                                                                      21,997,584
                                                                    ------------
Construction & Engineering (0.7%)
Comfort Systems USA, Inc.* ..........................       3,100         19,809
EMCOR Group, Inc.*^ .................................     160,030      7,038,119
Integrated Electrical Services, Inc.* ...............       5,300         42,665
Michael Baker Corp.* ................................         400          6,104
Perini Corp.* .......................................      18,700        199,529
                                                                    ------------
                                                                       7,306,226
                                                                    ------------
Electrical Equipment (0.6%)
Acuity Brands, Inc. .................................      61,100      1,649,700
Ametek, Inc. ........................................     138,900      4,292,010
Chase Corp. .........................................         500          7,500
Encore Wire Corp.* ..................................         400         11,028
Espey Manufacturing & Electronics Corp. .............         200          4,570
Genlyte Group, Inc.*  ...............................       1,118         70,300
Orbit International Corp.* ..........................       2,750         19,250
Regal Beloit Corp.^ .................................      10,300        229,278
SL Industries, Inc.* ................................       6,400         70,464
                                                                    ------------
                                                                       6,354,100
                                                                    ------------
Industrial Conglomerates (0.2%)
Alleghany Corp.* ....................................       6,214      1,783,418
Gerber Scientific, Inc.*^ ...........................      33,800        238,628
Standex International Corp. .........................       9,700        263,840
United Capital Corp.* ...............................         800         13,624
                                                                    ------------
                                                                       2,299,510
                                                                    ------------
Machinery (2.6%)
Astec Industries, Inc.* .............................       6,415        120,794
Barnes Group, Inc.^ .................................       7,400        214,452
Briggs & Stratton Corp. .............................      13,200      1,166,220
Cummins, Inc. .......................................       7,900        493,750
Dover Corp. .........................................     108,800      4,580,480
Eastern Co. .........................................       3,500         58,450
Flanders Corp.* .....................................       3,385         27,994
Gehl Co.* ...........................................       2,600         52,650
Hardinge, Inc. ......................................       2,400         28,848
Harsco Corp. ........................................      61,800      2,904,600
K-Tron International* ...............................         900         19,800
Kennametal, Inc. ....................................      13,500        618,300
Key Technology, Inc.* ...............................       6,200         79,360
LB Foster Co., Class A* .............................       9,800         78,400
Middleby Corp.^ .....................................       9,900        540,738
Mueller (Paul) Co. ..................................         800         25,280
Nacco Industries, Inc., Class A .....................       5,700        541,500
Navistar International Corp.* .......................       4,300        166,668
Oshkosh Truck Corp. .................................      17,000        974,270
Pall Corp. ..........................................     315,200      8,255,088
Pentair, Inc. .......................................     114,564      3,853,933
Reliance Steel & Aluminum Co. .......................      15,900        641,088
Sun Hydraulics, Inc.^ ...............................       3,400         59,908
Tecumseh Products Co., Class B ......................       1,000         42,430
Terex Corp.* ........................................       2,500         85,325
Timken Co. ..........................................      69,000      1,827,810
Todd Shipyards Corp. ................................       1,200         21,060
Toro Co. ............................................      10,000        700,700
Twin Disc, Inc. .....................................       3,300   $     80,520
Watts Water Technologies, Inc., Class A .............       1,400         37,730
                                                                    ------------
                                                                      28,298,146
                                                                    ------------
Marine (0.2%)
Alexander & Baldwin, Inc. ...........................      57,500      1,923,375
Ship Finance International Ltd.^ ....................      18,950        283,303
                                                                    ------------
                                                                       2,206,678
                                                                    ------------
Road & Rail (0.6%)
Celadon Group, Inc.* ................................      11,800        207,680
CSX Corp. ...........................................     108,300      3,548,991
Marten Transport Ltd.* ..............................       3,150         58,748
U.S. Xpress Enterprises, Inc., Class A* .............      10,100        158,873
USA Truck, Inc.* ....................................       1,800         21,762
USF Corp.^ ..........................................      83,000      2,915,790
                                                                    ------------
                                                                       6,911,844
                                                                    ------------
Trading Companies & Distributors (1.3%)
Applied Industrial Technologies, Inc. ...............      24,200        728,904
Grainger (W.W.), Inc. ...............................     143,600      8,257,000
Hughes Supply, Inc. .................................      75,400      4,443,322
Huttig Building Products, Inc.* .....................      23,200        178,176
Industrial Distribution Group, Inc.* ................      11,700         96,069
Valley National Gases, Inc.* ........................       3,600         36,720
Watsco, Inc., Class B ...............................         100          2,900
                                                                    ------------
                                                                      13,743,091
                                                                    ------------
   Total Industrials ................................                142,245,545
                                                                    ------------
Information Technology (18.8%)
Communications Equipment (0.7%)
Avaya, Inc.* ........................................     214,100      3,380,639
Black Box Corp.^ ....................................         300         14,178
Cable Design Technologies Corp.*^ ...................      33,400        354,040
Communications Systems, Inc. ........................       2,200         17,622
Digi International, Inc.* ...........................      23,000        246,560
EFJ, Inc.* ..........................................       4,000         35,360
Harris Corp. ........................................      34,500      1,750,875
Plantronics, Inc.* ..................................      25,800      1,086,180
SafeNet, Inc.* ......................................      12,377        342,595
Telular Corp.* ......................................       7,700         55,363
                                                                    ------------
                                                                       7,283,412
                                                                    ------------
Computers & Peripherals (0.9%)
Astro-Med, Inc. .....................................       2,860         29,029
Imation Corp. .......................................         600         25,566
Maxtor Corp.*^ ......................................     771,050      5,112,062
NCR Corp.* ..........................................       7,600        376,884
Printronix, Inc.* ...................................         500          7,375
SBS Technologies, Inc.* .............................         500          8,035
Seagate Technology*^ ................................     242,900      3,505,047
Storage Technology Corp.* ...........................      35,900      1,041,100
                                                                    ------------
                                                                      10,105,098
                                                                    ------------
Electronic Equipment & Instruments (7.9%)
Anixter International, Inc.*^ .......................     216,800      7,377,704
Arrow Electronics, Inc.* ............................     600,400     16,102,728
Bonso Electronic International, Inc.* ...............       1,000          6,000
Celestica, Inc.*^ ...................................     428,000      8,538,600
CellStar Corp.*^ ....................................      29,400        216,384
Checkpoint Systems, Inc.* ...........................       4,200         75,306
GTSI Corp.* .........................................      13,300        152,285
LeCroy Corp.* .......................................         943         16,983
Lowrance Electronics, Inc. ..........................       1,200         37,151
MTS Systems Corp. ...................................       8,838        207,251

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number of       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
O.I. Corp.* .........................................       4,500   $     40,500
PAR Technology Corp.* ...............................       2,400         25,920
Perceptron, Inc.* ...................................       9,000         63,900
PerkinElmer, Inc. ...................................     336,419      6,741,837
Richardson Electronics Ltd. .........................       1,103         12,221
Sypris Solutions, Inc. ..............................      11,900        228,361
Tech Data Corp.* ....................................      93,200      3,646,916
Tektronix, Inc. .....................................     321,000     10,920,420
Thermo Electron Corp.* ..............................     227,300      6,987,202
TTM Technologies, Inc.* .............................       1,900         22,515
Varian, Inc.* .......................................     138,200      5,825,130
Vishay Intertechnology, Inc.*^ ......................     988,550     18,367,244
                                                                    ------------
                                                                      85,612,558
                                                                    ------------
Internet Software & Services (0.3%)
Akamai Technologies, Inc.*^ .........................         400          7,180
Ask Jeeves, Inc.*^ ..................................      34,100      1,330,923
EarthLink, Inc.* ....................................     143,900      1,489,365
Keynote Systems, Inc.* ..............................       5,600         77,000
Modem Media, Inc.* ..................................      38,225        201,064
SonicWALL, Inc.* ....................................       3,700         31,820
                                                                    ------------
                                                                       3,137,352
                                                                    ------------
IT Services (1.5%)
BearingPoint, Inc.* .................................     436,300      3,869,981
Ciber, Inc.*^ .......................................      53,500        439,770
CompuCom Systems, Inc.* .............................         700          3,178
Computer Task Group, Inc.* ..........................         700          2,765
Covansys Corp.* .....................................      16,300        168,379
EdgewaterTechnology, Inc.* ..........................       8,800         54,472
eFunds Corp.* .......................................      34,060        596,050
Manatron, Inc.* .....................................       4,200         41,370
Manchester Technologies, Inc.* ......................       1,300          6,110
MPS Group, Inc.* ....................................     151,700      1,838,604
Perot Systems Corp., Class A* .......................      42,300        561,321
SYKES Enterprises, Inc.* ............................      38,640        292,118
TechTeam Global, Inc.* ..............................         900          8,118
TSR, Inc. ...........................................         900          5,850
Unisys Corp.* .......................................     587,300      8,151,724
                                                                    ------------
                                                                      16,039,810
                                                                    ------------
Semiconductors & Semiconductor Equipment (5.6%)
Agere Systems, Inc., Class A*^ ......................   2,392,000      5,501,600
Axcelis Technologies, Inc.* .........................     551,700      6,863,148
Fairchild Semiconductor International, Inc.,
   Class A* .........................................     503,600      8,243,932
Integrated Silicon Solutions, Inc.*^ ................         600          7,326
International Rectifier Corp.* ......................      77,100      3,193,482
Intest Corp.* .......................................       2,500         15,750
Lam Research Corp.* .................................     189,500      5,078,600
LSI Logic Corp.*^ ...................................     679,150      5,175,123
Mindspeed Technologies, Inc.* .......................      41,349        205,091
Mykrolis Corp.* .....................................      51,600        898,872
National Semiconductor Corp.* .......................     148,200      3,258,918
Novellus Systems, Inc.* .............................     254,100      7,988,904
Semitool, Inc.* .....................................       4,185         47,374
Teradyne, Inc.* .....................................     635,750     14,431,525
Trident Microsystems, Inc.*^ ........................         600          6,726
                                                                    ------------
                                                                      60,916,371
                                                                    ------------
Software (1.9%)
Activision, Inc.* ...................................     158,908      2,526,637
American Software, Inc., Class A ....................      24,600        149,814
Autodesk, Inc. ......................................       3,083        131,983
Cadence Design Systems, Inc.* .......................       2,500         36,575
Epicor Software Corp.*^ .............................      53,100        746,055
ePlus, Inc.* ........................................      12,800        136,320
InterVoice, Inc.*^ ..................................      12,223        140,198
McAfee, Inc.* .......................................     470,950      8,538,324
Mentor Graphics Corp.*^ .............................      81,200   $  1,256,164
Netmanage, Inc.* ....................................      12,000         93,600
Reynolds & Reynolds Co. .............................     204,300      4,725,459
Sybase, Inc.* .......................................     111,000      1,998,000
Tecnomatix Technologies Ltd.* .......................         100          1,314
THQ, Inc.* ..........................................      18,759        429,581
Transaction Systems Architechs, Inc., Class A* ......       2,100         45,213
Witness Systems, Inc.* ..............................       7,100         86,265
                                                                    ------------
                                                                      21,041,502
                                                                    ------------
   Total Information Technology .....................                204,136,103
                                                                    ------------
Materials (7.3%)
Chemicals (2.2%)
Arch Chemicals, Inc.^ ...............................      11,600        334,312
Atlantis Plastics, Inc.* ............................       2,100         35,280
Bairnco Corp. .......................................         400          3,600
Calgon Carbon Corp. .................................       2,600         17,420
Eastman Chemical Co. ................................      56,200      2,598,126
Engelhard Corp. .....................................     198,400      6,410,304
FMC Corp.* ..........................................      21,300        918,243
IMC Global, Inc.^ ...................................     468,760      6,281,384
Kronos Worlwide, Inc. ...............................           9            308
LSB Industries, Inc.* ...............................       9,000         63,000
Lubrizol Corp. ......................................      40,100      1,468,462
Octel Corp. .........................................      19,400        510,802
Rohm & Haas Co. .....................................      68,800      2,860,704
RPM International, Inc. .............................      51,700        785,840
Schulman (A.), Inc.^ ................................      14,500        311,605
Stepan Co. ..........................................       1,900         49,685
Terra Industries, Inc.*^ ............................     117,200        659,836
                                                                    ------------
                                                                      23,308,911
                                                                    ------------
Construction Materials (1.2%)
Ameron International Corp. ..........................       9,500        324,235
Eagle Materials, Inc.^ ..............................         600         42,612
Florida Rock Industries, Inc.^ ......................      12,150        512,365
Lafarge North America, Inc. .........................      19,800        857,340
Martin Marietta Materials, Inc. .....................      65,900      2,921,347
Rinker Group Ltd. ...................................   1,540,882      8,640,697
U.S. Concrete, Inc.* ................................      10,100         71,205
United States Lime & Minerals, Inc.* ................         500          5,749
                                                                    ------------
                                                                      13,375,550
                                                                    ------------
Containers & Packaging (1.5%)
Chesapeake Corp. ....................................      23,900        637,652
Crown Holdings, Inc.* ...............................       7,200         71,784
Packaging Corp. of America ..........................      51,800      1,238,020
Pactiv Corp.* .......................................     322,100      8,033,174
Peak International Ltd.* ............................       1,700          8,500
Smurfit-Stone Container Corp.* ......................     338,600      6,755,070
                                                                    ------------
                                                                      16,744,200
                                                                    ------------
Metals & Mining (1.9%)
Consol Energy, Inc.^ ................................      40,800      1,468,800
GrafTech International Ltd.*^ .......................     568,100      5,942,326
Grupo IMSA S.A de C.V. (ADR) ........................      35,900        739,181
Inco Ltd.*^ .........................................     101,700      3,514,752
Metal Management, Inc.*^ ............................      35,896        711,100
Northwest Pipe Co.* .................................       5,000         88,250
Olympic Steel, Inc.*^ ...............................       7,700        157,234
Peabody Energy Corp.^ ...............................      83,400      4,669,566
Quanex Corp.^ .......................................       4,800        233,760
Roanoke Electric Steel Corp. ........................         200          2,720
Rock of Ages Corp. ..................................       8,200         65,600
Ryerson Tull, Inc. ..................................      32,500        516,100
Schnitzer Steel Industries, Inc.^ ...................      14,900        506,004
Southern Peru Copper Corp. ..........................      21,500        888,595
Steel Dynamics, Inc.*^ ..............................      26,575        760,842

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Steel Technologies, Inc. ..........................      3,900    $       86,112
Synalloy Corp.* ...................................      2,600            26,520
Webco Industries, Inc.* ...........................        200               754
                                                                  --------------
                                                                      20,378,216
                                                                  --------------
Paper & Forest Products (0.5%)
Glatfelter ........................................     19,900           280,192
Louisiana-Pacific Corp. ...........................    163,700         3,871,505
MeadWestvaco Corp. ................................     10,300           302,717
Wausau-Mosinee Paper Corp. ........................     38,100           659,130
                                                                  --------------
                                                                       5,113,544
                                                                  --------------
   Total Materials ................................                   78,920,421
                                                                  --------------
Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.0%)
Atlantic Tele-Network, Inc. .......................      1,600            51,360
D&E Communications, Inc. ..........................        300             4,026
Hector Communications Corp.* ......................      1,980            40,986
                                                                  --------------
                                                                          96,372
                                                                  --------------
Wireless Telecommunication Services (0.8%)
EMS Technologies, Inc.* ...........................      7,700           149,611
NII Holdings, Inc.*^ ..............................      4,643           156,423
Price Communications Corp.* .......................     25,725           379,701
Telephone & Data Systems, Inc.^ ...................     61,900         4,407,280
U.S. Cellular Corp.*^ .............................     28,300         1,090,965
Western Wireless Corp., Class A*^ .................     63,132         1,825,146
                                                                  --------------
                                                                       8,009,126
                                                                  --------------
   Total Telecommunication Services ...............                    8,105,498
                                                                  --------------
Utilities (3.5%)
Electric Utilities (2.1%)
Alliant Energy Corp. ..............................    167,600         4,371,008
Central Vermont Public Service Corp. ..............     21,600           442,584
Cinergy Corp. .....................................     89,700         3,408,600
Duquesne Light Holdings, Inc.^ ....................    106,300         2,052,653
Green Mountain Power Corp. ........................      2,000            52,200
Maine & Maritimes Corp. ...........................      1,636            52,352
Northeast Utilities ...............................    176,900         3,444,243
PNM Resources Inc. ................................     97,350         2,021,959
PPL Corp. .........................................     94,300         4,328,370
Wisconsin Energy Corp. ............................     77,900         2,540,319
                                                                  --------------
                                                                      22,714,288
                                                                  --------------
Gas Utilities (0.7%)
Chesapeake Utilities Corp.^ .......................        900            20,430
Sempra Energy .....................................     71,400         2,458,302
South Jersey Industries, Inc.^ ....................     24,900         1,095,600
Southern Union Co.*^ ..............................      1,900            40,052
UGI Corp.^ ........................................    130,400         4,185,840
                                                                  --------------
                                                                       7,800,224
                                                                  --------------
Multi-Utilities & Unregulated Power (0.7%)
Avista Corp. ......................................     36,000           663,120
MDU Resources Group, Inc. .........................     44,850         1,077,746
Oneok, Inc. .......................................    128,000         2,814,720
Questar Corp. .....................................     60,600         2,341,584
Westar Energy, Inc. ...............................     45,600           907,896
                                                                  --------------
                                                                       7,805,066
                                                                  --------------
Water Utilities (0.0%)
SJW Corp. .........................................      4,200           142,800
                                                                  --------------
   Total Utilities ................................                   38,462,378
                                                                  --------------
Total Common Stocks (97.4%)
   (Cost $913,386,815) ............................                1,058,574,209
                                                                  --------------

--------------------------------------------------------------------------------
                                                       Principal       Value
                                                         Amount       (Note 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (14.7%)
ABN-Amro Bank N.V.
   1.17%, 12/30/04 ................................   $ 5,067,282   $  5,067,282
Allied Irish Bank plc
   1.14%, 12/20/04 ................................     5,067,282      5,067,282
Bank Nederlandse Gemeenten N.V.
   1.10%, 8/9/04 ..................................     5,067,282      5,067,282
Bavaria Universal Funding Corp.
   1.09%, 7/2/04 ..................................     2,675,758      2,675,758
Bayerische Landesbank NY
   1.12%, 7/20/04 .................................     1,036,117      1,036,117
Caja de Madrid
   1.23%, 10/22/04 ................................     5,067,282      5,067,282
Citigroup Global Markets, Inc.
   1.57%, 7/7/04 (l) ..............................     5,067,282      5,067,282
Deutsche Bank Securities, Inc.
   1.23%, 8/2/04 ..................................     5,067,282      5,067,282
Dexia Credit Local
   1.26%, 8/31/04 .................................     5,067,282      5,067,282
Dorada Finance, Inc.
   1.06%, 7/12/04 .................................     5,053,108      5,053,108
Dresdner Bank AG
   1.11%, 7/21/04 .................................     5,067,282      5,067,282
Four Winds Funding Corp.
   1.20%, 7/1/04 ..................................     5,062,384      5,062,384
Greenwich Capital Markets, Inc.
   1.57%, 7/1/04 ..................................    52,166,692     52,166,692
Hartford Life, Inc.
   1.24%, 6/30/05 (l) .............................     1,621,530      1,621,530
Household Finance Corp.
   1.13%, 7/12/04 .................................     5,054,399      5,054,399
Irish Life and Permanent plc
   1.13%, 8/3/04 ..................................     2,822,317      2,822,317
Lehman Brothers, Inc.
   1.68%, 9/30/04 (l) .............................       709,420        709,420
National Rural Utilities Cooperative Finance Corp.
   1.30%, 8/2/04 ..................................     4,047,824      4,047,824
New York Life Insurance Co.
   1.22%, 9/30/04 (l) .............................     5,067,282      5,067,282
Nordea Bank New York
   1.10%, 9/6/05 (l) ..............................     5,064,253      5,064,253
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 .................................     5,067,282      5,067,282
Sun Trust Bank
   1.25%, 5/17/06 (l) .............................     5,067,282      5,067,282
Ulster Bank Ireland Ltd.
   1.33%, 8/17/04 .................................     5,067,282      5,067,282
UniCredito Italiano Milan S.p.A.
   1.11%, 7/28/04 .................................     5,067,282      5,067,282
Wachovia Bank N.A.
   1.56%, 11/15/04 (l) ............................     3,852,781      3,852,781
Wells Fargo Bank N.A.
   1.10%, 8/10/04 .................................     5,067,282      5,067,282
                                                                    ------------
                                                                     160,108,531
                                                                    ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                    Principal         Value
                                                      Amount         (Note 1)
--------------------------------------------------------------------------------
Time Deposit (2.7%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 ...............................   $29,124,852   $   29,124,852
                                                                 --------------
Total Short-Term Debt Securities (17.4%)
   (Amortized Cost $189,233,383) ...............                    189,233,383
                                                                 --------------
Total Investments (114.8%)
   (Cost/Amortized Cost $1,102,620,198) ........                  1,247,807,592
Other Assets Less
   Liabilities (-14.8%) ........................                   (161,457,911)
                                                                 --------------
Net Assets (100%) ..............................                 $1,086,349,681
                                                                 ==============

*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR  -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities ...............   $   424,702,345
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities ...............       277,511,827

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ......................   $  163,240,832
Aggregate gross unrealized depreciation ......................      (18,053,438)
                                                                 --------------
Net unrealized appreciation ..................................   $  145,187,394
                                                                 ==============
Federal income tax cost of investments .......................   $1,102,620,198
                                                                 ==============

At June 30, 2004, the Portfolio had loaned securities with a total value of $158,015,421. This was secured by collateral of $160,108,531 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $395 and $2,095 as brokerage commissions with S.G. Cowen Securities Corp. and Bernstein (Sanford C.) & Co., affiliated broker/dealers.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                       Number of       Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (6.2%)
Household Durables (0.3%)
Sony Corp. ........................................       42,800   $  1,612,134
                                                                   ------------
Internet & Catalog Retail (3.7%)
eBay, Inc.* .......................................      112,420     10,337,019
InterActiveCorp*^ .................................      180,005      5,425,351
NetFlix, Inc.*^ ...................................       76,040      2,733,638
                                                                   ------------
                                                                     18,496,008
                                                                   ------------
Media (2.2%)
Pixar*^ ...........................................       54,660      3,799,416
Time Warner, Inc.* ................................      406,655      7,148,995
                                                                   ------------
                                                                     10,948,411
                                                                   ------------
   Total Consumer Discretionary ...................                  31,056,553
                                                                   ------------
Industrials (1.7%)
Commercial Services & Supplies (0.5%)
Cendant Corp. .....................................      103,400      2,531,232
                                                                   ------------
Industrial Conglomerates (1.2%)
Tyco International Ltd. ...........................      183,620      6,085,167
                                                                   ------------
   Total Industrials ..............................                   8,616,399
                                                                   ------------
Information Technology (85.5%)
Communications Equipment (18.7%)
Adtran, Inc. ......................................       48,800      1,628,456
Avaya, Inc.* ......................................      107,500      1,697,425
Cisco Systems, Inc.* ..............................    1,186,538     28,120,951
Comverse Technology, Inc.* ........................      339,730      6,774,216
Corning, Inc.* ....................................      882,075     11,519,899
Foundry Networks, Inc.* ...........................      122,100      1,717,947
Juniper Networks, Inc.* ...........................       10,060        247,174
Motorola, Inc. ....................................      592,728     10,817,286
Plantronics, Inc.* ................................       44,100      1,856,610
QUALCOMM, Inc. ....................................      143,920     10,503,282
Research In Motion Ltd.*^ .........................      168,780     11,551,303
Scientific-Atlanta, Inc. ..........................      102,500      3,536,250
Telefonktiebolaget LM Ericsson (ADR)*^ ............      124,040      3,711,277
                                                                   ------------
                                                                     93,682,076
                                                                   ------------
Computers & Peripherals (6.3%)
Apple Computer, Inc.* .............................      115,700      3,764,878
EMC Corp.* ........................................      458,325      5,224,905
Hutchinson Technology, Inc.*^ .....................       85,000      2,090,150
Intergraph Corp.* .................................       58,620      1,515,913
Maxtor Corp.*^ ....................................      535,200      3,548,376
NCR Corp.* ........................................      136,640      6,775,978
Network Appliance, Inc.* ..........................       84,640      1,822,299
SanDisk Corp.*^ ...................................      316,715      6,869,548
                                                                   ------------
                                                                     31,612,047
                                                                   ------------
Electronic Equipment & Instruments (2.1%)
Agilent Technologies, Inc.* .......................      163,685      4,792,697
Flextronics International Ltd.* ...................      355,225      5,665,839
                                                                   ------------
                                                                     10,458,536
                                                                   ------------
Internet Software & Services (9.3%)
Akamai Technologies, Inc.*^ .......................      105,590      1,895,340
Ask Jeeves, Inc.* .................................       34,900      1,362,147
Netease.com (ADR)*^ ...............................       81,830      3,381,215
Sina Corp.*^ ......................................       92,140      3,039,699
Softbank Corp. ....................................       66,000      2,903,359
Sohu.com, Inc.*^ ..................................       79,210      1,574,695
Tencent Holdings Ltd.* ............................    1,235,000        680,851
VeriSign, Inc.* ...................................      356,610      7,096,539
Yahoo Japan Corp.* ................................          119      1,156,028
Yahoo!, Inc.* .....................................      648,700     23,567,271
                                                                   ------------
                                                                     46,657,144
                                                                   ------------
IT Services (4.3%)
Accenture Ltd., Class A* ..........................      129,000   $  3,544,920
BISYS Group, Inc.* ................................      109,600      1,540,976
CheckFree Corp.* ..................................       47,600      1,428,000
CompuCom Systems, Inc.* ...........................       56,300        255,602
Computer Sciences Corp.* ..........................       61,300      2,846,159
DST Systems, Inc.* ................................       55,100      2,649,759
First Data Corp. ..................................      148,600      6,615,672
Fiserv, Inc.* .....................................       71,040      2,762,746
                                                                   ------------
                                                                     21,643,834
                                                                   ------------
Semiconductors & Semiconductor Equipment (20.9%)
Advantest Corp. ...................................       14,500        971,406
Altera Corp.* .....................................      470,995     10,465,509
Analog Devices, Inc. ..............................      116,910      5,504,123
Applied Materials, Inc.* ..........................      291,112      5,711,618
ASML Holding N.V. (N.Y Shares)* ...................      267,978      4,585,104
Broadcom Corp., Class A* ..........................       91,900      4,298,163
Fairchild Semiconductor
   International, Inc., Class A* ..................      132,100      2,162,477
Intel Corp. .......................................      204,165      5,634,954
Intersil Corp., Class A ...........................       84,100      1,821,606
KLA-Tencor Corp.* .................................      114,785      5,668,083
Lam Research Corp.* ...............................       65,700      1,760,760
Linear Technology Corp. ...........................       12,600        497,322
Marvell Technology Group Ltd.* ....................      385,920     10,304,064
Micron Technology, Inc.* ..........................       49,500        757,845
National Semiconductor Corp.* .....................      191,140      4,203,169
ON Semiconductor Corp.* ...........................       64,600        324,292
Samsung Electronics Co., Ltd. (GDR)^(S) ...........       17,391      3,589,575
Silicon Storage Technology, Inc.*^ ................       16,500        169,950
Solomon Systech International Ltd.* ...............    3,443,880        852,161
STMicroelectronics N.V.
   (N.Y. Shares)^ .................................      278,958      6,139,866
Taiwan Semiconductor
   Manufacturing Co., Ltd. (ADR)^ .................      815,554      6,777,254
Teradyne, Inc.* ...................................      103,100      2,340,370
Texas Instruments, Inc. ...........................      451,685     10,921,743
Xilinx, Inc. ......................................      283,275      9,435,890
                                                                   ------------
                                                                    104,897,304
                                                                   ------------
Software (23.9%)
Adobe Systems, Inc. ...............................       96,285      4,477,252
Amdocs Ltd.* ......................................      308,863      7,236,660
Autodesk, Inc. ....................................      133,700      5,723,697
BEA Systems, Inc.* ................................      719,235      5,912,112
Cadence Design Systems, Inc.* .....................      110,200      1,612,226
Check Point Software Technologies Ltd.* ...........       67,400      1,819,126
Citrix Systems, Inc.* .............................      213,800      4,352,968
Computer Associates International, Inc. ...........       54,000      1,515,240
Electronic Arts, Inc.* ............................       81,930      4,469,282
McAfee, Inc.* .....................................      180,680      3,275,728
Mercury Interactive Corp.* ........................      235,485     11,734,218
Microsoft Corp. ...................................      956,890     27,328,778
Red Hat, Inc.*^ ...................................      311,530      7,155,844
Salesforce.com, Inc.*^ ............................       29,300        470,851
SAP AG (ADR)^ .....................................      199,160      8,326,880
Symantec Corp.* ...................................      158,245      6,927,966
Trend Micro, Inc. .................................       58,700      2,603,748
VERITAS Software Corp.* ...........................      524,490     14,528,373
                                                                   ------------
                                                                    119,470,949
                                                                   ------------
   Total Information Technology ...................                 428,421,890
                                                                   ------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                                      Number of        Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Nextel Partners, Inc., Class A*^ .................       106,670   $  1,698,186
                                                                   ------------
Total Common Stocks (93.8%)
   (Cost $430,012,872) ...........................                  469,793,028
                                                                   ------------
                                                      Principal
                                                        Amount
                                                     -----------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
   Securities Loaned (8.9%)
ABN-Amro Bank N.V
   1.17%, 12/30/04 ...............................   $ 1,404,260      1,404,260
Allied Irish Bank plc
   1.14%, 12/20/04 ...............................     1,404,259      1,404,259
Bank Nederlandse Gemeenten N.V
   1.10%, 8/9/04 .................................     1,404,260      1,404,260
Bavaria Universal Funding Corp.
   1.09%, 7/2/04 .................................       741,514        741,514
Bayerische Landesbank NY
   1.12%, 7/20/04 ................................       287,132        287,132
Caja de Madrid
   1.23%, 10/22/04 ...............................     1,404,259      1,404,259
Citigroup Global Markets, Inc.
   1.57%, 7/7/04 (l) .............................     1,404,260      1,404,260
Deutsche Bank Securities, Inc.
   1.23%, 8/2/04 .................................     1,404,259      1,404,259
Dexia Credit Local
   1.26%, 8/31/04 ................................     1,404,260      1,404,260
Dorada Finance, Inc.
   1.06%, 7/12/04 ................................     1,400,331      1,400,331
Dresdner Bank AG
   1.11%, 7/21/04 ................................     1,404,259      1,404,259
Four Winds Funding Corp.
   1.20%, 7/1/04 .................................     1,402,902      1,402,902
Greenwich Capital Markets, Inc.
   1.57%, 7/1/04 .................................    14,456,580     14,456,580
Hartford Life, Inc.
   1.24%, 6/30/05 (l) ............................       449,363        449,363
Household Finance Corp.
   1.13%, 7/12/04 ................................     1,400,689      1,400,689
Irish Life and Permanent plc
   1.13%, 8/3/04 .................................       782,128        782,128
Lehman Brothers, Inc.
   1.68%, 9/30/04 (l) ............................       196,596        196,596
National Rural Utilities Cooperative Finance
   Corp
   1.30%, 8/2/04 .................................     1,121,744      1,121,744
New York Life Insurance Co.
   1.22%, 9/30/04 (l) ............................     1,404,260      1,404,260
Nordea Bank New York
   1.10%, 9/6/05 (l) .............................     1,403,420      1,403,420
Skandanaviska Enskilda Banken AB
   1.50%, 9/15/04 ................................     1,404,259      1,404,259
Sun Trust Bank
   1.25%, 5/17/06 (l) ............................     1,404,260      1,404,260
Ulster Bank Ireland Ltd.
   1.33%, 8/17/04 ................................     1,404,259      1,404,259
UniCredito Italiano Milan S.p.A
   1.11%, 7/28/04 ................................     1,404,259      1,404,259
Wachovia Bank N.A
   1.56%, 11/15/04 (l) ...........................     1,067,693      1,067,693
Wells Fargo Bank N.A
   1.10%, 8/10/04 ................................     1,404,259      1,404,259
                                                                   ------------
                                                                     44,369,724
                                                                   ------------
--------------------------------------------------------------------------------
                                                      Principal        Value
                                                        Amount        (Note 1)
--------------------------------------------------------------------------------
Time Deposit (5.4%)
J.P. Morgan Chase Nassau,
   0.63%, 7/1/04 .................................   $27,310,793   $ 27,310,793
                                                                   ------------
Total Short-Term Debt Securities (14.3%)
   (Amortized Cost $71,680,517) ..................                   71,680,517
                                                                   ------------
Total Investments Before Written Options (108.1%)
   (Cost/Amortized Cost $501,693,389) ............                  541,473,545
                                                                   ------------
                                                      Number of
                                                      Contracts
                                                     -----------
OPTIONS WRITTEN:
Call Options (-0.0%)*
Ask Jeeves, Inc. (c)(d)
   September @ $45.00 ............................          (349)       (88,995)
eBay, Inc. (c)(d)
   July @ $75.00 .................................           (99)      (171,270)
                                                                   ------------
Total Options Written (-0.0%)
   (Premiums Received $196,976) ..................                     (260,265)
                                                                   ------------
Total Investments (108.1%)
   (Cost/Amortized Cost $501,496,413) ............                  541,213,280
Other Assets Less
   Liabilities (-8.1%) ...........................                  (40,184,530)
                                                                   ------------
Net Assets (100%) ................................                 $501,028,750
                                                                   ============
----------
*    Non-income producing.

^    All, or a portion of security out on loan (See Note 1).

(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2004, these securities amounted to $3,589,575 or 0.72% of net assets.

(a) Fully or partially pledged as collateral on outstanding written call options.

(c)  One contract relates to 100 shares.

(d)  Covered call option contracts written in connection with securities held.

(l)  Floating Rate Security. Rate disclosed is as of June 30, 2004.

     Glossary:
     ADR  -- American Depositary Receipt
     GDR  -- Global Depositary Receipt

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AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

Options written for the six months ended June 30, 2004, were as follows:

                                                            Total       Total
                                                          Number of    Premiums
                                                          Contracts    Received
                                                          ---------   ---------
Options outstanding--January 1, 2004 ..................        --     $      --
Options written .......................................       944       308,278
Options terminated in closing purchase transactions ...       (99)      (41,281)
Options expired .......................................      (397)      (70,021)
Options exercised .....................................        --            --
                                                             ----     ---------
Options outstanding--June 30, 2004 ....................       448     $(196,976)
                                                             ====     =========

Investment security transactions for the six months ended June 30, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities .................   $175,261,091
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities .................    143,304,058

As of June 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $ 56,954,095
Aggregate gross unrealized depreciation ........................    (17,173,939)
                                                                   ------------
Net unrealized appreciation ....................................   $ 39,780,156
                                                                   ============
Federal income tax cost of investments .........................   $501,693,389
                                                                   ============

At June 30, 2004, the Portfolio had loaned securities with a total value of $43,146,167. This was secured by collateral of $44,369,724 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2004, the Portfolio incurred approximately $85 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $45,736,615) ......................   $45,614,312
   Receivable from Separate Accounts for Trust shares sold ......     2,367,459
   Receivable from investment manager ...........................        14,072
   Dividends, interest and other receivables ....................           130
   Other assets .................................................            70
                                                                    -----------
      Total assets ..............................................    47,996,043
                                                                    -----------
LIABILITIES
   Overdraft payable ............................................       114,053
   Payable for securities purchased .............................       545,876
   Payable to Separate Accounts for Trust shares redeemed .......        15,215
   Administrative fees payable ..................................         8,210
   Distribution fees payable - Class B ..........................         8,181
   Trustees' fees payable .......................................            12
                                                                    -----------
      Total liabilities .........................................       691,547
                                                                    -----------
NET ASSETS ......................................................   $47,304,496
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ..............................................   $47,247,537
   Accumulated undistributed net investment income ..............       171,347
   Accumulated undistributed net realized gain ..................         7,915
   Unrealized depreciation on investments .......................      (122,303)
                                                                    -----------
      Net assets ................................................   $47,304,496
                                                                    ===========
Class A
   Net asset value, offering and redemption price per share,
      $1,027,092 / 97,397 shares outstanding (unlimited amount
      authorized: $0.001 par value) .............................   $     10.55
                                                                    ===========
Class B
   Net asset value, offering and redemption price per share,
      $46,277,404 / 4,393,901 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $     10.53
                                                                    ===========

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (All dividend income received from affiliates) .......   $ 209,266
   Interest .......................................................         798
                                                                      ---------
      Total income ................................................     210,064
                                                                      ---------
EXPENSES
   Administrative fees ............................................      34,439
   Distribution fees - Class B ....................................      27,512
   Custodian fees .................................................      22,037
   Investment management fees .....................................      11,207
   Professional fees ..............................................       7,660
   Printing and mailing expenses ..................................       2,203
   Trustees' fees .................................................         138
   Miscellaneous ..................................................         337
                                                                      ---------
      Gross expenses ..............................................     105,533
   Less: Waiver of investment management fees .....................     (11,207)
         Reimbursement from investment manager ....................     (55,609)
                                                                      ---------
      Net expenses ................................................      38,717
                                                                      ---------
NET INVESTMENT INCOME .............................................     171,347
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities ....................................       8,474
   Net change in unrealized depreciation on securities ............    (122,136)
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ..................................    (113,662)
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $  57,685
                                                                      =========

STATEMENT OF CHANGES IN NET ASSETS

                                                                         Six Months Ended   July 31, 2003* to
                                                                           June 30, 2004       December 31,
                                                                            (Unaudited)            2003
                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................................     $    171,347        $    50,047
   Net realized gain on investments ..................................            8,474              7,203
   Net change in unrealized depreciation on investments ..............         (122,136)              (167)
                                                                           ------------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................           57,685             57,083
                                                                           ------------        -----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class A ...........................................................               --             (1,149)
   Class B ...........................................................               --            (49,119)
                                                                           ------------        -----------
                                                                                     --            (50,268)
                                                                           ------------        -----------
   Distributions from net realized capital gains
   Class A ...........................................................             (128)                --
   Class B ...........................................................           (7,469)                --
                                                                           ------------        -----------
                                                                                 (7,597)                --
                                                                           ------------        -----------
TOTAL DIVIDENDS AND DISTRIBUTIONS ....................................           (7,597)           (50,268)
                                                                           ------------        -----------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 114,550 and 4,942 shares, respectively ] ....        1,201,081             51,532
   Capital shares issued in reinvestment of dividends and
      distributions [ 12 and 111 shares, respectively ] ..............              128              1,149
   Capital shares repurchased [ (26,022) and (1,196) shares,
      respectively ] .................................................         (273,483)           (12,460)
                                                                           ------------        -----------
   Total Class A transactions ........................................          927,726             40,221
                                                                           ------------        -----------
   Class B
   Capital shares sold [ 4,346,238 and 585,324 shares,
      respectively ] .................................................       45,773,764          6,117,160
   Capital shares issued in reinvestment of dividends and
      distributions [ 717 and 4,717 shares, respectively ] ...........            7,469             49,119
   Capital shares repurchased [ (525,688) and (22,407) shares,
      respectively ] .................................................       (5,533,600)          (234,266)
                                                                           ------------        -----------
   Total Class B transactions ........................................       40,247,633          5,932,013
                                                                           ------------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................       41,175,359          5,972,234
                                                                           ------------        -----------
TOTAL INCREASE IN NET ASSETS .........................................       41,225,447          5,979,049
NET ASSETS:
   Beginning of period ...............................................        6,079,049            100,000
                                                                           ------------        -----------
   End of period (a) .................................................     $ 47,304,496        $ 6,079,049
                                                                           ============        ===========
----------
   (a) Includes accumulated undistributed net investment income of ...     $    171,347        $        --
                                                                           ------------        -----------
   * Class A and Class B commenced operations on July 31, 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $91,229,766) .......................   $91,625,491
   Receivable for securities sold ................................       438,180
   Receivable from Separate Accounts for Trust shares sold .......       424,603
   Receivable from investment manager ............................        16,965
   Dividends, interest and other receivables .....................           310
   Other assets ..................................................           148
                                                                     -----------
      Total assets ...............................................    92,505,697
                                                                     -----------
LIABILITIES
   Overdraft payable .............................................     1,639,036
   Payable to Separate Accounts for Trust shares redeemed ........       271,748
   Distribution fees payable - Class B ...........................        17,024
   Administrative fees payable ...................................        12,247
   Trustees' fees payable ........................................            21
                                                                     -----------
      Total liabilities ..........................................     1,940,076
                                                                     -----------
NET ASSETS .......................................................   $90,565,621
                                                                     ===========
   Net assets were comprised of:
   Paid in capital ...............................................   $89,835,879
   Accumulated undistributed net investment income ...............       318,369
   Accumulated undistributed net realized gain ...................        15,648
   Unrealized appreciation on investments ........................       395,725
                                                                     -----------
      Net assets .................................................   $90,565,621
                                                                     ===========
Class A
   Net asset value, offering and redemption price per
      share, $613,678 / 56,573 shares outstanding
      (unlimited amount authorized: $0.001 par value) ............   $     10.85
                                                                     ===========
Class B
   Net asset value, offering and redemption price per
      share, $89,951,943 / 8,303,215 shares outstanding
      (unlimited amount authorized: $0.001 par value) ............   $     10.83
                                                                     ===========

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (All dividend income received from affiliates) .......   $ 392,726
   Interest .......................................................       1,648
                                                                      ---------
      Total income ................................................     394,374
                                                                      ---------
EXPENSES
   Distribution fees - Class B ....................................      54,144
   Administrative fees ............................................      50,603
   Custodian fees .................................................      22,675
   Investment management fees .....................................      21,859
   Professional fees ..............................................       7,825
   Printing and mailing expenses ..................................       4,011
   Trustees' fees .................................................         250
   Miscellaneous ..................................................         378
                                                                      ---------
      Gross expenses ..............................................     161,745
   Less: Waiver of investment management fees .....................     (21,859)
         Reimbursement from investment manager ....................     (63,881)
                                                                      ---------
      Net expenses ................................................      76,005
                                                                      ---------
NET INVESTMENT INCOME .............................................     318,369
                                                                      ---------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ....................................      16,969
   Net change in unrealized appreciation on securities ............     310,032
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN ..................................     327,001
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $ 645,370
                                                                      =========

STATEMENT OF CHANGES IN NET ASSETS

                                                                         Six Months Ended    July 31, 2003*
                                                                           June 30, 2004    to December 31,
                                                                            (Unaudited)           2003
                                                                         ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................................      $   318,369       $    97,774
   Net realized gain on investments ..................................           16,969            14,204
   Net change in unrealized appreciation on investments ..............          310,032            85,693
                                                                            -----------       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................          645,370           197,671
                                                                            -----------       -----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class A ...........................................................               --            (2,836)
   Class B ...........................................................               --           (95,329)
                                                                            -----------       -----------
                                                                                     --           (98,165)
                                                                            -----------       -----------
   Distributions from net realized capital gains
   Class A ...........................................................             (100)               --
   Class B ...........................................................          (15,192)               --
                                                                            -----------       -----------
                                                                                (15,292)               --
                                                                            -----------       -----------
TOTAL DIVIDENDS AND DISTRIBUTIONS ....................................          (15,292)          (98,165)
                                                                            -----------       -----------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 55,329 and 20,802 shares, respectively ] ....          595,973           218,410
   Capital shares issued in reinvestment of dividends and
      distributions [ 9 and 268 shares, respectively ] ...............              100             2,836
   Capital shares repurchased [ (19,855) and (4,980) shares,
      respectively ] .................................................         (214,278)          (52,214)
                                                                            -----------       -----------
   Total Class A transactions ........................................          381,795           169,032
                                                                            -----------       -----------
   Class B
   Capital shares sold [ 8,146,434 and 926,085 shares,
      respectively ] .................................................       87,639,858         9,778,943
   Capital shares issued in reinvestment of dividends and
      distributions [ 1,421 and 8,999 shares, respectively ] .........           15,192            95,329
   Capital shares repurchased [ (734,773) and (49,951) shares,
      respectively ] .................................................       (7,812,548)         (531,564)
                                                                            -----------       -----------
   Total Class B transactions ........................................       79,842,502         9,342,708
                                                                            -----------       -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................       80,224,297         9,511,740
                                                                            -----------       -----------
TOTAL INCREASE IN NET ASSETS .........................................       80,854,375         9,611,246
NET ASSETS:
   Beginning of period ...............................................        9,711,246           100,000
   End of period (a) .................................................      $90,565,621       $ 9,711,246
                                                                            ===========       ===========
----------
   (a) Includes accumulated undistributed net investment income of ...      $   318,369       $        --
                                                                            -----------       -----------
   * Class A and Class B commenced operations on July 31, 2003

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $4,412,301,220) ................   $4,825,423,389
   Receivable from Separate Accounts for Trust shares sold ...        4,689,862
   Receivable from investment manager ........................          303,186
   Dividends, interest and other receivables .................          149,490
   Other assets ..............................................           24,362
                                                                 --------------
      Total assets ...........................................    4,830,590,289
                                                                 --------------
LIABILITIES
   Overdraft payable .........................................        1,230,799
   Payable for securities purchased ..........................        2,768,262
   Payable to Separate Accounts for Trust shares redeemed ....        2,766,898
   Administrative fees payable ...............................          630,954
   Distribution fees payable - Class B .......................          341,055
   Trustees' fees payable ....................................          171,844
   Accrued expenses ..........................................        1,167,260
                                                                 --------------
      Total liabilities ......................................        9,077,072
                                                                 --------------
NET ASSETS ...................................................   $4,821,513,217
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $5,128,736,942
   Accumulated undistributed net investment income ...........       16,932,305
   Accumulated undistributed net realized loss ...............     (737,294,512)
   Unrealized appreciation on investments ....................      413,138,482
                                                                 --------------
      Net assets .............................................   $4,821,513,217
                                                                 ==============
Class A
   Net asset value, offering and redemption price per share,
      $3,091,958,487 / 206,374,494 shares outstanding
      (unlimited amount authorized: $0.001 par value) ........   $        14.98
                                                                 ==============
Class B
   Net asset value, offering and redemption price per share,
      $1,729,554,730 / 116,232,375 shares outstanding
      (unlimited amount authorized: $0.001 par value) ........   $        14.88
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (Includes dividend income of $20,561,229 from
      affiliates) ..............................................   $ 20,562,978
   Interest ....................................................         18,217
                                                                   ------------
      Total income .............................................     20,581,195
                                                                   ------------
EXPENSES
   Administrative fees .........................................      3,504,731
   Investment management fees ..................................      2,288,334
   Distribution fees - Class B .................................      1,835,256
   Printing and mailing expenses ...............................        523,921
   Custodian fees ..............................................         83,357
   Professional fees ...........................................         65,714
   Trustees' fees ..............................................         39,969
   Miscellaneous ...............................................         39,377
                                                                   ------------
      Gross expenses ...........................................      8,380,659
   Less: Waiver of investment management fees ..................     (2,288,334)
         Reimbursement from investment manager .................     (1,968,335)
         Fees paid indirectly ..................................       (663,384)
                                                                   ------------
      Net expenses .............................................      3,460,606
                                                                   ------------
NET INVESTMENT INCOME ..........................................     17,120,589
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on:
   Securities ..................................................      1,769,036
   Foreign currency transactions ...............................          1,026
                                                                   ------------
      Net realized gain ........................................      1,770,062
                                                                   ------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..................................................     87,956,744
   Foreign currency translations ...............................         (5,079)
                                                                   ------------
      Net change in unrealized appreciation ....................     87,951,665
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ...............................     89,721,727
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $106,842,316
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS

                                                              Six Months Ended
                                                               June 30, 2004        Year Ended
                                                                (Unaudited)      December 31, 2003
                                                              ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..................................    $   17,120,589     $   93,280,770
   Net realized gain (loss) on investments and foreign
      currency transactions ...............................         1,770,062        (14,312,826)
   Net change in unrealized appreciation on investments
      and foreign currency translations ...................        87,951,665        614,461,718
                                                               --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......       106,842,316        693,429,662
                                                               --------------     --------------
DIVIDENDS:
   Dividends from net investment income
   Class A ................................................           (26,934)       (71,522,095)
   Class B ................................................           (14,635)       (25,115,701)
                                                               --------------     --------------
TOTAL DIVIDENDS ...........................................           (41,569)       (96,637,796)
                                                               --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 3,020,287 and 5,302,962 shares,
      respectively ] ......................................        45,031,018         72,331,114
   Capital shares issued in reinvestment of dividends
      [ 1,826 and 4,929,043 shares, respectively ] ........            26,934         71,522,095
   Capital shares repurchased [ (11,340,476) and
      (27,454,395) shares, respectively ] .................      (168,648,886)      (367,958,101)
                                                               --------------     --------------
   Total Class A transactions .............................      (123,590,934)      (224,104,892)
                                                               --------------     --------------
   Class B
   Capital shares sold [ 34,446,956 and 38,105,861 shares,
      respectively ] ......................................       508,037,162        518,181,598
   Capital shares issued in reinvestment of dividends
      [ 999 and 1,740,321 shares, respectively ] ..........            14,635         25,115,701
   Capital shares repurchased [ (4,911,521) and (6,498,599)
      shares, respectively ] ..............................       (72,405,826)       (86,471,626)
                                                               --------------     --------------
   Total Class B transactions .............................       435,645,971        456,825,673
                                                               --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .....................................       312,055,037        232,720,781
                                                               --------------     --------------
TOTAL INCREASE IN NET ASSETS ..............................       418,855,784        829,512,647
NET ASSETS:
   Beginning of period ....................................     4,402,657,433      3,573,144,786
                                                               --------------     --------------
   End of period (a) ......................................    $4,821,513,217     $4,402,657,433
                                                               ==============     ==============

----------
   (a) Includes accumulated undistributed (overdistributed)
      net investment income of ............................    $   16,932,305     $     (146,715)
                                                               --------------     --------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE-PLUS ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $355,804,197) .....................   $361,131,011
   Cash .........................................................        679,244
   Receivable from Separate Accounts for Trust shares sold ......      4,863,801
   Receivable from investment manager ...........................         31,854
   Dividends, interest and other receivables ....................          1,516
   Other assets .................................................            450
                                                                    ------------
      Total assets ..............................................    366,707,876
                                                                    ------------
LIABILITIES
   Payable for securities purchased .............................      5,241,173
   Payable to Separate Accounts for Trust shares redeemed .......        298,978
   Distribution fees payable - Class B ..........................         62,827
   Administrative fees payable ..................................         42,935
   Trustees' fees payable .......................................             94
   Accrued expenses .............................................          2,342
                                                                    ------------
      Total liabilities .........................................      5,648,349
                                                                    ------------
NET ASSETS ......................................................   $361,059,527
                                                                    ============
   Net assets were comprised of:
   Paid in capital ..............................................   $354,999,755
   Accumulated undistributed net investment income ..............        732,423
   Accumulated undistributed net realized gain ..................            535
   Unrealized appreciation on investments .......................      5,326,814
                                                                    ------------
      Net assets ................................................   $361,059,527
                                                                    ============
Class A
   Net asset value, offering and redemption price per share,
      $5,808,213 / 503,284 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      11.54
                                                                    ============
Class B
   Net asset value, offering and redemption price per share,
      $355,251,314 / 30,820,562 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      11.53
                                                                    ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (All dividend income received from affiliates) ......   $  989,483
   Interest ......................................................        6,482
                                                                     ----------
      Total income ...............................................      995,965
                                                                     ----------
EXPENSES
   Distribution fees - Class B ...................................      186,980
   Administrative fees ...........................................      133,619
   Investment management fees ....................................       76,527
   Custodian fees ................................................       23,246
   Printing and mailing expenses .................................       13,889
   Professional fees .............................................        8,720
   Trustees' fees ................................................          855
   Miscellaneous .................................................          506
                                                                     ----------
      Gross expenses .............................................      444,342
   Less: Waiver of investment management fees ....................      (76,527)
         Reimbursement from investment manager ...................     (104,273)
                                                                     ----------
      Net expenses ...............................................      263,542
                                                                     ----------
NET INVESTMENT INCOME ............................................      732,423
                                                                     ----------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ...................................        3,698
   Net change in unrealized appreciation on securities ...........    4,534,864
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN .................................    4,538,562
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $5,270,985
                                                                     ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                              Six Months Ended   July 31, 2003* to
                                                                June 30, 2004       December 31,
                                                                 (Unaudited)            2003
                                                              ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ..................................     $    732,423        $   161,465
   Net realized gain on investments .......................            3,698             21,353
   Net change in unrealized appreciation on investments ...        4,534,864            791,950
                                                                ------------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......        5,270,985            974,768
                                                                ------------        -----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class A ................................................               --             (7,584)
   Class B ................................................               --           (154,989)
                                                                ------------        -----------
                                                                          --           (162,573)
                                                                ------------        -----------
   Distributions from net realized capital gains
   Class A ................................................             (418)                --
   Class B ................................................          (23,358)                --
                                                                ------------        -----------
                                                                     (23,776)                --
                                                                ------------        -----------
TOTAL DIVIDENDS AND DISTRIBUTIONS .........................          (23,776)          (162,573)
                                                                ------------        -----------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 432,304 and 100,202 shares,
      respectively ] ......................................        4,930,664          1,091,540
   Capital shares issued in reinvestment of dividends and
      distributions [ 37 and 687 shares, respectively ] ...              418              7,584
   Capital shares repurchased [ (34,563) and (383) shares,
      respectively ] ......................................         (393,258)            (4,120)
                                                                ------------        -----------
   Total Class A transactions .............................        4,537,824          1,095,004
                                                                ------------        -----------
   Class B
   Capital shares sold [ 28,782,291 and 2,553,772 shares,
      respectively ] ......................................      327,412,804         27,752,232
   Capital shares issued in reinvestment of dividends and
      distributions [ 2,053 and 14,044 shares,
      respectively ] ......................................           23,358            154,989
   Capital shares repurchased [ (503,871) and (32,727)
      shares, respectively ] ..............................       (5,723,572)          (352,516)
                                                                ------------        -----------
   Total Class B transactions .............................      321,712,590         27,554,705
                                                                ------------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...........................................      326,250,414         28,649,709
                                                                ------------        -----------
TOTAL INCREASE IN NET ASSETS ..............................      331,497,623         29,461,904
NET ASSETS:
   Beginning of period ....................................       29,561,904            100,000
                                                                ------------        -----------
   End of period (a) ......................................     $361,059,527        $29,561,904
                                                                ============        ===========

----------
   (a) Includes accumulated undistributed net investment
      income of ...........................................     $    732,423        $        --
                                                                ------------        -----------
   * Class A and Class B commenced operations on
      July 31, 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA AGGRESSIVE ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $105,767,890) .....................   $107,425,508
   Receivable from Separate Accounts for Trust shares sold ......        767,933
   Receivable from investment manager ...........................         17,420
   Dividends, interest and other receivables ....................            450
   Other assets .................................................            136
                                                                    ------------
      Total assets ..............................................    108,211,447
                                                                    ------------
LIABILITIES
   Overdraft payable ............................................      2,138,519
   Payable for securities purchased .............................        588,149
   Payable to Separate Accounts for Trust shares redeemed .......        118,221
   Distribution fees payable - Class B ..........................         18,051
   Administrative fees payable ..................................         13,825
   Trustees' fees payable .......................................             35
                                                                    ------------
      Total liabilities .........................................      2,876,800
                                                                    ------------
NET ASSETS ......................................................   $105,334,647
                                                                    ============
   Net assets were comprised of:
   Paid in capital ..............................................   $103,421,580
   Accumulated undistributed net investment income ..............        237,304
   Accumulated undistributed net realized gain ..................         18,145
   Unrealized appreciation on investments .......................      1,657,618
                                                                    ------------
      Net assets ................................................   $105,334,647
                                                                    ============
Class A
   Net asset value, offering and redemption price per share,
      $4,086,198 / 350,329 shares outstanding (unlimited amount
      authorized: $0.001 par value) .............................   $      11.66
                                                                    ============
Class B
   Net asset value, offering and redemption price per share,
      $101,248,449 / 8,691,690 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      11.65
                                                                    ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (All dividend income received from affiliates) ......   $  320,383
   Interest ......................................................          524
                                                                     ----------
      Total income ...............................................      320,907
                                                                     ----------
EXPENSES
   Distribution fees - Class B ...................................       58,656
   Administrative fees ...........................................       55,288
   Investment management fees ....................................       24,938
   Custodian fees ................................................       22,476
   Professional fees .............................................        7,891
   Printing and mailing expenses .................................        4,754
   Trustees' fees ................................................          295
   Miscellaneous .................................................          364
                                                                     ----------
      Gross expenses .............................................      174,662
   Less: Waiver of investment management fees ....................      (24,938)
         Reimbursement from investment manager ...................      (66,121)
                                                                     ----------
      Net expenses ...............................................       83,603
                                                                     ----------
NET INVESTMENT INCOME ............................................      237,304
                                                                     ----------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ...................................       19,140
   Net change in unrealized appreciation on securities ...........    1,447,599
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN .................................    1,466,739
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $1,704,043
                                                                     ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                              Six Months Ended   July 31, 2003* to
                                                                June 30, 2004       December 31,
                                                                 (Unaudited)            2003
                                                              ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ..................................    $     237,304        $    20,207
   Net realized gain on investments .......................           19,140              5,813
   Net change in unrealized appreciation on investments ...        1,447,599            210,019
                                                               -------------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......        1,704,043            236,039
                                                               -------------        -----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class A ................................................               --             (2,905)
   Class B ................................................               --            (18,015)
                                                               -------------        -----------
                                                                          --            (20,920)
                                                               -------------        -----------
   Distributions from net realized capital gains
   Class A ................................................             (265)                --
   Class B ................................................           (5,929)                --
                                                                      (6,194)                --
                                                               -------------        -----------
TOTAL DIVIDENDS AND DISTRIBUTIONS .........................           (6,194)           (20,920)
                                                               -------------        -----------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 334,886 and 58,800 shares,
      respectively ] ......................................        3,875,444            650,974
   Capital shares issued in reinvestment of dividends and
      distributions [ 23 and 261 shares, respectively ] ...              265              2,905
   Capital shares repurchased [ (33,848) and (14,793)
      shares, respectively ] ..............................         (391,527)          (165,951)
                                                               -------------        -----------
   Total Class A transactions .............................        3,484,182            487,928
                                                               -------------        -----------
   Class B
   Capital shares sold [ 8,269,433 and 699,683 shares,
      respectively ] ......................................       94,884,663          7,683,994
   Capital shares issued in reinvestment of dividends and
      distributions [ 517 and 1,619 shares,
      respectively ] ......................................            5,929             18,015
   Capital shares repurchased [ (271,385) and (13,177)
      shares, respectively ] ..............................       (3,099,770)          (143,262)
                                                               -------------        -----------
   Total Class B transactions .............................       91,790,822          7,558,747
                                                               -------------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...........................................       95,275,004          8,046,675
                                                               -------------        -----------
TOTAL INCREASE IN NET ASSETS ..............................       96,972,853          8,261,794
NET ASSETS:
   Beginning of period ....................................        8,361,794            100,000
                                                               -------------        -----------
   End of period (a) ......................................    $ 105,334,647        $ 8,361,794
                                                               =============        ===========

----------
   (a) Includes accumulated undistributed net investment
      income of ...........................................    $     237,304        $        --
                                                               -------------        -----------
   * Class A and Class B commenced operations on
      July 31, 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $2,360,359,341) ...............   $ 2,687,776,618
   Cash (Foreign cash $644) .................................             1,523
   Receivable for securities sold ...........................        26,424,625
   Receivable from Separate Accounts for Trust shares sold ..         1,444,861
   Dividends, interest and other receivables ................           703,327
   Other assets .............................................            13,570
                                                                ---------------
      Total assets ..........................................     2,716,364,524
                                                                ---------------
LIABILITIES
   Collateral held for loaned securities ....................       214,054,271
   Payable for securities purchased .........................        18,120,960
   Investment management fees payable .......................         1,224,415
   Payable to Separate Accounts for Trust shares redeemed ...           805,612
   Administrative fees payable ..............................           360,326
   Trustees' fees payable ...................................           101,266
   Distribution fees payable - Class B ......................            48,898
   Accrued expenses .........................................           618,536
                                                                ---------------
      Total liabilities .....................................       235,334,284
                                                                ---------------
NET ASSETS ..................................................   $ 2,481,030,240
                                                                ===============
   Net assets were comprised of:
   Paid in capital ..........................................   $ 3,364,599,306
   Accumulated overdistributed net investment income ........        (2,521,889)
   Accumulated undistributed net realized loss ..............    (1,208,465,862)
   Unrealized appreciation on investments ...................       327,418,685
                                                                ---------------
      Net assets ............................................   $ 2,481,030,240
                                                                ===============
Class A
   Net asset value, offering and redemption price
      per share, $2,237,230,867 / 95,230,086 shares
      outstanding (unlimited amount authorized:
      $0.001 par value) .....................................   $         23.49
                                                                ===============
Class B
   Net asset value, offering and redemption price per
      share, $243,799,373 / 10,494,706 shares
      outstanding (unlimited amount authorized:
      $0.001 par value) .....................................   $         23.23
                                                                ===============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $11,308 foreign withholding tax) ..........   $  5,409,296
   Interest ....................................................        118,560
   Securities lending (net) ....................................        201,056
                                                                   ------------
      Total income .............................................      5,728,912
                                                                   ------------
EXPENSES
   Investment management fees ..................................      7,473,493
   Administrative fees .........................................      1,936,498
   Distribution fees - Class B .................................        295,865
   Printing and mailing expenses ...............................        278,771
   Custodian fees ..............................................        147,739
   Professional fees ...........................................         62,190
   Trustees' fees ..............................................         21,432
   Miscellaneous ...............................................         22,189
                                                                   ------------
      Gross expenses ...........................................     10,238,177
   Less: Fees paid indirectly ..................................     (2,101,861)
                                                                   ------------
      Net expenses .............................................      8,136,316
                                                                   ------------
NET INVESTMENT LOSS ............................................     (2,407,404)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ..................................................    194,108,340
   Foreign currency transactions ...............................       (376,276)
                                                                   ------------
      Net realized gain ........................................    193,732,064
                                                                   ------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..................................................    (81,504,138)
   Foreign currency translations ...............................        371,854
                                                                   ------------
      Net change in unrealized depreciation ....................    (81,132,284)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ...............................    112,599,780
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $110,192,376
                                                                   ============
STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                          June 30, 2004         Year Ended
                                                                                            (Unaudited)      December 31, 2003
                                                                                         ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ...............................................................    $   (2,407,404)     $   (1,967,551)
   Net realized gain on investments and foreign currency transactions ................       193,732,064          41,213,374
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency translations ..................................       (81,132,284)        552,727,301
                                                                                          --------------      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................       110,192,376         591,973,124
                                                                                          --------------      --------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 4,312,309 and 22,922,788 shares, respectively ] .............        99,680,536         448,429,945
   Capital shares repurchased [ (4,499,584) and (9,396,394) shares, respectively ] ...      (104,390,472)       (174,837,186)
                                                                                          --------------      --------------
   Total Class A transactions ........................................................        (4,709,936)        273,592,759
                                                                                          --------------      --------------
   Class B
   Capital shares sold [ 1,853,279 and 2,589,874 shares, respectively ] ..............        42,663,977          49,864,956
   Capital shares repurchased [ (1,501,841) and (1,535,259) shares, respectively ] ...       (34,385,711)        (28,693,901)
                                                                                          --------------      --------------
   Total Class B transactions ........................................................         8,278,266          21,171,055
                                                                                          --------------      --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .................         3,568,330         294,763,814
                                                                                          --------------      --------------
TOTAL INCREASE IN NET ASSETS .........................................................       113,760,706         886,736,938
NET ASSETS:
   Beginning of period ...............................................................     2,367,269,534       1,480,532,596
                                                                                          --------------      --------------
   End of period (a) .................................................................    $2,481,030,240      $2,367,269,534
                                                                                          ==============      ==============
----------
   (a) Includes accumulated overdistributed net investment income of .................    $   (2,521,889)     $     (114,485)
                                                                                          --------------      --------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,679,505,509) ................   $1,675,047,802
   Receivable for forward commitments ........................       59,124,780
   Dividends, interest and other receivables .................        8,582,959
   Receivable for securities sold ............................        6,798,025
   Receivable from Separate Accounts for Trust shares sold ...        3,846,035
   Variation margin receivable on futures contracts ..........        1,951,898
   Unrealized appreciation of forward foreign currency
      contracts ..............................................          272,521
   Other assets ..............................................            5,817
                                                                 --------------
      Total assets ...........................................    1,755,629,837
                                                                 --------------
LIABILITIES
   Overdraft payable (Foreign cash $1,168,689) ...............        4,156,289
   Payable for forward commitments ...........................      225,990,669
   Collateral held for loaned securities .....................      112,936,639
   Payable for securities purchased ..........................       42,414,645
   Investment management fees payable ........................          546,686
   Payable to Separate Accounts for Trust shares redeemed ....          444,590
   Unrealized depreciation of forward foreign currency
      contracts ..............................................          417,587
   Administrative fees payable ...............................          177,779
   Distribution fees payable - Class B .......................          144,775
   Options written, at value (Premiums received $132,074) ....           77,563
   Trustees' fees payable ....................................            1,244
   Accrued expenses ..........................................          135,218
                                                                 --------------
      Total liabilities ......................................      387,443,684
                                                                 --------------
NET ASSETS ...................................................   $1,368,186,153
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,374,171,756
   Accumulated overdistributed net investment income .........         (135,130)
   Accumulated undistributed net realized loss ...............       (3,498,435)
   Unrealized depreciation on investments ....................       (2,352,038)
                                                                 --------------
      Net assets .............................................   $1,368,186,153
                                                                 ==============
Class A
   Net asset value, offering and redemption price per share,
      $655,083,096 / 63,576,854 shares outstanding (unlimited
      amount authorized: $0.001 par value) ...................   $        10.30
                                                                 ==============
Class B
   Net asset value, offering and redemption price per share,
      $713,103,057 / 69,262,381 shares outstanding (unlimited
      amount authorized: $0.001 par value) ...................   $        10.30
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Interest (net of $575 foreign withholding tax) ..............   $ 17,049,507
   Securities lending (net) ....................................        153,589
                                                                   ------------
      Total income .............................................     17,203,096
                                                                   ------------
EXPENSES
   Investment management fees ..................................      3,657,973
   Administrative fees .........................................        981,193
   Distribution fees - Class B .................................        872,213
   Printing and mailing expenses ...............................        138,404
   Custodian fees ..............................................         76,407
   Professional fees ...........................................         32,036
   Trustees' fees ..............................................          9,976
   Miscellaneous ...............................................         11,516
                                                                   ------------
      Gross expenses ...........................................      5,779,718
   Less: Waiver of investment management fees ..................       (633,980)
         Fees paid indirectly ..................................           (536)
                                                                   ------------
      Net expenses .............................................      5,145,202
                                                                   ------------
NET INVESTMENT INCOME ..........................................     12,057,894
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ..................................................       (518,301)
   Options written .............................................        981,255
   Futures .....................................................     (1,561,927)
   Foreign currency transactions ...............................       (154,039)
                                                                   ------------
      Net realized loss ........................................     (1,253,012)
                                                                   ------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..................................................    (12,132,924)
   Securities sold short .......................................         21,969
   Options written .............................................         14,500
   Futures .....................................................        732,447
   Foreign currency translations ...............................        149,003
                                                                   ------------
      Net change in unrealized depreciation ....................    (11,215,005)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ...............................    (12,468,017)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $   (410,123)
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months Ended
                                                                                        June 30, 2004        Year Ended
                                                                                          (Unaudited)     December 31, 2003
                                                                                       ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...........................................................    $   12,057,894     $   13,907,099
   Net realized gain (loss) on investments and foreign currency transactions .......        (1,253,012)        13,185,115
   Net change in unrealized appreciation (depreciation) on investments and
     foreign currency translations .................................................       (11,215,005)         3,870,954
                                                                                        --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................          (410,123)        30,963,168
                                                                                        --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class A .........................................................................        (5,712,249)        (3,959,870)
   Class B .........................................................................        (6,823,738)       (11,737,046)
                                                                                        --------------     --------------
                                                                                           (12,535,987)       (15,696,916)
                                                                                        --------------     --------------
   Distributions from net realized capital gains
   Class A .........................................................................          (888,062)        (4,094,468)
   Class B .........................................................................        (1,005,425)        (7,120,152)
                                                                                        --------------     --------------
                                                                                            (1,893,487)       (11,214,620)
                                                                                        --------------     --------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ..................................................       (14,429,474)       (26,911,536)
                                                                                        --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 22,493,517 and 44,329,051 shares, respectively ] ..........       233,916,006        457,142,601
   Capital shares issued in reinvestment of dividends and distributions
      [ 635,280 and 773,894 shares, respectively ] .................................         6,600,311          8,054,338
   Capital shares repurchased [ (952,501) and (4,147,170) shares, respectively ] ...        (9,948,372)       (43,528,066)
                                                                                        --------------     --------------
   Total Class A transactions ......................................................       230,567,945        421,668,873
                                                                                        --------------     --------------
   Class B
   Capital shares sold [ 11,902,835 and 40,610,893 shares, respectively ] ..........       124,315,581        425,184,968
   Capital shares issued in reinvestment of dividends and distributions
     [ 752,981 and 1,807,362 shares, respectively ] ................................         7,829,163         18,857,198
   Capital shares repurchased [ (7,389,137) and (11,759,985) shares,
      respectively ] ...............................................................       (76,896,363)      (122,755,963)
                                                                                        --------------     --------------
   Total Class B transactions ......................................................        55,248,381        321,286,203
                                                                                        --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............       285,816,326        742,955,076
                                                                                        --------------     --------------
TOTAL INCREASE IN NET ASSETS .......................................................       270,976,729        747,006,708
NET ASSETS:
   Beginning of period .............................................................     1,097,209,424        350,202,716
                                                                                        --------------     --------------
   End of period (a) ...............................................................    $1,368,186,153     $1,097,209,424
                                                                                        ==============     ==============

----------
   (a) Includes accumulated undistributed (overdistributed) net investment
      income of ....................................................................    $     (135,130)    $      342,963
                                                                                        --------------     --------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $252,497,322) ....................   $268,261,721
   Cash (Foreign cash $90,646)  ................................         33,846
   Receivable for securities sold ..............................      1,200,590
   Receivable from Separate Accounts for Trust shares sold .....        455,844
   Dividends, interest and other receivables ...................        235,036
   Other assets ................................................            703
                                                                   ------------
      Total assets .............................................    270,187,740
                                                                   ------------
LIABILITIES
   Collateral held for loaned securities .......................     26,957,453
   Payable for securities purchased ............................        952,400
   Investment management fees payable ..........................        231,452
   Payable to Separate Accounts for Trust shares redeemed ......        104,356
   Recoupment fees payable .....................................         57,480
   Distribution fees payable - Class B .........................         46,385
   Administrative fees payable .................................         42,088
   Trustees' fees payable ......................................            729
   Accrued expenses ............................................         36,845
                                                                   ------------
      Total liabilities ........................................     28,429,188
                                                                   ------------
NET ASSETS .....................................................   $241,758,552
                                                                   ============
   Net assets were comprised of:
   Paid in capital .............................................   $217,030,131
   Accumulated overdistributed net investment income ...........       (807,481)
   Accumulated undistributed net realized gain .................      9,771,988
   Unrealized appreciation on investments ......................     15,763,914
                                                                   ------------
      Net assets ...............................................   $241,758,552
                                                                   ============
Class A
   Net asset value, offering and redemption price per
      share, $9,091,694 / 862,664 shares outstanding
      (unlimited amount authorized: $0.001 par value) ..........   $      10.54
                                                                   ============
Class B
   Net asset value, offering and redemption price per
      share, $232,666,858 / 22,214,912 shares outstanding
      (unlimited amount authorized: $0.001 par value) ..........   $      10.47
                                                                   ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $42,990 foreign withholding tax) ...........   $ 1,032,891
   Interest .....................................................        52,387
   Securities lending (net) .....................................        17,778
                                                                    -----------
      Total income ..............................................     1,103,056
                                                                    -----------
EXPENSES
   Investment management fees ...................................     1,264,634
   Distribution fees - Class B ..................................       253,605
   Administrative fees ..........................................       230,159
   Recoupment fees ..............................................        98,366
   Custodian fees ...............................................        42,577
   Printing and mailing expenses ................................        23,658
   Professional fees ............................................        20,380
   Trustees' fees ...............................................         1,689
   Miscellaneous ................................................         2,420
                                                                    -----------
      Gross expenses ............................................     1,937,488
   Less: Fees paid indirectly ...................................       (48,633)
                                                                    -----------
      Net expenses ..............................................     1,888,855
                                                                    -----------
NET INVESTMENT LOSS .............................................      (785,799)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................    12,341,736
   Foreign currency transactions ................................       (98,088)
                                                                    -----------
      Net realized gain .........................................    12,243,648
                                                                    -----------
   Change in unrealized depreciation on:
   Securities ...................................................    (2,798,439)
   Foreign currency translations ................................       (13,326)
                                                                    -----------
      Net change in unrealized depreciation .....................    (2,811,765)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................     9,431,883
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 8,646,084
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS Six Months Ended

                                                                                         Six Months Ended
                                                                                          June 30, 2004        Year Ended
                                                                                            (Unaudited)     December 31, 2003
                                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ...............................................................     $   (785,799)      $   (933,792)
   Net realized gain on investments and foreign currency transactions ................       12,243,648          6,753,784
   Net change in unrealized appreciation (depreciation) on investments
      and foreign currency translations ..............................................       (2,811,765)        21,130,233
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................        8,646,084         26,950,225
                                                                                           ------------       ------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class A ...........................................................................         (153,066)           (56,867)
   Class B ...........................................................................       (3,895,692)        (1,453,162)
                                                                                           ------------       ------------
TOTAL DISTRIBUTIONS ..................................................................       (4,048,758)        (1,510,029)
                                                                                           ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 402,184 and 601,704 shares, respectively ] ..................        4,312,201          5,547,188
   Capital shares issued in reinvestment of distributions
      [ 14,580 and 5,653 shares, respectively ] ......................................          153,066             56,867
   Capital shares repurchased [ (178,283) and
      (295,476) shares, respectively ] ...............................................       (1,908,164)        (2,679,240)
                                                                                           ------------       ------------
   Total Class A transactions ........................................................        2,557,103          2,924,815
                                                                                           ------------       ------------
   Class B
   Capital shares sold [ 7,881,595 and 11,855,531 shares, respectively ] .............       83,822,309        107,536,441
   Capital shares issued in reinvestment of distributions
      [ 373,357 and 145,159 shares, respectively ] ...................................        3,895,692          1,453,162
   Capital shares repurchased [ (2,508,599) and (1,755,865) shares, respectively ] ...      (26,906,220)       (15,894,152)
                                                                                           ------------       ------------
   Total Class B transactions ........................................................       60,811,781         93,095,451
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .................       63,368,884         96,020,266
                                                                                           ------------       ------------
TOTAL INCREASE IN NET ASSETS .........................................................       67,966,210        121,460,462
NET ASSETS:
   Beginning of period ...............................................................      173,792,342         52,331,880
                                                                                           ------------       ------------
   End of period (a) .................................................................     $241,758,552       $173,792,342
                                                                                           ============       ============
----------
   (a) Includes accumulated overdistributed net investment income of .................     $   (807,481)      $    (21,682)
                                                                                           ------------       ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,653,850,120) ................   $1,660,770,097
   Cash (Foreign cash $481) ..................................        3,277,257
   Dividends, interest and other receivables .................       33,723,618
   Receivable for securities sold ............................        6,913,788
   Receivable from Separate Accounts for Trust shares sold ...        1,741,784
   Unrealized appreciation of forward foreign
      currency contracts .....................................          190,416
   Other assets ..............................................            8,877
                                                                 --------------
      Total assets ...........................................    1,706,625,837
                                                                 --------------
LIABILITIES
   Payable for securities purchased ..........................       19,009,861
   Payable to Separate Accounts for Trust shares redeemed ....          912,482
   Investment management fees payable ........................          795,022
   Administrative fees payable ...............................          237,083
   Distribution fees payable - Class B .......................          180,437
   Trustees' fees payable ....................................           18,313
   Accrued expenses ..........................................          377,794
                                                                 --------------
      Total liabilities ......................................       21,530,992
                                                                 --------------
NET ASSETS ...................................................   $1,685,094,845
                                                                 ==============
   Net assets were comprised of:
   Paid in capital ...........................................   $1,960,888,385
   Accumulated undistributed net investment income ...........       58,000,184
   Accumulated undistributed net realized loss ...............     (340,905,330)
   Unrealized appreciation on investments ....................        7,111,606
                                                                 --------------
      Net assets .............................................   $1,685,094,845
                                                                 ==============
Class A
   Net asset value, offering and redemption price per
      share, $794,974,674 / 140,792,098 shares
      outstanding (unlimited amount authorized:
      $0.001 par value) ......................................   $         5.65
                                                                 ==============
Class B
   Net asset value, offering and redemption price per
      share, $890,120,171 / 158,836,719 shares
      outstanding (unlimited amount authorized:
      $0.001 par value)  .....................................   $         5.60
                                                                 ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Interest (net of $278 foreign withholding tax) ..............   $ 65,655,677
   Dividends ...................................................        735,083
                                                                   ------------
      Total income .............................................     66,390,760
                                                                   ------------
EXPENSES
   Investment management fees ..................................      4,792,709
   Administrative fees .........................................      1,302,796
   Distribution fees - Class B .................................      1,081,417
   Printing and mailing expenses ...............................        188,076
   Custodian fees ..............................................         63,591
   Professional fees ...........................................         44,518
   Trustees' fees ..............................................         13,907
   Miscellaneous ...............................................         15,378
                                                                   ------------
      Total expenses ...........................................      7,502,392
                                                                   ------------
NET INVESTMENT INCOME ..........................................     58,888,368
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on:
   Securities ..................................................     13,730,564
   Foreign currency transactions ...............................        193,046
                                                                   ------------
      Net realized gain ........................................     13,923,610
                                                                   ------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..................................................    (69,743,342)
   Foreign currency translations ...............................        623,003
                                                                   ------------
      Net change in unrealized depreciation ....................    (69,120,339)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ...............................    (55,196,729)
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  3,691,639
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                             June 30, 2004        Year Ended
                                                                                              (Unaudited)     December 31, 2003
                                                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................................    $   58,888,368     $   75,277,817
   Net realized gain on investments and foreign currency transactions ..................        13,923,610         30,582,051
   Net change in unrealized appreciation (depreciation)
      on investments and foreign currency translations .................................       (69,120,339)        99,046,354
                                                                                            --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................         3,691,639        204,906,222
                                                                                            --------------     --------------
DIVIDENDS:
   Dividends from net investment income
   Class A .............................................................................          (182,780)       (38,556,069)
   Class B .............................................................................          (208,553)       (38,103,162)
                                                                                            --------------     --------------
TOTAL DIVIDENDS ........................................................................          (391,333)       (76,659,231)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [27,191,066 and 128,389,014 shares, respectively]  ..............       154,232,135        697,202,082
   Capital shares issued in reinvestment of dividends
      [32,667 and 6,887,229 shares, respectively] ......................................           182,780         38,556,069
   Capital shares repurchased [(25,680,190) and (44,609,991) shares, respectively] .....      (145,970,805)      (244,382,131)
                                                                                            --------------     --------------
   Total Class A transactions ..........................................................         8,444,110        491,376,020
                                                                                            --------------     --------------
   Class B
   Capital shares sold [28,668,259 and 89,340,864 shares, respectively]  ...............       161,464,570        482,263,366
   Capital shares issued in reinvestment of dividends
      [37,550 and 6,849,159 shares, respectively] ......................................           208,553         38,103,162
   Capital shares repurchased [(16,988,337) and (18,082,328) shares, respectively] .....       (95,441,454)       (98,035,825)
                                                                                            --------------     --------------
   Total Class B transactions ..........................................................        66,231,669        422,330,703
                                                                                            --------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................        74,675,779        913,706,723
                                                                                            --------------     --------------
TOTAL INCREASE IN NET ASSETS ...........................................................        77,976,085      1,041,953,714
NET ASSETS:
   Beginning of period .................................................................     1,607,118,760        565,165,046
                                                                                            --------------     --------------
   End of period (a) ...................................................................    $1,685,094,845     $1,607,118,760
                                                                                            ==============     ==============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment income of ...    $   58,000,184     $     (496,851)
                                                                                            --------------     --------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $338,719,426) .....................   $365,226,685
   Cash (Foreign cash payable $49,415) ..........................      4,933,586
   Receivable for securities sold ...............................      2,070,469
   Receivable from Separate Accounts for Trust shares sold ......      2,032,854
   Dividends, interest and other receivables ....................        496,218
   Variation margin receivable on futures contracts .............          2,303
   Other assets .................................................        221,102
                                                                    ------------
      Total assets ..............................................    374,983,217
                                                                    ------------
LIABILITIES
   Collateral held for loaned securities ........................     34,854,163
   Payable for securities purchased .............................      4,021,624
   Investment management fees payable ...........................        272,574
   Recoupment fees payable ......................................        120,732
   Distribution fees payable - Class B ..........................         48,906
   Administrative fees payable ..................................         47,845
   Payable to Separate Accounts for Trust shares redeemed .......         32,716
   Trustees' fees payable .......................................            331
                                                                    ------------
      Total liabilities .........................................     39,398,891
                                                                    ------------
NET ASSETS ......................................................   $335,584,326
                                                                    ============
   Net assets were comprised of:
   Paid in capital ..............................................   $300,294,610
   Accumulated undistributed net investment income ..............        780,224
   Accumulated undistributed net realized gain ..................      7,948,080
   Unrealized appreciation on investments .......................     26,561,412
                                                                    ------------
      Net assets ................................................   $335,584,326
                                                                    ============
Class A
   Net asset value, offering and redemption price per
      share, $88,305,353 / 8,005,464 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $      11.03
                                                                    ============
Class B
   Net asset value, offering and redemption price per
      share, $247,278,973 / 22,482,614 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $      11.00
                                                                    ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $446,856 foreign withholding tax) ........     $ 3,723,941
   Interest ...................................................          35,631
   Securities lending (net) ...................................         108,270
                                                                    -----------
      Total income ............................................       3,867,842
                                                                    -----------
EXPENSES
   Investment management fees .................................       1,350,191
   Administrative fees ........................................         265,385
   Distribution fees - Class B ................................         261,977
   Recoupment fees ............................................         195,496
   Custodian fees .............................................         125,129
   Printing and mailing expenses ..............................          27,987
   Professional fees ..........................................          20,769
   Trustees' fees .............................................           1,966
   Miscellaneous ..............................................           3,220
                                                                    -----------
      Gross expenses ..........................................       2,252,120
   Less: Fees paid indirectly .................................         (85,594)
                                                                    -----------
      Net expenses ............................................       2,166,526
                                                                    -----------
NET INVESTMENT INCOME .........................................       1,701,316
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities .................................................       8,910,577
   Futures ....................................................         128,100
   Foreign currency transactions ..............................        (142,802)
                                                                    -----------
      Net realized gain .......................................       8,895,875
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities .................................................      (1,856,468)
   Futures ....................................................          13,709
   Foreign currency translations ..............................          (6,291)
                                                                    -----------
      Net change in unrealized depreciation ...................      (1,849,050)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ..............................       7,046,825
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................     $ 8,748,141
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                            June 30, 2004         Year Ended
                                                                                             (Unaudited)      December 31, 2003
                                                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................................    $  1,701,316        $    300,946
   Net realized gain on investments and foreign currency transactions ..................       8,895,875             509,535
   Net change in unrealized appreciation (depreciation)
      on investments and foreign currency translations .................................      (1,849,050)         32,772,519
                                                                                            ------------        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................       8,748,141          33,583,000
                                                                                            ------------        ------------
DIVIDENDS:
   Dividends from net investment income
   Class A .............................................................................         (79,669)            (86,031)
   Class B .............................................................................        (249,734)           (739,554)
                                                                                            ------------        ------------
TOTAL DIVIDENDS ........................................................................        (329,403)           (825,585)
                                                                                            ------------        ------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [6,717,180 and 1,356,581 shares, respectively] ..................      73,458,011          13,242,026
   Capital shares issued in reinvestment of dividends
      [7,270 and 8,350 shares, respectively] ...........................................          79,669              86,031
   Capital shares repurchased [(228,683) and (129,991) shares, respectively] ...........      (2,518,158)         (1,165,590)
                                                                                            ------------        ------------
   Total Class A transactions ..........................................................      71,019,522          12,162,467
                                                                                            ------------        ------------
   Class B
   Capital shares sold [9,840,811 and 16,243,807 shares, respectively] .................     107,615,247         144,354,968
   Capital shares issued in reinvestment of dividends
      [22,851 and 71,887 shares, respectively] .........................................         249,734             739,554
   Capital shares repurchased [(3,154,832) and (6,492,797) shares, respectively] .......     (34,636,369)        (56,373,704)
                                                                                            ------------        ------------
   Total Class B transactions ..........................................................      73,228,612          88,720,818
                                                                                            ------------        ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................     144,248,134         100,883,285
                                                                                            ------------        ------------
TOTAL INCREASE IN NET ASSETS ...........................................................     152,666,872         133,640,700
NET ASSETS:
   Beginning of period .................................................................     182,917,454          49,276,754
                                                                                            ------------        ------------
   End of period (a) ...................................................................    $335,584,326        $182,917,454
                                                                                            ============        ============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment income of ...    $    780,224        $   (591,689)
                                                                                            ------------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $151,645,429) .....................   $168,585,105
   Cash (Foreign cash $63) ......................................         51,195
   Receivable for securities sold ...............................        360,406
   Dividends, interest and other receivables ....................        132,764
   Receivable from Separate Accounts for Trust shares sold ......         99,809
   Other assets .................................................            452
                                                                    ------------
      Total assets ..............................................    169,229,731
                                                                    ------------
LIABILITIES
   Collateral held for loaned securities ........................      5,962,845
   Payable for securities purchased .............................        777,146
   Investment management fees payable ...........................         99,487
   Payable to Separate Accounts for Trust
      shares redeemed ...........................................         38,447
   Administrative fees payable ..................................         32,309
   Distribution fees payable - Class B ..........................         31,433
   Trustees' fees payable .......................................            316
   Accrued expenses .............................................         44,415
                                                                    ------------
      Total liabilities .........................................      6,986,398
                                                                    ------------
NET ASSETS ......................................................   $162,243,333
                                                                    ============
   Net assets were comprised of:
   Paid in capital ..............................................   $141,561,275
   Accumulated undistributed net investment income ..............        102,803
   Accumulated undistributed net realized gain ..................      3,639,579
   Unrealized appreciation on investments .......................     16,939,676
                                                                    ------------
      Net assets ................................................   $162,243,333
                                                                    ============
Class A
   Net asset value, offering and redemption price per
      share, $5,958,294 / 586,891 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $      10.15
                                                                    ============
Class B
   Net asset value, offering and redemption price per
      share, $156,285,039 / 15,409,961 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $      10.14
                                                                    ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $6,333 foreign withholding tax) ..........     $ 1,077,642
   Interest ...................................................          20,189
   Securities lending (net) ...................................          12,678
                                                                    -----------
      Total income ............................................       1,110,509
                                                                    -----------
EXPENSES
   Investment management fees .................................         690,507
   Administrative fees ........................................         186,531
   Distribution fees - Class B ................................         184,782
   Custodian fees .............................................          36,931
   Professional fees ..........................................          19,793
   Printing and mailing expenses ..............................          17,546
   Trustees' fees .............................................           1,272
   Miscellaneous ..............................................           2,275
                                                                    -----------
      Gross expenses ..........................................       1,139,637
   Less: Waiver of investment management fees .................        (111,057)
      Fees paid indirectly ....................................         (42,878)
                                                                    -----------
      Net expenses ............................................         985,702
                                                                    -----------
NET INVESTMENT INCOME .........................................         124,807
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities .................................................       4,998,882
   Foreign currency transactions ..............................            (642)
                                                                    -----------
      Net realized gain .......................................       4,998,240
   Net change in unrealized depreciation on securities ........      (1,519,649)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ..............................       3,478,591
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................     $ 3,603,398
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                             June 30, 2004       Year Ended
                                                                                              (Unaudited)     December 31, 2003
                                                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................................     $    124,807       $    187,174
   Net realized gain on investments and foreign currency transactions ..................        4,998,240          1,031,320
   Net change in unrealized appreciation (depreciation) on investments .................       (1,519,649)        22,518,129
                                                                                             ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................        3,603,398         23,736,623
                                                                                             ------------       ------------
DIVIDENDS:
   Dividends from net investment income
   Class A .............................................................................             (230)           (17,298)
   Class B .............................................................................           (6,107)          (152,939)
                                                                                             ------------       ------------
TOTAL DIVIDENDS ........................................................................           (6,337)          (170,237)
                                                                                             ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [196,509 and 418,759 shares, respectively] ......................        1,985,455          3,690,943
   Capital shares issued in reinvestment of dividends [23 and 1,789 shares,
   respectively] .......................................................................              230             17,298
   Capital shares repurchased [(120,150) and (208,228) shares, respectively] ...........       (1,216,764)        (1,820,455)
                                                                                             ------------       ------------
   Total Class A transactions ..........................................................          768,921          1,887,786
                                                                                             ------------       ------------
   Class B
   Capital shares sold [2,631,687 and 8,447,010 shares, respectively] ..................       26,535,449         72,915,974
   Capital shares issued in reinvestment of dividends [607 and 15,807 shares,
   respectively] .......................................................................            6,107            152,939
   Capital shares repurchased [(987,523) and (995,822) shares, respectively] ...........       (9,891,358)        (8,289,588)
                                                                                             ------------       ------------
   Total Class B transactions ..........................................................       16,650,198         64,779,325
                                                                                             ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................       17,419,119         66,667,111
                                                                                             ------------       ------------
TOTAL INCREASE IN NET ASSETS ...........................................................       21,016,180         90,233,497
NET ASSETS:
   Beginning of period .................................................................      141,227,153         50,993,656
                                                                                             ------------       ------------
   End of period (a) ...................................................................     $162,243,333       $141,227,153
                                                                                             ============       ============
----------
   (a) Includes accumulated undistributed (overdistributed) net investment income of ...     $    102,803       $    (15,667)
                                                                                             ------------       ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $293,741,105) ....................   $340,512,020
   Cash ........................................................        113,358
   Receivable from Separate Accounts for Trust shares sold .....        327,815
   Receivable for securities sold ..............................        261,082
   Dividends, interest and other receivables ...................         97,038
   Other assets ................................................          1,174
                                                                   ------------
      Total assets .............................................    341,312,487
                                                                   ------------
LIABILITIES
   Collateral held for loaned securities .......................     12,402,218
   Payable for securities purchased ............................      3,053,771
   Investment management fees payable ..........................        212,255
   Distribution fees payable - Class B .........................         62,549
   Administrative fees payable .................................         52,371
   Payable to Separate Accounts for Trust shares redeemed ......         36,988
   Trustees' fees payable ......................................            512
   Accrued expenses ............................................         81,607
                                                                   ------------
      Total liabilities ........................................     15,902,271
                                                                   ------------
NET ASSETS .....................................................   $325,410,216
                                                                   ============
   Net assets were comprised of:
   Paid in capital .............................................   $283,383,239
   Accumulated overdistributed net investment income ...........       (930,046)
   Accumulated undistributed net realized loss .................     (3,813,892)
   Unrealized appreciation on investments ......................     46,770,915
                                                                   ------------
      Net assets ...............................................   $325,410,216
                                                                   ============
Class A
   Net asset value, offering and redemption price per
      share, $10,284,697 / 1,097,457 shares outstanding
      (unlimited amount authorized: $0.001 par value) ..........   $       9.37
                                                                   ============
Class B
   Net asset value, offering and redemption price per
      share, $315,125,519 / 33,832,188 shares outstanding
      (unlimited amount authorized: $0.001 par value) ..........   $       9.31
                                                                   ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $3,094 foreign withholding tax) ............   $   919,689
   Interest .....................................................        20,026
   Securities lending (net) .....................................        10,979
                                                                    -----------
      Total income ..............................................       950,694
                                                                    -----------
EXPENSES
   Investment management fees ...................................     1,307,404
   Distribution fees - Class B ..................................       351,518
   Administrative fees ..........................................       290,929
   Custodian fees ...............................................        73,423
   Printing and mailing expenses ................................        32,758
   Professional fees ............................................        21,321
   Trustees' fees ...............................................         2,367
   Miscellaneous ................................................         3,266
                                                                    -----------
      Gross expenses ............................................     2,082,986
   Less: Waiver of investment management fees ...................      (134,509)
         Fees paid indirectly ...................................       (89,598)
                                                                    -----------
      Net expenses ..............................................     1,858,879
                                                                    -----------
NET INVESTMENT LOSS .............................................      (908,185)
                                                                    -----------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ..................................     2,389,097
   Net change in unrealized appreciation on securities ..........     9,094,407
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    11,483,504
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $10,575,319
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                           June 30, 2004        Year Ended
                                                                                            (Unaudited)     December 31, 2003
                                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ...............................................................     $   (908,185)      $   (842,333)
   Net realized gain (loss) on investments ...........................................        2,389,097         (2,746,629)
   Net change in unrealized appreciation on investments ..............................        9,094,407         45,591,832
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................       10,575,319         42,002,870
                                                                                           ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 395,561 and 718,109 shares, respectively ]  .................        3,622,937          5,790,908
   Capital shares repurchased [ (202,659) and (195,779) shares, respectively ] .......       (1,853,550)        (1,567,310)
                                                                                           ------------       ------------
   Total Class A transactions ........................................................        1,769,387          4,223,598
                                                                                           ------------       ------------
   Class B
   Capital shares sold [ 7,914,315 and 19,195,128 shares, respectively ]  ............       72,095,813        152,886,458
   Capital shares repurchased [ (2,273,630) and (2,130,490) shares, respectively ] ...      (20,524,271)       (16,833,135)
                                                                                           ------------       ------------
   Total Class B transactions ........................................................       51,571,542        136,053,323
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .................       53,340,929        140,276,921
                                                                                           ------------       ------------
TOTAL INCREASE IN NET ASSETS .........................................................       63,916,248        182,279,791
NET ASSETS:
   Beginning of period ...............................................................      261,493,968         79,214,177
                                                                                           ------------       ------------
   End of period (a) .................................................................     $325,410,216       $261,493,968
                                                                                           ============       ============
----------
   (a) Includes accumulated overdistributed net investment income of .................     $   (930,046)      $    (21,861)
                                                                                           ------------       ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $318,510,494) .....................   $345,026,541
   Cash .........................................................          6,811
   Receivable for securities sold ...............................      1,778,420
   Dividends, interest and other receivables ....................        361,829
   Receivable from Separate Accounts for Trust
      shares sold ...............................................        182,979
   Other assets .................................................          1,147
                                                                    ------------
      Total assets ..............................................    347,357,727
                                                                    ------------
LIABILITIES
   Collateral held for loaned securities ........................     10,108,308
   Payable for securities purchased .............................      6,777,372
   Payable to Separate Accounts for Trust shares redeemed .......        298,632
   Investment management fees payable ...........................        218,597
   Distribution fees payable - Class B ..........................         64,269
   Administrative fees payable ..................................         54,061
   Trustees' fees payable .......................................            388
   Accrued expenses .............................................         69,410
                                                                    ------------
      Total liabilities .........................................     17,591,037
                                                                    ------------
NET ASSETS ......................................................   $329,766,690
                                                                    ============
   Net assets were comprised of:
   Paid in capital ..............................................   $287,447,171
   Accumulated undistributed net investment income ..............      1,266,452
   Accumulated undistributed net realized gain ..................     14,536,688
   Unrealized appreciation on investments .......................     26,516,379
                                                                    ------------
      Net assets ................................................   $329,766,690
                                                                    ============
Class A
   Net asset value, offering and redemption price per share,
      $7,255,544 / 682,656 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      10.63
                                                                    ============
Class B
   Net asset value, offering and redemption price per share,
      $322,511,146 / 30,380,140 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      10.62
                                                                    ============

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $1,791 foreign withholding tax) ............   $ 2,911,472
   Interest .....................................................        30,933
   Securities lending (net) .....................................        11,007
                                                                    -----------
      Total income ..............................................     2,953,412
                                                                    -----------
EXPENSES
   Investment management fees ...................................     1,336,013
   Distribution fees - Class B ..................................       362,835
   Administrative fees ..........................................       295,793
   Custodian fees ...............................................        56,168
   Printing and mailing expenses ................................        33,661
   Professional fees ............................................        21,402
   Trustees' fees ...............................................         2,427
   Miscellaneous ................................................         3,190
                                                                    -----------
      Gross expenses ............................................     2,111,489
   Less: Waiver of investment management fees ...................      (117,110)
         Fees paid indirectly ...................................      (329,672)
                                                                    -----------
   Net expenses .................................................     1,664,707
                                                                    -----------
NET INVESTMENT INCOME ...........................................     1,288,705
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on:
   Securities ...................................................    16,111,284
   Foreign currency transactions ................................         2,128
                                                                    -----------
      Net realized gain .........................................    16,113,412
                                                                    -----------
   Change in unrealized depreciation on:
   Securities ...................................................    (4,599,983)
   Foreign currency translations ................................           (13)
                                                                    -----------
      Net change in unrealized depreciation .....................    (4,599,996)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    11,513,416
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $12,802,121
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                           June 30, 2004        Year Ended
                                                                                            (Unaudited)     December 31, 2003
                                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................................................     $  1,288,705        $  1,178,196
   Net realized gain on investments and foreign currency transactions ................       16,113,412          11,131,074
   Net change in unrealized appreciation (depreciation) on investments and
      foreign currency translations ..................................................       (4,599,996)         35,987,417
                                                                                           ------------        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................       12,802,121          48,296,687
                                                                                           ------------        ------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class A ...........................................................................               --             (38,524)
   Class B ...........................................................................               --          (1,169,367)
                                                                                           ------------        ------------
                                                                                                     --          (1,207,891)
                                                                                           ------------        ------------
   Distributions from net realized capital gains
   Class A ...........................................................................          (82,208)            (67,722)
   Class B ...........................................................................       (3,633,287)         (3,138,149)
                                                                                           ------------        ------------
                                                                                             (3,715,495)         (3,205,871)
                                                                                           ------------        ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ....................................................       (3,715,495)         (4,413,762)
                                                                                           ------------        ------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [277,737 and 421,927 shares, respectively] ....................        2,929,871           3,869,421
   Capital shares issued in reinvestment of dividends and distributions [7,805
      and 10,588 shares, respectively] ...............................................           82,208             106,246
   Capital shares repurchased [(186,579) and (142,512) shares, respectively] .........       (1,966,887)         (1,262,081)
                                                                                           ------------        ------------
   Total Class A transactions ........................................................        1,045,192           2,713,586
                                                                                           ------------        ------------
   Class B
   Capital shares sold [7,646,875 and 15,696,764 shares, respectively] ...............       80,628,627         141,070,691
   Capital shares issued in reinvestment of dividends and distributions [345,305
      and 429,226 shares, respectively] ..............................................        3,633,287           4,307,516
   Capital shares repurchased [(2,564,175) and (1,949,020) shares, respectively] .....      (27,086,223)        (17,896,313)
                                                                                           ------------        ------------
   Total Class B transactions ........................................................       57,175,691         127,481,894
                                                                                           ------------        ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .................       58,220,883         130,195,480
                                                                                           ------------        ------------
TOTAL INCREASE IN NET ASSETS .........................................................       67,307,509         174,078,405
NET ASSETS:
   Beginning of period ...............................................................      262,459,181          88,380,776
                                                                                           ------------        ------------
   End of period (a) .................................................................     $329,766,690        $262,459,181
                                                                                           ============        ============
----------
(a) Includes accumulated undistributed (overdistributed) net investment income of ....     $  1,266,452        $    (22,253)
                                                                                           ------------        ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $809,760,298) ....................   $883,781,199
   Cash ........................................................        223,105
   Receivable for securities sold ..............................      5,316,413
   Receivable from Separate Accounts for Trust shares sold .....      1,354,709
   Dividends, interest and other receivables ...................         65,781
   Other assets ................................................          3,222
                                                                   ------------
      Total assets .............................................    890,744,429
                                                                   ------------
LIABILITIES
   Collateral held for loaned securities .......................    168,159,093
   Payable for securities purchased ............................     11,272,347
   Investment management fees payable ..........................        647,035
   Administrative fees payable .................................         98,780
   Distribution fees payable - Class B .........................         81,443
   Payable to Separate Accounts for Trust shares redeemed ......         31,019
   Trustees' fees payable ......................................            695
   Accrued expenses ............................................        130,090
                                                                   ------------
      Total liabilities ........................................    180,420,502
                                                                   ------------
NET ASSETS .....................................................   $710,323,927
                                                                   ============
   Net assets were comprised of:
   Paid in capital .............................................   $624,432,700
   Accumulated overdistributed net investment income ...........     (3,311,035)
   Accumulated undistributed net realized gain .................     15,181,361
   Unrealized appreciation on investments ......................     74,020,901
                                                                   ------------
      Net assets ...............................................   $710,323,927
                                                                   ============
Class A
   Net asset value, offering and redemption price per share,
      $296,826,035 / 33,308,658 shares outstanding (unlimited
      amount authorized: $0.001 par value) .....................   $       8.91
                                                                   ============
Class B
   Net asset value, offering and redemption price per share,
      $413,497,892 / 46,701,331 shares outstanding (unlimited
      amount authorized: $0.001 par value) .....................   $       8.85
                                                                   ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $2,291 foreign withholding tax) ............   $   768,035
   Interest .....................................................        90,923
   Securities lending (net) .....................................       118,016
                                                                    -----------
      Total income ..............................................       976,974
                                                                    -----------
EXPENSES
   Investment management fees ...................................     3,519,463
   Administrative fees ..........................................       556,929
   Distribution fees - Class B ..................................       470,872
   Custodian fees ...............................................        74,683
   Printing and mailing expenses ................................        72,355
   Recoupment fees ..............................................        55,291
   Professional fees ............................................        25,326
   Trustees' fees ...............................................         5,234
   Miscellaneous ................................................         6,066
                                                                    -----------
      Gross expenses ............................................     4,786,219
   Less: Fees paid indirectly ...................................      (520,798)
                                                                    -----------
      Net expenses ..............................................     4,265,421
                                                                    -----------
NET INVESTMENT LOSS .............................................    (3,288,447)
                                                                    -----------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities ..................................    16,898,336
   Net change in unrealized appreciation on securities ..........     8,510,498
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    25,408,834
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $22,120,387
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                           June 30, 2004       Year Ended
                                                                                            (Unaudited)     December 31, 2003
                                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ...............................................................     $ (3,288,447)      $ (2,687,022)
   Net realized gain on investments ..................................................       16,898,336         33,961,940
   Net change in unrealized appreciation on investments ..............................        8,510,498         66,212,408
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................       22,120,387         97,487,326
                                                                                           ------------       ------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class A ...........................................................................       (4,779,189)        (2,862,786)
   Class B ...........................................................................       (6,803,464)        (3,925,032)
                                                                                           ------------       ------------
TOTAL DISTRIBUTIONS ..................................................................      (11,582,653)        (6,787,818)
                                                                                           ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [5,376,143 and 27,296,137 shares, respectively]  ..............       47,397,631        210,872,886
   Capital shares issued in reinvestment of distributions [ 555,041 and 333,542
      shares, respectively] ..........................................................        4,779,189          2,862,786
   Capital shares repurchased [(289,392) and (370,937) shares, respectively] .........       (2,569,761)        (2,922,105)
                                                                                           ------------       ------------
   Total Class A transactions ........................................................       49,607,059        210,813,567
                                                                                           ------------       ------------
   Class B
   Capital shares sold [10,761,104 and 26,816,161 shares, respectively]  .............       95,458,400        201,432,405
   Capital shares issued in reinvestment of distributions [795,139 and 459,591
      shares, respectively] ..........................................................        6,803,464          3,925,032
   Capital shares repurchased [(3,297,045) and (2,397,757) shares, respectively ] ....      (28,764,076)       (17,997,256)
                                                                                           ------------       ------------
   Total Class B transactions ........................................................       73,497,788        187,360,181
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .................      123,104,847        398,173,748
                                                                                           ------------       ------------
TOTAL INCREASE IN NET ASSETS .........................................................      133,642,581        488,873,256
NET ASSETS:
   Beginning of period ...............................................................      576,681,346         87,808,090
   End of period (a) .................................................................     $710,323,927       $576,681,346
                                                                                           ============       ============
----------
   (a) Includes accumulated overdistributed net investment income of .................     $ (3,311,035)      $    (22,588)
                                                                                           ------------       ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $1,102,620,198) .................   $1,247,807,592
   Receivable for securities sold .............................        3,843,460
   Receivable from Separate Accounts for Trust shares sold ....        2,190,182
   Dividends, interest and other receivables ..................          707,029
   Other assets ...............................................            4,851
                                                                  --------------
      Total assets ............................................    1,254,553,114
                                                                  --------------
LIABILITIES
   Overdraft payable (Foreign cash $85)  ......................               67
   Collateral held for loaned securities ......................      160,108,531
   Payable for securities purchased ...........................        6,422,009
   Investment management fees payable .........................          937,538
   Payable to Separate Accounts for Trust shares redeemed .....          265,714
   Administrative fees payable ................................          145,540
   Recoupment fees payable ....................................           86,022
   Distribution fees payable - Class B ........................           83,885
   Trustees' fees payable .....................................              875
   Accrued expenses ...........................................          153,252
                                                                  --------------
      Total liabilities .......................................      168,203,433
                                                                  --------------
NET ASSETS ....................................................   $1,086,349,681
                                                                  ==============
   Net assets were comprised of:
   Paid in capital ............................................   $  897,973,384
   Accumulated undistributed net investment income ............          382,298
   Accumulated undistributed net realized gain ................       42,807,470
   Unrealized appreciation on investments .....................      145,186,529
      Net assets ..............................................   $1,086,349,681
                                                                  ==============
Class A
   Net asset value, offering and redemption price per share,
      $658,642,796 / 59,341,758 shares outstanding (unlimited
      amount authorized:
      $0.001 par value) .......................................   $        11.10
                                                                  ==============
Class B
   Net asset value, offering and redemption price per share,
      $427,706,885 / 38,783,106 shares outstanding (unlimited
      amount authorized:
      $0.001 par value) .......................................   $        11.03
                                                                  ==============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of $63,437 foreign withholding tax) ...........   $ 6,600,269
   Interest .....................................................        71,158
   Securities lending (net) .....................................       123,025
                                                                    -----------
      Total income ..............................................     6,794,452
                                                                    -----------
EXPENSES
   Investment management fees ...................................     5,324,883
   Administrative fees ..........................................       807,158
   Distribution fees - Class B ..................................       470,733
   Recoupment fees ..............................................       153,478
   Printing and mailing expenses ................................       109,778
   Custodian fees ...............................................        87,870
   Professional fees ............................................        29,106
   Trustees' fees ...............................................         7,938
   Miscellaneous ................................................         8,401
                                                                    -----------
      Gross expenses ............................................     6,999,345
   Less: Fees paid indirectly ...................................      (438,404)
                                                                    -----------
      Net expenses ..............................................     6,560,941
                                                                    -----------
NET INVESTMENT INCOME ...........................................       233,511
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................    44,348,677
   Foreign currency transactions ................................        (9,132)
                                                                    -----------
      Net realized gain .........................................    44,339,545
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...................................................    17,342,425
   Foreign currency translations ................................        (1,427)
                                                                    -----------
      Net change in unrealized appreciation .....................    17,340,998
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    61,680,543
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $61,914,054
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                         Six Months Ended
                                                                           June 30, 2004        Year Ended
                                                                            (Unaudited)     December 31, 2003
                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)  .....................................    $      233,511       $   (125,341)
   Net realized gain on investments and foreign currency
      transactions ...................................................        44,339,545         21,455,833
   Net change in unrealized appreciation on investments and
      foreign currency translations ..................................        17,340,998        131,828,945
                                                                          --------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................        61,914,054        153,159,437
                                                                          --------------       ------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class A ...........................................................        (5,191,739)        (2,828,969)
   Class B ...........................................................        (3,395,179)        (1,647,599)
                                                                          --------------       ------------
TOTAL DISTRIBUTIONS ..................................................        (8,586,918)        (4,476,568)
                                                                          --------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 7,306,347 and 51,779,661 shares,
      respectively ] .................................................        78,923,407        462,987,897
   Capital shares issued in reinvestment of distributions
      [ 482,542 and 275,005 shares, respectively ] ...................         5,191,739          2,828,969
   Capital shares repurchased [ (533,980) and (365,804) shares,
      respectively ] .................................................        (5,815,737)        (3,320,519)
                                                                          --------------       ------------
   Total Class A transactions ........................................        78,299,409        462,496,347
                                                                          --------------       ------------
   Class B
   Capital shares sold [ 10,326,876 and 20,381,911 shares,
      respectively ] .................................................       111,291,850        178,837,667
   Capital shares issued in reinvestment of distributions
      [ 317,549 and 160,970 shares, respectively ] ...................         3,395,179          1,647,599
   Capital shares repurchased [ (2,620,562) and (2,308,026)
      shares, respectively ] .........................................       (28,260,333)       (19,913,714)
                                                                          --------------       ------------
   Total Class B transactions ........................................        86,426,696        160,571,552
                                                                          --------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................       164,726,105        623,067,899
                                                                          --------------       ------------
TOTAL INCREASE IN NET ASSETS .........................................       218,053,241        771,750,768
NET ASSETS:
   Beginning of period ...............................................       868,296,440         96,545,672
                                                                          --------------       ------------
   End of period (a) .................................................    $1,086,349,681       $868,296,440
                                                                          ==============       ============
----------
   (a) Includes accumulated undistributed net investment income of ...    $      382,298       $    148,787
                                                                          --------------       ------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
   Investments at value (Cost $501,693,389) ....................   $541,473,545
   Cash (Foreign cash $6,302) ..................................          6,302
   Receivable for securities sold ..............................      6,293,178
   Receivable from Separate Accounts for Trust shares sold .....      1,136,475
   Dividends, interest and other receivables ...................        106,525
   Other assets ................................................            453
                                                                   ------------
      Total assets .............................................    549,016,478
                                                                   ------------
LIABILITIES
   Collateral held for loaned securities .......................     44,369,724
   Payable for securities purchased ............................      2,443,499
   Investment management fees payable ..........................        381,526
   Options written at value (Premiums received $196,976) .......        260,265
   Recoupment fees payable .....................................        190,986
   Distribution fees payable - Class B .........................         94,252
   Administrative fees payable .................................         71,367
   Payable to Separate Accounts for Trust shares redeemed ......         54,820
   Trustees' fees payable ......................................          4,495
   Accrued expenses ............................................        116,794
                                                                   ------------
      Total liabilities ........................................     47,987,728
                                                                   ------------
NET ASSETS .....................................................   $501,028,750
                                                                   ============
   Net assets were comprised of:
   Paid in capital .............................................   $458,218,373
   Accumulated overdistributed net investment income ...........     (1,586,547)
   Accumulated undistributed net realized gain .................      4,680,135
   Unrealized appreciation on investments ......................     39,716,789
                                                                   ------------
      Net assets ...............................................   $501,028,750
                                                                   ============
Class A
   Net asset value, offering and redemption price per share,
      $25,447,905 / 2,862,129 shares outstanding (unlimited
      amount authorized: $0.001 par value) .....................   $       8.89
                                                                   ============
Class B
   Net asset value, offering and redemption price per share,
      $475,580,845 / 53,830,158 shares outstanding (unlimited
      amount authorized: $0.001 par value) .....................   $       8.83
                                                                   ============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends ....................................................   $   245,467
   Interest .....................................................        35,499
   Securities lending (net) .....................................        22,263
                                                                    -----------
      Total income ..............................................       303,229
                                                                    -----------
EXPENSES
   Investment management fees ...................................     1,368,997
   Distribution fees - Class B ..................................       267,529
   Administrative fees ..........................................       243,353
   Recoupment fees ..............................................        85,115
   Custodian fees ...............................................        78,536
   Printing and mailing expenses ................................        25,521
   Professional fees ............................................        20,631
   Trustees' fees ...............................................         1,621
   Miscellaneous ................................................         1,975
                                                                    -----------
      Gross expenses ............................................     2,093,278
   Less: Fees paid indirectly ...................................      (224,062)
                                                                    -----------
      Net expenses ..............................................     1,869,216
                                                                    -----------
NET INVESTMENT LOSS .............................................    (1,565,987)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................     6,911,235
   Options written ..............................................      (511,807)
   Foreign currency transactions ................................        (2,203)
                                                                    -----------
      Net realized gain .........................................     6,397,225
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...................................................    27,819,618
   Options written ..............................................       (63,289)
   Foreign currency translations ................................            84
                                                                    -----------
      Net change in unrealized appreciation .....................    27,756,413
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ................................    34,153,638
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................   $32,587,651
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                                            Six Months Ended
                                                                              June 30, 2004        Year Ended
                                                                               (Unaudited)     December 31, 2003
                                                                            ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ..................................................     $ (1,565,987)      $   (833,206)
   Net realized gain on investments and foreign currency transactions ...        6,397,225          9,576,288
   Net change in unrealized appreciation on investments and foreign
      currency translations .............................................       27,756,413         13,999,903
                                                                              ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................       32,587,651         22,742,985
                                                                              ------------       ------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class A ..............................................................         (176,754)          (232,768)
   Class B ..............................................................       (3,270,932)        (2,711,737)
                                                                              ------------       ------------
TOTAL DISTRIBUTIONS .....................................................       (3,447,686)        (2,944,505)
                                                                              ------------       ------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [ 2,313,305 and 1,259,033 shares,
      respectively ] ....................................................       26,620,692         10,141,066
   Capital shares issued in reinvestment of distributions [ 20,211
      and 27,064 shares, respectively ] .................................          176,754            232,768
   Capital shares repurchased [ (520,647) and (514,311) shares,
      respectively ] ....................................................       (4,602,750)        (4,171,751)
                                                                              ------------       ------------
   Total Class A transactions ...........................................       22,194,696          6,202,083
                                                                              ------------       ------------
   Class B
   Capital shares sold [ 45,667,594 and 16,966,022 shares,
      respectively ] ....................................................      368,238,450        129,394,684
   Capital shares issued in reinvestment of distributions [ 376,352
      and 316,897 shares, respectively ] ................................        3,270,932          2,711,737
   Capital shares repurchased [ (5,053,473) and (8,263,889) shares,
      respectively ] ....................................................      (44,369,499)       (59,086,801)
                                                                              ------------       ------------
   Total Class B transactions ...........................................      327,139,883         73,019,620
                                                                              ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....      349,334,579         79,221,703
                                                                              ------------       ------------
TOTAL INCREASE IN NET ASSETS ............................................      378,474,544         99,020,183
NET ASSETS:
   Beginning of period ..................................................      122,554,206         23,534,023
                                                                              ------------       ------------
   End of period (a) ....................................................     $501,028,750       $122,554,206
                                                                              ============       ============
----------
   (a) Includes accumulated overdistributed net investment income of.....     $ (1,586,547)      $    (20,560)
                                                                              ------------       ------------

                        See Notes to Financial Statements

AXA PREMIER VIP TRUST
AXA CONSERVATIVE ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months        July 31,
                                                                      Ended          2003* to
                                                                June 30, 2004(c)   December 31,
Class A                                                            (Unaudited)        2003(c)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................        $10.45          $10.00
                                                                     ------          ------
   Income from investment operations:
   Net investment income ....................................          0.09            0.53
   Net realized and unrealized gain on investments ..........          0.01            0.06
                                                                     ------          ------
   Total from investment operations .........................       0.10            0.59
                                                                     ------          ------
   Less distributions:
   Dividends from net investment income .....................         --           (0.14)
   Distributions from net realized gains ....................         --#             --
                                                                     ------          ------
   Total dividends and distributions ........................         --#          (0.14)
                                                                     ------          ------
Net asset value, end of period ..............................        $10.55          $10.45
                                                                     ======          ======
Total return (b) ............................................          0.98%           5.89%
                                                                     ======          ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........................        $1,027          $   93
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .....................          0.10%           0.10%
   Before waivers and reimbursements (a) ....................          0.69%           9.14%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) .....................          1.77%          12.33%(l)
   Before waivers and reimbursements (a) ....................          1.18%           3.29%(l)
Portfolio turnover rate .....................................             5%              9%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...............        $ 0.03          $ 0.39
-----------------------------------------------------------------------------------------------

                                                                   Six Months        July 31,
                                                                      Ended          2003* to
                                                                June 30, 2004(c)   December 31,
Class B                                                            (Unaudited)        2003(c)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................        $ 10.45         $10.00
                                                                     -------         ------
   Income from investment operations:
   Net investment income ....................................           0.08           0.53
   Net realized and unrealized gain on investments ..........             --#          0.05
                                                                     -------         ------
      Total from investment operations ......................           0.08           0.58
                                                                     -------         ------
      Less distributions:
      Dividends from net investment income ..................             --          (0.13)
      Distributions from net realized gains .................             --#            --
                                                                     -------         ------
      Total dividends and distributions .....................             --#         (0.13)
                                                                     -------         ------
Net asset value, end of period ..............................        $ 10.53         $10.45
                                                                     =======         ======
Total return (b) ............................................           0.78%          5.78%
                                                                     =======         ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........................        $46,277         $5,986
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .....................           0.35%          0.35%
   Before waivers and reimbursements (a) ....................           0.94%          9.39%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) .....................           1.52%         12.08%(l)
   Before waivers and reimbursements (a) ....................           0.93%          3.04%(l)
Portfolio turnover rate .....................................              5%             9%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...............        $  0.03         $ 0.40
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                              Six Months      July 31,
                                                                Ended         2003* to
                                                            June 30, 2004   December 31,
Class A                                                      (Unaudited)       2003(c)
----------------------------------------------------------------------------------------
Net asset value, beginning of period ....................       $10.66       $10.00
                                                                ------       ------
   Income from investment operations:
   Net investment income ................................         0.06         0.47
   Net realized and unrealized gain on investments ......         0.13         0.33
                                                                ------       ------
   Total from investment operations .....................         0.19         0.80
                                                                ------       ------
   Less distributions:
   Dividends from net investment income .................           --        (0.14)
   Distributions from net realized gains ................           --#          --
                                                                ------       ------
   Total dividends and distributions ....................           --#       (0.14)
                                                                ------       ------
Net asset value, end of period ..........................       $10.85       $10.66
                                                                ======       ======
Total return (b) ........................................         1.80%        8.02%
                                                                ======       ======
Ratios/Supplemental Data:
Net assets, end of period (000's)  ......................       $  614       $  225
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .................         0.10%        0.10%
   Before waivers and reimbursements (a) ................         0.50%        4.23%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) .................         1.70%       10.64%(l)
   Before waivers and reimbursements (a) ................         1.30%        6.51%(l)
Portfolio turnover rate .................................            3%           8%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...........       $ 0.01       $ 0.18
----------------------------------------------------------------------------------------

                                                              Six Months      July 31,
                                                                Ended         2003* to
                                                            June 30, 2004   December 31,
Class B                                                      (Unaudited)       2003(c)
----------------------------------------------------------------------------------------
Net asset value, beginning of period ....................      $ 10.66       $10.00
                                                               -------       ------
   Income from investment operations:
   Net investment income ................................         0.04         0.46
   Net realized and unrealized gain on investments ......         0.13         0.33
                                                               -------       ------
   Total from investment operations .....................         0.17         0.79
                                                               -------       ------
   Less distributions:
   Dividends from net investment income .................           --        (0.13)
   Distributions from net realized gains ................           --#          --
                                                               -------       ------
   Total dividends and distributions ....................           --#       (0.13)
                                                               -------       ------
Net asset value, end of period ..........................      $ 10.83       $10.66
                                                               =======       ======
Total return (b) ........................................         1.61%        7.92%
                                                               =======       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................      $89,952       $9,486
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .................         0.35%        0.35%
   Before waivers and reimbursements (a) ................         0.75%        4.48%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) .................         1.45%       10.39%(l)
   Before waivers and reimbursements (a) ................         1.05%        6.26%(l)
Portfolio turnover rate .................................            3%           8%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...........      $  0.01       $ 0.18
----------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE ALLOCATION PORTFOLIO(d)(e)(f)(k)
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended          Year Ended December 31,
                                                            June 30, 2004    ----------------------------
Class A                                                      (Unaudited)       2003(c)          2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................     $    14.63     $    12.54      $    14.52
                                                              ----------     ----------      ----------
   Income from investment operations:
   Net investment income ................................           0.06           0.33            0.33
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions .....           0.29           2.10           (2.15)
                                                              ----------     ----------      ----------
   Total from investment operations .....................           0.35           2.43           (1.82)
                                                              ----------     ----------      ----------
   Less distributions:
   Dividends from net investment income .................             --#         (0.34)          (0.16)
   Distributions from realized gains ....................             --             --              --
                                                              ----------     ----------      ----------
   Total dividends and distributions ....................             --#         (0.34)          (0.16)
                                                              ----------     ----------      ----------
Net asset value, end of period ..........................     $    14.98     $    14.63      $    12.54
                                                              ==========     ==========      ==========
Total return (b) ........................................           2.39%         19.40%         (12.52)%
                                                              ==========     ==========      ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................     $3,091,958     $3,141,256      $2,908,058
Ratio of expenses to average net assets:
   After waivers (a) ....................................           0.10%          0.42%           0.65%
   After waivers and fees paid indirectly (a) ...........           0.07%          0.37%           0.63%
   Before waivers and fees paid indirectly (a) ..........           0.29%          0.49%           0.66%
Ratio of net investment income to average net assets:
   After waivers (a) ....................................           0.80%          2.42%           1.91%
   After waivers and fees paid indirectly (a) ...........           0.83%          2.47%           1.93%
   Before waivers and fees paid indirectly (a) ..........           0.61%          2.35%           1.90%
Portfolio turnover rate .................................             --++%         324%(h)         337%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...........     $     0.01     $     0.01      $       --#
---------------------------------------------------------------------------------------------------------


                                                                    Year Ended December 31,
                                                            ---------------------------------------
Class A                                                        2001         2000(c)       1999(c)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $    15.20    $    19.18    $    18.51
                                                            ----------    ----------    ----------
   Income from investment operations:
   Net investment income ................................         0.40          0.60          0.52
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions .....        (0.69)        (0.92)         2.69
                                                            ----------    ----------    ----------
   Total from investment operations .....................        (0.29)        (0.32)         3.21
                                                            ----------    ----------    ----------
   Less distributions:
   Dividends from net investment income .................        (0.39)        (0.62)        (0.56)
   Distributions from realized gains ....................           --         (3.04)        (1.98)
                                                            ----------    ----------    ----------
   Total dividends and distributions ....................        (0.39)        (3.66)        (2.54)
                                                            ----------    ----------    ----------
Net asset value, end of period ..........................   $    14.52    $    15.20    $    19.18
                                                            ==========    ==========    ==========
Total return (b) ........................................        (1.85)%       (1.32)%       17.79%
                                                            ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................   $2,122,401    $1,914,143    $2,126,313
Ratio of expenses to average net assets:
   After waivers (a) ....................................         0.65%          N/A           N/A
   After waivers and fees paid indirectly (a) ...........          N/A           N/A           N/A
   Before waivers and fees paid indirectly (a) ..........         0.65%         0.59%         0.44%
Ratio of net investment income to average net assets:
   After waivers (a) ....................................         2.74%          N/A           N/A
   After waivers and fees paid indirectly (a) ...........          N/A           N/A           N/A
   Before waivers and fees paid indirectly (a) ..........         2.74%         3.17%         2.68%
Portfolio turnover rate .................................          184%          183%          107%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...........   $       --           N/A           N/A
---------------------------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended        Year Ended December 31,
                                                            June 30, 2004   -------------------------
Class B                                                      (Unaudited)      2003(c)         2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $    14.55      $    12.47      $  14.45
                                                            ----------      ----------      --------
   Income from investment operations:
   Net investment income ................................         0.04            0.30          0.26
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions .....         0.29            2.08         (2.10)
                                                            ----------      ----------      --------
   Total from investment operations .....................         0.33            2.38         (1.84)
                                                            ----------      ----------      --------
   Less distributions:
   Dividends from net investment income .................           --#          (0.30)        (0.14)
   Distributions from realized gains ....................           --              --            --
                                                            ----------      ----------      --------
   Total dividends and distributions ....................           --#          (0.30)        (0.14)
                                                            ----------      ----------      --------
Net asset value, end of period ..........................   $    14.88      $    14.55      $  12.47
                                                            ==========      ==========      ========
Total return (b) ........................................         2.27%          19.11%        12.71%
                                                            ==========      ==========      ========
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................   $1,729,555      $1,261,402      $665,088
Ratio of expenses to average net assets:
   After waivers (a) ....................................         0.35%           0.67%         0.90%
   After waivers and fees paid indirectly (a) ...........         0.32%           0.62%         0.88%
   Before waivers and fees paid indirectly (a) ..........         0.54%           0.74%         0.91%
Ratio of net investment income to average net assets:
   After waivers (a) ....................................         0.55%           2.17%         1.66%
   After waivers and fees paid indirectly (a) ...........         0.58%           2.22%         1.68%
   Before waivers and fees paid indirectly (a) ..........         0.36%           2.10%         1.65%
Portfolio turnover rate .................................           --++%          324%(h)       337%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...........   $     0.01      $     0.01      $     --#
-----------------------------------------------------------------------------------------------------


                                                                Year Ended December 31,
                                                            -------------------------------
Class B                                                       2001      2000(c)    1999(c)
-------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $  15.14    $ 19.15    $ 18.51
                                                            --------    -------    -------
   Income from investment operations:
   Net investment income ................................       0.35       0.55       0.47
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions .....      (0.67)     (0.93)      2.69
                                                            --------    -------    -------
   Total from investment operations .....................      (0.32)     (0.38)      3.16
                                                            --------    -------    -------
   Less distributions:
   Dividends from net investment income .................      (0.37)     (0.59)     (0.54)
   Distributions from realized gains ....................         --      (3.04)     (1.98)
                                                            --------    -------    -------
   Total dividends and distributions ....................      (0.37)     (3.63)     (2.52)
                                                            --------    -------    -------
Net asset value, end of period ..........................   $  14.45    $ 15.14    $ 19.15
                                                            ========    =======    =======
Total return (b) ........................................      (2.08)%    (1.58)%    17.50%
                                                            ========    =======    =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................   $359,212    $41,282    $10,701
Ratio of expenses to average net assets:
   After waivers (a) ....................................       0.90%       N/A        N/A
   After waivers and fees paid indirectly (a) ...........        N/A        N/A        N/A
   Before waivers and fees paid indirectly (a) ..........       0.90%      0.84%      0.69%
Ratio of net investment income to average net assets:
   After waivers (a) ....................................       3.72%       N/A        N/A
   After waivers and fees paid indirectly (a) ...........        N/A        N/A        N/A
   Before waivers and fees paid indirectly (a) ..........       3.72%      2.92%      2.43%
Portfolio turnover rate .................................        184%       183%       107%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...........   $     --        N/A        N/A
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE-PLUS ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                              Six Months      July 31,
                                                                Ended         2003* to
                                                            June 30, 2004   December 31,
Class A                                                      (Unaudited)        2003
----------------------------------------------------------------------------------------
Net asset value, beginning of period ....................      $11.17         $10.00
                                                               ------         ------
   Income from investment operations:
   Net investment income ................................        0.04           0.09
   Net realized and unrealized gain on investments ......        0.33           1.17
                                                               ------         ------
   Total from investment operations .....................        0.37           1.26
                                                               ------         ------
   Less distributions:
   Dividends from net investment income .................          --          (0.09)
   Distributions from net realized gains ................          --#            --
                                                               ------         ------
   Total dividends and distributions ....................          --#         (0.09)
                                                               ------         ------
Net asset value, end of period ..........................      $11.54         $11.17
                                                               ======         ======
Total return (b) ........................................        3.32%         12.62%
                                                               ======         ======
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................      $5,808         $1,179
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .................        0.10%          0.10%
   Before waivers and reimbursements (a) ................        0.34%          1.87%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) .................        1.20%          6.91%(l)
   Before waivers and reimbursements (a) ................        0.96%          5.14%(l)
Portfolio turnover rate .................................          --++%           2%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...........      $ 0.01         $ 0.02
----------------------------------------------------------------------------------------

                                                              Six Months      July 31,
                                                                Ended         2003* to
                                                            June 30, 2004   December 31,
Class B                                                      (Unaudited)        2003
----------------------------------------------------------------------------------------
Net asset value, beginning of period ....................     $  11.17        $ 10.00
                                                              --------        -------
   Income from investment operations:
   Net investment income ................................         0.02           0.08
   Net realized and unrealized gain on investments ......         0.34           1.17
                                                              --------        -------
   Total from investment operations .....................         0.36           1.25
                                                              --------        -------
   Less distributions:
   Dividends from net investment income .................           --          (0.08)
   Distributions from net realized gains ................           --#            --
                                                              --------        -------
   Total dividends and distributions ....................           --#         (0.08)
                                                              --------        -------
Net asset value, end of period ..........................     $  11.53        $ 11.17
                                                              ========        =======
Total return (b) ........................................         3.23%         12.50%
                                                              ========        =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................     $355,251        $28,383
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .................         0.35%          0.35%
   Before waivers and reimbursements (a) ................         0.59%          2.12%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) .................         0.95%          6.66%(l)
   Before waivers and reimbursements (a) ................         0.71%          4.89%(l)
Portfolio turnover rate .................................           --++%           2%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...........     $   0.01        $  0.02
----------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA AGGRESSIVE ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                  Six Months      July 31,
                                                    Ended         2003* to
                                                June 30, 2004   December 31,
Class A                                          (Unaudited)       2003(c)
--------------------------------------------------------------------------------
Net asset value, beginning of period ........     $11.26         $   10.00
                                                  ------         ---------
   Income from investment operations:
   Net investment income ....................       0.05              0.15
   Net realized and unrealized gain on
      investments ...........................       0.35              1.16
                                                  ------         ---------
   Total from investment operations .........       0.40              1.31
                                                  ------         ---------
   Less distributions:
   Dividends from net investment income .....         --             (0.05)
   Distributions from net realized gains ....         --#               --
                                                  ------         ---------
   Total dividends and distributions ........         --#            (0.05)
                                                  ------         ---------
Net asset value, end of period ..............     $11.66         $   11.26
                                                  ======         =========
Total return (b) ............................       3.56%            13.08%
                                                  ======         =========
Ratios/Supplemental Data:
Net assets, end of period (000's)  ..........     $4,086         $     555
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .....       0.10%             0.10%
   Before waivers and reimbursements (a) ....       0.47%             6.01%
Ratio of net investment income (loss) to
   average net assets:
   After waivers and reimbursements (a) .....       1.19%             3.38%(l)
   Before waivers and reimbursements (a) ....       0.82%            (2.53)%(l)
Portfolio turnover rate .....................         --++%              2%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment
      income ................................     $ 0.02         $    0.27
--------------------------------------------------------------------------------

                                                      Six Months      July 31,
                                                        Ended         2003* to
                                                    June 30, 2004   December 31,
Class B                                              (Unaudited)      2003(c)
--------------------------------------------------------------------------------
Net asset value, beginning of period ............    $  11.26        $10.00
                                                     --------        ------
   Income from investment operations:
   Net investment income ........................        0.03          0.14
   Net realized and unrealized gain on
      investments ...............................        0.36          1.16
                                                     --------        ------
   Total from investment operations .............        0.39          1.30
                                                     --------        ------
   Less distributions:
   Dividends from net investment income .........          --         (0.04)
   Distributions from net realized gains ........          --#           --
                                                     --------        ------
   Total dividends and distributions ............          --#        (0.04)
                                                     --------        ------
Net asset value, end of period ..................    $  11.65        $11.26
                                                     ========        ======
Total return (b) ................................        3.47%        12.97%
                                                     ========        ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...............    $101,248        $7,807
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) .........        0.35%         0.35%
   Before waivers and reimbursements (a) ........        0.72%         6.26%
Ratio of net investment income (loss) to
   average net assets:
   After waivers and reimbursements (a) .........        0.94%         3.13%(l)
   Before waivers and reimbursements (a) ........        0.57%        (2.78)%(l)
Portfolio turnover rate .........................          --++%          2%
Effect of voluntary expense limitation
   during the period:
   Per share benefit to net investment income ...    $   0.01        $ 0.27
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO(d)(j)
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended                              Year Ended December 31,
                                                  June 30, 2004  -----------------------------------------------------------------
Class A                                            (Unaudited)      2003         2002        2001(c)      2000(c)       1999(c)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........   $    22.45    $    16.29   $    22.83   $    30.61   $    38.01     $    34.15
                                                   ----------    ----------   ----------   ----------   ----------     ----------
   Income (loss) from investment operations:
   Net investment income (loss) ................        (0.02)        (0.01)       (0.01)        0.11         0.12           0.12
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions .............................         1.06          6.17        (6.53)       (7.76)       (5.00)          6.22
                                                   ----------    ----------   ----------   ----------   ----------     ----------
   Total from investment operations ............         1.04          6.16        (6.54)       (7.65)       (4.88)          6.34
                                                   ----------    ----------   ----------   ----------   ----------     ----------
   Less distributions:
   Dividends from net investment income ........           --            --           --#       (0.10)       (0.13)         (0.12)
   Distributions from realized gains ...........           --            --           --        (0.03)       (2.39)         (2.36)
                                                   ----------    ----------   ----------   ----------   ----------     ----------
   Total dividends and distributions ...........           --            --           --#       (0.13)       (2.52)         (2.48)
                                                   ----------    ----------   ----------   ----------   ----------     ----------
Net asset value, end of period .................   $    23.49    $    22.45   $    16.29   $    22.83   $    30.61     $    38.01
                                                   ==========    ==========   ==========   ==========   ==========     ==========
Total return (b) ...............................         4.63%        37.90%      (28.68)%     (24.99)%     (13.13)%        18.84%
                                                   ==========    ==========   ==========   ==========   ==========     ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) ..............   $2,237,231    $2,141,844   $1,333,623   $2,179,759   $3,285,884     $4,368,877
Ratio of expenses to average net assets:
   After fees paid indirectly (a) ..............         0.65%         0.70%        0.66%         N/A          N/A            N/A
   Before fees paid indirectly (a) .............         0.82%         0.77%        0.71%        0.69%        0.65%(g)       0.56%
Ratio of net investment income (loss) to
   average net assets:
   After fees paid indirectly (a) ..............        (0.18)%       (0.09)%      (0.11)%        N/A          N/A            N/A
   Before fees paid indirectly (a) .............        (0.35)%       (0.16)%      (0.16)%       0.42%        0.35%(g)       0.33%
Portfolio turnover rate ........................           64%          119%         112%         195%         151%            87%
----------------------------------------------------------------------------------------------------------------------------------

                                                     Six Months
                                                       Ended                            Year Ended December 31,
                                                   June 30, 2004   ----------------------------------------------------------
Class B                                             (Unaudited)      2003        2002       2001(c)     2000(c)       1999(c)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........     $  22.22      $  16.16    $  22.72    $  30.46    $  37.83      $  34.01
                                                     --------      --------    --------    --------    --------      --------
   Income (loss) from investment operations:
   Net investment income (loss) ................        (0.05)        (0.06)      (0.07)       0.03        0.06          0.03
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions .............................         1.06          6.12       (6.49)      (7.70)      (4.99)         6.20
                                                     --------      --------    --------    --------    --------      --------
   Total from investment operations ............         1.01          6.06       (6.56)      (7.67)      (4.93)         6.23
                                                     --------      --------    --------    --------    --------      --------
   Less distributions:
   Dividends from net investment income ........           --            --          --#      (0.04)      (0.05)        (0.05)
   Distributions from realized gains ...........           --            --          --       (0.03)      (2.39)        (2.36)
                                                     --------      --------    --------    --------    --------      --------
   Total dividends and distributions ...........           --            --          --#      (0.07)      (2.44)        (2.41)
                                                     --------      --------    --------    --------    --------      --------
Net asset value, end of period .................     $  23.23      $  22.22    $  16.16    $  22.72    $  30.46      $  37.83
                                                     ========      ========    ========    ========    ========      ========
Total return (b) ...............................         4.55%        37.50%     (28.86)%    (25.18)%    (13.35)%       18.55%
                                                     ========      ========    ========    ========    ========      ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ..............     $243,799      $225,426    $146,909    $219,748    $267,858      $233,265
Ratio of expenses to average net assets:
   After fees paid indirectly (a) ..............         0.90%         0.95%       0.91%        N/A         N/A           N/A
   Before fees paid indirectly (a) .............         1.07%         1.02%       0.96%       0.94%       0.90%(g)      0.81%
Ratio of net investment income (loss) to
   average net assets:
   After fees paid indirectly (a) ..............        (0.43)%       (0.34)%     (0.36)%       N/A         N/A           N/A
   Before fees paid indirectly (a) .............        (0.60)%       (0.41)%     (0.41)%      0.12%       0.10%(g)      0.07%
Portfolio turnover rate ........................           64%          119%        112%        195%        151%           87%
-----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended       Year Ended December 31,
                                                                June 30, 2004   -----------------------
Class A                                                          (Unaudited)         2003      2002(c)
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................      $  10.42        $  10.37   $10.00
                                                                   --------        --------   ------
   Income from investment operations:
   Net investment income ....................................          0.11            0.24     0.34
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions .....................         (0.11)           0.18     0.48
                                                                   --------        --------   ------
   Total from investment operations .........................            --            0.42     0.82
                                                                   --------        --------   ------
   Less distributions:
   Dividends from net investment income .....................         (0.11)          (0.25)   (0.32)
   Distributions from realized gains ........................         (0.01)          (0.12)   (0.13)
                                                                   --------        --------   ------
   Total dividends and distributions ........................         (0.12)          (0.37)   (0.45)
                                                                   --------        --------   ------
Net asset value, end of period ..............................      $  10.30        $  10.42   $10.37
                                                                   ========        ========   ======
Total return (b) ............................................          0.08%           4.10%    8.42%
                                                                   ========        ========   ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........................      $655,083        $431,203   $4,614
Ratio of expenses to average net assets:
   After waivers (a) ........................................          0.70%           0.70%    0.70%
   After waivers and fees paid indirectly (a) ...............          0.70%           0.70%    0.70%
   Before waivers and fees paid indirectly (a) ..............          0.80%           0.86%    1.01%
Ratio of net investment income to average net assets:
   After waivers (a) ........................................          2.12%           2.23%    3.28%
   After waivers and fees paid indirectly (a) ...............          2.12%           2.23%    3.28%
   Before waivers and fees paid indirectly (a) ..............          2.02%           2.07%    2.97%
Portfolio turnover rate .....................................           328%            633%     536%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...............      $     --#       $   0.02   $ 0.03
-------------------------------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended       Year Ended December 31,
                                                                June 30, 2004   -----------------------
Class B                                                          (Unaudited)         2003      2002(c)
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................      $  10.41       $  10.37   $  10.00
                                                                   --------       --------   --------
   Income from investment operations:
   Net investment income ....................................          0.10           0.20       0.31
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions .....................         (0.10)          0.19       0.49
                                                                   --------       --------   --------
   Total from investment operations .........................            --           0.39       0.80
                                                                   --------       --------   --------
   Less distributions:
   Dividends from net investment income .....................         (0.10)         (0.23)     (0.30)
   Distributions from realized gains ........................         (0.01)         (0.12)     (0.13)
                                                                   --------       --------   --------
   Total dividends and distributions ........................         (0.11)         (0.35)     (0.43)
                                                                   --------       --------   --------
Net asset value, end of period ..............................      $  10.30       $  10.41   $  10.37
                                                                   ========       ========   ========
Total return (b) ............................................          0.05%          3.74%      8.21%
                                                                   ========       ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........................      $713,103       $666,007   $345,589
Ratio of expenses to average net assets:
   After waivers (a) ........................................          0.95%          0.95%      0.95%
   After waivers and fees paid indirectly (a) ...............          0.95%          0.95%      0.95%
   Before waivers and fees paid indirectly (a) ..............          1.05%          1.11%      1.26%
Ratio of net investment income to average net assets:
   After waivers (a) ........................................          1.87%          1.98%      3.03%
   After waivers and fees paid indirectly (a) ...............          1.87%          1.98%      3.03%
   Before waivers and fees paid indirectly (a) ..............          1.77%          1.82%      2.72%
Portfolio turnover rate .....................................           328%           633%       536%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ...............      $   0.01       $   0.02   $   0.03
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended       Year Ended December 31,
                                                            June 30, 2004   -----------------------
Class A                                                      (Unaudited)      2003(c)    2002(c)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................      $10.22         $ 8.02    $ 10.00
                                                               ------         ------    -------
   Income (loss) from investment operations:
   Net investment loss ..................................       (0.02)         (0.06)     (0.06)
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions .................        0.52           2.35      (1.92)
                                                               ------         ------    -------
   Total from investment operations .....................        0.50           2.29      (1.98)
                                                               ------         ------    -------
   Less distributions:
   Distributions from realized gains ....................       (0.18)         (0.09)        --
Net asset value, end of period ..........................      $10.54         $10.22    $  8.02
                                                               ======         ======    =======
Total return (b) ........................................        4.94%         28.59%    (19.80)%
                                                               ======         ======    =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................      $9,092         $6,376    $ 2,506
Ratio of expenses to average net assets:
   After waivers (a) ....................................        1.60%          1.60%      1.60%
   After waivers and fees paid indirectly (a) ...........        1.55%          1.59%      1.57%
   Before waivers and fees paid indirectly (a) ..........        1.60%          1.68%      2.34%
Ratio of net investment loss to average net assets:
   After waivers (a) ....................................       (0.55)%        (0.69)%    (0.73)%
   After waivers and fees paid indirectly (a) ...........       (0.50)%        (0.68)%    (0.70)%
   Before waivers and fees paid indirectly (a) ..........       (0.55)%        (0.77)%    (1.47)%
Portfolio turnover rate .................................          59%           108%        91%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment loss .............      $   --         $  0.01   $  0.06
---------------------------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended       Year Ended December 31,
                                                            June 30, 2004   -----------------------
Class B                                                      (Unaudited)      2003(c)     2002(c)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................     $  10.17       $   8.01    $ 10.00
                                                              --------       --------    -------
   Income (loss) from investment operations:
   Net investment loss ..................................        (0.03)         (0.08)     (0.08)
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions .................         0.51           2.33      (1.91)
                                                              --------       --------    -------
   Total from investment operations .....................         0.48           2.25      (1.99)
                                                              --------       --------    -------
   Less distributions:
   Distributions from realized gains ....................        (0.18)         (0.09)        --
                                                              --------       --------    -------
Net asset value, end of period ..........................     $  10.47       $  10.17    $  8.01
                                                              ========       ========    =======
Total return (b) ........................................         4.77%         28.12%    (19.90)%
                                                              ========       ========    =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................     $232,667       $167,416    $49,826
Ratio of expenses to average net assets:
   After waivers (a) ....................................         1.85%          1.85%      1.85%
   After waivers and fees paid indirectly (a) ...........         1.80%          1.84%      1.82%
   Before waivers and fees paid indirectly (a) ..........         1.85%          1.93%      2.59%
Ratio of net investment loss to average net assets:
   After waivers (a) ....................................        (0.80)%        (0.94)%    (0.98)%
   After waivers and fees paid indirectly (a) ...........        (0.75)%        (0.93)%    (0.95)%
   Before waivers and fees paid indirectly (a) ..........        (0.80)%        (1.02)%    (1.72)%
Portfolio turnover rate .................................           59%           108%        91%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment loss .............     $     --       $   0.01    $  0.06
---------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO(d)(i)
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended                         Year Ended December 31,
                                                          June 30, 2004   --------------------------------------------------------
Class A                                                    (Unaudited)     2003(c)    2002(c)     2001(c)    2000(c)     1999(c)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................     $   5.63      $   4.82   $   5.46    $   6.00   $   7.43    $   8.71
                                                            --------      --------   --------    --------   --------    --------
   Income from investment operations:
   Net investment income ..............................         0.20          0.42       0.48        0.63       0.76        0.90
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ...        (0.18)         0.69      (0.63)      (0.58)     (1.40)      (1.19)
                                                            --------      --------   --------    --------   --------    --------
   Total from investment operations ...................         0.02          1.11      (0.15)       0.05      (0.64)      (0.29)
                                                            --------      --------   --------    --------   --------    --------
   Less distributions:
   Dividends from net investment income ...............           --#        (0.30)     (0.49)      (0.59)     (0.79)      (0.96)
   Distributions from realized gains ..................           --            --         --          --         --       (0.01)
   Tax return of capital distributions ................           --            --         --          --         --       (0.02)
                                                            --------      --------   --------    --------   --------    --------
   Total dividends and distributions ..................           --#        (0.30)     (0.49)      (0.59)     (0.79)      (0.99)
                                                            --------      --------   --------    --------   --------    --------
Net asset value, end of period ........................     $   5.65      $   5.63   $   4.82    $   5.46   $   6.00    $   7.43
                                                            ========      ========   ========    ========   ========    ========
Total return (b) ......................................         0.38%        22.97%     (2.72)%      0.89%     (8.65)%     (3.35)%
                                                            ========      ========   ========    ========   ========    ========
Ratios/Supplemental Data:
Net assets, end of period (000's) .....................     $794,975      $784,005   $234,361    $254,910   $263,012    $336,292
Ratio of expenses to average net assets (a) ...........         0.78%         0.75%      0.69%       0.67%      0.67%       0.63%
Ratio of net investment income to average
   net assets (a) .....................................         7.31%         7.67%      9.21%      10.15%     10.54%      10.53%
Portfolio turnover rate ...............................           47%           66%       141%         88%        87%        178%
----------------------------------------------------------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended                         Year Ended December 31,
                                                          June 30, 2004   --------------------------------------------------------
Class B                                                    (Unaudited)     2003(c)    2002(c)     2001(c)    2000(c)     1999(c)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................     $   5.59      $   4.79   $   5.43    $   5.97   $   7.40    $   8.69
                                                            --------      --------   --------    --------   --------    --------
   Income from investment operations:
   Net investment income ..............................         0.19          0.40       0.47        0.58       0.74        0.87
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ...        (0.18)         0.68      (0.63)      (0.54)     (1.40)      (1.18)
                                                            --------      --------   --------    --------   --------    --------
   Total from investment operations ...................         0.01          1.08      (0.16)       0.04      (0.66)      (0.31)
                                                            --------      --------   --------    --------   --------    --------
   Less distributions:
   Dividends from net investment income ...............           --#        (0.28)     (0.48)      (0.58)     (0.77)      (0.95)
   Distributions from realized gains ..................           --            --         --          --         --       (0.01)
   Tax return of capital distributions ................           --            --         --          --         --       (0.02)
                                                            --------      --------   --------    --------   --------    --------
   Total dividends and distributions ..................           --#        (0.28)     (0.48)      (0.58)     (0.77)      (0.98)
                                                            --------      --------   --------    --------   --------    --------
Net asset value, end of period. .......................     $   5.60      $   5.59   $   4.79    $   5.43   $   5.97    $   7.40
                                                            ========      ========   ========    ========   ========    ========
Total return (b) ......................................         0.20%        22.54%     (2.96)%      0.66%     (8.90)%     (3.58)%
                                                            ========      ========   ========    ========   ========    ========
Ratios/Supplemental Data:
Net assets, end of period (000's) .....................     $890,120      $823,114   $330,804    $285,484   $230,916    $230,290
Ratio of expenses to average net assets (a) ...........         1.03%         1.00%      0.94%       0.92%      0.92%       0.88%
Ratio of net investment income to average
   net assets (a) .....................................         7.06%         7.42%      8.96%       9.97%     10.28%      10.25%
Portfolio turnover rate ...............................           47%           66%       141%         88%        87%        178%
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended       Year Ended December 31,
                                                               June 30, 2004   -----------------------
Class A                                                         (Unaudited)         2003    2002(c)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $ 10.60         $  7.93   $ 10.00
                                                                  -------         -------   -------
   Income from investment operations:
   Net investment income ...................................         0.07            0.05      0.03
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ....................         0.37            2.69     (2.10)
                                                                  -------         -------   -------
   Total from investment operations ........................         0.44            2.74     (2.07)
                                                                  -------         -------   -------
   Less distributions:
   Dividends from net investment income ....................        (0.01)          (0.07)       --
                                                                  -------         -------   -------
Net asset value, end of period .............................      $ 11.03         $ 10.60   $  7.93
                                                                  =======         =======   =======
Total return (b) ...........................................         4.17%          34.64%   (20.70)%
                                                                  =======         =======   =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..........................      $88,305         $16,003   $ 2,180
Ratio of expenses to average net assets:
   After waivers (a) .......................................         1.55%           1.55%     1.55%
   After waivers and fees paid indirectly (a) ..............         1.49%           1.48%     1.53%
   Before waivers and fees paid indirectly (a) .............         1.55%           1.78%     2.72%
Ratio of net investment income (loss) to average net assets:
   After waivers (a) .......................................         1.46%           0.45%     0.35%
   After waivers and fees paid indirectly (a) ..............         1.52%           0.52%     0.37%
   Before waivers and fees paid indirectly (a) .............         1.46%           0.22%    (0.82)%
Portfolio turnover rate ....................................           23%             72%       22%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ..............      $    --         $  0.02   $  0.10
------------------------------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended       Year Ended December 31,
                                                               June 30, 2004   -----------------------
Class B                                                         (Unaudited)         2003    2002(c)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $  10.58       $   7.91   $ 10.00
                                                                  --------       --------   -------
   Income from investment operations:
   Net investment income ...................................          0.07           0.03      0.01
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ....................          0.36           2.69     (2.10)
                                                                  --------       --------   -------
   Total from investment operations ........................          0.43           2.72     (2.09)
                                                                  --------       --------   -------
   Less distributions:
   Dividends from net investment income ....................         (0.01)         (0.05)       --
                                                                  --------       --------   -------
Net asset value, end of period .............................      $  11.00       $  10.58   $  7.91
                                                                  ========       ========   =======
Total return (b) ...........................................          4.08%         34.39%   (20.90)%
                                                                  ========       ========   =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..........................      $247,279       $166,915   $47,097
Ratio of expenses to average net assets:
   After waivers (a) .......................................          1.80%          1.80%     1.80%
   After waivers and fees paid indirectly (a) ..............          1.74%          1.73%     1.78%
   Before waivers and fees paid indirectly (a) .............          1.80%          2.03%     2.97%
Ratio of net investment income (loss) to average net assets:
   After waivers (a) .......................................          1.21%          0.20%     0.10%
   After waivers and fees paid indirectly (a) ..............          1.27%          0.27%     0.12%
   Before waivers and fees paid indirectly (a) .............          1.21%         (0.03)%   (1.07)%
Portfolio turnover rate ....................................            23%            72%       22%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ..............      $     --       $   0.02   $  0.10
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended       Year Ended December 31,
                                                               June 30, 2004   -----------------------
Class A                                                         (Unaudited)        2003    2002(c)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $ 9.89          $ 7.73   $ 10.00
                                                                  ------          ------   -------
   Income (loss) from investment operations:
   Net investment income ...................................        0.02            0.03      0.05
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ....................        0.24            2.17     (2.28)
                                                                  ------          ------   -------
   Total from investment operations ........................        0.26            2.20     (2.23)
                                                                  ------          ------   -------
   Less distributions:
   Dividends from net investment income ....................          --#          (0.04)    (0.04)
                                                                  ------          ------   -------
Net asset value, end of period .............................      $10.15          $ 9.89   $  7.73
                                                                  ======          ======   =======
Total return (b) ...........................................        2.63%          28.41%   (22.34)%
                                                                  ======          ======   =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..........................      $5,958          $5,049   $ 2,305
Ratio of expenses to average net assets:
   After waivers (a) .......................................        1.10%           1.10%     1.10%
   After waivers and fees paid indirectly (a) ..............        1.04%           1.07%     1.04%
   Before waivers and fees paid indirectly (a) .............        1.24%           1.42%     2.02%
Ratio of net investment income (loss) to average net assets:
   After waivers (a) .......................................        0.34%           0.42%     0.49%
   After waivers and fees paid indirectly (a) ..............        0.40%           0.45%     0.55%
   Before waivers and fees paid indirectly (a) .............        0.20%           0.10%    (0.43)%
Portfolio turnover rate ....................................          25%             45%       39%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ..............      $ 0.01          $ 0.03   $  0.08
------------------------------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended       Year Ended December 31,
                                                               June 30, 2004   -----------------------
Class B                                                         (Unaudited)       2003       2002(c)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................     $   9.89       $   7.73    $ 10.00
                                                                 --------       --------    -------
   Income (loss) from investment operations:
   Net investment income ...................................         0.01           0.01       0.02
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ....................         0.24           2.16      (2.27)
                                                                 --------       --------    -------
   Total from investment operations ........................         0.25           2.17      (2.25)
                                                                 --------       --------    -------
   Less distributions:
   Dividends from net investment income ....................           --#         (0.01)     (0.02)
                                                                 --------       --------    -------
Net asset value, end of period .............................     $  10.14       $   9.89    $  7.73
                                                                 ========       ========    =======
Total return (b) ...........................................         2.53%         28.09%    (22.53)%
                                                                 ========       ========    =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..........................     $156,285       $136,178    $48,689
Ratio of expenses to average net assets:
   After waivers (a) .......................................         1.35%          1.35%      1.35%
   After waivers and fees paid indirectly (a) ..............         1.29%          1.32%      1.29%
   Before waivers and fees paid indirectly (a) .............         1.49%          1.67%      2.27%
Ratio of net investment income (loss) to average net assets:
   After waivers (a) .......................................         0.09%          0.17%      0.24%
   After waivers and fees paid indirectly (a) ..............         0.15%          0.20%      0.30%
   Before waivers and fees paid indirectly (a) .............        (0.05)%        (0.15)%    (0.68)%
Portfolio turnover rate ....................................           25%            45%        39%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ..............     $   0.01       $   0.03    $  0.08
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended       Year Ended December 31,
                                                               June 30, 2004   -----------------------
Class A                                                         (Unaudited)       2003     2002(c)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................     $  9.03         $ 6.90    $ 10.00
                                                                 -------         ------    -------
   Income (loss) from investment operations:
   Net investment loss .....................................       (0.02)         (0.01)     (0.01)
   Net realized and unrealized gain (loss) on investments ..        0.36           2.14      (3.09)
                                                                 -------         ------    -------
   Total from investment operations ........................        0.34           2.13      (3.10)
                                                                 -------         ------    -------
Net asset value, end of period .............................     $  9.37         $ 9.03    $  6.90
                                                                 =======         ======    =======
Total return (b) ...........................................        3.77%         30.87%    (31.00)%
                                                                 =======         ======    =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..........................     $10,285         $8,168    $ 2,637
Ratio of expenses to average net assets:
   After waivers (a) .......................................        1.10%          1.10%      1.10%
   After waivers and fees paid indirectly (a) ..............        1.04%          1.07%      0.96%
   Before waivers and fees paid indirectly (a) .............        1.19%          1.33%      1.84%
Ratio of net investment loss to average net assets:
   After waivers (a) .......................................       (0.44)%        (0.32)%    (0.31)%
   After waivers and fees paid indirectly (a) ..............       (0.38)%        (0.29)%    (0.17)%
   Before waivers and fees paid indirectly (a) .............       (0.53)%        (0.55)%    (1.05)%
   Portfolio turnover rate .................................          21%            30%        19%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment loss ................     $    --#        $ 0.01    $  0.06
------------------------------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended       Year Ended December 31,
                                                               June 30, 2004   -----------------------
Class B                                                         (Unaudited)       2003      2002(c)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................     $   8.99       $   6.88    $ 10.00
                                                                 --------       --------    -------
   Income (loss) from investment operations:
   Net investment loss .....................................        (0.03)         (0.03)     (0.03)
   Net realized and unrealized gain (loss) on investments ..         0.35           2.14      (3.09)
                                                                 --------       --------    -------
   Total from investment operations ........................         0.32           2.11      (3.12)
                                                                 --------       --------    -------
Net asset value, end of period .............................     $   9.31       $   8.99    $  6.88
                                                                 ========       ========    =======
Total return (b) ...........................................         3.56%         30.67%    (31.20)%
                                                                 ========       ========    =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..........................     $315,126       $253,326    $76,577
Ratio of expenses to average net assets:
   After waivers (a) .......................................         1.35%          1.35%      1.35%
   After waivers and fees paid indirectly (a) ..............         1.29%          1.32%      1.21%
   Before waivers and fees paid indirectly (a) .............         1.44%          1.58%      2.09%
Ratio of net investment loss to average net assets:
   After waivers (a) .......................................        (0.69)%        (0.57)%    (0.56)%
   After waivers and fees paid indirectly (a) ..............        (0.63)%        (0.54)%    (0.42)%
   Before waivers and fees paid indirectly (a) .............        (0.78)%        (0.80)%    (1.30)%
Portfolio turnover rate ....................................           21%            30%        19%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment loss ................     $     --#      $   0.01    $  0.05
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended       Year Ended December 31,
                                                               June 30, 2004   -----------------------
Class A                                                         (Unaudited)        2003    2002(c)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $10.28          $ 7.98   $ 10.00
                                                                  ------          ------   -------
   Income (loss) from investment operations:
   Net investment income ...................................        0.05            0.07      0.09
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ....................        0.42            2.43     (2.05)
                                                                  ------          ------   -------
   Total from investment operations ........................        0.47            2.50     (1.96)
                                                                  ------          ------   -------
   Less distributions:
   Dividends from net investment income ....................          --           (0.07)    (0.06)
   Distributions from realized gains .......................       (0.12)          (0.13)       --
                                                                  ------          ------   -------
   Total dividends and distributions .......................       (0.12)          (0.20)    (0.06)
                                                                  ------          ------   -------
Net asset value, end of period .............................      $10.63          $10.28   $  7.98
                                                                  ======          ======   =======
Total return (b) ...........................................        4.62%          31.44%   (19.63)%
                                                                  ======          ======   =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..........................      $7,256          $5,999   $ 2,345
Ratio of expenses to average net assets:
   After waivers (a) .......................................        1.10%           1.10%     1.10%
   After waivers and fees paid indirectly (a) ..............        0.88%           1.03%     0.92%
   Before waivers and fees paid indirectly (a) .............        1.18%           1.33%     1.77%
Ratio of net investment income to average net assets:
   After waivers (a) .......................................        0.89%           0.92%     0.90%
   After waivers and fees paid indirectly (a) ..............        1.11%           0.99%     1.08%
   Before waivers and fees paid indirectly (a) .............        0.81%           0.69%     0.23%
Portfolio turnover rate ....................................          58%            135%      129%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ..............      $   --#         $ 0.02   $  0.06
------------------------------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended       Year Ended December 31,
                                                               June 30, 2004   -----------------------
Class B                                                         (Unaudited)       2003     2002(c)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................   $  10.28         $   7.98   $ 10.00
                                                               --------         --------   -------
   Income (loss) from investment operations:
   Net investment income ...................................       0.04             0.05      0.07
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ....................       0.42             2.43     (2.05)
                                                               --------         --------   -------
   Total from investment operations ........................       0.46             2.48     (1.98)
                                                               --------         --------   -------
   Less distributions:
   Dividends from net investment income ....................         --            (0.05)    (0.04)
   Distributions from realized gains .......................      (0.12)           (0.13)       --
                                                               --------         --------   -------
   Total dividends and distributions .......................      (0.12)           (0.18)    (0.04)
                                                               --------         --------   -------
Net asset value, end of period .............................   $  10.62         $  10.28   $  7.98
                                                               ========         ========   =======
Total return (b) ...........................................       4.52%           31.11%   (19.84)%
                                                               ========         ========   =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..........................   $322,511         $256,460   $86,036
Ratio of expenses to average net assets:
   After waivers (a) .......................................       1.35%            1.35%     1.35%
   After waivers and fees paid indirectly (a) ..............       1.13%            1.28%     1.17%
   Before waivers and fees paid indirectly (a) .............       1.43%            1.58%     2.02%
Ratio of net investment income (loss) to average net assets:
   After waivers (a) .......................................       0.64%            0.67%     0.65%
   After waivers and fees paid indirectly (a) ..............       0.86%            0.74%     0.83%
   Before waivers and fees paid indirectly (a) .............       0.56%            0.44%    (0.02)%
Portfolio turnover rate ....................................         58%             135%      129%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ..............   $     --#        $   0.02   $  0.06
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                                   Six Months
                                                                     Ended       Year Ended December 31,
                                                                 June 30, 2004   -----------------------
Class A                                                           (Unaudited)       2003      2002(c)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................     $   8.75       $   6.30    $ 10.00
                                                                   --------       --------    -------
   Income (loss) from investment operations:
   Net investment loss .......................................        (0.03)         (0.02)     (0.06)
   Net realized and unrealized gain (loss) on investments ....         0.34           2.58      (3.64)
                                                                   --------       --------    -------
   Total from investment operations ..........................         0.31           2.56      (3.70)
                                                                   --------       --------    -------
   Less distributions:
   Distributions from realized gains .........................        (0.15)         (0.11)        --
                                                                   --------       --------    -------
Net asset value, end of period ...............................     $   8.91       $   8.75    $  6.30
                                                                   ========       ========    =======
Total return (b) .............................................         3.60%         40.60%    (37.00)%
                                                                   ========       ========    =======
Ratios/Supplemental Data:
Net assets, end of period (000's).............................     $296,826       $242,059    $ 2,571
Ratio of expenses to average net assets:
   After waivers (a) .........................................         1.35%          1.35%      1.35%
   After waivers and fees paid indirectly (a).................         1.19%          1.21%      1.26%
   Before waivers and fees paid indirectly (a)................         1.35%          1.45%      2.06%
Ratio of net investment loss to average net assets:
   After waivers (a)..........................................        (1.04)%        (0.96)%    (0.99)%
   After waivers and fees paid indirectly (a) ................        (0.88)%        (0.82)%    (0.90)%
   Before waivers and fees paid indirectly (a)................        (1.04)%        (1.06)%    (1.70)%
Portfolio turnover rate ......................................           46%           119%       196%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment loss ..................     $     --       $   0.01    $  0.05
--------------------------------------------------------------------------------------------------------

                                                                   Six Months
                                                                     Ended       Year Ended December 31,
                                                                 June 30, 2004   -----------------------
Class B                                                           (Unaudited)       2003      2002(c)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................     $   8.70       $   6.28    $ 10.00
                                                                   --------       --------    -------
   Income (loss) from investment operations:
   Net investment loss .......................................        (0.05)         (0.05)     (0.08)
   Net realized and unrealized gain (loss) on investments ....         0.35           2.58      (3.64)
                                                                   --------       --------    -------
   Total from investment operations ..........................         0.30           2.53      (3.72)
                                                                   --------       --------    -------
   Less distributions:
   Distributions from realized gains .........................        (0.15)         (0.11)        --
                                                                   --------       --------    -------
Net asset value, end of period ...............................     $   8.85       $   8.70    $  6.28
                                                                   ========       ========    =======
Total return (b)..............................................         3.50%         40.25%     37.20%
                                                                   ========       ========    =======
Ratios/Supplemental Data:

Net assets, end of period (000's).............................     $413,498       $334,622    $85,237
Ratio of expenses to average net assets:
   After waivers (a)..........................................         1.60%          1.60%      1.60%
   After waivers and fees paid indirectly (a).................         1.44%          1.46%      1.51%
   Before waivers and fees paid indirectly (a)................         1.60%          1.70%      2.31%
Ratio of net investment loss to average net assets:
   After waivers (a) .........................................        (1.29)%        (1.21)%    (1.24)%
   After waivers and fees paid indirectly (a) ................        (1.13)%        (1.07)%    (1.15)%
   Before waivers and fees paid indirectly (a)................        (1.29)%        (1.31)%    (1.95)%
Portfolio turnover rate ......................................           46%           119%       196%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment loss...................     $     --       $   0.01    $  0.05
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended       Year Ended December 31,
                                                                   June 30, 2004   -----------------------
Class A                                                             (Unaudited)       2003      2002(c)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................     $  10.50       $   7.49    $ 10.00
                                                                     --------       --------    -------
   Income (loss) from investment operations:
   Net investment income .......................................         0.01           0.01       0.01
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ........................         0.68           3.06      (2.52)
                                                                     --------       --------    -------
   Total from investment operations ............................         0.69           3.07      (2.51)
                                                                     --------       --------    -------
   Less distributions:
   Distributions from realized gains ...........................        (0.09)         (0.06)        --
                                                                     --------       --------    -------
Net asset value, end of period .................................     $  11.10       $  10.50    $  7.49
                                                                     ========       ========    =======
Total return (b)................................................         6.60%         40.94%    (25.10)%
                                                                     ========       ========    =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...............................     $658,643       $546,951    $ 2,981
Ratio of expenses to average net assets:
   After waivers (a)  ..........................................         1.35%          1.35%      1.35%
   After waivers and fees paid indirectly (a) ..................         1.26%          1.27%      1.21%
   Before waivers and fees paid indirectly (a) ................          1.35%          1.41%      1.93%
Ratio of net investment income (loss) to average net assets:
   After waivers (a)............................................         0.06%          0.01%      0.03%
   After waivers and fees paid indirectly (a) ..................         0.15%          0.09%      0.17%
   Before waivers and fees paid indirectly (a)..................         0.06%         (0.05)%    (0.55)%
Portfolio turnover rate ........................................           29%            63%        88%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment income ..................     $     --       $   0.01    $  0.05
----------------------------------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended       Year Ended December 31,
                                                                   June 30, 2004   -----------------------
Class B                                                             (Unaudited)       2003      2002(c)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................     $  10.45       $   7.47    $ 10.00
                                                                     --------       --------    -------
Income (loss) from investment operations:
   Net investment loss .........................................        (0.01)         (0.01)     (0.01)
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ........................         0.68           3.05      (2.52)
                                                                     --------       --------    -------
   Total from investment operations ............................         0.67           3.04      (2.53)
                                                                     --------       --------    -------
   Less distributions:
   Distributions from realized gains ...........................        (0.09)         (0.06)        --
                                                                     --------       --------    -------
Net asset value, end of period .................................     $  11.03       $  10.45    $  7.47
                                                                     ========       ========    =======
Total return (b) ...............................................         6.44%         40.64%    (25.30)%
                                                                     ========       ========    =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...............................     $427,707       $321,345    $93,565
Ratio of expenses to average net assets:
   After waivers (a)  ..........................................         1.60%          1.60%      1.60%
   After waivers and fees paid indirectly (a) ..................         1.51%          1.52%      1.46%
   Before waivers and fees paid indirectly (a) .................         1.60%          1.66%      2.18%
Ratio of net investment loss to average net assets:
   After waivers (a)............................................        (0.19)%        (0.24)%    (0.22)%
   After waivers and fees paid indirectly (a) ..................        (0.10)%        (0.16)%    (0.08)%
   Before waivers and fees paid indirectly (a)..................        (0.19)%        (0.30)%    (0.80)%
Portfolio turnover rate ........................................           29%            63%        88%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment loss ....................     $     --       $   0.01    $  0.05
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO (m)
FINANCIAL HIGHLIGHTS -- (Continued)

--------------------------------------------------------------------------------

                                                                      Six Months
                                                                         Ended        Year Ended December 31,
                                                                   June 30, 2004(c)   -----------------------
Class A                                                               (Unaudited)         2003     2002(c)
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................       $  8.87           $ 5.76    $ 10.00
                                                                       -------           ------    -------
   Income (loss) from investment operations:
   Net investment loss .........................................         (0.05)           (0.05)     (0.08)
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ........................          0.13             3.38      (4.16)
                                                                       -------           ------    -------
   Total from investment operations ............................          0.08             3.33      (4.24)
                                                                       -------           ------    -------
   Less distributions:
   Distributions from realized gains ...........................         (0.06)           (0.22)        --
                                                                       -------           ------    -------
Net asset value, end of period .................................       $  8.89           $ 8.87    $  5.76
                                                                       =======           ======    =======
Total return (b)................................................          0.93%           58.24%    (42.50)%
                                                                       =======           ======    =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...............................       $25,448           $9,303    $ 1,597
Ratio of expenses to average net assets:
   After waivers (a) ...........................................          1.60%            1.60%      1.60%
   After waivers and fees paid indirectly (a) ..................          1.40%            1.45%      1.48%
   Before waivers and fees paid indirectly (a)..................          1.60%            2.03%      3.52%
Ratio of net investment loss to average net assets:
   After waivers (a)............................................         (1.34)%          (1.35)%    (1.29)%
   After waivers and fees paid indirectly (a)...................         (1.14)%          (1.20)%    (1.17)%
   Before waivers and fees paid indirectly (a)..................         (1.34)%          (1.78)%    (3.21)%
Portfolio turnover rate ........................................            20%             169%       154%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment loss ....................       $    --           $ 0.02    $  0.13

                                                                      Six Months
                                                                         Ended        Year Ended December 31,
                                                                   June 30, 2004(c)   -----------------------
Class B                                                               (Unaudited)        2003      2002(c)
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................      $   8.82         $   5.74    $ 10.00
                                                                      --------         --------    -------
   Income (loss) from investment operations:
   Net investment loss .........................................         (0.06)           (0.06)     (0.09)
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions ........................          0.13             3.36      (4.17)
                                                                      --------         --------    -------
   Total from investment operations ............................          0.07             3.30      (4.26)
                                                                      --------         --------    -------
   Less distributions:
   Distributions from realized gains ...........................         (0.06)           (0.22)        --
                                                                      --------         --------    -------
Net asset value, end of period .................................      $   8.83         $   8.82    $  5.74
                                                                      ========         ========    =======
Total return (b)................................................          0.83%           57.64%    (42.60)%
                                                                      ========         ========    =======
Ratios/Supplemental Data:
Net assets, end of period (000's)...............................      $475,581         $113,251    $21,937
Ratio of expenses to average net assets:
   After waivers (a) ...........................................          1.85%            1.85%      1.85%
   After waivers and fees paid indirectly (a) ..................          1.65%            1.70%      1.73%
   Before waivers and fees paid indirectly (a)..................          1.85%            2.28%      3.77%
Ratio of net investment loss to average net assets:
   After waivers (a)............................................         (1.59)%          (1.60)%    (1.54)%
   After waivers and fees paid indirectly (a) ..................         (1.39)%          (1.45)%    (1.42)%
   Before waivers and fees paid indirectly (a)..................         (1.59)%          (2.03)%    (3.46)%
Portfolio turnover rate ........................................            20%             169%       154%
Effect of voluntary expense limitation during the period:
   Per share benefit to net investment loss ....................      $     --         $   0.02    $  0.13
-------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
FINANCIAL HIGHLIGHTS -- (Concluded)

--------------------------------------------------------------------------------

----------
*    Commencement of operations.
#    Per share amount is less than $0.01 .
++   Amount is less than 1%.
(a)  Ratios for periods less than one year are annualized.
(b)  Total returns for periods less than one year are not annualized.
(c) Net investment income and capital changes are based on monthly average shares outstanding.
(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(e) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/ Balanced Portfolio.
(f) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.
(g) Reflects overall fund ratios for investment income and non-class specific expense.
(h) Reflects purchases and sales from change in investment strategy due to reorganization.
(i) On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.
(j) On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/Aggressive
     Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.
(k) On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.
(l) The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m) On May 14, 2004, this Portfolio received, through a merger, the assets and liabilities of the EQ/Technology Portfolio that followed the same investment objectives of this Portfolio. Information for the period ended June 30, 2004 includes the results of the operations of the predecessor EQ/Technology Portfolio from January 1, 2004 through May 13, 2004.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

Note 1 Organization and Significant Accounting Policies

     AXA Premier VIP Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with nine diversified Portfolios and seven non-diversified Portfolios (each a "Portfolio"). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, and AXA Premier VIP Technology Portfolio. The investment manager to each Portfolio is Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio ("AXA Allocation Portfolios"), is provided by one or more investment sub-advisers (each an "Adviser"). On November 29, 2001, Equitable contributed $100,000 in initial seed capital to the Trust. On December 31, 2001, additional seed capital of $2,000,000 was contributed by Equitable to the Trust, and $71,000,000 of seed capital was contributed on January 2, 2002. On January 2, 2002, the Trust commenced public offering of its shares. On July 31, 2003, Equitable contributed $100,000 in seed capital to each of the AXA Allocation Portfolios except the AXA Moderate Allocation Portfolio.

     The AXA Allocation Portfolios are types of mutual funds often described as "fund of funds." Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by Equitable.

     All of the Portfolios, except the AXA Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

     The Trust has the right to issue two classes of shares, Class A and Class
B. The Class B shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States, an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for all of the Portfolios except the AXA Allocation Portfolios, AXA Premier VIP High Yield Portfolio and AXA Premier VIP Aggressive Equity Portfolio.

     The investment objectives of each Portfolio are as follows:

     AXA Conservative Allocation Portfolio -- Seeks to achieve a high level of current income.

     AXA Conservative-Plus Allocation Portfolio -- Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

     AXA Moderate Allocation Portfolio -- Seeks to achieve long-term capital appreciation and current income.

     AXA Moderate-Plus Allocation Portfolio -- Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

     AXA Aggressive Allocation Portfolio -- Seeks to achieve long-term capital appreciation.

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NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

     AXA Premier VIP Aggressive Equity Portfolio (advised by Alliance Capital Management L.P. ("Alliance")(an affiliate of Equitable), Marsico Capital Management LLC ("Marsico"), MFS Investment Management ("MFS") and Provident Investment Counsel, Inc. ("Provident")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC ("PIMCO")) -- Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

     AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC ("RCM") and Wellington Management Company, LLP ("Wellington")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP High Yield Portfolio (advised by Alliance and PIMCO) -- Seeks to achieve high total return through a combination of current income and capital appreciation.

     AXA Premier VIP International Equity Portfolio (advised by Alliance (Bernstein Unit), Bank of Ireland Asset Management (U.S.) Limited and Marsico) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance, RCM and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Growth Portfolio (advised by Alliance, Provident and Franklin Advisers, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington and TCW) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Technology Portfolio (advised by RCM, Firsthand Capital Management, Inc. and Wellington) -- Seeks to achieve long-term growth of capital.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. Valuation:

     Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

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AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

     Investments in the AXA Allocation Portfolios are valued based on the net asset value per share of each underlying fund.

     Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

     Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and

                                       109

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AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

     Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

     All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities - at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year.

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AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

Fees Paid Indirectly:

     For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2004, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:                                                             Amount
-----------                                                           ----------
AXA Moderate Allocation ...........................................   $   27,808
AXA Premier VIP Aggressive Equity .................................    1,003,126
AXA Premier VIP Health Care .......................................       26,907
AXA Premier VIP International Equity ..............................       52,736
AXA Premier VIP Large Cap Core Equity .............................       19,129
AXA Premier VIP Large Cap Growth ..................................       55,448
AXA Premier VIP Large Cap Value ...................................      255,062
AXA Premier VIP Small/Mid Cap Growth ..............................      311,459
AXA Premier VIP Small/Mid Cap Value ...............................      263,813
AXA Premier VIP Technology* .......................................      427,837

* A portion of the amount received via substitution with EQ/Technology
Portfolio.

     In 2004, the Trust terminated its brokerage recognition payment program and amounts accrued and unpaid or previously paid for brokerage recognition purposes were credited to certain Portfolios of the Trust for expense reduction purposes. These voluntary, non-recurring credits are reflected on the Statements of Operations.

Portfolios:                                                             Amount
-----------                                                           ----------
AXA Moderate Allocation ...........................................   $  635,576
AXA Premier VIP Aggressive Equity .................................    1,098,735
AXA Premier VIP Core Bond .........................................          536
AXA Premier VIP Health Care .......................................       21,726
AXA Premier VIP International Equity ..............................       32,858
AXA Premier VIP Large Cap Core Equity .............................       23,749
AXA Premier VIP Large Cap Growth ..................................       34,150
AXA Premier VIP Large Cap Value ...................................       74,610
AXA Premier VIP Small/Mid Cap Growth ..............................      209,339
AXA Premier VIP Small/Mid Cap Value ...............................      174,591
AXA Premier VIP Technology* .......................................      329,699

* A portion of the amount received via substitution with EQ/Technology
Portfolio.

Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio

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AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2004, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

     Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a

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AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

Portfolio's net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in

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

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

     Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into two separate investment management agreements (the "Management Agreements") with Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios) obligates the Manager to:
(i) provide investment management services to the Trust;

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AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

(ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser's investment programs and results; (iv) review brokerage matters:
(v) oversee the Trust's compliance with various federal and state statutes; and
(vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying portfolios in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust's compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2004, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:                                              Management Fee
-----------                                              --------------
AXA Conservative Allocation ................   0.10% of average daily net assets
AXA Conservative-Plus Allocation ...........   0.10% of average daily net assets
AXA Moderate Allocation ....................   0.10% of average daily net assets
AXA Moderate-Plus Allocation ...............   0.10% of average daily net assets
AXA Aggressive Allocation ..................   0.10% of average daily net assets
AXA Premier VIP Core Bond ..................   0.60% of average daily net assets
AXA Premier VIP Health Care ................   1.20% of average daily net assets
AXA Premier VIP International Equity .......   1.05% of average daily net assets
AXA Premier VIP Large Cap Core Equity ......   0.90% of average daily net assets
AXA Premier VIP Large Cap Growth ...........   0.90% of average daily net assets
AXA Premier VIP Large Cap Value ............   0.90% of average daily net assets
AXA Premier VIP Small/Mid Cap Growth .......   1.10% of average daily net assets
AXA Premier VIP Small/Mid Cap Value ........   1.10% of average daily net assets
AXA Premier VIP Technology .................   1.20% of average daily net assets

                                           (as a percentage of average daily net assets)
                                        ---------------------------------------------------
                                        First $1   Next $1   Next $3   Next $5
Portfolios:                              Billion   Billion   Billion   Billion   Thereafter
-----------                             --------   -------   -------   -------   ----------
AXA Premier VIP Aggressive Equity....    0.650%     0.600%    0.575%    0.550%     0.525%

                                        First $750   Next $750   Next $1   Next $2.5
                                          Million     Million    Billion    Billion    Thereafter
                                        ----------   ---------   -------   ---------   ----------
AXA Premier VIP High Yield...........     0.600%       0.575%     0.550%     0.530%      0.520%

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

     Pursuant to an administrative agreement, Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per Portfolio and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

     Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. ("Sub-administrator") provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

     JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

     The Trust has entered into distribution agreements with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust ("Distribution Plan"). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust's Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class B shares. The Trust's Class A shares are not subject to such fees.

Note 6 Expense Limitation

     Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Portfolio through April 30, 2005 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio's expense ratio and such reimbursements do not exceed the Portfolio's expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust's Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
-----------
AXA Conservative Allocation ............................................   0.10%
AXA Conservative-Plus Allocation .......................................   0.10%
AXA Moderate Allocation ................................................   0.10%
AXA Moderate-Plus Allocation ...........................................   0.10%
AXA Aggressive Allocation ..............................................   0.10%
AXA Premier VIP Core Bond ..............................................   0.70%
AXA Premier VIP Health Care ............................................   1.60%
AXA Premier VIP International Equity ...................................   1.55%
AXA Premier VIP Large Cap Core Equity ..................................   1.10%
AXA Premier VIP Large Cap Growth .......................................   1.10%
AXA Premier VIP Large Cap Value ........................................   1.10%
AXA Premier VIP Small/Mid Cap Growth ...................................   1.35%
AXA Premier VIP Small/Mid Cap Value ....................................   1.35%
AXA Premier VIP Technology*  ...........................................   1.60%

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

     * For the period January 1, 2004 through May 14, 2004, EQ/Technology Portfolio prior to merger had an expense ratio cap of 0.90%.

     During the six months ended June 30, 2004, the Manager received $220,400 in reimbursement. At June 30, 2004, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

                                                       Amount Eligible through
                                            --------------------------------------------   Total Eligible for
                                              2004      2005        2006         2007         Reimbursement
Portfolios:                                 -------   --------   ----------   ----------   ------------------
----------
AXA Conservative Allocation .............   $    --   $     --   $   37,420   $   66,815       $  104,235
AXA Conservative-Plus Allocation ........        --         --       38,850       85,740          124,590
AXA Moderate Allocation .................        --         --    3,080,787    4,256,669        7,337,456
AXA Moderate-Plus Allocation ............        --         --       42,721      180,800          223,521
AXA Aggressive Allocation ...............        --         --       37,956       91,059          129,015
AXA Premier VIP Core Bond ...............    29,112    467,915    1,112,891      633,980        2,243,898
AXA Premier VIP Health Care .............        --    141,390       87,122           --          228,512
AXA Premier VIP International Equity ....        --    118,285      228,775           --          347,060
AXA Premier VIP Large Cap Core Equity ...    29,111    247,010      286,565      111,057          673,743
AXA Premier VIP Large Cap Growth ........    29,111    291,043      356,211      134,509          810,874
AXA Premier VIP Large Cap Value .........    29,111    299,504      360,659      117,110          806,384
AXA Premier VIP Small/Mid Cap Growth ....        --    261,975      272,410           --          534,385
AXA Premier VIP Small/Mid Cap Value .....        --    156,212      227,801           --          384,013
AXA Premier VIP Technology ..............        --    167,558      249,751       10,379          427,688

Note 7 Trustees Deferred Compensation Plan

     A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2004, the total amount deferred by the Trustees participating in the Plan was $166,571.

Note 8 Percentage of Ownership

     At June 30, 2004, Equitable held investments in each of the Portfolios as follows:

Portfolios:                                              Percentage of Ownership
-----------                                              -----------------------
AXA Conservative Allocation ..........................            0.34%
AXA Conservative-Plus Allocation .....................            0.19
AXA Moderate Allocation ..............................            0.07
AXA Moderate-Plus Allocation .........................            0.04
AXAAggressive Allocation .............................            0.16
AXA Premier VIP Aggressive Equity ....................            0.08
AXA Premier VIP Core Bond ............................            0.05
AXA Premier VIP Health Care ..........................            0.62
AXA Premier VIP High Yield ...........................            0.10
AXA Premier VIP International Equity .................            0.18
AXA Premier VIP Large Cap Core Equity ................            4.09

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2004 (Unaudited)

Portfolios:                                              Percentage of Ownership
----------                                               -----------------------
AXA Premier VIP Large Cap Growth......................             1.86%
AXA Premier VIP Large Cap Value.......................             0.44
AXA Premier VIP Small/Mid Cap Growth..................             1.38
AXA Premier VIP Small/Mid Cap Value...................             0.11
AXA Premier VIP Technology............................             1.48

     The following table represents the percentage of ownership that each AXA Allocation Portfolio has in the underlying investment companies net assets as of June 30, 2004.

                                                    AXA                        AXA
                                     AXA       Conservative       AXA       Moderate        AXA
                                Conservative       Plus        Moderate       Plus      Aggressive
Portfolios:                      Allocation     Allocation    Allocation   Allocation   Allocation
----------                      ------------   ------------   ----------   ----------   ----------
AXA Premier VIP
   Aggressive Equity                0.10%          0.32%         20.48%        1.27%       0.69%
AXA Premier VIP
   Core Bond                        1.71           2.45          38.96         3.35        0.56
AXA Premier VIP
   High Yield                       0.27           0.53          27.73         1.04          --
AXA Premier VIP
   International Equity               --             --             --        19.87        3.47
AXA Premier VIP Small Mid/
   Cap Growth                       0.16           0.65          35.36         2.54        1.48
AXA Premier VIP Small Mid/
   Cap Value                        0.16           0.65          54.73         3.14        0.92
EQ/Alliance Premier Growth          0.13           0.41          31.04         1.47        0.81
EQ/Alliance Quality Bond            0.41           0.59          62.92         0.81        0.14
EQ/Capital Guardian
   International                      --             --             --         4.51        0.81
EQ/Lazard Small Cap Value           0.06           0.22          18.49         1.08        0.32
EQ/Marsico Focus                    0.12           0.40          24.06         1.59        0.87
EQ/Mercury Basic Value Equity         --           0.26          21.80         3.07        0.90

Note 9 Substitution and Reorganization Transactions

     After the close of business on May 14, 2004, AXA Premier VIP Technology Portfolio acquired the net assets of the EQ/Technology Portfolio, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 1,783,713 Class A shares and 37,175,180 Class B shares of AXA Premier VIP Technology Portfolio (valued at $14,858,572 and $307,792,145, respectively) for the 3,610,198 Class IA shares and 75,587,326 Class IB shares of EQ/Technology Portfolio outstanding on May 14, 2004. EQ/ Technology Portfolio's net assets at that date ($322,650,717) were combined with those of AXA Premier VIP Technology Portfolio. The aggregate net assets of AXA Premier VIP Technology Portfolio and EQ/ Technology Portfolio immediately before the reorganizations were $136,349,958 and $322,650,717, respectively, resulting in combined net assets of $459,000,675.

     After the close of business on August 15, 2003, AXA Premier VIP High Yield Portfolio acquired the net assets of the EQ/High Yield Portfolio, pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 49,182,935 Class A shares and 112,092,210 Class B shares of AXA Premier VIP High Yield Portfolio (valued at $264,158,373 and $597,267,703, respectively) for the Class IA shares and Class IB shares of EQ/High Yield Portfolio outstanding on August 15, 2003. EQ/High Yield

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
June 30, 2004 (Unaudited)

Portfolio's net assets at that date ($861,426,076), including $9,574,627 of unrealized depreciation, were combined with those of AXA Premier VIP High Yield Portfolio.

     After the close of business on August 15, 2003, AXA Premier VIP Aggressive Equity Portfolio acquired the net assets of the EQ/Aggressive Stock Portfolio, pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 77,013,768 Class A shares and 9,510,717 Class B shares of AXA Premier VIP Aggressive Equity Portfolio (valued at $1,506,420,173 and $184,359,553, respectively) for the Class IA shares and Class IB shares of EQ/Aggressive Stock Portfolio outstanding on August 15, 2003. EQ/Aggressive Stock Portfolio's net assets at that date ($1,690,779,726), including $203,152,644 of unrealized appreciation, were combined with those of AXA Premier VIP Aggressive Equity Portfolio.

     After the close of business on August 15, 2003, AXA Moderate Allocation Portfolio acquired the net assets of the EQ/Balanced Portfolio, pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 216,914,349 Class A shares and 68,699,159 Class B shares of AXA Moderate Allocation Portfolio (valued at $2,954,210,854 and $928,926,394, respectively) for the Class IA shares and Class IB shares of EQ/Balanced Portfolio outstanding on August 15, 2003. EQ/Balanced Portfolio's net assets at that date ($3,883,137,248), including $30,172,870 of unrealized appreciation, were combined with those of AXA Moderate Allocation Portfolio.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios' investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

--------------------------------------------------------------------------------------------------------------------
                                                                               Number of
                                        Term of                               Portfolios
                                       Office**                               in Complex
                        Position(s)   and Length                               Overseen              Other
                         Held With        of        Principal Occupation(s)       by              Directorships
Name, Address and Age      Trust      Time Served    During Past 5 Years        Trustee          Held by Trustee
--------------------------------------------------------------------------------------------------------------------
                                                 Interested Trustee
--------------------------------------------------------------------------------------------------------------------
Peter D. Noris*         Trustee and   From          From May 1995 to              78       Director of
1290 Avenue of the      Chairman      November      present, Executive Vice                Alliance Capital
Americas,                             2001          President and Chief                    Management L.P.;
New York, New York                    to present    Investment Officer of                  Director of AXA
(48)                                                AXA Financial, Inc.;                   Alternative Advisors Inc.
                                                    from September 1999
                                                    to present, Executive
                                                    Vice President and
                                                    Chief Executive Officer
                                                    of AXA Financial
                                                    Services LLC; and from
                                                    November 1995 to
                                                    present, Executive Vice
                                                    President of AXA
                                                    Advisors LLC.
--------------------------------------------------------------------------------------------------------------------
                                                 Independent Trustees
--------------------------------------------------------------------------------------------------------------------
Gerald C. Crotty         Trustee      From          Co-founder and director       26       None
c/o AXA Premier                       November      of Weichert Enterprise,
VIP Trust                             2001          a private and public
1290 Avenue of the                    to present    equity market
Americas,                                           investment firm;
New York, New York                                  co-founder of Excelsior
(52)                                                Ventures Management, a
                                                    private equity and
                                                    venture capital firm;
                                                    from 1991 to 1998, held
                                                    various positions with
                                                    ITT Corporation,
                                                    including President and
                                                    COO of ITT Consumer
                                                    Financial Corp. and
                                                    Chairman, President and
                                                    CEO of ITT Information
                                                    Services.
--------------------------------------------------------------------------------------------------------------------
Barry Hamerling         Trustee       From          Since 1998, Managing          26       None
c/o AXA Premier                       November      Partner of Premium Ice
VIP Trust                             2001          Cream of America; from
1290 Avenue of the                    to present    1970 to 1998, President
Americas,                                           of Ayco Co. L.P., the
New York, New York                                  largest independent
(58)                                                financial counseling
                                                    firm in the United
                                                    States.
--------------------------------------------------------------------------------------------------------------------

* Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and Chairman, effective as of August 31, 2004.

** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

--------------------------------------------------------------------------------------------------------------------
                                                                               Number of
                                        Term of                               Portfolios
                                       Office**                               in Complex
                        Position(s)   and Length                               Overseen              Other
                         Held With        of        Principal Occupation(s)       by              Directorships
Name, Address and Age      Trust      Time Served    During Past 5 Years        Trustee          Held by Trustee
--------------------------------------------------------------------------------------------------------------------
                                                 Independent Trustees (Continued)
--------------------------------------------------------------------------------------------------------------------
Cynthia R. Plouche      Trustee       From          Since April 2003,             26       None
c/o AXA Premier                       November      Managing Director of
VIP Trust                             2001          Blaylock Abacus Asset
1290 Avenue of the                    to present    Management, Inc.; prior
Americas,                                           thereto, founder, Chief
New York, New York                                  Investment Officer and
(47)                                                Managing Director of
                                                    Abacus Financial Group,
                                                    a manager of fixed
                                                    income portfolios for
                                                    institutional clients.
--------------------------------------------------------------------------------------------------------------------
Rayman Louis Solomon    Trustee       From          Since 1998, Dean and a        26       None
c/o AXA Premier                       November      Professor of Law at
VIP Trust                             2001          Rutgers University
1290 Avenue of the                    to present    School of Law; prior
Americas,                                           thereto, an Associate
New York, New York                                  Dean for Academic
(57)                                                Affairs at Northwestern
                                                    University School of
                                                    Law.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                        Term of
                                       Office**
                        Position(s)   and Length
                         Held With        of                            Principal Occupation(s)
Name, Address and Age      Trust      Time Served                         During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
                                                 Officers
--------------------------------------------------------------------------------------------------------------------
Steven M. Joenk***      President     Chief         From July 1999 to present, Senior Vice President of AXA
1290 Avenue of the      and Chief     Executive     Financial; from 1996 to 1999, Managing Director of MeesPierson.
Americas,               Executive     Officer
New York, New York      Officer       from
(45)                                  December
                                      2002 to
                                      present;
                                      President
                                      from
                                      November
                                      2001
                                      to present
--------------------------------------------------------------------------------------------------------------------
Patricia Louie, Esq.    Vice          From          From May 2003 to present, Vice President and Associate General
1290 Avenue of the      President     November      Counsel of AXA Financial and Equitable; from July 1999 to May
Americas,               and           2001 to       2003, Vice President and Counsel of AXA Financial and Equitable;
New York, New York      Secretary     present       from September 1994 to July 1999, Assistant General Counsel of
(48)                                                The Dreyfus Corporation.
--------------------------------------------------------------------------------------------------------------------
                        Chief         Chief
Kenneth T. Kozlowski    Financial     Financial     From February 2001 to present, Vice President of AXA Financial;
1290 Avenue of the      Officer       Officer       from October 1999 to February 2001, Assistant Vice President of
Americas,               and           from          AXA Financial; from October 1996 to October 1999, Director--
New York, New York      Treasurer     December      Fund Administration of Prudential Investments.
(42)                                  2002 to
                                      present;
                                      Treasurer
                                      from
                                      November
                                      2001
                                      to present
--------------------------------------------------------------------------------------------------------------------
Kenneth B. Beitler      Vice          From          From February 2003 to present, Vice President of AXA Financial;
1290 Avenue of the      President     November      from February 2002 to February 2003, Assistant Vice President of
Americas,                             2001 to       AXA Financial; from May 1999 to February 2002, Senior Investment
New York, New York                    present       Analyst of AXA Financial. Prior thereto, an Investment Systems
(45)                                                Development Analyst with TIAA-CREF.
--------------------------------------------------------------------------------------------------------------------

* Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and Chairman, effective as of August 31, 2004.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
*** Mr. Joenk has been appointed as a Trustee and the Chairman of the Board of Trustees, effective as of September 1, 2004.

--------------------------------------------------------------------------------------------------------------------
                                        Term of
                                       Office**
                        Position(s)   and Length
                         Held With        of                            Principal Occupation(s)
Name, Address and Age      Trust      Time Served                         During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Mary E. Cantwell        Vice          From          From February 2001 to present, Vice President of AXA Financial;
1290 Avenue of the      President     November      from September 1997 to January 2001, Assistant Vice President,
Americas,                             2001 to       Office of the Chief Investment Officer of AXA Financial.
New York, New York                    present
(42)
--------------------------------------------------------------------------------------------------------------------
Brian E. Walsh          Vice          Vice          From February 2003 to present, Vice President of AXA Financial
1290 Avenue of the      President     President     and Equitable; from January 2001 to February 2003, Assistant
Americas,               and           from          Vice President of AXA Financial and Equitable; from December
New York, New York      Assistant     December      1999 to January 2001, Senior Fund Administrator of AXA Financial
(36)                    Treasurer     2002 to       Equitable; from January 1993 to December 1999, Manager of
                                      present;      and Prudential Investment Fund Management.
                                      Assistant
                                      Treasurer
                                      from
                                      November
                                      2001 to
                                      present
--------------------------------------------------------------------------------------------------------------------
Andrew S. Novak, Esq.   Assistant     From          From May 2003 to present, Vice President and Counsel of AXA
1290 Avenue of the      Secretary     September     Financial and Equitable; from May 2002 to May 2003, Counsel of
Americas,                             2002 to       AXA Financial and Equitable; from May 2001 to April 2002,
New York, New York                    present       Associate General Counsel and Chief Compliance Officer of Royce
(36)                                                & Associates, Inc.; from August 1997 to August 2000, Vice
                                                    President and Assistant General Counsel of Mitchell Hutchins
                                                    Asset Management.
--------------------------------------------------------------------------------------------------------------------
Joseph J. Paolo         Compliance    From          From May 2002 to present, Compliance Director and Assistant Vice
1290 Avenue of the      Officer       September     President of AXA Financial and Equitable; February 2001 to May
Americas,                             2002 to       2002 , Compliance Officer of AXA Financial and Equitable;
New York, New York                    present       from June 1998 to February 2001, Principal Consultant,
(33)                                                PricewaterhouseCoopers LLP.
--------------------------------------------------------------------------------------------------------------------

* Affiliated with the Manager and Distributors. Mr. Noris has resigned as a Trustee and Chairman, effective as of August 31, 2004.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

                PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

     A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

Not required.

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b) The registrant's certifying officers are not aware of any changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics required by Item 2 - not required.

(a)(2) Certifications required by Item 10(a)(2) are filed herewith.

(a)(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 - not applicable.

(b)  Certifications required by Item 10(b) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust


/s/ Steven M. Joenk
-------------------------------
Steven M. Joenk
President and Chief Executive Officer
August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Steven M. Joenk
-------------------------------
Steven M. Joenk
Chief Executive Officer
August 31, 2004


/s/ Kenneth T. Kozlowski
-------------------------------
Kenneth T. Kozlowski
Chief Financial Officer
August 31, 2004